GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.8%

	Argentina — 0.9%

585,489	Adecoagro SA	6,709,704

	Australia — 0.1%

320,055	Clean TeQ Water Ltd. * (a)	67,652

1,399,037	Sunrise Energy Metals Ltd. * (a)	575,253

	Total Australia	642,905

	Brazil — 1.8%

1,044,867	Sao Martinho SA	7,030,809

520,352	SLC Agricola SA	3,983,475

284,700	Suzano SA	3,110,730

	Total Brazil	14,125,014

	Canada — 9.1%

476,293	Anaergia, Inc. * (a)	93,016

1,127,731	Canadian Solar, Inc. * (a)	23,716,183

431,300	Capstone Copper Corp. * (a)	1,767,219

111,900	ERO Copper Corp. *	1,378,804

609,438	First Quantum Minerals Ltd.	4,989,761

1,925,700	Greenlane Renewables, Inc. * (a)	205,775

3,551,372	Ivanhoe Mines Ltd. – Class A *	31,693,957

1,008,392	Largo, Inc. * (a)	2,065,905

1,333,508	Li-Cycle Holdings Corp. * (a)	1,175,621

201,100	Northland Power, Inc.	3,269,292

	Total Canada	70,355,533

	China — 1.5%

1,824,114	China High Speed Transmission Equipment

	Group Co. Ltd. *	407,783

200,992	Hollysys Automation Technologies Ltd. *	4,582,617

1,950,745	Ming Yang Smart Energy Group Ltd. – Class A	3,683,800

1,128,006	Tianneng Power International Ltd. (a)	926,799

1,226,576	Yutong Bus Co. Ltd. – Class A	2,315,509

	Total China	11,916,508

	Denmark — 4.5%

11,113	ROCKWOOL AS – B Shares	3,004,677

1,133,889	Vestas Wind Systems AS *	31,352,746

	Total Denmark	34,357,423

	Finland — 1.0%

272,502	Kemira OYJ	4,583,713

89,318	Neste OYJ	3,403,257

	Total Finland	7,986,970

	France — 11.3%

29,268	Legrand SA	2,822,868

393,774	Nexans SA	31,004,789

18,890	Schneider Electric SE	3,476,755

Shares	Description	Value ($)

	France — continued

260,667	STMicroelectronics NV (a)	12,369,106

1,008,814	Valeo SE	14,648,347

645,149	Veolia Environnement SA	20,338,630

114,522	Waga Energy SA *	2,785,855

	Total France	87,446,350

	Germany — 4.0%

219,999	E.ON SE	2,859,563

435,689	Infineon Technologies AG	16,810,866

99,910	Knorr-Bremse AG	6,268,616

28,682	Siemens AG (Registered)	4,818,077

	Total Germany	30,757,122

	Ireland — 0.3%

31,685	Kingspan Group PLC	2,517,845

	Isle of Man — 0.6%

460,000	Lifezone Holdings Ltd. *	4,489,600

	Israel — 0.4%

532,866	ICL Group Ltd.	2,684,149

	Italy — 0.7%

146,901	Prysmian SpA	5,666,505

	Japan — 5.2%

244,400	Ebara Corp.	13,884,224

209,900	GS Yuasa Corp. (a)	3,089,719

116,100	Organo Corp.	4,764,199

875,600	Renesas Electronics Corp. *	15,260,784

180,200	Yokogawa Electric Corp.	3,419,491

	Total Japan	40,418,417

	Mexico — 2.2%

2,271,397	Grupo Mexico SAB de CV – Series B	10,434,681

3,167,320	Orbia Advance Corp. SAB de CV	6,750,968

	Total Mexico	17,185,649

	Netherlands — 0.7%

105,593	Arcadis NV	5,303,416

	Norway — 0.6%

646,966	Austevoll Seafood ASA	4,459,138

	Russia — 0.0%

72,215	MMC Norilsk Nickel PJSC * (b)	134,630

3	MMC Norilsk Nickel PJSC ADR * (b)	—

120,856	PhosAgro PJSC (b)	91,097

2,335	PhosAgro PJSC GDR * (b) (c)	589

169,638	Ros Agro PLC GDR (Registered) * (b)	14,874

	Total Russia	241,190

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	South Korea — 6.8%

110,081	LG Chem Ltd.	42,586,474

26,594	Samsung SDI Co. Ltd.	9,683,571

	Total South Korea	52,270,045

	Spain — 2.3%

19,873	Acciona SA	2,805,018

174,796	Endesa SA	3,656,231

313,187	Iberdrola SA	3,870,675

166,701	Redeia Corp. SA	2,794,267

223,596	Solaria Energia y Medio Ambiente SA *	4,190,689

	Total Spain	17,316,880

	Sweden — 0.4%

244,125	Munters Group AB	3,421,150

	Switzerland — 0.3%

25,328	Landis+Gyr Group AG	2,128,831

	Ukraine — 0.1%

219,994	Kernel Holding SA *	398,507

	United Kingdom — 0.4%

235,969	National Grid PLC	3,060,345

	United States — 42.6%

342,762	Aemetis, Inc. * (a)	1,521,863

54,408	AGCO Corp.	6,176,940

273,973	Alcoa Corp.	7,358,915

1,004,370	Ameresco, Inc. – Class A*	30,090,925

186,200	Array Technologies, Inc. *	2,880,514

337,473	BorgWarner, Inc.	11,369,465

3,893,277	Clean Energy Fuels Corp. *	14,054,730

112,024	Corteva, Inc.	5,063,485

830,828	Darling Ingredients, Inc. *	36,448,424

4,322	Deere & Co.	1,574,980

38,767	Edison International	2,597,001

43,403	EnerSys	3,840,298

92,622	Enphase Energy, Inc. *	9,356,675

69,739	Exelon Corp.	2,685,649

49,295	First Solar, Inc. *	7,777,765

271,999	Freeport-McMoRan, Inc.	10,151,003

1,171,395	Gevo, Inc. *	1,323,676

6,041,384	GrafTech International Ltd.	14,922,219

938,831	Green Plains, Inc. *	23,358,115

47,200	Johnson Controls International PLC	2,492,160

7,800	Lennox International, Inc.	3,171,948

877,249	Livent Corp. * (a)	12,070,946

204,298	Mosaic Co.	7,332,255

95,248	Mueller Water Products, Inc. – Class A	1,265,846

19,787	MYR Group, Inc. *	2,461,899

78,348	ON Semiconductor Corp. *	5,588,563

Shares	Description	Value ($)

	United States — continued

22,909	Owens Corning	3,106,002

59,772	Pentair PLC	3,857,685

127,450	PotlatchDeltic Corp. – (REIT)	5,842,308

196,696	Sensata Technologies Holding PLC	6,394,587

382,501	SolarEdge Technologies, Inc. *	30,362,929

3,419,004	Sunrun, Inc. * (a)	44,105,152

59,165	TE Connectivity Ltd.	7,750,615

	Total United States	328,355,537

	TOTAL COMMON STOCKS (COST $935,187,845)	754,214,733

	PREFERRED STOCKS (d) —1.7%

	Chile — 1.7%

264,016	Sociedad Quimica y Minera de Chile SA Sponsored ADR	13,264,164

	TOTAL PREFERRED STOCKS (COST $14,292,182)	13,264,164

	MUTUAL FUNDS — 4.6%

	United States — 4.6%

	Affiliated Issuers — 4.6%

7,032,335	GMO U.S. Treasury Fund (e)	35,161,673

	Total United States	35,161,673

	TOTAL MUTUAL FUNDS (COST $35,126,909)	35,161,673

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

45,724	State Street Institutional Treasury Money Market Fund – Premier Class, 5.31% (f)	45,724

	TOTAL SHORT-TERM INVESTMENTS (COST $45,724)	45,724

	TOTAL INVESTMENTS — 104.1% (Cost $984,652,660)	802,686,294

	Other Assets and Liabilities (net) — (4.1)%	(31,453,857)

	TOTAL NET ASSETS — 100.0%	$771,232,437

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2023

PhosAgro PJSC GDR	08/09/19	$36,037	0.0%	$589

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	The security is restricted as to resale.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	All or a portion of this security is purchased with collateral from securities loaned.

(f)	The rate disclosed is the 7 day net yield as of November 30, 2023.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 91.1%

	Brazil — 4.0%

37,500	Ambev SA ADR	102,750

158,300	Ambev SA	440,290

211,700	Banco do Brasil SA	2,334,182

108,200	BB Seguridade Participacoes SA	688,059

87,300	CPFL Energia SA	657,138

166,327	Enauta Participacoes SA	523,441

65,600	Engie Brasil Energia SA	579,758

64,800	Petroleo Brasileiro SA Sponsored ADR	989,496

4,400	Transmissora Alianca de Energia Eletrica SA	32,593

404,800	Ultrapar Participacoes SA	2,076,614

	Total Brazil	8,424,321

	Chile — 0.5%

3,695	CAP SA	25,413

21,020	Cia Cervecerias Unidas SA	128,701

2,306,662	Colbun SA	365,237

90,328	Inversiones La Construccion SA	581,824

	Total Chile	1,101,175

	Czech Republic — 0.2%

705	Philip Morris CR AS	496,465

	Egypt — 0.7%

80,922	Abou Kir Fertilizers & Chemical Industries	207,868

255,228	Commercial International Bank – Egypt (CIB)	637,674

749,920	Eastern Co. SAE	627,641

	Total Egypt	1,473,183

	Hungary — 3.3%

81,095	MOL Hungarian Oil & Gas PLC	645,843

134,249	OTP Bank Nyrt	5,586,087

25,879	Richter Gedeon Nyrt	652,434

	Total Hungary	6,884,364

	India — 12.6%

34,200	Azure Power Global Ltd. *	42,750

31,167	Bharat Petroleum Corp. Ltd.	163,577

68,952	Castrol India Ltd.	114,398

24,795	Chambal Fertilisers & Chemicals Ltd.	94,623

35,931	Chennai Petroleum Corp. Ltd.	289,714

8,311	Cochin Shipyard Ltd.	120,195

3,932	Colgate-Palmolive India Ltd.	103,176

15,065	Coromandel International Ltd.	210,895

600	Dr Reddy’s Laboratories Ltd. ADR	41,940

21,191	Dr Reddy’s Laboratories Ltd.	1,471,361

1,768	EID Parry India Ltd.	11,375

84,505	Engineers India Ltd.	149,469

12	Federal Bank Ltd.	21

5,643	Firstsource Solutions Ltd.	12,014

Shares	Description	Value ($)

	India — continued

23,377	GHCL Ltd.	154,496

18,413	GHCL Textiles Ltd. *	15,510

17,845	Godawari Power & Ispat Ltd.	146,860

30,028	Great Eastern Shipping Co. Ltd.	316,241

20,897	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	172,222

11,861	Gujarat Pipavav Port Ltd.	20,054

242,884	Gujarat State Fertilizers & Chemicals Ltd.	563,396

4,645	Gujarat State Petronet Ltd.	16,069

40,884	HCL Technologies Ltd.	658,346

7,666	HDFC Bank Ltd. ADR	460,267

32	Hindalco Industries Ltd.	199

1,373	ICICI Securities Ltd.	11,196

616,251	Indiabulls Housing Finance Ltd.	1,502,443

128,563	Indian Oil Corp. Ltd.	172,986

22,546	Infosys Ltd.	394,042

52,600	Infosys Ltd. Sponsored ADR	923,130

90,127	IRCON International Ltd.	181,709

989,100	ITC Ltd.	5,181,894

22,826	JM Financial Ltd.	22,937

1,638	Kaveri Seed Co. Ltd.	11,901

2,959	KNR Constructions Ltd.	10,348

3,105	KRBL Ltd.	12,894

5,522	LT Foods Ltd.	14,399

7,738	Mahanagar Gas Ltd.	97,498

12,400	MakeMyTrip Ltd. *	523,652

525,631	Manappuram Finance Ltd.	1,051,122

1,646	Marico Ltd.	10,632

1,645	Motilal Oswal Financial Services Ltd.	23,693

15,486	Muthoot Finance Ltd.	273,668

491,039	National Aluminium Co. Ltd.	544,971

59,524	NCC Ltd.	119,486

3,092	Nippon Life India Asset Management Ltd.	15,504

2,175,196	Oil & Natural Gas Corp. Ltd.	5,073,919

124,175	Oil India Ltd.	455,063

5,094	Oracle Financial Services Software Ltd.	247,583

280,076	Petronet LNG Ltd.	683,321

2,343	Piramal Enterprises Ltd.	26,106

293,157	Power Grid Corp. of India Ltd.	737,187

13,370	Rashtriya Chemicals & Fertilizers Ltd.	20,650

402	Redington Ltd.	777

48,175	Reliance Industries Ltd.	1,375,909

35,822	RITES Ltd.	201,754

176	Sanofi India Ltd.	16,976

15,410	Shipping Corp. of India Ltd.	26,554

4,027	Shriram Finance Ltd.	96,738

68,800	Sun TV Network Ltd.	557,729

6,260	Tata Consultancy Services Ltd.	262,323

2,822	Triveni Engineering & Industries Ltd.	13,087

33,098	Ujjivan Small Finance Bank Ltd.	22,563

2,863	West Coast Paper Mills Ltd.	22,431

27,553	Wipro Ltd.	136,038

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	India — continued

6,400	WNS Holdings Ltd. ADR *	380,672

2,427	Zensar Technologies Ltd.	15,659

	Total India	26,822,312

	Indonesia — 4.8%

2,568,000	AKR Corporindo Tbk. PT	237,538

6,678,500	Bank Central Asia Tbk. PT	3,865,405

3,687,200	Bank Mandiri Persero Tbk. PT	1,390,335

4,718,000	Bank Negara Indonesia Persero Tbk. PT	1,605,242

8,106,400	Bank Rakyat Indonesia Persero Tbk. PT	2,758,804

1,674,500	Medco Energi Internasional Tbk. PT	124,286

663,200	Vale Indonesia Tbk. PT	192,418

	Total Indonesia	10,174,028

	Malaysia — 0.1%

40,900	Hong Leong Financial Group Bhd	141,322

284,300	Kossan Rubber Industries Bhd	98,289

	Total Malaysia	239,611

	Mexico — 6.9%

187,900	Arca Continental SAB de CV	1,915,945

178,700	Banco del Bajio SA	572,466

8,400	Coca-Cola Femsa SAB de CV Sponsored ADR	711,060

539,400	Credito Real SAB de CV SOFOM ER * (a)	—

100	Fomento Economico Mexicano SAB de CV Sponsored ADR	12,689

600	Grupo Aeroportuario del Centro Norte SAB de CV ADR	42,972

4,095	Grupo Aeroportuario del Sureste SAB de CV – Class B	96,676

954,367	Grupo Financiero Banorte SAB de CV – Class O	8,880,720

138,700	Grupo Mexico SAB de CV – Series B	637,181

516,500	Grupo Televisa SAB – Series CPO	328,899

55,800	Qualitas Controladora SAB de CV	510,500

32,900	Regional SAB de CV	285,101

175,137	Wal-Mart de Mexico SAB de CV	689,517

	Total Mexico	14,683,726

	Pakistan — 0.2%

81,640	Attock Refinery Ltd.	89,115

41,957	Engro Fertilizers Ltd.	14,826

31,252	Fauji Fertilizer Co. Ltd.	12,283

27,206	Hub Power Co. Ltd.	11,642

2,157	Mari Petroleum Co. Ltd.	12,880

356,947	Oil & Gas Development Co. Ltd.	136,216

13,919	Pakistan Oilfields Ltd.	21,184

275,346	Pakistan Petroleum Ltd.	88,424

59,621	SUI Northern Gas Pipeline	13,128

21,249	United Bank Ltd.	13,537

	Total Pakistan	413,235

Shares	Description	Value ($)

	Poland — 3.4%

25,757	Bank Polska Kasa Opieki SA	904,904

777	Budimex SA	107,686

352	Grupa Kety SA	63,700

315,996	ORLEN SA	4,665,071

129,619	Powszechny Zaklad Ubezpieczen SA	1,476,423

7,826	XTB SA	65,260

	Total Poland	7,283,044

	Russia — 0.2%

4,036,000	Alrosa PJSC (a) (b)	29,274

434,347	Etalon Group PLC GDR (Registered) * (a)	3,713

131,280	Evraz PLC * (a)	3,393

236,860,000	Federal Grid Co.-Rosseti PJSC * (a)	3,177

102,255	Gazprom Neft PJSC (a)	9,990

897,812	Gazprom PJSC * (a)	16,298

6,151,400	Inter RAO UES PJSC (a)	2,857

122,088	LUKOIL PJSC (a)	98,715

4,327,340	Magnitogorsk Iron & Steel Works PJSC * (a) (b)	24,526

7,832	MMC Norilsk Nickel PJSC * (a)	14,601

5	MMC Norilsk Nickel PJSC ADR * (a)	1

172,200	Mobile TeleSystems PJSC ADR * (a)	9,792

88,090	Moscow Exchange MICEX-Rates PJSC (a)	1,954

93,370	Novatek PJSC (a)	15,682

1,403,510	Novolipetsk Steel PJSC * (a)	26,924

4,917	PhosAgro PJSC (a)	3,706

95	PhosAgro PJSC GDR * (a) (b)	24

11,902	Polyus PJSC * (a) (b)	14,388

1	Polyus PJSC GDR (Registered) (a) (b)	1

50,074,400	RusHydro PJSC (a)	4,439

3,446,432	Sberbank of Russia PJSC (a) (b)	106,026

140,607	Severstal PAO GDR (Registered) * (a) (b)	19,950

2,387,800	Surgutneftegas PJSC (a)	8,386

657,084	Tatneft PJSC (a)	46,637

9,408	TCS Group Holding PLC GDR (Registered) * (a)	3,529

	Total Russia	467,983

	South Africa — 10.5%

5	Absa Group Ltd.	46

60,899	African Rainbow Minerals Ltd.	587,440

112,107	Anglo American Platinum Ltd.	4,747,128

23,954	Aspen Pharmacare Holdings Ltd.	235,599

698	Astral Foods Ltd.	5,903

130,494	AVI Ltd.	542,365

4,792	Barloworld Ltd.	19,385

15,509	Clicks Group Ltd.	243,032

27,220	Coronation Fund Managers Ltd.	45,590

5,900	DRDGOLD Ltd. Sponsored ADR	54,988

1,128,019	FirstRand Ltd.	4,035,018

139,346	Foschini Group Ltd.	809,518

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued

1,276,553	Growthpoint Properties Ltd. – (REIT)	717,802

577,495	Impala Platinum Holdings Ltd.	2,348,218

36,010	Investec Ltd.	230,280

80,751	Kumba Iron Ore Ltd.	2,540,679

1,783	Motus Holdings Ltd.	8,813

140,732	Mr Price Group Ltd.	1,146,049

65,747	MultiChoice Group *	235,984

33,984	Nedbank Group Ltd.	385,521

159,573	Ninety One Ltd.	347,730

32,694	Omnia Holdings Ltd.	103,433

14,412	Pepkor Holdings Ltd.	14,240

23,239	Pick n Pay Stores Ltd.	29,354

54,618	Sanlam Ltd.	196,542

7,419	Sappi Ltd.	15,551

23,606	Shoprite Holdings Ltd.	322,025

338,735	Sibanye Stillwater Ltd.	372,763

121,400	Sibanye Stillwater Ltd. ADR	541,444

7,482	SPAR Group Ltd.	46,262

57,298	Tiger Brands Ltd.	552,562

113,531	Truworths International Ltd.	461,613

70,418	Vodacom Group Ltd.	362,639

10,793	Woolworths Holdings Ltd.	38,622

	Total South Africa	22,344,138

	South Korea — 12.7%

5,425	BGF retail Co. Ltd.	566,635

19,860	Cheil Worldwide, Inc.	300,496

42	Coway Co. Ltd.	1,617

35,641	Daou Data Corp.	339,996

3,718	DB Insurance Co. Ltd.	239,891

135,863	Dongwon Development Co. Ltd.	345,831

5,693	Hyundai Marine & Fire Insurance Co. Ltd.	137,041

3,205	INTOPS Co. Ltd.	72,711

5,441	JB Financial Group Co. Ltd.	43,654

19,462	Kakao Games Corp. *	397,492

4,016	KCC Glass Corp.	129,100

71,609	Korea Real Estate Investment & Trust Co. Ltd.	68,105

63,425	KT Skylife Co. Ltd.	296,883

76,472	KT&G Corp.	5,212,939

4,117	Kumho Petrochemical Co. Ltd.	406,537

13,408	Lotte Energy Materials Corp.	467,667

6,458	LOTTE Fine Chemical Co. Ltd.	288,137

169	MegaStudyEdu Co. Ltd.	7,467

4,107	Mirae Asset Securities Co. Ltd.	22,762

16,949	NH Investment & Securities Co. Ltd.	134,386

113	NongShim Co. Ltd.	35,432

6,645	Orion Corp.	600,861

194,355	Pan Ocean Co. Ltd.	681,670

4,028	S-1 Corp.	186,831

215,575	Samsung Electronics Co. Ltd.	12,155,780

Shares	Description	Value ($)

	South Korea — continued

8,517	Samsung Securities Co. Ltd.	258,200

9,775	SD Biosensor, Inc.	85,678

683	Soulbrain Co. Ltd.	146,507

13,389	Spigen Korea Co. Ltd.	316,728

8,842	TKG Huchems Co. Ltd.	145,534

1	Unid Co. Ltd.	58

275,637	Woori Financial Group, Inc.	2,778,638

104	Young Poong Corp.	41,004

	Total South Korea	26,912,268

	Taiwan — 26.9%

279,000	Acer, Inc.	314,727

5,000	Acter Group Corp. Ltd.	29,002

13,897	Advantech Co. Ltd.	156,999

495,155	AmTRAN Technology Co. Ltd.	189,422

100,000	Asia Cement Corp.	133,401

68,000	Aten International Co. Ltd.	176,778

20,000	Aurora Corp.	48,089

1,026,000	Catcher Technology Co. Ltd	6,383,294

131,000	Chicony Electronics Co. Ltd	668,379

103,000	China General Plastics Corp.	76,951

296,000	Chipbond Technology Corp.	681,767

46,000	ChipMOS Technologies, Inc.	60,067

1,336,600	Evergreen Marine Corp. Taiwan Ltd.	4,794,390

80,000	Everlight Electronics Co. Ltd.	119,692

40,000	Feng Hsin Steel Co. Ltd.	84,439

36,000	FLEXium Interconnect, Inc.	100,877

110,000	Formosa Advanced Technologies Co. Ltd.	137,768

376,897	Foxconn Technology Co. Ltd.	643,158

4,000	Fusheng Precision Co. Ltd.	26,041

46,000	Getac Holdings Corp.	149,832

112,000	Giant Manufacturing Co. Ltd	681,178

20,000	Global Mixed Mode Technology, Inc.	171,280

258,000	Grand Pacific Petrochemical	132,524

6,000	Grape King Bio Ltd.	29,491

79,000	Greatek Electronics, Inc.	152,583

790,000	Hon Hai Precision Industry Co. Ltd	2,565,982

17,239	Innodisk Corp.	171,935

344,000	King’s Town Bank Co. Ltd.	433,927

104,000	Kung Long Batteries Industrial Co. Ltd.	444,128

67,000	Largan Precision Co. Ltd	5,118,998

42,000	MediaTek, Inc.	1,268,379

476,000	Micro-Star International Co. Ltd	2,794,490

364,000	Mitac Holdings Corp.	467,397

233,528	Nantex Industry Co. Ltd.	285,531

7,000	Nien Made Enterprise Co. Ltd.	76,138

176,000	Novatek Microelectronics Corp.	2,874,866

11,000	Powertech Technology, Inc.	39,419

226,000	Primax Electronics Ltd.	466,369

158,000	Radiant Opto-Electronics Corp.	667,688

7,000	Raydium Semiconductor Corp.	90,137

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

53,744	Shanghai Commercial & Savings Bank Ltd.	77,470

10,000	Shin Zu Shing Co. Ltd.	39,354

56,000	Simplo Technology Co. Ltd	681,411

19,750	Sporton International, Inc.	150,673

33,000	Synnex Technology International Corp.	72,611

80,000	T3EX Global Holdings Corp.	197,139

58,000	TaiDoc Technology Corp.	291,643

60,200	Taita Chemical Co. Ltd.	33,128

45,000	Taiwan Hon Chuan Enterprise Co. Ltd.	172,852

223,000	Taiwan PCB Techvest Co. Ltd.	314,200

68,780	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	6,692,982

383,000	Taiwan Semiconductor Manufacturing Co. Ltd.	7,005,882

8,000	Taiwan Surface Mounting Technology Corp.	24,891

2,000	TCI Co. Ltd.	11,035

11,000	Topkey Corp.	63,002

108,000	Tripod Technology Corp.	666,308

58,000	Tung Ho Steel Enterprise Corp.	128,733

19,000	TXC Corp.	62,608

14,000	United Integrated Services Co. Ltd.	109,530

24,200	United Microelectronics Corp. Sponsored ADR	188,518

457,000	United Microelectronics Corp.	714,639

97,000	Universal, Inc.	110,295

396,000	USI Corp.	249,009

725,250	Wan Hai Lines Ltd.	1,084,785

2,952,000	Yang Ming Marine Transport Corp.	3,971,909

2,363	Yuanta Financial Holding Co. Ltd	1,966

	Total Taiwan	57,024,086

	Thailand — 1.6%

1,175,300	B Grimm Power PCL NVDR	843,617

77,000	Electricity Generating PCL NVDR	282,368

433,800	PTT Exploration & Production PCL NVDR	1,862,171

274,400	Ratch Group PCL NVDR	253,514

152,000	Regional Container Lines PCL NVDR	83,827

50,900	Srisawad Corp. PCL NVDR	64,051

	Total Thailand	3,389,548

	Vietnam — 2.5%

169,800	Duc Giang Chemicals JSC	661,743

14,300	IDICO Corp. JSC	28,841

127,400	PetroVietNam Ca Mau Fertilizer JSC	168,060

51,500	Petrovietnam Fertilizer & Chemicals JSC	69,954

105,700	PetroVietnam Technical Services Corp.	167,815

180,500	Sai Gon-Ha Noi Securities JSC *	134,954

215,698	Saigon – Hanoi Commercial JSB *	96,072

326,700	Saigon Thuong Tin Commercial JSB *	370,429

726,000	SSI Securities Corp.	936,674

224,000	Vietnam Dairy Products JSC	621,684

Shares	Description	Value ($)

	Vietnam — continued

105,819	Vietnam Joint Stock Commercial Bank for Industry & Trade *	114,725

2,332,800	VNDirect Securities Corp. *	2,015,048

	Total Vietnam	5,385,999

	TOTAL COMMON STOCKS (COST $261,976,394)	193,519,486

	PREFERRED STOCKS (c) —6.4%

	Brazil — 6.1%

367,200	Bradespar SA	1,820,315

8,600	Cia de Ferro Ligas da Bahia FERBASA	80,810

132,300	Cia Energetica de Minas Gerais	297,551

91,665	Gerdau SA Sponsored ADR	408,826

923,370	Itausa SA	1,829,087

937,869	Petroleo Brasileiro SA	6,842,449

97,717	Petroleo Brasileiro SA ADR	1,421,782

19,500	Unipar Carbocloro SA – Class B	294,002

	Total Brazil	12,994,822

	Colombia — 0.3%

21,800	Bancolombia SA Sponsored ADR	601,462

	Russia — 0.0%

3,948,700	Surgutneftegas PJSC (a)	25,878

315	Transneft PJSC (a)	5,083

	Total Russia	30,961

	TOTAL PREFERRED STOCKS (COST $13,956,116)	13,627,245

	MUTUAL FUNDS — 1.6%

	United States — 1.6%

	Affiliated Issuers — 1.6%

662,446	GMO U.S. Treasury Fund	3,312,228

	Total United States	3,312,228

	TOTAL MUTUAL FUNDS (COST $3,312,228)	3,312,228

	TOTAL INVESTMENTS — 99.1% (Cost $279,244,738)	210,458,959

	Other Assets and Liabilities (net) — 0.9%	1,901,398

	TOTAL NET ASSETS — 100.0%	$212,360,357

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2023

Alrosa PJSC	10/18/21	$7,054,956	0.0%	$29,274

Magnitogorsk Iron & Steel Works PJSC	10/18/21	4,011,995	0.0%	24,526

PhosAgro PJSC GDR	10/18/21	2,465	0.0%	24

Polyus PJSC	10/18/21	2,285,367	0.0%	14,388

Polyus PJSC GDR (Registered)	10/22/21	4	0.0%	1

Sberbank of Russia PJSC	10/18/21	16,614,391	0.0%	106,026

Severstal PAO GDR (Registered)	10/18/21	3,190,235	0.0%	19,950

				$194,189

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	The security is restricted as to resale.

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

Portfolio Abbreviations:

ADR - American Depositary Receipt

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

GDR - Global Depositary Receipt

JSB - Joint Stock Bank

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 86.3%

	Brazil — 3.0%

235,800	Banco do Brasil SA	2,599,906

308,400	BB Seguridade Participacoes SA	1,961,158

66,800	CPFL Energia SA	502,827

268,786	Enauta Participacoes SA	845,886

179,300	Engie Brasil Energia SA	1,584,614

339,900	Petroleo Brasileiro SA Sponsored ADR	5,190,273

610,700	Ultrapar Participacoes SA	3,132,877

	Total Brazil	15,817,541

	Chile — 0.1%

25,428	Cia Cervecerias Unidas SA	155,691

2,054,952	Colbun SA	325,381

	Total Chile	481,072

	China — 25.5%

1,567,000	361 Degrees International Ltd.	705,095

9,708,100	Agricultural Bank of China Ltd. – Class A	4,982,512

11,710,000	Agricultural Bank of China Ltd. – Class H	4,322,549

36,872	Anhui Conch Cement Co. Ltd. – Class A	118,912

1,428,500	Anhui Conch Cement Co. Ltd. – Class H	3,331,047

12,600	Autohome, Inc. ADR	344,106

18,910,000	Bank of China Ltd. – Class H	6,928,417

2,188,000	Beijing Capital International Airport Co. Ltd.*	792,703

128,000	Bosideng International Holdings Ltd.	53,674

309,100	CGN Power Co. Ltd.	131,357

598,000	China BlueChemical Ltd. – Class H	138,499

2,703,878	China Communications Services Corp. Ltd. – Class H	1,152,048

1,260,000	China Conch Venture Holdings Ltd.	944,073

19,411,148	China Construction Bank Corp. – Class H	11,223,397

24,330,000	China Feihe Ltd.	14,256,521

5,544,000	China Jinmao Holdings Group Ltd.	631,669

2,109,000	China Lesso Group Holdings Ltd.	1,162,973

125,000	China Medical System Holdings Ltd.	240,110

1,118,000	China Meidong Auto Holdings Ltd.	684,142

639,800	China Merchants Bank Co. Ltd. – Class A	2,583,422

10,900	China Oilfield Services Ltd.	22,752

728,000	China Oriental Group Co. Ltd.	112,766

8,061,232	China Petroleum & Chemical Corp. – Class A	6,173,452

1,322,000	China Petroleum & Chemical Corp. – Class H	678,494

2,484,912	China Railway Signal & Communication Corp. Ltd. – Class A	1,514,412

3,186,000	China Resources Cement Holdings Ltd.	734,167

5,370,030	COSCO Shipping Holdings Co. Ltd. – Class A	7,534,304

1,065,000	COSCO Shipping Holdings Co. Ltd. – Class H	981,192

Shares	Description	Value ($)

	China — continued

28,000	COSCO Shipping International Hong Kong Co. Ltd.	10,001

1,830,000	CSPC Pharmaceutical Group Ltd.	1,648,098

1,323,000	Dongyue Group Ltd.	1,011,139

4,100	ENN Energy Holdings Ltd.	28,299

1,236,000	Greentown Service Group Co. Ltd.	512,960

345,000	Hello Group, Inc. Sponsored ADR	2,228,700

10,248,000	Hua Han Health Industry Holdings Ltd. * (a)	1

2,132,900	Industrial & Commercial Bank of China Ltd. – Class A	1,438,647

14,807,000	Industrial & Commercial Bank of China Ltd. – Class H	7,045,575

955,000	Jiumaojiu International Holdings Ltd.	964,622

300	JOYY, Inc. ADR	11,523

24,000	Kunlun Energy Co. Ltd.	22,177

3,288,000	Lenovo Group Ltd.	4,057,777

24,400	Livzon Pharmaceutical Group, Inc.	119,805

557,000	Lonking Holdings Ltd.	84,718

40,900	NetEase, Inc.	922,637

21,200	Nongfu Spring Co. Ltd.	120,920

331,500	Orient Overseas International Ltd.	3,985,843

8,163,800	PetroChina Co. Ltd. – Class A	8,205,158

1,636,000	PetroChina Co. Ltd. – Class H	1,070,556

1,695,000	PICC Property & Casualty Co. Ltd. – Class H	1,968,987

686,309	Ping An Insurance Group Co. of China Ltd. – Class A	3,929,068

509,200	Postal Savings Bank of China Co. Ltd. – Class A	313,347

3,540,400	Qingling Motors Co. Ltd. – Class H *	249,335

1,057,500	Shenzhen International Holdings Ltd.	779,793

1,517,000	Sinopec Engineering Group Co. Ltd. – Class H	783,846

38,000	Sinotruk Hong Kong Ltd.	78,829

14,300	Tencent Holdings Ltd. ADR (b)	595,166

142,200	Tencent Holdings Ltd.	5,923,931

696,385	Vipshop Holdings Ltd. ADR *	11,163,052

22,000	Want Want China Holdings Ltd.	12,871

8,600	Xinhua Winshare Publishing & Media Co. Ltd. – Class A	16,269

844,000	Yihai International Holding Ltd.	1,406,430

548,000	Zhejiang Expressway Co. Ltd. – Class H (b)	347,011

	Total China	133,535,856

	Czech Republic — 0.3%

300,047	Moneta Money Bank AS	1,173,152

677	Philip Morris CR AS	476,747

	Total Czech Republic	1,649,899

	Egypt — 0.2%

481,367	Commercial International Bank – Egypt (CIB)	1,202,671

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Hungary — 3.2%

17,094	Magyar Telekom Telecommunications PLC	28,892

144,866	MOL Hungarian Oil & Gas PLC	1,153,717

344,204	OTP Bank Nyrt	14,322,294

48,412	Richter Gedeon Nyrt	1,220,511

	Total Hungary	16,725,414

	India — 6.7%

2,500	Avanti Feeds Ltd.	11,747

2,671	Balrampur Chini Mills Ltd.	15,151

121,853	Brightcom Group Ltd. *	24,840

20,428	Castrol India Ltd.	33,892

14,792	CESC Ltd.	17,241

64,054	Chambal Fertilisers & Chemicals Ltd.	244,445

35,364	Chennai Petroleum Corp. Ltd.	285,142

1,682	Cholamandalam Financial Holdings Ltd.	19,803

4,901	Colgate-Palmolive India Ltd.	128,603

10,673	Coromandel International Ltd.	149,411

2,029	Dr Reddy’s Laboratories Ltd.	140,880

355	eClerx Services Ltd.	11,395

2,494	EID Parry India Ltd.	16,046

10,536	Firstsource Solutions Ltd.	22,432

73,871	GHCL Ltd.	488,205

52,156	GHCL Textiles Ltd. *	43,934

3,164	Glenmark Life Sciences Ltd.	23,894

7,318	Godawari Power & Ispat Ltd.	60,225

89,458	Great Eastern Shipping Co. Ltd.	942,129

26,502	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	218,416

24,074	Gujarat Pipavav Port Ltd.	40,704

557,361	Gujarat State Fertilizers & Chemicals Ltd.	1,292,860

12,168	Gujarat State Petronet Ltd.	42,095

138,578	HCL Technologies Ltd.	2,231,489

151,566	Hindustan Zinc Ltd.	545,076

5,108	ICICI Securities Ltd.	41,654

4,063	IIFL Finance Ltd.	29,647

1,542,664	Indiabulls Housing Finance Ltd.	3,761,074

37,552	Indian Oil Corp. Ltd.	50,527

1,091,408	ITC Ltd.	5,717,886

72,325	JM Financial Ltd.	72,677

9,395	Karnataka Bank Ltd.	24,699

4,217	Kaveri Seed Co. Ltd.	30,639

4,822	KNR Constructions Ltd.	16,864

8,010	KRBL Ltd.	33,262

14,695	LT Foods Ltd.	38,317

10,715	Mahanagar Gas Ltd.	135,009

212	Maharashtra Scooters Ltd.	20,055

1,792,737	Manappuram Finance Ltd.	3,584,995

4,873	Marico Ltd.	31,475

5,673	Motilal Oswal Financial Services Ltd.	81,707

31,381	Muthoot Finance Ltd.	554,563

71,662	NCC Ltd.	143,851

Shares	Description	Value ($)

	India — continued

11,075	Nippon Life India Asset Management Ltd.	55,532

3,071,856	Oil & Natural Gas Corp. Ltd.	7,165,492

282,521	Oil India Ltd.	1,035,352

8,291	Oracle Financial Services Software Ltd.	402,967

528,234	Petronet LNG Ltd.	1,288,770

149,253	Power Grid Corp. of India Ltd.	375,319

35,554	Rashtriya Chemicals & Fertilizers Ltd.	54,912

92,968	Redington Ltd.	179,659

12,829	RITES Ltd.	72,255

456	Sanofi India Ltd.	43,983

1,286	Share India Securities Ltd.	26,064

31,877	Shipping Corp. of India Ltd.	54,929

13,378	Shriram Finance Ltd.	321,370

135,527	Sun TV Network Ltd.	1,098,652

31,426	Tata Consultancy Services Ltd.	1,316,894

7,430	Triveni Engineering & Industries Ltd.	34,457

89,928	Ujjivan Small Finance Bank Ltd.	61,304

2,456	UTI Asset Management Co. Ltd.	24,260

8,006	West Coast Paper Mills Ltd.	62,725

6,559	Zensar Technologies Ltd.	42,320

	Total India	35,136,172

	Indonesia — 1.8%

1,279,700	AKR Corporindo Tbk. PT	118,371

3,702,200	Bank Central Asia Tbk. PT	2,142,772

724,700	Bank Mandiri Persero Tbk. PT	273,263

8,184,400	Bank Negara Indonesia Persero Tbk. PT	2,784,642

10,295,100	Bank Pembangunan Daerah Jawa Timur Tbk. PT	411,634

9,989,000	Bank Rakyat Indonesia Persero Tbk. PT	3,399,499

10,982,500	Panin Financial Tbk. PT *	186,774

802,200	Vale Indonesia Tbk. PT	232,747

	Total Indonesia	9,549,702

	Kuwait — 0.1%

39,175	Humansoft Holding Co. KSC	380,941

	Malaysia — 0.1%

338,660	Hibiscus Petroleum Bhd	182,612

49,500	Hong Leong Financial Group Bhd	171,037

933,700	Kossan Rubber Industries Bhd	322,801

	Total Malaysia	676,450

	Mexico — 5.6%

463,100	Arca Continental SAB de CV	4,722,055

116,500	Banco del Bajio SA	373,208

36,000	Coca-Cola Femsa SAB de CV Sponsored ADR	3,047,400

315,700	Credito Real SAB de CV SOFOM ER * (a) (b)	—

12,300	Fomento Economico Mexicano SAB de CV Sponsored ADR	1,560,747

5,500	Grupo Aeroportuario del Centro Norte SAB de CV ADR	393,910

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Mexico — continued

62,300	Grupo Aeroportuario del Centro Norte SAB de CV	557,269

5,800	Grupo Aeroportuario del Sureste SAB de CV ADR	1,365,668

9,100	Grupo Aeroportuario del Sureste SAB de CV – Class B	214,835

1,529,635	Grupo Financiero Banorte SAB de CV – Class O	14,233,791

506,400	Grupo Mexico SAB de CV – Series B	2,326,376

624,800	Grupo Televisa SAB – Series CPO	397,863

100	Kimberly-Clark de Mexico SAB de CV – Class A	202

	Total Mexico	29,193,324

	Pakistan — 0.3%

53,099	Attock Refinery Ltd.	57,961

92,892	Engro Fertilizers Ltd.	32,823

69,440	Fauji Fertilizer Co. Ltd.	27,292

44,630	Hub Power Co. Ltd.	19,098

42,375	International Steels Ltd.	9,912

112,858	Kot Addu Power Co. Ltd.	11,276

4,219	Lucky Cement Ltd.	11,619

4,996	Mari Petroleum Co. Ltd.	29,833

17,009	MCB Bank Ltd.	9,985

40,706	Nishat Mills Ltd.	11,146

713,053	Oil & Gas Development Co. Ltd.	272,112

19,861	Pakistan Oilfields Ltd.	30,227

2,424,860	Pakistan Petroleum Ltd.	778,717

118,931	SUI Northern Gas Pipeline	26,188

44,717	United Bank Ltd.	28,487

	Total Pakistan	1,356,676

	Panama — 0.0%

1,591,142	BAC Holding International Corp.	80,432

	Philippines — 0.1%

8,665,800	Megaworld Corp.	321,638

	Poland — 1.5%

2	Bank Polska Kasa Opieki SA	70

8,852	Budimex SA	1,226,812

417	Grupa Kety SA	75,463

395,456	ORLEN SA	5,838,145

76,311	Powszechny Zaklad Ubezpieczen SA	869,219

	Total Poland	8,009,709

	Qatar — 0.1%

441,774	Qatar National Cement Co. QSC	449,195

	Russia — 0.4%

31,701,260	Alrosa PJSC (a) (c)	229,933

39,977	Evraz PLC * (a)	1,033

1,432,600,000	Federal Grid Co.-Rosseti PJSC * (a)	19,218

Shares	Description	Value ($)

	Russia — continued

653,911	Fix Price Group PLC GDR * (a)	15,692

219,070	Gazprom Neft PJSC (a)	21,402

1,250,860	Gazprom PJSC * (a)	22,707

78,536,400	Inter RAO UES PJSC (a)	36,477

3	LSR Group PJSC GDR * (a)	—

239,440	LSR Group PJSC (a)	17,495

285,469	LUKOIL PJSC (a)	230,818

17,490,987	Magnitogorsk Iron & Steel Works PJSC * (a) (c)	99,133

474,800	Mechel PJSC * (a)	15,477

37,212	MMC Norilsk Nickel PJSC * (a)	69,374

5	MMC Norilsk Nickel PJSC ADR * (a)	1

249,660	Mobile TeleSystems PJSC (a)	7,073

35,508	Mobile TeleSystems PJSC ADR * (a)	2,019

4,133,417	Moscow Exchange MICEX-Rates PJSC (a)	91,695

10,015,560	Novolipetsk Steel PJSC * (a)	192,130

11,924	PhosAgro PJSC (a)	8,988

230	PhosAgro PJSC GDR * (a) (c)	58

80,094	Polyus PJSC * (a) (c)	96,820

24,938,000	RusHydro PJSC (a)	2,211

13,125,612	Sberbank of Russia PJSC (a) (c)	403,798

706,464	Severstal PAO GDR (Registered) * (a) (c)	100,237

68,353	SFI PJSC (a)	4,306

63,500,900	Surgutneftegas PJSC (a)	223,021

2,860,038	Tatneft PJSC (a)	202,992

8,118,000	Unipro PJSC * (a)	1,829

556,430	United Co. Rusal International PJSC * (a)	2,273

	Total Russia	2,118,210

	Saudi Arabia — 0.1%

62,369	Saudi Arabian Oil Co.	551,406

	South Africa — 8.8%

73,669	African Rainbow Minerals Ltd.	710,620

261,818	Anglo American Platinum Ltd.	11,086,583

20,714	Aspen Pharmacare Holdings Ltd.	203,732

241,560	AVI Ltd.	1,003,982

15,938	Coronation Fund Managers Ltd.	26,694

1,663,345	FirstRand Ltd.	5,949,924

484,964	Foschini Group Ltd.	2,817,356

1,544,240	Growthpoint Properties Ltd. – (REIT)	868,321

1,044,286	Impala Platinum Holdings Ltd.	4,246,290

184,463	Investec Ltd. (b)	1,179,623

349,177	Kumba Iron Ore Ltd.	10,986,201

314,391	Lewis Group Ltd.	691,996

480,369	Mr Price Group Ltd.	3,911,879

54,659	MultiChoice Group *	196,186

485,197	Ninety One Ltd.	1,057,307

92,179	Tiger Brands Ltd.	888,943

145,225	Woolworths Holdings Ltd.	519,679

	Total South Africa	46,345,316

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	South Korea — 4.1%

4,446	BGF retail Co. Ltd.	464,380

5,993	Cheil Worldwide, Inc.	90,678

51,421	Daou Data Corp.	490,529

6,905	DB Insurance Co. Ltd.	445,521

434,181	Dongwon Development Co. Ltd.	1,105,182

31,158	HDC Hyundai Development Co-Engineering & Construction	372,116

80,469	JB Financial Group Co. Ltd.	645,608

23,543	Kakao Games Corp. *	480,842

171,212	KT&G Corp.	11,671,169

24,098	Kumho Petrochemical Co. Ltd.	2,379,578

16,220	Lotte Energy Materials Corp.	565,748

2,155	LOTTE Fine Chemical Co. Ltd.	96,150

4,319	NH Investment & Securities Co. Ltd.	34,245

4,433	Orion Corp.	400,845

235,111	Pan Ocean Co. Ltd.	824,615

19,209	Samsung Securities Co. Ltd.	582,337

1	Unid Co. Ltd.	58

32,070	Woori Financial Group, Inc.	323,291

81,568	Woori Technology Investment Co. Ltd. *	350,880

	Total South Korea	21,323,772

	Sri Lanka — 0.1%

103,983,101	Anilana Hotels & Properties Ltd. * (d) (e)	284,885

	Taiwan — 21.5%

78,000	Acer, Inc.	87,988

27,000	Allied Supreme Corp.	296,185

181,000	Aten International Co. Ltd.	470,542

77,200	Aurora Corp.	185,622

2,030,000	Catcher Technology Co. Ltd	12,629,715

40,000	Chailease Holding Co. Ltd.	237,670

247,000	Chicony Electronics Co. Ltd	1,260,226

96,000	Chipbond Technology Corp.	221,114

11,000	Chlitina Holding Ltd.	68,631

327,000	Chong Hong Construction Co. Ltd.	782,777

498,400	Coretronic Corp.	1,142,139

2,233,200	Evergreen Marine Corp. Taiwan Ltd.	8,010,498

613,000	Farglory Land Development Co. Ltd.	1,145,242

56,000	FLEXium Interconnect, Inc.	156,920

550,778	Foxconn Technology Co. Ltd.	939,879

135,000	Giant Manufacturing Co. Ltd	821,063

13,000	Globalwafers Co. Ltd.	242,502

880,000	Grand Pacific Petrochemical	452,021

25,000	Grape King Bio Ltd.	122,880

1,134,000	Hon Hai Precision Industry Co. Ltd	3,683,320

362,000	Huaku Development Co. Ltd.	1,093,931

17,000	Innodisk Corp.	169,551

196,000	Kung Long Batteries Industrial Co. Ltd.	837,010

134,000	Largan Precision Co. Ltd	10,237,997

125,000	MediaTek, Inc.	3,774,937

1,691,000	Micro-Star International Co. Ltd	9,927,486

Shares	Description	Value ($)

	Taiwan — continued

696,000	Mitac Holdings Corp.	893,704

412,000	Nantex Industry Co. Ltd.	503,746

553,810	Novatek Microelectronics Corp.	9,046,190

431,000	Primax Electronics Ltd.	889,403

295,936	Radiant Opto-Electronics Corp.	1,250,588

377,000	Shinkong Insurance Co. Ltd.	822,705

105,468	Simplo Technology Co. Ltd	1,283,341

418,250	Syncmold Enterprise Corp.	1,197,728

159,000	T3EX Global Holdings Corp.	391,814

83,024	Tah Hsin Industrial Corp.	189,556

111,000	TaiDoc Technology Corp.	558,144

1,274,000	Taiwan Semiconductor Manufacturing Co. Ltd.	23,304,160

71,000	TCI Co. Ltd.	391,742

4,000	Topkey Corp.	22,910

475,000	Transcend Information, Inc.	1,266,292

133,160	Tripod Technology Corp.	821,533

12,000	TTY Biopharm Co. Ltd.	31,849

46,000	Uni-President Enterprises Corp.	107,380

251,200	United Microelectronics Corp. Sponsored ADR (b)	1,956,848

492,000	Universal, Inc.	559,433

907,750	Wan Hai Lines Ltd.	1,357,757

4,298,000	Yang Ming Marine Transport Corp.	5,782,949

275,000	Yuanta Financial Holding Co. Ltd	228,807

55,000	Yulon Nissan Motor Co. Ltd.	333,980

145,725	Zeng Hsing Industrial Co. Ltd.	494,212

	Total Taiwan	112,684,617

	Thailand — 0.5%

1,421,800	B Grimm Power PCL NVDR	1,020,552

93,100	Electricity Generating PCL NVDR	341,409

2,444,000	Pruksa Holding PCL	848,197

331,900	Ratch Group PCL NVDR	306,638

57,800	Regional Container Lines PCL	31,876

	Total Thailand	2,548,672

	Vietnam — 2.2%

298,200	Duc Giang Chemicals JSC	1,162,142

322,300	PetroVietnam Technical Services Corp.	511,700

149,700	Pha Lai Thermal Power JSC	86,363

1,463,400	SSI Securities Corp.	1,888,056

416,200	Vietnam Dairy Products JSC	1,155,111

64,200	VIX Securities JSC *	43,382

7,823,500	VNDirect Securities Corp. *	6,757,856

	Total Vietnam	11,604,610

	TOTAL COMMON STOCKS (COST $857,518,381)	452,028,180

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares / Par Value†	Description	Value ($)

	PREFERRED STOCKS (f) — 9.9%

	Brazil — 5.1%

1,140,400	Bradespar SA	5,653,287

285,500	Cia Energetica de Minas Gerais	642,107

1,456,770	Itausa SA	2,885,689

2,306,147	Petroleo Brasileiro SA	16,825,050

29,000	Unipar Carbocloro SA – Class B	437,235

	Total Brazil	26,443,368

	Colombia — 0.4%

72,000	Bancolombia SA Sponsored ADR	1,986,480

	Russia — 0.1%

194,570	Nizhnekamskneftekhim PJSC (a)	1,641

79,676,700	Surgutneftegas PJSC (a)	522,160

869	Transneft PJSC (a)	14,024

	Total Russia	537,825

	South Korea — 4.3%

504,139	Samsung Electronics Co. Ltd.	22,616,383

	TOTAL PREFERRED STOCKS (COST $89,967,690)	51,584,056

	DEBT OBLIGATIONS — 0.2%

	United States — 0.2%

1,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.20%, 5.55%, due 01/31/25 (g)	1,001,254

	TOTAL DEBT OBLIGATIONS (COST $1,000,558)	1,001,254

Shares	Description	Value ($)

	MUTUAL FUNDS — 0.1%

	United States — 0.1%

	Affiliated Issuers — 0.1%

148,037	GMO U.S. Treasury Fund	740,186

	Total United States	740,186

	TOTAL MUTUAL FUNDS (COST $740,186)	740,186

	RIGHTS/WARRANTS — 0.0%

	China — 0.0%

208,240	Zhejiang Expressway Co. Ltd., expires 12/05/23 *	23,460

	Total China	23,460

	TOTAL RIGHTS/WARRANTS (COST $0)	23,460

	TOTAL INVESTMENTS — 96.5% (Cost $949,226,815)	505,377,136

	Other Assets and Liabilities (net) — 3.5%	18,353,381

	TOTAL NET ASSETS — 100.0%	$523,730,517

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2023

Alrosa PJSC	09/14/17	$46,779,239	0.0%	$229,933

Magnitogorsk Iron & Steel Works PJSC	02/13/18	14,388,116	0.0%	99,133

PhosAgro PJSC GDR	02/09/22	5,151	0.0%	58

Polyus PJSC	07/23/20	17,665,998	0.0%	96,820

Sberbank of Russia PJSC	11/10/17	51,393,929	0.1%	403,798

Severstal PAO GDR (Registered)	10/12/17	13,249,420	0.0%	100,237

				$929,979

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

A summary of outstanding financial instruments at November 30, 2023 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
365	Mini MSCI Emerging Markets	December 2023	$18,014,575	$(16,581)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of November 30, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	All or a portion of this security is out on loan.

(c)	The security is restricted as to resale.

(d)	Affiliated company.

(e)	Investment valued using significant unobservable inputs.

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(g)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

Portfolio Abbreviations:

ADR - American Depositary Receipt

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

QSC - Qatari Shareholding Company

REIT - Real Estate Investment Trust

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.3%

	Australia — 3.5%

138,560	BlueScope Steel Ltd.	1,900,676

1,173,411	Brambles Ltd.	10,340,787

69,277	Fortescue Ltd.	1,137,590

173,489	GrainCorp Ltd. – Class A	874,154

89,611	Pact Group Holdings Ltd. *	40,558

239,439	Rio Tinto Ltd.	19,659,225

220,487	Super Retail Group Ltd.	2,021,128

	Total Australia	35,974,118

	Austria — 0.1%

30,966	OMV AG	1,322,209

	Belgium — 1.7%

54,705	Ageas SA	2,356,015

32,956	Bekaert SA	1,529,763

96,204	KBC Group NV	5,515,140

18,036	Melexis NV	1,660,249

74,170	Proximus SADP	711,836

37,183	Solvay SA	4,307,279

24,074	UCB SA	1,780,507

	Total Belgium	17,860,789

	Denmark — 0.0%

8,570	Per Aarsleff Holding AS	405,434

1,474	Schouw & Co. AS	115,314

	Total Denmark	520,748

	Finland — 0.5%

872,954	Nokia OYJ	3,061,763

132,316	Stora Enso OYJ – R Shares	1,719,259

	Total Finland	4,781,022

	France — 14.2%

195,302	AXA SA	6,089,593

376,830	Cie de Saint-Gobain SA	24,567,780

105,579	Coface SA	1,284,366

114,907	Derichebourg SA	598,507

80,242	Elis SA	1,547,245

47,534	Ipsen SA	5,359,257

33,250	IPSOS SA	1,792,459

34,139	Metropole Television SA	466,059

143,245	Publicis Groupe SA	12,105,183

159,155	Renault SA	6,254,602

30,994	Rexel SA	747,943

266,526	Sanofi SA	24,857,529

14,681	Societe BIC SA	987,928

4,099	Sopra Steria Group SACA	845,529

515,852	STMicroelectronics NV – NY Shares	24,472,019

7,790	Technip Energies NV	181,708

111,203	Television Francaise 1 SA	856,493

14,666	TotalEnergies SE (a)	1,001,717

Shares	Description	Value ($)

	France — continued

458,710	TotalEnergies SE (a)	31,265,328

	Total France	145,281,245

	Germany — 3.9%

20,055	Allianz SE (Registered)	5,042,664

91,501	Bayerische Motoren Werke AG	9,547,430

28,592	Henkel AG & Co. KGaA	1,997,796

2,953	Hornbach Holding AG & Co. KGaA	190,873

5,326	Indus Holding AG	116,969

40,876	Kloeckner & Co. SE	278,491

56,060	Mercedes-Benz Group AG	3,644,984

120,151	ProSiebenSat.1 Media SE	757,237

15,233	RTL Group SA	548,791

38,944	Salzgitter AG	1,155,153

62,356	SAP SE	9,919,010

10,347	Siemens AG (Registered)	1,738,116

67,130	Talanx AG	4,871,962

	Total Germany	39,809,476

	Hong Kong — 1.3%

341,300	ASMPT Ltd.	3,494,428

165,000	CK Hutchison Holdings Ltd.	827,809

202,800	Dah Sing Banking Group Ltd.	131,556

26,869	Dah Sing Financial Holdings Ltd.	55,416

1,107,707	Esprit Holdings Ltd. *	50,940

286,000	HKT Trust & HKT Ltd. – Class SS	305,086

1,045,585	IGG, Inc. *	442,894

122,901	Johnson Electric Holdings Ltd.	190,169

246,140	Kerry Logistics Network Ltd.	215,695

164,326	Luk Fook Holdings International Ltd.	458,449

1,009,331	Pacific Textiles Holdings Ltd.	187,967

1,161,023	Shun Tak Holdings Ltd. *	155,960

258,026	SmarTone Telecommunications Holdings Ltd.	125,593

287,500	Swire Pacific Ltd. – Class A	1,863,210

313,588	Television Broadcasts Ltd. *	132,738

730,000	VSTECS Holdings Ltd.	359,593

81,800	VTech Holdings Ltd.	482,386

5,137,015	WH Group Ltd.	3,299,380

	Total Hong Kong	12,779,269

	Ireland — 0.9%

478,676	Bank of Ireland Group PLC	4,481,740

19,829	CRH PLC	1,244,270

47,492	Kingspan Group PLC	3,773,946

	Total Ireland	9,499,956

	Italy — 6.4%

67,555	Anima Holding SpA	285,350

19,079	Assicurazioni Generali SpA	395,120

56,294	Banca IFIS SpA	963,650

1,763,718	Banco BPM SpA	9,770,659

1,243,287	BPER Banca	4,652,047

1,209,100	Eni SpA	20,049,892

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Italy — continued

74,493	Esprinet SpA	392,429

253,051	MFE-MediaForEurope NV – Class A	613,906

2,362	Sesa SpA	272,626

662,230	Stellantis NV	14,393,167

349,584	UniCredit SpA	9,534,837

25,415	Unieuro SpA	252,133

605,466	Unipol Gruppo SpA	3,473,138

	Total Italy	65,048,954

	Japan — 25.6%

249,200	Advantest Corp.	7,743,192

63,520	AOKI Holdings, Inc.	508,263

333,600	Bandai Namco Holdings, Inc.	6,633,716

28,300	Bridgestone Corp.	1,168,105

242,996	Brother Industries Ltd.	4,102,665

13,800	Canon Marketing Japan, Inc.	348,476

87,400	Canon, Inc.	2,251,822

33,200	Credit Saison Co. Ltd.	559,998

20,400	Daido Steel Co. Ltd.	944,636

66,290	Daiwabo Holdings Co. Ltd.	1,303,977

111,200	FUJIFILM Holdings Corp.	6,511,920

9,706	Fuyo General Lease Co. Ltd.	789,821

17,453	Gunze Ltd.	567,111

47,400	Hitachi Construction Machinery Co. Ltd.	1,235,811

8,800	Hitachi Ltd.	611,875

85,055	Honda Motor Co. Ltd. Sponsored ADR	2,607,786

33,600	Horiba Ltd.	2,264,266

224,400	Inpex Corp.	3,095,918

481,154	ITOCHU Corp.	18,706,020

16,200	Japan Petroleum Exploration Co. Ltd.	619,153

1,044,504	Japan Tobacco, Inc.	26,859,151

26,000	Kaga Electronics Co. Ltd.	1,166,464

79,900	Kajima Corp.	1,263,127

62,044	Kanematsu Corp.	862,203

77,100	Kawasaki Kisen Kaisha Ltd.	2,711,589

573,896	KDDI Corp.	17,927,398

46,500	Komatsu Ltd.	1,189,427

33,393	Komeri Co. Ltd.	710,696

492,900	Marubeni Corp.	7,702,989

53,557	MCJ Co. Ltd.	388,753

45,700	Mitsubishi Corp.	2,130,911

2,036,600	Mitsubishi UFJ Financial Group, Inc.	17,353,192

313,438	Mitsui & Co. Ltd.	11,430,141

57,500	Mitsui OSK Lines Ltd.	1,581,004

39,684	Modec, Inc. *	510,827

127,800	NEC Corp.	7,123,045

50,126	Nichias Corp.	1,070,271

108,400	Nippon Yusen KK	2,919,680

98,900	Otsuka Holdings Co. Ltd.	3,815,109

16,800	PAL GROUP Holdings Co. Ltd.	265,038

734,900	Panasonic Holdings Corp.	7,572,487

82,324	Press Kogyo Co. Ltd.	345,742

37,219	Prima Meat Packers Ltd.	566,828

5,983	San-A Co. Ltd.	185,686

Shares	Description	Value ($)

	Japan — continued

64,400	Sanwa Holdings Corp.	925,526

30,800	SCREEN Holdings Co. Ltd.	2,240,571

468,500	Seiko Epson Corp.	6,958,499

50,795	Seiko Group Corp.	864,640

309,012	Sekisui Chemical Co. Ltd.	4,391,791

875,900	Sekisui House Ltd.	17,934,380

233,081	Sojitz Corp.	5,198,649

426,000	Sumitomo Forestry Co. Ltd.	10,935,538

14,800	Takeuchi Manufacturing Co. Ltd.	434,752

20,638	T-Gaia Corp.	255,699

125,400	Tokyo Gas Co. Ltd.	2,907,416

101,975	Tokyu Construction Co. Ltd.	543,455

12,428	Towa Pharmaceutical Co. Ltd.	207,549

231,055	Toyota Tsusho Corp.	12,803,969

24,269	TPR Co. Ltd.	283,970

31,469	Valor Holdings Co. Ltd.	503,719

20,256	Warabeya Nichiyo Holdings Co. Ltd.	477,456

526,900	Yamaha Motor Co. Ltd.	13,507,306

	Total Japan	261,601,174

	Netherlands — 5.7%

646,689	ABN AMRO Bank NV GDR	8,691,078

99,907	EXOR NV	9,734,441

675,482	Koninklijke Ahold Delhaize NV	19,561,634

260,698	Randstad NV	15,510,279

30,915	Wolters Kluwer NV	4,258,319

	Total Netherlands	57,755,751

	Norway — 3.1%

318,023	DNB Bank ASA	6,062,740

529,093	Elkem ASA	855,019

695,097	Equinor ASA	22,207,836

132,482	Europris ASA	877,410

102,693	Hoegh Autoliners ASA	828,580

38,577	Wallenius Wilhelmsen ASA	337,158

	Total Norway	31,168,743

	Portugal — 0.3%

133,068	CTT-Correios de Portugal SA	517,467

290,710	Navigator Co. SA	1,194,876

156,820	REN - Redes Energeticas Nacionais SGPS SA	416,230

757,857	Sonae SGPS SA	766,470

	Total Portugal	2,895,043

	Singapore — 3.1%

730,000	ComfortDelGro Corp. Ltd.	704,781

144,625	DBS Group Holdings Ltd.	3,435,520

483,500	First Resources Ltd.	502,736

1,435,700	Keppel Corp. Ltd.	7,162,059

442,800	Oversea-Chinese Banking Corp. Ltd.	4,155,186

428,300	Sheng Siong Group Ltd.	499,630

71,400	Singapore Exchange Ltd.	503,967

163,000	United Overseas Bank Ltd.	3,326,709

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Singapore — continued

135,800	Venture Corp. Ltd.	1,272,097

765,339	Wilmar International Ltd.	2,076,298

882,722	Yangzijiang Financial Holding Ltd.	211,331

7,042,422	Yangzijiang Shipbuilding Holdings Ltd.	7,635,929

	Total Singapore	31,486,243

	Spain — 7.0%

2,899,441	Banco Bilbao Vizcaya Argentaria SA	26,991,661

13,582,168	Banco de Sabadell SA	19,862,480

8,236	Ebro Foods SA	136,557

588,555	Industria de Diseno Textil SA	24,286,737

	Total Spain	71,277,435

	Sweden — 0.7%

134,654	Betsson AB – Class B *	1,400,747

556,728	SSAB AB – A Shares	4,215,247

200,866	Telefonaktiebolaget LM Ericsson – B Shares	993,266

12,582	Volvo AB – A Shares	297,297

	Total Sweden	6,906,557

	Switzerland — 6.0%

21,344	Adecco Group AG (Registered)	1,029,434

36,168	Ascom Holding AG (Registered)	430,144

209	Forbo Holding AG (Registered)	236,937

4,438	Kuehne & Nagel International AG (Registered)	1,284,674

3,406	Logitech International SA (Registered) (a)	297,753

31,657	Logitech International SA (Registered) (a)	2,776,319

50,911	Novartis AG (Registered)	4,969,334

276,695	Novartis AG Sponsored ADR	27,088,440

55,947	Roche Holding AG – Genusschein	15,050,917

57,953	Sandoz Group AG *	1,654,268

7,306	Swisscom AG (Registered)	4,266,591

10,851	u-blox Holding AG	1,140,423

23,603	UBS Group AG (Registered)	666,785

3,995	Zehnder Group AG – Class RG	221,536

	Total Switzerland	61,113,555

	United Kingdom — 13.3%

843,319	3i Group PLC	23,851,282

1,652,082	Barratt Developments PLC	10,742,447

139,705	Bellway PLC	4,095,770

759,263	British American Tobacco PLC	24,159,732

542,745	BT Group PLC	843,638

328,704	Coca-Cola HBC AG	9,133,192

83,864	Crest Nicholson Holdings PLC	196,828

549,133	Ferrexpo PLC *	506,307

50,364	Galliford Try Holdings PLC	139,372

345,636	GSK PLC	6,210,195

249,808	GSK PLC Sponsored ADR	8,990,590

103,137	Halfords Group PLC	245,237

17,939	HSBC Holdings PLC Sponsored ADR	689,396

446,082	Imperial Brands PLC	10,428,903

Shares / Par Value†	Description	Value ($)

	United Kingdom — continued

76,115	Investec PLC	494,646

2,131,867	J Sainsbury PLC	7,703,539

176,699	Marks & Spencer Group PLC	562,752

71,714	Moneysupermarket.com Group PLC	247,180

101,385	Next PLC	10,174,157

127,669	Persimmon PLC	2,022,795

239,302	Redrow PLC	1,631,842

2,192,476	Tesco PLC	7,923,616

124,609	Vesuvius PLC	675,366

422,241	Vodafone Group PLC Sponsored ADR	3,825,503

	Total United Kingdom	135,494,285

	TOTAL COMMON STOCKS (COST $978,826,255)	992,576,572

	PREFERRED STOCKS (b) — 0.7%

	Germany — 0.7%

34,042	Bayerische Motoren Werke AG	3,234,978

4,226	Draegerwerk AG & Co. KGaA	238,007

46,053	Henkel AG & Co. KGaA	3,623,010

	Total Germany	7,095,995

	TOTAL PREFERRED STOCKS (COST $6,945,547)	7,095,995

	DEBT OBLIGATIONS — 0.1%

	United States — 0.1%

1,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.04%, 5.39%, due 07/31/24 (c)	1,000,033

	TOTAL DEBT OBLIGATIONS (COST $999,697)	1,000,033

	MUTUAL FUNDS — 7.0%

	United States — 7.0%

	Affiliated Issuers — 7.0%

14,269,347	GMO U.S. Treasury Fund	71,346,735

	Total United States	71,346,735

	TOTAL MUTUAL FUNDS (COST $71,346,735)	71,346,735

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

1,058,364	State Street Institutional Treasury Money Market Fund – Premier Class, 5.31% (d)	1,058,364

	TOTAL SHORT-TERM INVESTMENTS (COST $1,058,364)	1,058,364

	TOTAL INVESTMENTS — 105.2% (Cost $1,059,176,598)	1,073,077,699

	Other Assets and Liabilities (net) — (5.2)%	(53,027,870)

	TOTAL NET ASSETS — 100.0%	$1,020,049,829

A summary of outstanding financial instruments at November 30, 2023 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
64	MSCI EAFE	December 2023	$6,805,120	$61,839

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of November 30, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Securities are traded on separate exchanges for the same entity.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(d)	The rate disclosed is the 7 day net yield as of November 30, 2023.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

GMO International Opportunistic Value Fund (formerly Tax-Managed International Equities Fund)

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.1%

	Australia — 5.0%

6,199	ANZ Group Holdings Ltd.	99,719

372,601	BHP Group Ltd.	11,342,875

157,112	BlueScope Steel Ltd.	2,155,161

49,765	Dexus – (REIT)	231,295

69,466	Fortescue Ltd.	1,140,694

7,445	Rio Tinto Ltd.	611,274

	Total Australia	15,581,018

	Austria — 0.7%

43,253	OMV AG	1,846,849

16,317	Raiffeisen Bank International AG	272,072

	Total Austria	2,118,921

	Belgium — 1.0%

52,746	Ageas SA	2,271,646

3,118	KBC Group NV	178,747

8,249	Proximus SADP	79,169

8,137	UCB SA	601,810

	Total Belgium	3,131,372

	Canada — 11.0%

82,356	B2Gold Corp. (a)	278,363

140,300	B2Gold Corp. (a)	473,543

11,190	Bank of Montreal	920,825

19,700	Bank of Nova Scotia (a)	881,234

97,901	Bank of Nova Scotia (a)	4,383,028

98,486	Canadian Imperial Bank of Commerce	4,067,472

1,200	Canadian Tire Corp. Ltd. – Class A	124,824

20,600	Canadian Western Bank	444,806

11,000	Celestica, Inc. *	296,370

9,600	CI Financial Corp.	99,470

69,200	Great-West Lifeco, Inc.	2,211,728

27,700	iA Financial Corp., Inc.	1,849,661

12,100	Magna International, Inc.	652,372

81,174	Manulife Financial Corp. (a)	1,590,199

125,400	Manulife Financial Corp. (a)	2,456,341

46,500	Nutrien Ltd.	2,487,173

85,600	Parex Resources, Inc.	1,755,590

99,400	Power Corp. of Canada	2,750,632

9,700	Russel Metals, Inc.	273,640

1,700	Sun Life Financial, Inc. (a)	85,842

67,772	Sun Life Financial, Inc. (a)	3,422,486

25,500	Toronto-Dominion Bank	1,554,862

18,700	West Fraser Timber Co. Ltd.	1,356,317

	Total Canada	34,416,778

	Denmark — 1.7%

625	AP Moller – Maersk AS – Class A	969,580

898	AP Moller – Maersk AS – Class B	1,417,948

Shares	Description	Value ($)

	Denmark — continued

51,720	H Lundbeck AS	246,883

20,160	Pandora AS	2,721,554

293	ROCKWOOL AS – B Shares	79,220

	Total Denmark	5,435,185

	Finland — 2.3%

768,423	Nokia OYJ	2,695,135

216,668	Outokumpu OYJ	1,020,935

183,749	Stora Enso OYJ – R Shares	2,387,558

12,348	TietoEVRY OYJ	271,096

36,531	Valmet OYJ	975,034

	Total Finland	7,349,758

	France — 13.1%

30,047	APERAM SA	1,000,962

4,235	ArcelorMittal SA	106,472

4,936	Arkema SA	502,274

33,937	AXA SA	1,058,169

68,291	BNP Paribas SA	4,293,252

63,917	Cie de Saint-Gobain SA	4,167,128

33,296	Cie Generale des Etablissements Michelin SCA	1,119,623

59,119	Credit Agricole SA	774,790

5,193	Ipsen SA	585,489

257,544	Orange SA	3,173,176

52,936	Sanofi SA	4,937,072

119,187	Societe Generale SA	2,999,529

40,485	STMicroelectronics NV - NY Shares	1,920,608

175,976	TotalEnergies SE	11,994,392

27,190	Valeo SE	394,809

204,343	Vivendi SE	1,934,093

	Total France	40,961,838

	Germany — 3.8%

97,777	Bayer AG	3,346,817

13,809	Bayerische Motoren Werke AG	1,440,863

52,716	Fresenius SE & Co. KGaA	1,673,989

5,141	Henkel AG & Co. KGaA	359,215

70,096	Mercedes-Benz Group AG	4,557,595

74,475	ProSiebenSat.1 Media SE	469,370

	Total Germany	11,847,849

	Hong Kong — 2.8%

358,000	CK Asset Holdings Ltd.	1,695,265

460,500	CK Hutchison Holdings Ltd.	2,310,338

66,000	Kerry Properties Ltd.	111,112

250,500	Sun Hung Kai Properties Ltd.	2,456,070

136,500	Swire Pacific Ltd. – Class A	884,620

125,200	Swire Properties Ltd.	243,134

1,800	VTech Holdings Ltd.	10,615

GMO International Opportunistic Value Fund (formerly Tax-Managed International Equities Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued

1,556,500	WH Group Ltd.	999,702

	Total Hong Kong	8,710,856

	Italy — 4.6%

213,645	Banco BPM SpA	1,183,552

234,631	Eni SpA	3,890,767

47,664	Intesa Sanpaolo SpA	137,396

109,436	Leonardo SpA	1,679,507

40,968	Poste Italiane SpA	441,547

245,025	Stellantis NV	5,325,470

12,691	Tenaris SA ADR	439,997

208,321	Unipol Gruppo SpA	1,194,993

	Total Italy	14,293,229

	Japan — 20.4%

65,900	Bridgestone Corp.	2,720,075

37,200	Brother Industries Ltd.	628,073

18,800	Credit Saison Co. Ltd.	317,107

99,000	Daiwa House Industry Co. Ltd.	2,813,028

156,113	Honda Motor Co. Ltd. Sponsored ADR	4,786,425

40,900	Idemitsu Kosan Co. Ltd.	1,115,680

202,500	Inpex Corp.	2,793,776

77,300	Isuzu Motors Ltd.	1,026,173

98,300	ITOCHU Corp.	3,821,649

151,200	Japan Tobacco, Inc.	3,888,069

3,700	Kajima Corp.	58,493

50,700	KDDI Corp.	1,583,770

107,700	Kirin Holdings Co. Ltd.	1,522,505

64,400	Komatsu Ltd.	1,647,292

5,600	Mazda Motor Corp.	60,299

2,700	Mitsubishi Corp.	125,896

88,400	Mitsubishi Electric Corp.	1,197,462

6,000	Mitsubishi Gas Chemical Co., Inc.	94,969

450,700	Mitsubishi UFJ Financial Group, Inc.	3,840,265

110,200	Mitsui & Co. Ltd.	4,018,662

56,100	Mitsui OSK Lines Ltd.	1,542,510

99,500	Mizuho Financial Group, Inc.	1,688,482

97,000	Nippon Yusen KK	2,612,629

3,500	Nitto Denko Corp.	248,729

113,900	Ono Pharmaceutical Co. Ltd.	2,098,495

84,500	ORIX Corp.	1,543,732

70,200	Otsuka Holdings Co. Ltd.	2,707,994

332,500	Panasonic Holdings Corp.	3,426,115

22,400	Seiko Epson Corp.	332,701

53,300	Shionogi & Co. Ltd.	2,513,177

29,800	Sojitz Corp.	664,661

4,600	Sompo Holdings, Inc.	211,018

42,800	Sumitomo Forestry Co. Ltd.	1,098,688

7,100	Sumitomo Heavy Industries Ltd.	169,937

41,700	Tosoh Corp.	554,768

42,000	Toyota Tsusho Corp.	2,327,440

Shares	Description	Value ($)

	Japan — continued

82,700	Yamaha Motor Co. Ltd.	2,120,050

	Total Japan	63,920,794

	Netherlands — 4.1%

108,024	Aegon Ltd.	593,157

20,436	ASR Nederland NV	942,172

2,955	EXOR NV	287,921

159,127	ING Groep NV – Class N	2,235,572

113,945	Koninklijke Ahold Delhaize NV	3,299,792

117,171	Koninklijke Philips NV	2,404,494

18,093	Randstad NV	1,076,447

63,982	Signify NV	1,861,817

	Total Netherlands	12,701,372

	Norway — 1.3%

127,267	Equinor ASA	4,066,087

	Portugal — 0.0%

4,483	Sonae SGPS SA	4,534

	Russia — 0.0%

9,800	Surgutneftegas PJSC (b)	34

	Singapore — 0.4%

121,300	Oversea-Chinese Banking Corp. Ltd.	1,138,266

	Spain — 5.1%

108,791	Acerinox SA	1,194,656

612,981	Banco Bilbao Vizcaya Argentaria SA	5,706,402

1,500,602	Banco de Sabadell SA	2,194,471

1,195,682	Banco Santander SA	4,956,377

121,576	Repsol SA	1,866,841

	Total Spain	15,918,747

	Sweden — 2.9%

120,792	Investor AB – B Shares	2,509,577

22,349	Nordea Bank Abp	249,849

239,040	Svenska Handelsbanken AB – A Shares	2,258,749

539,438	Telefonaktiebolaget LM Ericsson – B Shares	2,667,477

5,033	Volvo AB – A Shares	118,923

61,709	Volvo AB – B Shares	1,431,129

	Total Sweden	9,235,704

	Switzerland — 5.7%

49,018	Adecco Group AG (Registered)	2,364,168

10,930	Holcim AG	804,008

51,110	Novartis AG Sponsored ADR	5,003,669

3,267	Roche Holding AG	930,770

31,489	Roche Holding AG – Genusschein	8,471,202

13,024	Sandoz Group AG *	371,770

	Total Switzerland	17,945,587

GMO International Opportunistic Value Fund (formerly Tax-Managed International Equities Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — 12.2%

139,592	3i Group PLC	3,948,029

114,595	abrdn PLC	236,524

494,483	Barclays PLC Sponsored ADR	3,570,167

42,045	Barratt Developments PLC	273,392

3,830	British American Tobacco PLC	121,871

190,827	British American Tobacco PLC Sponsored ADR	6,085,473

1,566,237	BT Group PLC	2,434,544

35,409	Coca-Cola HBC AG	983,855

123,118	GSK PLC Sponsored ADR	4,431,017

181,841	HSBC Holdings PLC Sponsored ADR	6,988,150

1,093,396	ITV PLC	831,620

108,193	J Sainsbury PLC	390,957

381,882	Kingfisher PLC	1,060,021

2,996,105	Lloyds Banking Group PLC	1,651,712

28,572	Shell PLC ADR	1,880,038

51,640	Standard Chartered PLC	427,484

319,843	Vodafone Group PLC Sponsored ADR	2,897,778

	Total United Kingdom	38,212,632

	TOTAL COMMON STOCKS (COST $302,579,518)	306,990,561

	PREFERRED STOCKS (c) — 0.3%

	Germany — 0.3%

4,681	Bayerische Motoren Werke AG	444,831

5,463	Henkel AG & Co. KGaA	429,777

	Total Germany	874,608

	TOTAL PREFERRED STOCKS (COST $881,228)	874,608

	MUTUAL FUNDS — 1.6%

	United States — 1.6%

	Affiliated Issuers — 1.6%

1,026,000	GMO U.S. Treasury Fund	5,130,000

	Total United States	5,130,000

	TOTAL MUTUAL FUNDS (COST $5,130,000)	5,130,000

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

323,686	State Street Institutional Treasury Money Market Fund – Premier Class, 5.31% (d)	323,686

	TOTAL SHORT-TERM INVESTMENTS (COST $323,686)	323,686

	TOTAL INVESTMENTS — 100.1% (Cost $308,914,432)	313,318,855

	Other Assets and Liabilities (net) — (0.1)%	(332,510)

	TOTAL NET ASSETS — 100.0%	$312,986,345

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Securities are traded on separate exchanges for the same entity.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	The rate disclosed is the 7 day net yield as of November 30, 2023.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.2%

	Automobiles & Components — 6.4%

248,100	Isuzu Motors Ltd.	3,293,577

190,400	Stanley Electric Co. Ltd.	3,521,989

	Total Automobiles & Components	6,815,566

	Banks — 7.0%

84,300	Sumitomo Mitsui Financial Group, Inc.	4,147,345

87,300	Sumitomo Mitsui Trust Holdings, Inc.	3,285,587

	Total Banks	7,432,932

	Capital Goods — 24.8%

86,800	EXEO Group, Inc.	1,826,938

201,800	Fuji Corp.	3,421,588

141,200	Fujikura Ltd.	1,088,269

212,900	Kanematsu Corp.	2,958,595

111,100	Kyudenko Corp.	3,505,479

353,600	Mitsubishi Electric Corp.	4,789,849

393,300	Penta-Ocean Construction Co. Ltd.	2,159,328

197,500	THK Co. Ltd.	3,954,256

30,700	Toyota Industries Corp.	2,640,363

	Total Capital Goods	26,344,665

	Commercial & Professional Services — 1.4%

22,000	Secom Co. Ltd.	1,529,225

	Financial Services — 5.2%

183,900	Credit Saison Co. Ltd.	3,101,915

71,400	Zenkoku Hosho Co. Ltd.	2,409,705

	Total Financial Services	5,511,620

	Food, Beverage & Tobacco — 8.9%

216,000	Kirin Holdings Co. Ltd.	3,053,491

63,800	Morinaga & Co. Ltd.	2,274,166

136,800	NH Foods Ltd.	4,067,559

	Total Food, Beverage & Tobacco	9,395,216

	Health Care Equipment & Services — 4.3%

262,800	H.U. Group Holdings, Inc.	4,573,770

	Insurance — 6.0%

55,800	MS&AD Insurance Group Holdings, Inc.	2,100,947

285,100	T&D Holdings, Inc.	4,242,039

	Total Insurance	6,342,986

	Materials — 8.6%

211,900	Denka Co. Ltd.	3,792,328

92,300	Maruichi Steel Tube Ltd.	2,387,415

394,900	Tokai Carbon Co. Ltd.	2,925,548

	Total Materials	9,105,291

Shares	Description	Value ($)

	Semiconductors & Semiconductor Equipment — 9.2%

133,500	Rohm Co. Ltd.	2,550,736

325,800	SUMCO Corp.	4,874,572

39,800	Tokyo Seimitsu Co. Ltd.	2,303,827

	Total Semiconductors & Semiconductor Equipment	9,729,135

	Software & Services — 4.1%

77,600	NEC Corp.	4,325,104

	Technology Hardware & Equipment — 9.7%

121,900	Amano Corp.	2,586,287

160,000	Daiwabo Holdings Co. Ltd.	3,147,328

77,100	FUJIFILM Holdings Corp.	4,515,009

	Total Technology Hardware & Equipment	10,248,624

	Transportation — 2.6%

80,500	Sankyu, Inc.	2,745,949

	TOTAL COMMON STOCKS (COST $106,334,856)	104,100,083

	SHORT-TERM INVESTMENTS — 2.1%

	Money Market Funds — 2.1%

2,219,096	State Street Institutional Treasury Money Market Fund – Premier Class, 5.31% (a)	2,219,096

	TOTAL SHORT-TERM INVESTMENTS (COST $2,219,096)	2,219,096

	TOTAL INVESTMENTS — 100.3% (Cost $108,553,952)	106,319,179

	Other Assets and Liabilities (net) — (0.3)%	(350,434)

	TOTAL NET ASSETS — 100.0%	$105,968,745

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2023.

GMO Quality Cyclicals Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.7%

	Brazil — 0.2%

9,602	Vale SA	144,068

	Canada — 4.8%

9,933	Brookfield Asset Management Ltd. – Class A	347,953

46,785	Brookfield Corp. – Class A	1,650,107

27,015	Nutrien Ltd.	1,444,492

	Total Canada	3,442,552

	China — 2.6%

138,407	Alibaba Group Holding Ltd. *	1,286,550

13,504	Tencent Holdings Ltd.	562,565

	Total China	1,849,115

	Finland — 1.9%

36,495	Neste OYJ	1,390,558

	France — 6.2%

2,188	LVMH Moet Hennessy Louis Vuitton SE	1,674,431

15,885	Safran SA	2,793,015

	Total France	4,467,446

	Germany — 2.5%

13,059	Beiersdorf AG	1,830,543

	Hong Kong — 1.3%

185,077	Galaxy Entertainment Group Ltd.	957,420

	Ireland — 3.6%

21,851	Ryanair Holdings PLC Sponsored ADR *	2,583,225

	Mexico — 7.2%

250,352	Fomento Economico Mexicano SAB de CV	3,184,372

433,845	Grupo Mexico SAB de CV – Series B	1,993,062

	Total Mexico	5,177,434

	Russia — 0.0%

33,541	LUKOIL PJSC (a)	27,120

72,920	Novatek PJSC (a)	12,247

	Total Russia	39,367

	Spain — 6.3%

30,477	Amadeus IT Group SA	2,092,452

59,510	Industria de Diseno Textil SA	2,455,681

	Total Spain	4,548,133

	United Kingdom — 9.6%

24,526	Berkeley Group Holdings PLC	1,439,310

100,210	Compass Group PLC	2,536,958

54,466	Persimmon PLC	862,963

63,851	Shell PLC	2,063,971

	Total United Kingdom	6,903,202

Shares	Description	Value ($)

	United States — 51.5%

13,909	Alphabet, Inc. – Class A *	1,843,360

13,272	American Express Co.	2,266,460

838	Booking Holdings, Inc. *	2,619,337

46,706	BorgWarner, Inc.	1,573,525

19,022	CarMax, Inc. *	1,216,267

10,239	Chevron Corp.	1,470,320

37,236	Darling Ingredients, Inc. *	1,633,543

18,582	EOG Resources, Inc.	2,286,887

6,894	General Electric Co.	839,689

21,337	Green Plains, Inc. *	530,865

11,258	Hilton Worldwide Holdings, Inc.	1,885,940

21,410	Intercontinental Exchange, Inc.	2,437,314

2,966	Lam Research Corp.	2,123,419

39,513	Las Vegas Sands Corp.	1,822,340

1,404	Markel Group, Inc. *	2,020,482

5,549	Meta Platforms, Inc. – Class A *	1,815,355

26,569	Micron Technology, Inc.	2,022,432

13,296	Otis Worldwide Corp.	1,140,664

9,568	SolarEdge Technologies, Inc. *	759,508

7,834	Texas Instruments, Inc.	1,196,330

39,475	U.S. Bancorp	1,504,787

48,219	Wells Fargo & Co.	2,150,085

	Total United States	37,158,909

	TOTAL COMMON STOCKS (COST $57,401,875)	70,491,972

	PREFERRED STOCKS (b) —1.7%

	Brazil — 1.7%

245,120	Bradespar SA	1,215,129

	TOTAL PREFERRED STOCKS (COST $1,090,501)	1,215,129

	MUTUAL FUNDS — 0.3%

	United States — 0.3%

	Affiliated Issuers — 0.3%

45,405	GMO U.S. Treasury Fund	227,027

	Total United States	227,027

	TOTAL MUTUAL FUNDS (COST $227,027)	227,027

GMO Quality Cyclicals Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Funds — 0.4%

322,154	State Street Institutional Treasury Money Market Fund – Premier Class, 5.31% (c)	322,154

	TOTAL SHORT-TERM INVESTMENTS (COST $322,154)	322,154

	TOTAL INVESTMENTS — 100.1% (Cost $59,041,557)	72,256,282

	Other Assets and Liabilities (net) — (0.1)%	(73,284)

	TOTAL NET ASSETS — 100.0%	$72,182,998

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of November 30, 2023.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PJSC - Private Joint-Stock Company

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.9%

	Banks — 4.1%

4,624,820	U.S. Bancorp	176,298,139

3,634,802	Wells Fargo & Co.	162,075,821

	Total Banks	338,373,960

	Capital Goods — 6.2%

531,262	General Electric Co.	64,707,711

480,068	Knorr-Bremse AG	30,120,726

1,698,730	Otis Worldwide Corp.	145,734,047

1,520,703	Safran SA	267,380,935

	Total Capital Goods	507,943,419

	Consumer Discretionary Distribution & Retail — 6.8%

7,678,765	Alibaba Group Holding Ltd.*	71,377,261

2,050,778	Amazon.com, Inc.*	299,598,158

2,125,657	TJX Cos., Inc.	187,291,638

	Total Consumer Discretionary Distribution & Retail	558,267,057

	Consumer Durables & Apparel — 1.1%

120,331	LVMH Moet Hennessy Louis Vuitton SE	92,086,838

	Consumer Services — 3.1%

817,054	Amadeus IT Group SA	56,096,269

7,878,697	Compass Group PLC	199,460,404

	Total Consumer Services	255,556,673

	Financial Services — 3.0%

425,118	American Express Co.	72,597,401

674,019	Visa, Inc. – Class A	173,007,197

	Total Financial Services	245,604,598

	Food, Beverage & Tobacco — 6.3%

3,797,511	Coca-Cola Co.	221,926,543

413,060	Constellation Brands, Inc. – Class A	99,336,799

2,662,466	Diageo PLC	93,189,802

885,744	Nestle SA	100,787,565

	Total Food, Beverage & Tobacco	515,240,709

	Health Care Equipment & Services — 14.3%

1,875,779	Abbott Laboratories	195,624,992

303,814	Cigna Group	79,866,624

425,387	Elevance Health, Inc.	203,968,813

470,104	Intuitive Surgical, Inc.*	146,127,127

835,119	Quest Diagnostics, Inc.	114,603,381

778,967	UnitedHealth Group, Inc.	430,745,382

	Total Health Care Equipment & Services	1,170,936,319

	Household & Personal Products — 2.0%

3,434,306	Unilever PLC	163,839,446

Shares	Description	Value ($)

	Media & Entertainment — 6.3%

1,993,449	Alphabet, Inc. – Class A*	264,191,796

771,519	Meta Platforms, Inc. – Class A*	252,402,441

	Total Media & Entertainment	516,594,237

	Pharmaceuticals, Biotechnology & Life Sciences — 9.9%

339,010	Eli Lilly & Co.	200,368,470

1,849,447	Johnson & Johnson	286,035,473

1,831,394	Merck & Co., Inc.	187,681,257

489,924	Roche Holding AG – Genusschein	131,799,837

	Total Pharmaceuticals, Biotechnology & Life Sciences	805,885,037

	Semiconductors & Semiconductor Equipment — 9.8%

263,178	KLA Corp.	143,332,002

356,741	Lam Research Corp.	255,398,017

11,667,790	Taiwan Semiconductor Manufacturing Co. Ltd.	213,428,603

1,253,956	Texas Instruments, Inc.	191,491,621

	Total Semiconductors & Semiconductor Equipment	803,650,243

	Software & Services — 20.4%

775,480	Accenture PLC – Class A	258,343,407

261,173	Adobe, Inc.*	159,579,315

1,458,926	Microsoft Corp.	552,801,651

2,202,899	Oracle Corp.	255,998,893

745,650	Salesforce, Inc.*	187,829,235

1,575,352	SAP SE	250,592,289

	Total Software & Services	1,665,144,790

	Technology Hardware & Equipment — 3.6%

1,537,932	Apple, Inc.	292,130,183

	TOTAL COMMON STOCKS (COST $4,387,978,841)	7,931,253,509

	MUTUAL FUNDS — 3.1%

	Affiliated Issuers — 3.1%

50,313,811	GMO U.S. Treasury Fund	251,569,053

	TOTAL MUTUAL FUNDS (COST $251,519,235)	251,569,053

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

3,130,272	State Street Institutional Treasury Money Market Fund – Premier Class, 5.31% (a)	3,130,272

	TOTAL SHORT-TERM INVESTMENTS (COST $3,130,272)	3,130,272

	TOTAL INVESTMENTS — 100.1% (Cost $4,642,628,348)	8,185,952,834

	Other Assets and Liabilities (net) — (0.1)%	(5,156,829)

	TOTAL NET ASSETS — 100.0%	$8,180,796,005

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2023.

GMO Resource Transition Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 88.0%

	Argentina — 1.3%

199,718	Adecoagro SA	2,288,768

	Australia — 1.3%

69,102	BHP Group Ltd.	2,103,632

35,315	Perenti Ltd. *	24,447

578,245	Sunrise Energy Metals Ltd. *	237,761

	Total Australia	2,365,840

	Brazil — 4.1%

296,700	Sao Martinho SA	1,996,466

27,560	SLC Agricola SA	210,981

96,100	Suzano SA	1,050,021

279,200	Vale SA	4,189,092

	Total Brazil	7,446,560

	Canada — 12.5%

273,200	Anaergia, Inc. *	53,353

202,000	Canadian Solar, Inc. *	4,248,060

61,100	Enerflex Ltd.	262,060

214,500	First Quantum Minerals Ltd.	1,756,214

520,000	Greenlane Renewables, Inc. *	55,566

1,271,800	Ivanhoe Mines Ltd. – Class A*	11,350,085

531,300	Largo, Inc. *	1,088,481

233,100	Li-Cycle Holdings Corp. *	205,501

140,700	NexGen Energy Ltd. *	917,643

35,300	Teck Resources Ltd. – Class B (a)	1,329,045

35,700	Teck Resources Ltd. – Class B (a)	1,344,916

	Total Canada	22,610,924

	China — 2.2%

751,000	China High Speed Transmission Equipment Group Co. Ltd. *	167,887

650,000	China Water Affairs Group Ltd.	368,994

335,600	Henan Shenhuo Coal & Power Co. Ltd. – Class A	741,301

410,800	Ming Yang Smart Energy Group Ltd. – Class A	775,758

1,082,369	Western Mining Co. Ltd. – Class A	1,948,417

	Total China	4,002,357

	Denmark — 2.7%

174,056	Vestas Wind Systems AS *	4,812,758

	Finland — 1.1%

31,591	Kemira OYJ	531,387

36,021	Neste OYJ	1,372,498

	Total Finland	1,903,885

	France — 3.5%

17,783	Eramet SA	1,371,241

Shares	Description	Value ($)

	France — continued

57,120	Technip Energies NV	1,332,372

117,776	Veolia Environnement SA	3,712,945

	Total France	6,416,558

	Israel — 0.3%

110,977	ICL Group Ltd.	559,013

	Italy — 0.4%

45,964	Tenaris SA	793,007

	Japan — 2.5%

43,300	Ebara Corp.	2,459,848

47,500	Mitsubishi Materials Corp.	781,441

41,400	Sumitomo Metal Mining Co. Ltd.	1,196,683

	Total Japan	4,437,972

	Mexico — 2.8%

1,103,500	Grupo Mexico SAB de CV – Series B	5,069,423

	Norway — 0.7%

143,201	Austevoll Seafood ASA	986,996

20,970	TGS ASA	266,336

	Total Norway	1,253,332

	South Africa — 3.0%

147,353	African Rainbow Minerals Ltd.	1,421,386

696,009	Impala Platinum Holdings Ltd.	2,830,121

1,059,311	Sibanye Stillwater Ltd.	1,165,725

	Total South Africa	5,417,232

	Sweden — 2.2%

152,906	Boliden AB	4,069,781

	United Kingdom — 9.3%

98,682	Anglo American PLC	2,670,623

966,521	Ferrexpo PLC *	891,143

1,977,733	Glencore PLC	11,063,811

30,885	Rio Tinto PLC	2,110,916

	Total United Kingdom	16,736,493

	United States — 38.1%

91,419	Aemetis, Inc. *	405,900

15,100	AGCO Corp.	1,714,303

20,100	Alcoa Corp.	539,886

389,290	Ameresco, Inc. – Class A*	11,663,129

54,500	Array Technologies, Inc. *	843,115

523,520	Clean Energy Fuels Corp. *	1,889,907

27,400	Corteva, Inc.	1,238,480

262,500	Darling Ingredients, Inc. *	11,515,875

2,300	Deere & Co.	838,143

19,200	Enphase Energy, Inc. *	1,939,584

12,000	First Solar, Inc. *	1,893,360

GMO Resource Transition Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	United States — continued

101,600	Freeport-McMoRan, Inc.	3,791,712

530,366	GrafTech International Ltd.	1,310,004

220,300	Green Plains, Inc. *	5,481,064

382,100	Livent Corp. *	5,257,696

100,700	Mosaic Co.	3,614,123

42,200	PotlatchDeltic Corp. – (REIT)	1,934,448

66,400	SolarEdge Technologies, Inc. *	5,270,832

592,246	Sunrun, Inc. *	7,639,973

	Total United States	68,781,534

	TOTAL COMMON STOCKS (COST $231,633,910)	158,965,437

	PREFERRED STOCKS (b) — 9.2%

	Brazil — 6.0%

2,190,465	Bradespar SA	10,858,757

	Chile — 3.2%

113,500	Sociedad Quimica y Minera de Chile SA Sponsored ADR	5,702,240

	TOTAL PREFERRED STOCKS (COST $21,946,185)	16,560,997

	MUTUAL FUNDS — 2.4%

	United States — 2.4%

	Affiliated Issuers — 2.4%

854,930	GMO U.S. Treasury Fund	4,274,649

	Total United States	4,274,649

	TOTAL MUTUAL FUNDS (COST $4,274,649)	4,274,649

	SHORT-TERM INVESTMENTS — 10.8%

	Money Market Funds — 10.8%

19,528,026	State Street Institutional Treasury Money Market Fund – Premier Class, 5.31% (c)	19,528,026

	TOTAL SHORT-TERM INVESTMENTS (COST $19,528,026)	19,528,026

	TOTAL INVESTMENTS — 110.4% (Cost $277,382,770)	199,329,109

	Other Assets and Liabilities (net) — (10.4)%	(18,794,864)

	TOTAL NET ASSETS — 100.0%	$180,534,245

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Securities are traded on separate exchanges for the same entity.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of November 30, 2023.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 88.8%

	Argentina — 0.8%

1,501,136	Adecoagro SA (a)	17,203,018

	Australia — 1.1%

5,757,477	Beach Energy Ltd.	5,609,716

517,084	BHP Group Ltd.	15,741,287

735,000	Clean TeQ Water Ltd. *	155,362

125,507	Perenti Ltd. *	86,882

1,938,657	Sunrise Energy Metals Ltd. *	797,133

	Total Australia	22,390,380

	Austria — 1.1%

543,908	OMV AG (a)	23,224,190

	Brazil — 3.1%

1,229,400	Enauta Participacoes SA	3,868,999

356,500	PRIO SA *	3,326,672

2,238,428	Sao Martinho SA	15,062,166

222,982	SLC Agricola SA	1,707,005

715,000	Suzano SA	7,812,334

2,138,568	Vale SA	32,086,884

	Total Brazil	63,864,060

	Canada — 8.7%

654,900	Anaergia, Inc. *	127,896

1,511,740	Canadian Solar, Inc. * (a)	31,791,892

384,500	Crescent Point Energy Corp.	2,706,880

203,552	Enerflex Ltd. (a)	873,041

160,700	Enerplus Corp.	2,548,702

1,603,300	First Quantum Minerals Ltd.	13,126,985

1,246,100	Greenlane Renewables, Inc. * (a)	133,155

9,505,600	Ivanhoe Mines Ltd. – Class A * (a)	84,832,025

1,273,509	Largo, Inc. * (a)	2,609,053

1,740,100	Li-Cycle Holdings Corp. * (a)	1,534,072

409,165	Logan Energy Corp. *	271,380

1,052,700	NexGen Energy Ltd. * (a)	6,865,688

263,200	Teck Resources Ltd. – Class B (b)	9,909,480

263,400	Teck Resources Ltd. – Class B (b)	9,922,995

620,900	Vermilion Energy, Inc. (a)	7,841,967

426,600	Whitecap Resources, Inc. (a)	2,948,899

	Total Canada	178,044,110

	China — 1.4%

3,581,000	China High Speed Transmission Equipment Group Co. Ltd. * (a)	800,537

2,316,000	China Water Affairs Group Ltd.	1,314,753

2,516,300	Henan Shenhuo Coal & Power Co. Ltd. – Class A	5,558,214

3,073,900	Ming Yang Smart Energy Group Ltd. – Class A	5,804,773

8,078,745	Western Mining Co. Ltd. – Class A	14,542,882

	Total China	28,021,159

Shares	Description	Value ($)

	Denmark — 1.8%

1,311,418	Vestas Wind Systems AS *	36,261,535

	Finland — 0.7%

194,342	Kemira OYJ	3,268,996

268,936	Neste OYJ	10,247,189

	Total Finland	13,516,185

	France — 2.4%

133,066	Eramet SA	10,260,673

426,467	Technip Energies NV	9,947,701

880,257	Veolia Environnement SA	27,750,522

	Total France	47,958,896

	Hong Kong — 0.2%

46,754,000	United Energy Group Ltd. (a)	4,414,902

	Hungary — 0.7%

1,784,012	MOL Hungarian Oil & Gas PLC	14,207,920

	India — 1.4%

2,477,686	Oil India Ltd.	9,079,952

7,044,222	Vedanta Ltd.	19,728,749

	Total India	28,808,701

	Isle of Man — 0.6%

1,221,000	Lifezone Holdings Ltd. *	11,916,960

	Israel — 0.2%

868,850	ICL Group Ltd.	4,376,565

	Italy — 2.4%

2,571,262	Eni SpA	42,637,933

343,942	Tenaris SA	5,933,956

	Total Italy	48,571,889

	Japan — 1.6%

322,900	Ebara Corp.	18,343,764

360,700	Mitsubishi Materials Corp.	5,934,014

313,500	Sumitomo Metal Mining Co. Ltd.	9,061,843

	Total Japan	33,339,621

	Mexico — 1.9%

8,278,040	Grupo Mexico SAB de CV – Series B	38,028,892

	Norway — 2.3%

1,069,161	Austevoll Seafood ASA	7,369,068

2,823,904	DNO ASA	2,735,104

1,065,894	Equinor ASA	34,054,525

157,732	TGS ASA	2,003,325

	Total Norway	46,162,022

	Portugal — 3.5%

4,741,980	Galp Energia SGPS SA	70,460,657

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Russia — 0.1%

3,574,704	Gazprom Neft PJSC (c)	349,227

14,145,410	Gazprom PJSC * (c)	256,779

248,399	LUKOIL PJSC (c)	200,845

232,917	MMC Norilsk Nickel PJSC * (c)	434,226

9	MMC Norilsk Nickel PJSC ADR * (c)	2

338,098	PhosAgro PJSC (c)	254,846

6,533	PhosAgro PJSC GDR * (c) (d)	1,647

2	PhosAgro PJSC GDR (Registered) * (c)	1

601,778	Ros Agro PLC GDR (Registered) * (c)	52,764

3,476,399	Tatneft PJSC (c)	246,738

	Total Russia	1,797,075

	Singapore — 0.0%

2,725,600	Ezra Holdings Ltd. * (a) (c)	—

	South Africa — 1.9%

1,005,831	African Rainbow Minerals Ltd.	9,702,375

5,202,074	Impala Platinum Holdings Ltd.	21,152,746

7,908,978	Sibanye Stillwater Ltd.	8,703,479

	Total South Africa	39,558,600

	Spain — 2.0%

2,691,858	Repsol SA	41,334,389

	Sweden — 1.5%

1,144,184	Boliden AB	30,453,862

	Ukraine — 0.0%

501,341	Kernel Holding SA *	908,151

	United Kingdom — 14.4%

777,878	Anglo American PLC	21,051,649

15,051,621	BP PLC	91,508,803

3,441,487	Ferrexpo PLC *	3,173,089

14,781,711	Glencore PLC	82,691,673

3,480,682	Harbour Energy PLC	10,123,033

231,111	Rio Tinto PLC	15,795,888

2,174,311	Shell PLC	70,284,191

	Total United Kingdom	294,628,326

	United States — 33.0%

687,620	Aemetis, Inc. * (a)	3,053,033

112,600	AGCO Corp.	12,783,478

151,100	Alcoa Corp.	4,058,546

1,080,185	Ameresco, Inc. – Class A *	32,362,343

408,100	Array Technologies, Inc. *	6,313,307

602,300	California Resources Corp.	30,843,783

3,917,513	Clean Energy Fuels Corp. *	14,142,222

601,800	ConocoPhillips	69,550,026

204,300	Corteva, Inc.	9,234,360

1,964,100	Darling Ingredients, Inc. *	86,165,067

16,800	Deere & Co.	6,122,088

143,300	Enphase Energy, Inc. *	14,476,166

90,100	First Solar, Inc. *	14,215,978

758,982	Freeport-McMoRan, Inc.	28,325,208

Shares	Description	Value ($)

	United States — continued

3,959,957	GrafTech International Ltd.	9,781,094

1,646,893	Green Plains, Inc. *	40,974,698

30,400	Gulfport Energy Corp. *	4,166,016

16,244,255	Kosmos Energy Ltd. *	110,298,491

2,859,146	Livent Corp. * (a)	39,341,849

752,721	Mosaic Co.	27,015,157

314,900	PotlatchDeltic Corp. – (REIT)	14,435,016

496,724	SolarEdge Technologies, Inc. *	39,429,951

4,426,117	Sunrun, Inc. * (a)	57,096,909

	Total United States	674,184,786

	TOTAL COMMON STOCKS (COST $2,055,213,855)	1,813,636,851

	PREFERRED STOCKS (e) — 9.7%

	Brazil — 7.5%

16,427,426	Bradespar SA	81,435,417

9,891,881	Petroleo Brasileiro SA	72,168,598

	Total Brazil	153,604,015

	Chile — 2.1%

849,495	Sociedad Quimica y Minera de Chile SA Sponsored ADR	42,678,629

	Russia — 0.1%

20,237,584	Surgutneftegas PJSC (c)	132,627

7,494,797	Tatneft PJSC (c)	529,779

	Total Russia	662,406

	TOTAL PREFERRED STOCKS (COST $229,967,068)	196,945,050

	MUTUAL FUNDS — 0.8%

	United States — 0.8%

	Affiliated Issuers — 0.8%

3,346,358	GMO U.S. Treasury Fund	16,731,789

	Total United States	16,731,789

	TOTAL MUTUAL FUNDS (COST $16,725,907)	16,731,789

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

238,822	State Street Institutional Treasury Money Market Fund – Premier Class, 5.31% (f)	238,822

	TOTAL SHORT-TERM INVESTMENTS (COST $238,822)	238,822

	TOTAL INVESTMENTS — 99.3% (Cost $2,302,145,652)	2,027,552,512

	Other Assets and Liabilities (net) — 0.7%	14,927,017

	TOTAL NET ASSETS — 100.0%	$2,042,479,529

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2023

PhosAgro PJSC GDR	08/26/16	$93,496	0.0%	$1,647

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Securities are traded on separate exchanges for the same entity.

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(d)	The security is restricted as to resale.

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	The rate disclosed is the 7 day net yield as of November 30, 2023.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.0%

	Automobiles & Components — 5.0%

13,914	Fox Factory Holding Corp. *	869,764

75,344	Gentex Corp.	2,291,211

7,753	XPEL, Inc. *	354,312

	Total Automobiles & Components	3,515,287

	Capital Goods — 19.1%

28,846	AAON, Inc.	1,805,760

7,720	Allegion PLC	819,015

12,394	Curtiss-Wright Corp.	2,651,076

7,279	Kadant, Inc.	1,897,053

11,005	RBC Bearings, Inc. *	2,836,429

10,767	Trex Co., Inc. *	756,597

19,746	Woodward, Inc.	2,669,264

	Total Capital Goods	13,435,194

	Commercial & Professional Services — 6.3%

20,102	ASGN, Inc.*	1,793,902

11,836	FTI Consulting, Inc. *	2,609,365

	Total Commercial & Professional Services	4,403,267

	Consumer Discretionary Distribution & Retail — 3.7%

35,484	Ollie’s Bargain Outlet Holdings, Inc. *	2,599,913

	Consumer Durables & Apparel — 7.1%

43,773	Acushnet Holdings Corp.	2,473,174

24,753	Malibu Boats, Inc. – Class A *	1,095,073

4,772	TopBuild Corp. *	1,411,462

	Total Consumer Durables & Apparel	4,979,709

	Consumer Staples Distribution & Retail — 1.3%

13,650	PriceSmart, Inc.	919,874

	Financial Services — 11.1%

17,616	Cohen & Steers, Inc.	1,030,360

56,447	Essent Group Ltd.	2,728,648

23,023	Houlihan Lokey, Inc.	2,480,038

60,268	StepStone Group, Inc. – Class A	1,544,066

	Total Financial Services	7,783,112

	Food, Beverage & Tobacco — 7.2%

14,054	J & J Snack Foods Corp.	2,312,586

1,832	John B Sanfilippo & Son, Inc.	168,617

15,489	Lancaster Colony Corp.	2,569,625

	Total Food, Beverage & Tobacco	5,050,828

	Health Care Equipment & Services — 2.5%

39,707	Globus Medical, Inc. – Class A *	1,783,638

Shares	Description	Value ($)

	Materials — 5.6%

18,455	AptarGroup, Inc.	2,341,755

12,663	Balchem Corp.	1,579,329

	Total Materials	3,921,084

	Media & Entertainment — 3.8%

56,128	New York Times Co. – Class A	2,637,455

	Pharmaceuticals, Biotechnology & Life Sciences — 5.2%

27,664	Bruker Corp.	1,800,650

6,887	Medpace Holdings, Inc. *	1,864,448

	Total Pharmaceuticals, Biotechnology & Life Sciences	3,665,098

	Semiconductors & Semiconductor Equipment — 9.5%

16,607	Axcelis Technologies, Inc. *	2,063,918

23,066	Cirrus Logic, Inc. *	1,750,940

26,828	Power Integrations, Inc.	2,049,927

4,715	Universal Display Corp.	797,778

	Total Semiconductors & Semiconductor Equipment	6,662,563

	Software & Services — 2.4%

19,767	Dolby Laboratories, Inc. – Class A	1,702,532

	Technology Hardware & Equipment — 6.0%

50,385	Ciena Corp. *	2,310,152

11,963	Fabrinet *	1,936,810

	Total Technology Hardware & Equipment	4,246,962

	Transportation — 3.2%

13,043	Landstar System, Inc.	2,251,874

	TOTAL COMMON STOCKS (COST $59,053,413)	69,558,390

	MUTUAL FUNDS — 2.5%

	Affiliated Issuers — 2.5%

357,274	GMO U.S. Treasury Fund	1,786,370

	TOTAL MUTUAL FUNDS (COST $1,786,370)	1,786,370

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

26,318	State Street Institutional Treasury Money Market Fund – Premier Class, 5.31% (a)	26,318

	TOTAL SHORT-TERM INVESTMENTS (COST $26,318)	26,318

	TOTAL INVESTMENTS — 101.5% (Cost $60,866,101)	71,371,078

	Other Assets and Liabilities (net) — (1.5)%	(1,072,730)

	TOTAL NET ASSETS — 100.0%	$70,298,348

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2023.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.4%

	Automobiles & Components — 0.9%

1,282	Aptiv PLC *	106,201

29,185	BorgWarner, Inc.	983,243

64,562	Ford Motor Co.	662,406

7,704	General Motors Co.	243,446

2,026	Lear Corp.	270,978

2,618	Winnebago Industries, Inc.	169,201

	Total Automobiles & Components	2,435,475

	Banks — 3.2%

1,800	1st Source Corp.	86,994

1,900	Capital City Bank Group, Inc.	50,806

47,792	Citigroup, Inc.	2,203,211

2,000	Community Trust Bancorp, Inc.	79,580

5,400	Farmers National Banc Corp.	66,474

1,500	First Financial Corp.	57,375

8,900	Hanmi Financial Corp.	148,096

4,100	Independent Bank Corp.	88,642

35,924	JPMorgan Chase & Co.	5,607,018

	Total Banks	8,388,196

	Capital Goods — 6.5%

8,117	3M Co.	804,151

2,207	AGCO Corp.	250,561

7,154	Allison Transmission Holdings, Inc.	382,596

2,000	Apogee Enterprises, Inc.	90,200

14,675	Builders FirstSource, Inc. *	1,968,064

12,884	Cummins, Inc.	2,888,077

2,086	Ferguson PLC	357,415

6,626	MRC Global, Inc. *	68,513

9,898	PACCAR, Inc.	908,834

1,525	Parker-Hannifin Corp.	660,600

22,061	Trane Technologies PLC	4,972,770

1,301	UFP Industries, Inc.	142,629

4,890	WW Grainger, Inc.	3,844,469

	Total Capital Goods	17,338,879

	Commercial & Professional Services — 1.2%

95,700	ACCO Brands Corp.	514,866

600	Barrett Business Services, Inc.	65,970

5,200	Brady Corp. – Class A	292,604

2,433	CBIZ, Inc. *	140,846

1,470	Cimpress PLC *	103,620

4,386	Copart, Inc. *	220,265

7,900	CSG Systems International, Inc.	388,601

9,600	Deluxe Corp.	175,584

2,700	Heidrick & Struggles International, Inc.	73,386

747	Huron Consulting Group, Inc. *	77,815

5,000	ICF International, Inc.	699,750

12,800	Resources Connection, Inc.	174,080

980	TriNet Group, Inc.*	113,612

Shares	Description	Value ($)

	Commercial & Professional Services — continued

3,000	TrueBlue, Inc. *	41,820

	Total Commercial & Professional Services	3,082,819

	Consumer Discretionary Distribution & Retail — 8.3%

4,900	1-800-Flowers.com, Inc. – Class A *	43,267

67,768	Amazon.com, Inc. *	9,900,227

1,761	American Eagle Outfitters, Inc.	33,512

1,675	AutoNation, Inc. *	226,577

453	AutoZone, Inc. *	1,182,298

34,751	Best Buy Co., Inc.	2,465,236

77,807	eBay, Inc.	3,190,865

21,892	Gap, Inc.	439,372

6,425	Group 1 Automotive, Inc.	1,812,493

8,700	Haverty Furniture Cos., Inc.	272,658

5,329	ODP Corp. *	242,736

937	O’Reilly Automotive, Inc. *	920,490

8,100	Shoe Carnival, Inc.	196,749

5,789	Signet Jewelers Ltd.	475,740

22,501	Urban Outfitters, Inc. *	803,286

	Total Consumer Discretionary Distribution & Retail	22,205,506

	Consumer Durables & Apparel — 5.0%

4,839	Acushnet Holdings Corp.	273,404

12	Carter’s, Inc.	818

7,448	DR Horton, Inc.	950,886

13,681	Ethan Allen Interiors, Inc.	367,198

34,952	Garmin Ltd.	4,272,533

965	Johnson Outdoors, Inc. – Class A	50,701

24,576	La-Z-Boy, Inc.	864,829

8,597	Lennar Corp. – Class A	1,099,728

1,400	M/I Homes, Inc. *	147,714

1,202	Malibu Boats, Inc. – Class A *	53,176

9,997	MasterCraft Boat Holdings, Inc. *	199,940

5,300	Movado Group, Inc.	138,595

2,378	Oxford Industries, Inc.	215,043

3,993	PulteGroup, Inc.	353,061

10,542	PVH Corp.	1,030,797

30,646	Taylor Morrison Home Corp .*	1,382,135

1,700	Toll Brothers, Inc.	146,013

58,052	Tri Pointe Homes, Inc. *	1,693,957

8,356	Vera Bradley, Inc. *	62,754

1,049	Whirlpool Corp.	114,236

	Total Consumer Durables & Apparel	13,417,518

	Consumer Services — 0.7%

9,370	Adtalem Global Education, Inc.*	533,809

1,200	Graham Holdings Co. – Class B	752,580

26,375	Perdoceo Education Corp.	459,453

3,685	Stride, Inc. *	223,237

	Total Consumer Services	1,969,079

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Consumer Staples Distribution & Retail — 1.8%

101,205	Kroger Co.	4,480,345

2,004	Walmart, Inc.	312,003

	Total Consumer Staples Distribution & Retail	4,792,348

	Energy — 7.4%

6,341	California Resources Corp.	324,723

13,020	Chesapeake Energy Corp.	1,045,636

32,007	Chevron Corp.	4,596,205

4,540	ConocoPhillips	524,688

1,256	Diamondback Energy, Inc.	193,939

10,901	EOG Resources, Inc.	1,341,586

50,557	Exxon Mobil Corp.	5,194,226

1,178	Gulfport Energy Corp. *	161,433

15,986	Marathon Petroleum Corp.	2,384,951

4,122	Murphy Oil Corp.	176,298

7,801	Ovintiv, Inc.	345,896

14,232	Permian Resources Corp.	187,009

21,314	Phillips 66	2,747,162

2,141	Valero Energy Corp.	268,396

10,936	World Kinect Corp.	230,093

	Total Energy	19,722,241

	Financial Services — 8.3%

31,047	American Express Co.	5,301,896

8,581	Bank of New York Mellon Corp.	414,634

4,948	Berkshire Hathaway, Inc. – Class B *	1,781,280

7,299	Capital One Financial Corp.	815,006

3,463	Discover Financial Services	322,059

6,533	Donnelley Financial Solutions, Inc. *	385,578

4,962	Enact Holdings, Inc.	137,497

21,735	Enova International, Inc. *	895,482

11,962	Essent Group Ltd.	578,243

4,458	Goldman Sachs Group, Inc.	1,522,585

18,812	Intercontinental Exchange, Inc.	2,141,558

8,915	Jackson Financial, Inc. – Class A	425,513

36,347	Janus Henderson Group PLC	951,928

2,605	LendingTree, Inc. *	46,109

100,080	MGIC Investment Corp.	1,760,407

3,542	Mr Cooper Group, Inc. *	214,362

20,587	Nasdaq, Inc.	1,149,578

30	Nelnet, Inc. – Class A	2,517

12,373	NMI Holdings, Inc. *	340,258

2,949	PennyMac Financial Services, Inc.	229,403

9,840	PROG Holdings, Inc. *	268,239

69,313	Radian Group, Inc.	1,782,037

5,695	T Rowe Price Group, Inc.	570,240

9,618	Western Union Co.	111,857

	Total Financial Services	22,148,266

	Food, Beverage & Tobacco — 2.2%

12,238	Coca-Cola Co.	715,189

Shares	Description	Value ($)

	Food, Beverage & Tobacco — continued

11,597	General Mills, Inc.	738,265

11,618	PepsiCo, Inc.	1,955,193

19,228	Philip Morris International, Inc.	1,795,126

9,497	Universal Corp.	534,301

	Total Food, Beverage & Tobacco	5,738,074

	Health Care Equipment & Services — 2.6%

6,465	Cigna Group	1,699,519

4,672	Elevance Health, Inc.	2,240,177

3,823	Humana, Inc.	1,853,620

6,662	Medtronic PLC	528,097

929	UnitedHealth Group, Inc.	513,709

	Total Health Care Equipment & Services	6,835,122

	Household & Personal Products — 0.1%

4,202	Colgate-Palmolive Co.	330,991

	Insurance — 2.6%

24,656	Arch Capital Group Ltd. *	2,063,461

13,164	Brown & Brown, Inc.	983,877

11,215	CNO Financial Group, Inc.	297,198

20,098	Fidelity National Financial, Inc.	901,194

14,063	Hartford Financial Services Group, Inc.	1,099,164

14,065	Old Republic International Corp.	412,245

5,748	Stewart Information Services Corp.	271,593

18,535	Unum Group	797,005

	Total Insurance	6,825,737

	Materials — 2.6%

3,115	Commercial Metals Co.	141,203

6,697	Ecolab, Inc.	1,284,016

2,973	NewMarket Corp.	1,577,206

888	Nucor Corp.	150,933

18,240	PPG Industries, Inc.	2,589,898

1,335	Reliance Steel & Aluminum Co.	367,472

10,957	Ryerson Holding Corp.	339,338

2,200	Schnitzer Steel Industries, Inc. – Class A	56,386

6,854	Warrior Met Coal, Inc.	383,619

	Total Materials	6,890,071

	Media & Entertainment — 8.6%

49,091	Alphabet, Inc. – Class A *	6,506,030

45,492	Alphabet, Inc. – Class C *	6,092,289

49,789	Comcast Corp. – Class A	2,085,661

24,234	Meta Platforms, Inc. – Class A *	7,928,153

4,318	Yelp, Inc. *	188,740

	Total Media & Entertainment	22,800,873

	Pharmaceuticals, Biotechnology & Life Sciences — 5.5%

1,949	Amphastar Pharmaceuticals, Inc. *	109,768

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Pharmaceuticals, Biotechnology & Life Sciences — continued

77,991	Bristol-Myers Squibb Co.	3,851,196

15,485	Johnson & Johnson	2,394,910

48,734	Merck & Co., Inc.	4,994,260

108,398	Pfizer, Inc.	3,302,887

	Total Pharmaceuticals, Biotechnology & Life Sciences	14,653,021

	Semiconductors & Semiconductor Equipment — 7.5%

3,093	Applied Materials, Inc.	463,270

183,425	Intel Corp.	8,199,098

815	KLA Corp.	443,865

2,921	Microchip Technology, Inc.	243,728

10,926	NVIDIA Corp.	5,110,090

188	NXP Semiconductors NV	38,367

38,943	QUALCOMM, Inc.	5,025,594

4,862	Skyworks Solutions, Inc.	471,274

	Total Semiconductors & Semiconductor Equipment	19,995,286

	Software & Services — 11.6%

2,122	Accenture PLC – Class A	706,923

3,806	Akamai Technologies, Inc. *	439,707

8,302	Amdocs Ltd.	695,459

54,659	Cognizant Technology Solutions Corp. – Class A	3,846,901

31,543	International Business Machines Corp.	5,001,458

36,052	Microsoft Corp.	13,660,463

14,673	Oracle Corp.	1,705,149

8,732	Synopsys, Inc. *	4,743,484

	Total Software & Services	30,799,544

	Technology Hardware & Equipment — 12.5%

74,880	Apple, Inc.	14,223,456

6,336	Arista Networks, Inc. *	1,392,083

15,574	Avnet, Inc.	728,240

7,943	Belden, Inc.	527,733

76,376	Cisco Systems, Inc.	3,695,071

27,474	Dell Technologies, Inc. – Class C	2,084,452

166,030	Hewlett Packard Enterprise Co.	2,807,567

136,405	HP, Inc.	4,002,123

22,958	Juniper Networks, Inc.	653,155

16,948	TE Connectivity Ltd.	2,220,188

7,798	Vishay Intertechnology, Inc.	173,350

20,403	Vontier Corp.	688,193

	Total Technology Hardware & Equipment	33,195,611

	Telecommunication Services — 0.2%

13,085	Verizon Communications, Inc.	501,548

Shares / Par Value†	Description	Value ($)

	Transportation — 0.1%

558	FedEx Corp.	144,427

	TOTAL COMMON STOCKS (COST $242,846,063)	264,210,632

	DEBT OBLIGATIONS — 0.1%

	U.S. Government — 0.1%

350,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.20%, 5.55, due 01/31/25 (a)	350,439

	TOTAL DEBT OBLIGATIONS (COST $350,032)	350,439

	MUTUAL FUNDS — 1.0%

	Affiliated Issuers — 1.0%

530,872	GMO U.S. Treasury Fund	2,654,361

	TOTAL MUTUAL FUNDS (COST $2,652,402)	2,654,361

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

103,474	State Street Institutional Treasury Money Market Fund – Premier Class, 5.31% (b)	103,474

	TOTAL SHORT-TERM INVESTMENTS (COST $103,474)	103,474

	TOTAL INVESTMENTS — 100.6% (Cost $245,951,971)	267,318,906

	Other Assets and Liabilities (net) — (0.6)%	(1,471,000)

	TOTAL NET ASSETS — 100.0%	$265,847,906

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

A summary of outstanding financial instruments at November 30, 2023 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Buys
2	S&P 500 E-Mini	December 2023	$457,675	$3,735

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of November 30, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2023.

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.7%

	Automobiles & Components — 2.1%

60,416	BorgWarner, Inc.	2,035,415

387,887	Ford Motor Co.	3,979,721

30,089	General Motors Co.	950,812

13,018	Harley-Davidson, Inc.	390,410

12,505	Lear Corp.	1,672,544

1,400	Winnebago Industries, Inc.	90,482

	Total Automobiles & Components	9,119,384

	Banks — 10.4%

424,481	Bank of America Corp.	12,942,426

140,614	Citigroup, Inc.	6,482,305

124,550	JPMorgan Chase & Co.	19,439,764

6,700	M&T Bank Corp.	858,739

49,568	Regions Financial Corp.	826,794

107,725	U.S. Bancorp	4,106,477

	Total Banks	44,656,505

	Capital Goods — 4.4%

52,010	3M Co.	5,152,631

16,212	AGCO Corp.	1,840,548

5,421	Allison Transmission Holdings, Inc.	289,915

5,667	Atkore, Inc. *	736,143

1,502	Builders FirstSource, Inc. *	201,433

15,353	Cummins, Inc.	3,441,529

5,509	Encore Wire Corp.	1,015,309

14,269	Owens Corning	1,934,591

30,381	PACCAR, Inc.	2,789,583

1,374	Textron, Inc.	105,331

8,518	Timken Co.	616,703

7,013	UFP Industries, Inc.	768,835

	Total Capital Goods	18,892,551

	Commercial & Professional Services — 0.5%

2,156	HNI Corp.	84,235

25,101	ManpowerGroup, Inc.	1,862,745

	Total Commercial & Professional Services	1,946,980

	Consumer Discretionary Distribution & Retail — 3.5%

21,219	Academy Sports & Outdoors, Inc.	1,079,411

5,910	AutoNation, Inc.*	799,446

37,735	Best Buy Co., Inc.	2,676,921

6,067	Dick’s Sporting Goods, Inc.	789,317

81,278	eBay, Inc.	3,333,211

10,802	Foot Locker, Inc.	290,898

60,756	Gap, Inc.	1,219,373

4,049	Group 1 Automotive, Inc.	1,142,223

24,070	Kohl’s Corp.	564,441

124,954	Macy’s, Inc.	1,981,770

Shares	Description	Value ($)

	Consumer Discretionary Distribution & Retail — continued

4,994	Nordstrom, Inc.	78,006

5,632	Williams-Sonoma, Inc.	1,056,225

	Total Consumer Discretionary Distribution & Retail	15,011,242

	Consumer Durables & Apparel — 3.4%

18,376	Brunswick Corp.	1,449,315

8,423	Carter’s, Inc.	574,364

3,433	DR Horton, Inc.	438,291

19,523	Garmin Ltd.	2,386,491

8,526	La-Z-Boy, Inc.	300,030

10,202	Lennar Corp. – Class A	1,305,040

14,650	PulteGroup, Inc.	1,295,353

20,261	PVH Corp.	1,981,121

76,597	Tapestry, Inc.	2,425,827

4,410	Tri Pointe Homes, Inc. *	128,684

113,199	VF Corp.	1,893,819

3,524	Whirlpool Corp.	383,764

	Total Consumer Durables & Apparel	14,562,099

	Consumer Services — 0.8%

4,417	Adtalem Global Education, Inc. *	251,636

490	Graham Holdings Co. – Class B	307,304

59,098	H&R Block, Inc.	2,684,231

	Total Consumer Services	3,243,171

	Consumer Staples Distribution & Retail — 2.1%

75,744	Kroger Co.	3,353,187

24,790	Target Corp.	3,317,150

128,653	Walgreens Boots Alliance, Inc.	2,565,341

	Total Consumer Staples Distribution & Retail	9,235,678

	Energy — 8.0%

9,360	Chesapeake Energy Corp.	751,702

51,659	Chevron Corp.	7,418,232

23,962	EOG Resources, Inc.	2,949,003

122,452	Exxon Mobil Corp.	12,580,719

26,353	Marathon Petroleum Corp.	3,931,604

19,136	Ovintiv, Inc.	848,490

39,762	Phillips 66	5,124,924

5,831	Valero Energy Corp.	730,974

	Total Energy	34,335,648

	Financial Services — 11.9%

11,117	Affiliated Managers Group, Inc.	1,506,909

36,955	Ally Financial, Inc.	1,079,825

43,949	American Express Co.	7,505,171

85,664	Bank of New York Mellon Corp.	4,139,284

38,432	Capital One Financial Corp.	4,291,317

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Financial Services — continued

35,216	Discover Financial Services	3,275,088

27,266	Franklin Resources, Inc.	676,197

22,774	Goldman Sachs Group, Inc.	7,778,232

92,217	Invesco Ltd.	1,315,936

64,653	Janus Henderson Group PLC	1,693,262

126,974	MGIC Investment Corp.	2,233,473

3,277	OneMain Holdings, Inc.	138,617

53,246	PayPal Holdings, Inc. *	3,067,502

88,522	Radian Group, Inc.	2,275,901

44,174	State Street Corp.	3,216,751

86,785	Synchrony Financial	2,808,363

32,678	T Rowe Price Group, Inc.	3,272,048

90,911	Western Union Co.	1,057,295

	Total Financial Services	51,331,171

	Food, Beverage & Tobacco — 3.4%

52,253	Archer-Daniels-Midland Co.	3,852,614

4,249	Bunge Global SA	466,838

43,899	General Mills, Inc.	2,794,610

33,989	Kellanova	1,785,782

82,041	Kraft Heinz Co.	2,880,459

57,587	Tyson Foods, Inc. – Class A	2,697,375

4,474	Universal Corp.	251,707

	Total Food, Beverage & Tobacco	14,729,385

	Health Care Equipment & Services — 5.4%

21,949	Cigna Group	5,769,953

90,343	CVS Health Corp.	6,138,807

15,521	Elevance Health, Inc.	7,442,164

4,827	Humana, Inc.	2,340,419

11,685	Medtronic PLC	926,270

948	UnitedHealth Group, Inc.	524,216

	Total Health Care Equipment & Services	23,141,829

	Insurance — 1.1%

10,417	Fidelity National Financial, Inc.	467,098

30,974	Hartford Financial Services Group, Inc.	2,420,928

8,592	Stewart Information Services Corp.	405,972

33,745	Unum Group	1,451,035

	Total Insurance	4,745,033

	Materials — 2.7%

6,080	Commercial Metals Co.	275,606

13,574	FMC Corp.	728,381

22,303	Huntsman Corp.	548,654

22,783	LyondellBasell Industries NV – Class A	2,166,663

21,139	Nucor Corp.	3,592,996

3,500	Reliance Steel & Aluminum Co.	963,410

27,785	Steel Dynamics, Inc.	3,310,027

	Total Materials	11,585,737

Shares	Description	Value ($)

	Media & Entertainment — 11.6%

16,674	Alphabet, Inc. – Class A *	2,209,805

161,099	Alphabet, Inc. – Class C *	21,574,378

256,821	Comcast Corp. – Class A	10,758,232

46,959	Meta Platforms, Inc. – Class A *	15,362,637

	Total Media & Entertainment	49,905,052

	Pharmaceuticals, Biotechnology & Life Sciences — 10.5%

14,485	Biogen, Inc. *	3,390,649

142,220	Bristol-Myers Squibb Co.	7,022,824

81,219	Gilead Sciences, Inc.	6,221,375

51,356	Johnson & Johnson	7,942,719

71,202	Merck & Co., Inc.	7,296,781

324,227	Pfizer, Inc.	9,879,197

3,142	Regeneron Pharmaceuticals, Inc. *	2,588,411

68,864	Viatris, Inc.	632,171

	Total Pharmaceuticals, Biotechnology & Life Sciences	44,974,127

	Real Estate Management & Development — 0.2%

13,084	CBRE Group, Inc. – Class A *	1,033,113

	Semiconductors & Semiconductor Equipment — 5.9%

6,375	Applied Materials, Inc.	954,848

300,952	Intel Corp.	13,452,554

70,740	QUALCOMM, Inc.	9,128,997

19,447	Skyworks Solutions, Inc.	1,884,998

	Total Semiconductors & Semiconductor Equipment	25,421,397

	Software & Services — 3.4%

46,933	Cognizant Technology Solutions Corp. – Class A	3,303,145

58,193	International Business Machines Corp.	9,227,082

16,338	Oracle Corp.	1,898,639

	Total Software & Services	14,428,866

	Technology Hardware & Equipment — 4.9%

15,111	Arrow Electronics, Inc. *	1,791,560

14,306	Avnet, Inc.	668,949

178,285	Cisco Systems, Inc.	8,625,428

12,364	Crane NXT Co.	636,251

186,122	Hewlett Packard Enterprise Co.	3,147,323

145,602	HP, Inc.	4,271,963

16,195	NetApp, Inc.	1,480,061

12,000	Sensata Technologies Holding PLC	390,120

10,290	Xerox Holdings Corp.	143,957

	Total Technology Hardware & Equipment	21,155,612

	Telecommunication Services — 2.4%

267,899	Verizon Communications, Inc.	10,268,569

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Transportation — 0.1%

1,868	Matson, Inc.	178,898

5,762	Schneider National, Inc. – Class B	132,699

	Total Transportation	311,597

	TOTAL COMMON STOCKS (COST $420,795,018)	424,034,746

	MUTUAL FUNDS — 1.2%

	Affiliated Issuers — 1.2%

977,294	GMO U.S. Treasury Fund	4,886,472

	TOTAL MUTUAL FUNDS (COST $4,886,472)	4,886,472

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

130,846	State Street Institutional Treasury Money Market Fund – Premier Class, 5.31% (a)	130,846

	TOTAL SHORT-TERM INVESTMENTS (COST $130,846)	130,846

	TOTAL INVESTMENTS — 99.9% (Cost $425,812,336)	429,052,064

	Other Assets and Liabilities (net) — 0.1%	403,159

	TOTAL NET ASSETS — 100.0%	$429,455,223

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2023.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.9%

	Automobiles & Components — 1.3%

4,556	Dana, Inc.	60,185

5,133	Garrett Motion, Inc. *	37,984

1,102	Patrick Industries, Inc.	90,408

3,557	Winnebago Industries, Inc.	229,889

	Total Automobiles & Components	418,466

	Banks — 4.0%

2,706	1st Source Corp.	130,781

4,458	Amalgamated Financial Corp.	93,618

1,366	Arrow Financial Corp.	33,672

12,749	Associated Banc-Corp.	226,167

500	BOK Financial Corp.	35,885

600	Capital City Bank Group, Inc.	16,044

900	Central Valley Community Bancorp	15,489

470	Civista Bancshares, Inc.	7,356

188	Comerica, Inc.	8,501

2,571	Community Trust Bancorp, Inc.	102,300

300	Enterprise Financial Services Corp.	11,763

1,004	Financial Institutions, Inc.	17,430

1,441	First Community Bankshares, Inc.	47,063

1,115	First Financial Bancorp	22,534

2,252	First Financial Corp.	86,139

400	Great Southern Bancorp, Inc.	20,324

8,589	Hanmi Financial Corp.	142,921

3,074	Independent Bank Corp.	66,460

2,896	Midland States Bancorp, Inc.	65,392

1,200	MidWestOne Financial Group, Inc.	25,272

613	Republic Bancorp, Inc. – Class A	28,780

2,089	Towne Bank	54,857

	Total Banks	1,258,748

	Capital Goods — 8.8%

430	AGCO Corp.	48,818

8,528	Allison Transmission Holdings, Inc.	456,077

1,009	American Woodmark Corp. *	73,052

5,100	Apogee Enterprises, Inc.	230,010

272	BlueLinx Holdings, Inc. *	23,895

1,133	Boise Cascade Co.	123,837

350	Columbus McKinnon Corp.	12,222

1,043	Gibraltar Industries, Inc. *	70,079

360	Global Industrial Co.	12,820

409	GMS, Inc. *	27,665

1,941	Griffon Corp.	90,315

2,070	Hyster-Yale Materials Handling, Inc.	98,677

6,527	JELD-WEN Holding, Inc. *	104,301

1,300	Manitowoc Co., Inc. *	18,629

1,340	Miller Industries, Inc.	53,252

1,987	Moog, Inc. – Class A	278,200

33,300	MRC Global, Inc. *	344,322

79	MYR Group, Inc. *	9,829

Shares	Description	Value ($)

	Capital Goods — continued

566	nVent Electric PLC	30,139

1,152	Park-Ohio Holdings Corp.	26,231

539	Preformed Line Products Co.	67,165

1,472	Primoris Services Corp.	44,690

300	Rush Enterprises, Inc. – Class B	13,083

806	Tennant Co.	69,010

3,231	Terex Corp.	159,934

3,096	Timken Co.	224,150

224	UFP Industries, Inc.	24,557

22	Wabash National Corp.	482

	Total Capital Goods	2,735,441

	Commercial & Professional Services — 6.2%

33,149	ACCO Brands Corp.	178,342

800	Barrett Business Services, Inc.	87,960

5,107	Brady Corp. – Class A	287,371

1,729	Cimpress PLC*	121,877

2,986	CSG Systems International, Inc.	146,881

10,995	Deluxe Corp.	201,098

1,750	GEO Group, Inc. *	17,762

4,971	Heidrick & Struggles International, Inc.	135,112

2,985	HNI Corp.	116,624

706	ICF International, Inc.	98,805

7,365	Kelly Services, Inc. – Class A	153,118

953	ManpowerGroup, Inc.	70,722

1,175	MillerKnoll, Inc.	30,315

10,690	Resources Connection, Inc.	145,384

10,947	Steelcase, Inc. – Class A	134,758

1,052	TrueBlue, Inc. *	14,665

	Total Commercial & Professional Services	1,940,794

	Consumer Discretionary Distribution & Retail — 10.2%

1,801	1-800-Flowers.com, Inc. – Class A *	15,903

12,500	Aaron’s Co., Inc.	110,125

2,910	American Eagle Outfitters, Inc.	55,377

321	Asbury Automotive Group, Inc. *	67,352

745	AutoNation, Inc. *	100,776

2,034	Caleres, Inc.	61,752

3,820	Cato Corp. – Class A	26,434

3,978	Chico’s FAS, Inc. *	29,994

15,437	Container Store Group, Inc. *	29,022

6,487	Genesco, Inc. *	242,419

3,068	Group 1 Automotive, Inc.	865,483

4,807	Haverty Furniture Cos., Inc.	150,651

1,692	Lands’ End, Inc. *	11,946

3,465	ODP Corp. *	157,831

9,410	Sally Beauty Holdings, Inc. *	90,995

9,848	Shoe Carnival, Inc.	239,208

2,607	Signet Jewelers Ltd.	214,243

1,748	Sleep Number Corp. *	17,725

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Consumer Discretionary Distribution & Retail — continued

498	Sonic Automotive, Inc. – Class A	25,532

17,945	Urban Outfitters, Inc. *	640,637

494	Weyco Group, Inc.	14,548

	Total Consumer Discretionary Distribution & Retail	3,167,953

	Consumer Durables & Apparel — 11.1%

1,022	Acushnet Holdings Corp.	57,743

1,136	Bassett Furniture Industries, Inc.	18,767

1,107	Beazer Homes USA, Inc. *	29,125

430	Brunswick Corp.	33,914

10,689	Ethan Allen Interiors, Inc.	286,893

8,497	G-III Apparel Group Ltd. *	244,459

2,286	Hooker Furnishings Corp.	40,874

1,523	Johnson Outdoors, Inc. – Class A	80,018

1,157	KB Home	60,280

14,891	La-Z-Boy, Inc.	524,014

441	M/I Homes, Inc. *	46,530

591	Malibu Boats, Inc. – Class A *	26,146

3,200	MasterCraft Boat Holdings, Inc. *	64,000

5,469	Movado Group, Inc.	143,014

2,605	Oxford Industries, Inc.	235,570

4,823	PVH Corp.	471,593

9,800	Taylor Morrison Home Corp. *	441,980

1,631	Toll Brothers, Inc.	140,087

11,892	Tri Pointe Homes, Inc. *	347,009

3,569	Universal Electronics, Inc. *	27,802

11,651	Vera Bradley, Inc. *	87,499

639	Vista Outdoor, Inc. *	18,026

1,300	VOXX International Corp. *	13,962

	Total Consumer Durables & Apparel	3,439,305

	Consumer Services — 1.6%

2,021	Adtalem Global Education, Inc. *	115,136

16,861	Perdoceo Education Corp.	293,719

1,495	Stride, Inc. *	90,567

	Total Consumer Services	499,422

	Consumer Staples Distribution & Retail — 0.4%

3,859	SpartanNash Co.	85,554

1,140	Village Super Market, Inc. – Class A	28,682

	Total Consumer Staples Distribution & Retail	114,236

	Energy — 6.9%

1,604	Atlas Energy Solutions, Inc.	27,364

1,555	California Resources Corp.	79,632

1,747	Callon Petroleum Co. *	54,629

1,445	Dril-Quip, Inc. *	32,108

1,017	Evolution Petroleum Corp.	6,031

2,085	Gulfport Energy Corp. *	285,728

Shares	Description	Value ($)

	Energy — continued

2,332	Murphy Oil Corp.	99,740

26,100	Oil States International, Inc. *	179,829

2,865	Overseas Shipholding Group, Inc. – Class A *	13,895

6,300	PBF Energy, Inc.	279,720

25,014	Permian Resources Corp.	328,684

4,563	SM Energy Co.	170,884

7,425	Southwestern Energy Co. *	48,931

2,926	Vitesse Energy, Inc.	69,141

22,197	World Kinect Corp.	467,025

	Total Energy	2,143,341

	Equity Real Estate Investment Trusts (REITs) — 6.8%

2,428	Acadia Realty Trust – (REIT)	36,711

3,364	Alexander & Baldwin, Inc.	56,347

948	American Assets Trust, Inc. – (REIT)	19,093

24,473	Anywhere Real Estate, Inc.*	131,665

24,154	Apple Hospitality REIT, Inc.	402,647

4,632	Armada Hoffler Properties, Inc. – (REIT)	50,859

3,034	Brixmor Property Group, Inc. – (REIT)	65,292

2,307	Chatham Lodging Trust – (REIT)	22,863

56,524	Diversified Healthcare Trust – (REIT)	132,266

3,578	Empire State Realty Trust, Inc. – (REIT)	32,059

19,352	Industrial Logistics Properties Trust – (REIT)	65,603

1,443	Kilroy Realty Corp. – (REIT)	47,590

22,017	Park Hotels & Resorts, Inc. – (REIT)	326,512

27,400	Piedmont Office Realty Trust, Inc. – Class A , (REIT)	170,428

3,588	PotlatchDeltic Corp. – (REIT)	164,474

6,516	RPT Realty – (REIT)	75,716

23,300	Service Properties Trust – (REIT)	166,595

1,043	Summit Hotel Properties, Inc. – (REIT)	6,529

9,158	Sunstone Hotel Investors, Inc. – (REIT)	90,481

4,000	Whitestone – (REIT)	43,840

	Total Equity Real Estate Investment Trusts (REITs)	2,107,570

	Financial Services — 11.7%

4,785	A-Mark Precious Metals, Inc.	137,138

626	Bread Financial Holdings, Inc.	17,591

1,220	Brightsphere Investment Group, Inc.	21,289

2,305	Curo Group Holdings Corp.*	1,728

308	Diamond Hill Investment Group, Inc.	49,462

8,588	Donnelley Financial Solutions, Inc. *	506,864

1,249	Enact Holdings, Inc.	34,610

896	Encore Capital Group, Inc. *	40,141

9,509	Enova International, Inc. *	391,771

2,815	Essent Group Ltd.	136,077

47	Federal Agricultural Mortgage Corp. – Class C	7,794

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Financial Services — continued

1,008	Green Dot Corp. – Class A *	8,084

5,903	Jackson Financial, Inc. – Class A	281,750

6,997	Janus Henderson Group PLC	183,251

5,411	LendingTree, Inc. *	95,775

25,867	MGIC Investment Corp.	455,000

2,836	NMI Holdings, Inc. *	77,990

2,539	Oppenheimer Holdings, Inc. – Class A	101,077

1,168	PennyMac Financial Services, Inc.	90,859

6,296	PROG Holdings, Inc. *	171,629

22,460	Radian Group, Inc.	577,447

1,499	Regional Management Corp.	33,158

1,415	SLM Corp.	21,267

4,227	Victory Capital Holdings, Inc. – Class A	135,898

2,367	Waterstone Financial, Inc.	28,901

1,274	Western Union Co.	14,817

914	Westwood Holdings Group, Inc.	10,054

	Total Financial Services	3,631,422

	Food, Beverage & Tobacco — 1.4%

2,444	Seneca Foods Corp. – Class A *	119,438

450	Turning Point Brands, Inc.	10,274

5,353	Universal Corp.	301,160

	Total Food, Beverage & Tobacco	430,872

	Health Care Equipment & Services — 2.0%

703	Eargo, Inc. *	1,835

3,409	HealthStream, Inc.	85,225

15,676	Patterson Cos., Inc.	398,327

2,067	Varex Imaging Corp. *	38,963

8,700	Zimvie, Inc. *	82,215

	Total Health Care Equipment & Services	606,565

	Household & Personal Products — 0.3%

2,753	Edgewell Personal Care Co.	95,832

	Insurance — 6.0%

408	AMERISAFE, Inc.	19,649

15,333	CNO Financial Group, Inc.	406,324

1,142	Employers Holdings, Inc.	43,750

10,024	Genworth Financial, Inc. – Class A *	59,041

251	GoHealth, Inc. – Class A *	3,233

684	Horace Mann Educators Corp.	22,887

10,002	Old Republic International Corp.	293,159

355	Primerica, Inc.	74,376

403	Reinsurance Group of America, Inc.	65,713

4,600	Selectquote, Inc. *	5,796

8,054	Stewart Information Services Corp.	380,552

1,400	Universal Insurance Holdings, Inc.	23,744

10,520	Unum Group	452,360

	Total Insurance	1,850,584

Shares	Description	Value ($)

	Materials — 6.7%

1,514	AdvanSix, Inc.	39,561

2,264	Carpenter Technology Corp.	160,314

3,823	Commercial Metals Co.	173,297

3,519	Koppers Holdings, Inc.	158,953

1,120	NewMarket Corp.	594,171

4,120	O-I Glass, Inc. *	60,811

1,081	Olympic Steel, Inc.	61,109

9,300	Ryerson Holding Corp.	288,021

2,981	Schnitzer Steel Industries, Inc. – Class A	76,403

2,620	Sylvamo Corp.	131,734

6,127	Warrior Met Coal, Inc.	342,928

	Total Materials	2,087,302

	Media & Entertainment — 3.1%

12,311	AMC Networks, Inc. – Class A *	187,620

240	Lee Enterprises, Inc. *	2,729

6,255	Scholastic Corp.	237,627

2,967	Shutterstock, Inc.	130,281

11,019	Vimeo, Inc. *	38,787

8,126	Yelp, Inc. *	355,187

	Total Media & Entertainment	952,231

	Pharmaceuticals, Biotechnology & Life Sciences — 1.1%

6,929	Organon & Co.	78,436

700	Phibro Animal Health Corp. – Class A	6,713

4,260	Prestige Consumer Healthcare, Inc. *	244,311

	Total Pharmaceuticals, Biotechnology & Life Sciences	329,460

	Real Estate Management & Development — 0.2%

12,743	Douglas Elliman, Inc.	24,849

496	Forestar Group, Inc. *	15,143

824	Marcus & Millichap, Inc.	28,354

	Total Real Estate Management & Development	68,346

	Semiconductors & Semiconductor Equipment — 0.7%

5,242	Amkor Technology, Inc.	147,667

1,250	Kulicke & Soffa Industries, Inc.	64,400

1,077	SMART Global Holdings, Inc. *	17,943

	Total Semiconductors & Semiconductor Equipment	230,010

	Technology Hardware & Equipment — 6.9%

12,313	Avnet, Inc.	575,756

169	Bel Fuse, Inc. – Class B	9,143

3,516	Belden, Inc.	233,603

8,619	Benchmark Electronics, Inc.	215,044

3,524	Daktronics, Inc. *	36,755

575	ePlus, Inc. *	36,501

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Technology Hardware & Equipment — continued

2,978	Kimball Electronics, Inc. *	73,378

3,783	Sanmina Corp. *	189,566

2,413	ScanSource, Inc. *	80,667

11,875	Vishay Intertechnology, Inc.	263,981

3,834	Vontier Corp.	129,321

20,410	Xerox Holdings Corp.	285,536

	Total Technology Hardware & Equipment	2,129,251

	Telecommunication Services — 0.4%

5,621	Spok Holdings, Inc.	94,208

2,293	Telephone & Data Systems, Inc.	45,172

	Total Telecommunication Services	139,380

	Transportation — 0.1%

303	Matson, Inc.	29,018

	TOTAL COMMON STOCKS (COST $30,135,762)	30,405,549

	MUTUAL FUNDS — 1.6%

	Affiliated Issuers — 1.6%

99,766	GMO U.S. Treasury Fund	498,828

	TOTAL MUTUAL FUNDS (COST $498,828)	498,828

	RIGHTS/WARRANTS — 0.1%

	Pharmaceuticals, Biotechnology & Life Sciences — 0.1%

72,700	Achillion Pharmaceuticals, Inc. CVR * (a)	36,350

	TOTAL RIGHTS/WARRANTS (COST $33,442)	36,350

	SHORT-TERM INVESTMENTS — 0.5%

	Money Market Funds — 0.5%

158,811	State Street Institutional Treasury Money Market Fund – Premier Class, 5.31% (b)	158,811

	TOTAL SHORT-TERM INVESTMENTS (COST $158,811)	158,811

	TOTAL INVESTMENTS — 100.1% (Cost $30,826,843)	31,099,538

	Other Assets and Liabilities (net) — (0.1)%	(19,226)

	TOTAL NET ASSETS — 100.0%	$31,080,312

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2023.

Portfolio Abbreviations:

CVR - Contingent Value Right

REIT - Real Estate Investment Trust

Organization

Each of Climate Change Fund, Emerging Markets ex-China Fund, Emerging Markets Fund, International Equity Fund, International Opportunistic Value Fund (formerly Tax-Managed International Equities Fund), Japan Value Creation Fund, Quality Cyclicals Fund, Quality Fund, Resource Transition Fund, Resources Fund, Small Cap Quality Fund, U.S. Equity Fund, U.S. Opportunistic Value Fund and U.S. Small Cap Value Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO. The Funds may also invest in other GMO Funds (“underlying funds”). The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2023, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; certain equity securities that are valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; certain equity securities valued off the last traded price with a discount for liquidity; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund
Asset Valuation Inputs
Common Stocks
Argentina	$6,709,704	$—	$—	$6,709,704
Australia	—	642,905	—	642,905
Brazil	—	14,125,014	—	14,125,014
Canada	70,355,533	—	—	70,355,533
China	4,582,617	7,333,891	—	11,916,508
Denmark	—	34,357,423	—	34,357,423
Finland	—	7,986,970	—	7,986,970
France	—	87,446,350	—	87,446,350
Germany	—	30,757,122	—	30,757,122
Ireland	—	2,517,845	—	2,517,845
Isle of Man	4,489,600	—	—	4,489,600

Description	Level 1	Level 2	Level 3		Total
Climate Change Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Israel	$—	$2,684,149	$—		$2,684,149
Italy	—	5,666,505	—		5,666,505
Japan	—	40,418,417	—		40,418,417
Mexico	17,185,649	—	—		17,185,649
Netherlands	—	5,303,416	—		5,303,416
Norway	—	4,459,138	—		4,459,138
Russia	—	—	241,190		241,190
South Korea	—	52,270,045	—		52,270,045
Spain	—	17,316,880	—		17,316,880
Sweden	—	3,421,150	—		3,421,150
Switzerland	—	2,128,831	—		2,128,831
Ukraine	—	398,507	—		398,507
United Kingdom	—	3,060,345	—		3,060,345
United States	328,355,537	—	—		328,355,537

TOTAL COMMON STOCKS	431,678,640	322,294,903	241,190		754,214,733

Preferred Stocks
Chile	13,264,164	—	—		13,264,164

TOTAL PREFERRED STOCKS	13,264,164	—	—		13,264,164

Mutual Funds
United States	35,161,673	—	—		35,161,673

TOTAL MUTUAL FUNDS	35,161,673	—	—		35,161,673

Short-Term Investments	45,724	—	—		45,724

Total Investments	480,150,201	322,294,903	241,190		802,686,294

Total	$480,150,201	$322,294,903	$241,190		$802,686,294

Emerging Markets ex-China Fund
Asset Valuation Inputs
Common Stocks
Brazil	$1,092,246	$7,332,075	$—		$8,424,321
Chile	—	1,101,175	—		1,101,175
Czech Republic	—	496,465	—		496,465
Egypt	—	1,473,183	—		1,473,183
Hungary	—	6,884,364	—		6,884,364
India	2,372,411	24,449,901	—		26,822,312
Indonesia	—	10,174,028	—		10,174,028
Malaysia	—	239,611	—		239,611
Mexico	14,683,726	—	0	§	14,683,726
Pakistan	—	413,235	—		413,235
Poland	—	7,283,044	—		7,283,044
Russia	—	—	467,983		467,983
South Africa	596,432	21,747,706	—		22,344,138
South Korea	—	26,912,268	—		26,912,268
Taiwan	6,881,500	50,142,586	—		57,024,086
Thailand	—	3,389,548	—		3,389,548
Vietnam	—	5,385,999	—		5,385,999

TOTAL COMMON STOCKS	25,626,315	167,425,188	467,983		193,519,486

Preferred Stocks
Brazil	1,830,608	11,164,214	—		12,994,822
Colombia	601,462	—	—		601,462
Russia	—	—	30,961		30,961

TOTAL PREFERRED STOCKS	2,432,070	11,164,214	30,961		13,627,245

Mutual Funds
United States	3,312,228	—	—		3,312,228

TOTAL MUTUAL FUNDS	3,312,228	—	—		3,312,228

Total Investments	31,370,613	178,589,402	498,944		210,458,959

Total	$31,370,613	$178,589,402	$498,944		$210,458,959

Description	Level 1	Level 2	Level 3		Total
Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Brazil	$5,190,273	$10,627,268	$—		$15,817,541
Chile	—	481,072	—		481,072
China	14,342,547	119,193,308	1		133,535,856
Czech Republic	—	1,649,899	—		1,649,899
Egypt	—	1,202,671	—		1,202,671
Hungary	—	16,725,414	—		16,725,414
India	—	35,136,172	—		35,136,172
Indonesia	—	9,549,702	—		9,549,702
Kuwait	—	380,941	—		380,941
Malaysia	—	676,450	—		676,450
Mexico	29,193,324	—	0	§	29,193,324
Pakistan	—	1,356,676	—		1,356,676
Panama	80,432	—	—		80,432
Philippines	—	321,638	—		321,638
Poland	—	8,009,709	—		8,009,709
Qatar	—	449,195	—		449,195
Russia	—	—	2,118,210		2,118,210
Saudi Arabia	—	551,406	—		551,406
South Africa	—	46,345,316	—		46,345,316
South Korea	—	21,323,772	—		21,323,772
Sri Lanka	—	—	284,885		284,885
Taiwan	1,956,848	110,727,769	—		112,684,617
Thailand	—	2,548,672	—		2,548,672
Vietnam	—	11,604,610	—		11,604,610

TOTAL COMMON STOCKS	50,763,424	398,861,660	2,403,096		452,028,180

Preferred Stocks
Brazil	—	26,443,368	—		26,443,368
Colombia	1,986,480	—	—		1,986,480
Russia	—	—	537,825		537,825
South Korea	—	22,616,383	—		22,616,383

TOTAL PREFERRED STOCKS	1,986,480	49,059,751	537,825		51,584,056

Rights/Warrants
China	23,460	—	—		23,460

TOTAL RIGHTS/WARRANTS	23,460	—	—		23,460

Debt Obligations
United States	1,001,254	—	—		1,001,254

TOTAL DEBT OBLIGATIONS	1,001,254	—	—		1,001,254

Mutual Funds
United States	740,186	—	—		740,186

TOTAL MUTUAL FUNDS	740,186	—	—		740,186

Total Investments	54,514,804	447,921,411	2,940,921		505,377,136

Total	$54,514,804	$447,921,411	$2,940,921		$505,377,136

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(16,581)	$—	$—		$(16,581)

Total	$(16,581)	$—	$—		$(16,581)

International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$35,974,118	$—		$35,974,118
Austria	—	1,322,209	—		1,322,209
Belgium	—	17,860,789	—		17,860,789
Denmark	—	520,748	—		520,748
Finland	—	4,781,022	—		4,781,022

Description	Level 1	Level 2	Level 3	Total
International Equity Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
France	$24,472,019	$120,809,226	$—	$145,281,245
Germany	—	39,809,476	—	39,809,476
Hong Kong	—	12,779,269	—	12,779,269
Ireland	1,244,270	8,255,686	—	9,499,956
Italy	—	65,048,954	—	65,048,954
Japan	2,607,786	258,993,388	—	261,601,174
Netherlands	—	57,755,751	—	57,755,751
Norway	—	31,168,743	—	31,168,743
Portugal	—	2,895,043	—	2,895,043
Singapore	—	31,486,243	—	31,486,243
Spain	—	71,277,435	—	71,277,435
Sweden	—	6,906,557	—	6,906,557
Switzerland	32,185,812	28,927,743	—	61,113,555
United Kingdom	13,505,489	121,988,796	—	135,494,285

TOTAL COMMON STOCKS	74,015,376	918,561,196	—	992,576,572

Preferred Stocks
Germany	—	7,095,995	—	7,095,995

TOTAL PREFERRED STOCKS	—	7,095,995	—	7,095,995

Debt Obligations
United States	1,000,033	—	—	1,000,033

TOTAL DEBT OBLIGATIONS	1,000,033	—	—	1,000,033

Mutual Funds
United States	71,346,735	—	—	71,346,735

TOTAL MUTUAL FUNDS	71,346,735	—	—	71,346,735

Short-Term Investments	1,058,364	—	—	1,058,364

Total Investments	147,420,508	925,657,191	—	1,073,077,699

Derivatives^
Futures Contracts
Equity Risk	61,839	—	—	61,839

Total	$147,482,347	$925,657,191	$—	$1,073,139,538

International Opportunistic Value Fund (formerly Tax-Managed International Equities Fund)
Asset Valuation Inputs
Common Stocks
Australia	$—	$15,581,018	$—	$15,581,018
Austria	—	2,118,921	—	2,118,921
Belgium	—	3,131,372	—	3,131,372
Canada	34,416,778	—	—	34,416,778
Denmark	—	5,435,185	—	5,435,185
Finland	—	7,349,758	—	7,349,758
France	1,920,608	39,041,230	—	40,961,838
Germany	—	11,847,849	—	11,847,849
Hong Kong	—	8,710,856	—	8,710,856
Italy	439,997	13,853,232	—	14,293,229
Japan	4,786,425	59,134,369	—	63,920,794
Netherlands	—	12,701,372	—	12,701,372
Norway	—	4,066,087	—	4,066,087
Portugal	—	4,534	—	4,534
Russia	—	—	34	34
Singapore	—	1,138,266	—	1,138,266
Spain	—	15,918,747	—	15,918,747
Sweden	—	9,235,704	—	9,235,704
Switzerland	5,375,439	12,570,148	—	17,945,587
United Kingdom	25,852,623	12,360,009	—	38,212,632

TOTAL COMMON STOCKS	72,791,870	234,198,657	34	306,990,561

Description	Level 1	Level 2	Level 3	Total
International Opportunistic Value Fund (formerly Tax-Managed International Equities Fund) (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Germany	$—	$874,608	$—	$874,608

TOTAL PREFERRED STOCKS	—	874,608	—	874,608

Mutual Funds
United States	5,130,000	—	—	5,130,000

TOTAL MUTUAL FUNDS	5,130,000	—	—	5,130,000

Short-Term Investments	323,686	—	—	323,686

Total Investments	78,245,556	235,073,265	34	313,318,855

Total	$78,245,556	$235,073,265	$34	$313,318,855

Japan Value Creation Fund
Asset Valuation Inputs
Common Stocks	$—	$104,100,083	$—	$104,100,083
Short-Term Investments	2,219,096	—	—	2,219,096

Total Investments	2,219,096	104,100,083	—	106,319,179

Total	$2,219,096	$104,100,083	$—	$106,319,179

Quality Cyclicals Fund
Asset Valuation Inputs
Common Stocks
Brazil	$—	$144,068	$—	$144,068
Canada	3,442,552	—	—	3,442,552
China	—	1,849,115	—	1,849,115
Finland	—	1,390,558	—	1,390,558
France	—	4,467,446	—	4,467,446
Germany	—	1,830,543	—	1,830,543
Hong Kong	—	957,420	—	957,420
Ireland	2,583,225	—	—	2,583,225
Mexico	5,177,434	—	—	5,177,434
Russia	—	—	39,367	39,367
Spain	—	4,548,133	—	4,548,133
United Kingdom	—	6,903,202	—	6,903,202
United States	37,158,909	—	—	37,158,909

TOTAL COMMON STOCKS	48,362,120	22,090,485	39,367	70,491,972

Preferred Stocks
Brazil	—	1,215,129	—	1,215,129

TOTAL PREFERRED STOCKS	—	1,215,129	—	1,215,129

Mutual Funds
United States	227,027	—	—	227,027

TOTAL MUTUAL FUNDS	227,027	—	—	227,027

Short-Term Investments	322,154	—	—	322,154

Total Investments	48,911,301	23,305,614	39,367	72,256,282

Total	$48,911,301	$23,305,614	$39,367	$72,256,282

Quality Fund
Asset Valuation Inputs
Common Stocks
China	$—	$71,377,261	$—	$71,377,261
France	—	359,467,773	—	359,467,773
Germany	—	280,713,015	—	280,713,015
Spain	—	56,096,269	—	56,096,269
Switzerland	—	232,587,402	—	232,587,402
Taiwan	—	213,428,603	—	213,428,603
United Kingdom	—	456,489,652	—	456,489,652
United States	6,261,093,534	—	—	6,261,093,534

TOTAL COMMON STOCKS	6,261,093,534	1,670,159,975	—	7,931,253,509

Description	Level 1	Level 2	Level 3	Total
Quality Fund (continued)
Asset Valuation Inputs (continued)
Mutual Funds
United States	$251,569,053	$—	$—	$251,569,053

TOTAL MUTUAL FUNDS	251,569,053	—	—	251,569,053

Short-Term Investments	3,130,272	—	—	3,130,272

Total Investments	6,515,792,859	1,670,159,975	—	8,185,952,834

Total	$6,515,792,859	$1,670,159,975	$—	$8,185,952,834

Resource Transition Fund
Asset Valuation Inputs
Common Stocks
Argentina	$2,288,768	$—	$—	$2,288,768
Australia	—	2,365,840	—	2,365,840
Brazil	—	7,446,560	—	7,446,560
Canada	22,610,924	—	—	22,610,924
China	—	4,002,357	—	4,002,357
Denmark	—	4,812,758	—	4,812,758
Finland	—	1,903,885	—	1,903,885
France	—	6,416,558	—	6,416,558
Israel	—	559,013	—	559,013
Italy	—	793,007	—	793,007
Japan	—	4,437,972	—	4,437,972
Mexico	5,069,423	—	—	5,069,423
Norway	—	1,253,332	—	1,253,332
South Africa	—	5,417,232	—	5,417,232
Sweden	—	4,069,781	—	4,069,781
United Kingdom	—	16,736,493	—	16,736,493
United States	68,781,534	—	—	68,781,534

TOTAL COMMON STOCKS	98,750,649	60,214,788	—	158,965,437

Preferred Stocks
Brazil	—	10,858,757	—	10,858,757
Chile	5,702,240	—	—	5,702,240

TOTAL PREFERRED STOCKS	5,702,240	10,858,757	—	16,560,997

Mutual Funds
United States	4,274,649	—	—	4,274,649

TOTAL MUTUAL FUNDS	4,274,649	—	—	4,274,649

Short-Term Investments	19,528,026	—	—	19,528,026

Total Investments	128,255,564	71,073,545	—	199,329,109

Total	$128,255,564	$71,073,545	$—	$199,329,109

Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$17,203,018	$—	$—	$17,203,018
Australia	—	22,390,380	—	22,390,380
Austria	—	23,224,190	—	23,224,190
Brazil	—	63,864,060	—	63,864,060
Canada	178,044,110	—	—	178,044,110
China	—	28,021,159	—	28,021,159
Denmark	—	36,261,535	—	36,261,535
Finland	—	13,516,185	—	13,516,185
France	—	47,958,896	—	47,958,896
Hong Kong	—	4,414,902	—	4,414,902
Hungary	—	14,207,920	—	14,207,920
India	—	28,808,701	—	28,808,701
Isle of Man	11,916,960	—	—	11,916,960
Israel	—	4,376,565	—	4,376,565

Description	Level 1	Level 2	Level 3		Total
Resources Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Italy	$—	$48,571,889	$—		$48,571,889
Japan	—	33,339,621	—		33,339,621
Mexico	38,028,892	—	—		38,028,892
Norway	—	46,162,022	—		46,162,022
Portugal	—	70,460,657	—		70,460,657
Russia	—	—	1,797,075		1,797,075
Singapore	—	—	0	§	0	§
South Africa	—	39,558,600	—		39,558,600
Spain	—	41,334,389	—		41,334,389
Sweden	—	30,453,862	—		30,453,862
Ukraine	—	908,151	—		908,151
United Kingdom	—	294,628,326	—		294,628,326
United States	674,184,786	—	—		674,184,786

TOTAL COMMON STOCKS	919,377,766	892,462,010	1,797,075		1,813,636,851

Preferred Stocks
Brazil	—	153,604,015	—		153,604,015
Chile	42,678,629	—	—		42,678,629
Russia	—	—	662,406		662,406

TOTAL PREFERRED STOCKS	42,678,629	153,604,015	662,406		196,945,050

Mutual Funds
United States	16,731,789	—	—		16,731,789

TOTAL MUTUAL FUNDS	16,731,789	—	—		16,731,789

Short-Term Investments	238,822	—	—		238,822

Total Investments	979,027,006	1,046,066,025	2,459,481		2,027,552,512

Total	$979,027,006	$1,046,066,025	$2,459,481		$2,027,552,512

Small Cap Quality Fund
Asset Valuation Inputs
Common Stocks	$69,558,390	$—	$—		$69,558,390
Mutual Funds	1,786,370	—	—		1,786,370
Short-Term Investments	26,318	—	—		26,318

Total Investments	71,371,078	—	—		71,371,078

Total	$71,371,078	$—	$—		$71,371,078

U.S. Equity Fund
Asset Valuation Inputs
Common Stocks	$264,210,632	$—	$—		$264,210,632
Mutual Funds	2,654,361	—	—		2,654,361
Debt Obligations	350,439	—	—		350,439
Short-Term Investments	103,474	—	—		103,474

Total Investments	267,318,906	—	—		267,318,906

Derivatives^
Futures Contracts
Equity Risk	3,735	—	—		3,735

Total	$267,322,641	$—	$—		$267,322,641

U.S. Opportunistic Value Fund
Asset Valuation Inputs
Common Stocks	$424,034,746	$—	$—		$424,034,746
Mutual Funds	4,886,472	—	—		4,886,472
Short-Term Investments	130,846	—	—		130,846

Total Investments	429,052,064	—	—		429,052,064

Total	$429,052,064	$—	$—		$429,052,064

Description	Level 1	Level 2	Level 3	Total
U.S. Small Cap Value Fund
Asset Valuation Inputs
Common Stocks	$30,405,549	$—	$—	$30,405,549
Mutual Funds	498,828	—	—	498,828
Rights/Warrants	—	—	36,350	36,350
Short-Term Investments	158,811	—	—	158,811

Total Investments	31,063,188	—	36,350	31,099,538

Total	$31,063,188	$—	$36,350	$31,099,538

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

§	Represents the interest in securities that were determined to have a value of zero at November 30, 2023.
^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended November 30, 2023 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Climate Change Fund
GMO U.S. Treasury Fund	$27,154,401	$452,576,407	$444,646,107	$642,849	**	$—	$54,274	$22,699	$35,161,673

Emerging Markets ex-China Fund
GMO U.S. Treasury Fund	$319,023	$70,221,672	$67,241,000	$167,023		$—	$12,533	$—	$3,312,228

Emerging Markets Fund
Anilana Hotels & Properties Ltd.	$258,636	$—	$—	$—		$—	$—	$26,249	$284,885
GMO Emerging Markets Select Equity Fund, Class V	—	18,914,024	18,051,487	181,179		732,840	(862,537)	—	—
GMO U.S. Treasury Fund	15,345,992	161,274,666	175,880,604	283,530		—	132	—	740,186

Totals	$15,604,628	$180,188,690	$193,932,091	$464,709		$732,840	$(862,405)	$26,249	$1,025,071

International Equity Fund
GMO U.S. Treasury Fund	$72,610,442	$226,299,999	$227,700,000	$2,604,657		$—	$156,555	$(20,261)	$71,346,735

International Opportunistic Value Fund (formerly Tax-Managed International Equities Fund)
GMO U.S. Treasury Fund	$1,160,296	$57,895,000	$53,927,420	$105,633		$—	$3,698	$(1,574)	$5,130,000

Quality Cyclicals Fund
GMO U.S. Treasury Fund	$680,863	$7,350,000	$7,805,000	$24,248		$—	$1,164	$—	$227,027

Quality Fund
GMO U.S. Treasury Fund	$116,238,335	$702,660,000	$567,450,000	$4,892,632		$—	$157,550	$(36,832)	$251,569,053

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Resource Transition Fund
GMO U.S. Treasury Fund	$3,512,040	$40,435,605	$39,680,856	$205,519	$—	$7,860	$—	$4,274,649

Resources Fund
GMO U.S. Treasury Fund	$39,264,526	$706,050,000	$728,605,000	$1,703,220	$—	$31,440	$(9,177)	$16,731,789

Small Cap Quality Fund
GMO U.S. Treasury Fund	$611,750	$6,301,278	$5,130,000	$50,919	$—	$3,759	$(417)	$1,786,370

U.S. Equity Fund
GMO U.S. Treasury Fund	$3,058,032	$3,875,000	$4,285,000	$131,995	$—	$4,370	$1,959	$2,654,361

U.S. Opportunistic Value Fund
GMO U.S. Treasury Fund	$5,821,730	$98,760,648	$99,705,000	$246,659	$—	$9,094	$—	$4,886,472

U.S. Small Cap Value Fund
GMO U.S. Treasury Fund	$344,916	$2,370,000	$2,217,000	$15,050	$—	$912	$—	$498,828

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2023 through November 30, 2023. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2024.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $418,550 in Climate Change Fund during the period.

Subsequent events

Subsequent to November 30, 2023, GMO Resource Transition Fund received redemption requests in the amount of $60,000,000.

Subsequent to November 30, 2023, GMO U.S. Equity Fund received redemption requests in the amount of $148,960,796.

***

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Par Value† / Shares		Description	Value ($)

		DEBT OBLIGATIONS — 12.3%

		U.S. Government — 12.3%

	5,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.20%, 5.55%, due 01/31/25 (a)	5,006,272

		TOTAL DEBT OBLIGATIONS (COST $5,001,341)	5,006,272

		SHORT-TERM INVESTMENTS — 91.4%

		Sovereign and Sovereign Agency Issuers — 4.5%

JPY	270,000,000	Japan Treasury Discount Bills, Zero Coupon, due 12/04/23	1,821,136

		Repurchase Agreements — 83.6%

	33,999,416	Nomura Securities International, Inc. Repurchase Agreement, dated, 11/30/23 maturing on 12/01/23 with a maturity value of $34,004,421 and an effective yield of 5.30%, collateralized by a U.S. Treasury Note with maturity date 09/30/28 and a market value of $34,332,780.	33,999,416

		Money Market Funds — 3.3%

	1,342,515	State Street Institutional Treasury Money Market Fund – Premier Class, 5.31% (b)	1,342,515

		TOTAL SHORT-TERM INVESTMENTS (COST $37,188,945)	37,163,067

		TOTAL INVESTMENTS — 103.7% (Cost $42,190,286)	42,169,339

		Other Assets and Liabilities (net) — (3.7)%	(1,521,914)

		TOTAL NET ASSETS — 100.0%	$40,647,425

A summary of outstanding financial instruments at November 30, 2023 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
12/04/2023	CITI	JPY	270,000,000	USD	1,885,799	64,674

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
112	U.S. Long Bond (CBT)	March 2024	13,041,000	63,389
120	U.S. Treasury Note 10 Yr. (CBT)	March 2024	13,175,625	71,612
86	U.S. Treasury Note 2 Yr. (CBT)	March 2024	17,583,641	55,431
277	U.S. Treasury Note 5 Yr. (CBT)	March 2024	29,597,883	156,027
271	U.S. Treasury Ultra 10 Yr. (CBT)	March 2024	30,762,734	198,449
74	U.S. Ultra Bond (CBT)	March 2024	9,102,000	49,777

			$113,262,883	$594,685

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of November 30, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2023.

The rates shown on variable rate notes are the current interest rates at November 30, 2023, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

CITI - Citibank N.A.

Currency Abbreviations:

JPY - Japanese Yen

USD - United States Dollar

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Par Value†		Description	Value ($)

		DEBT OBLIGATIONS — 93.8%

		Albania — 1.7%

		Sovereign and Sovereign Agency Issuers — 1.7%

	40,349,849	Albania Government International Bonds, Zero Coupon, due 08/31/25 (a) (b)	36,278,628

EUR	9,200,000	Albania Government International Bonds, Reg S, 3.50%, due 11/23/31	8,487,039

		Total Albania	44,765,667

		Angola — 0.6%

		Sovereign and Sovereign Agency Issuers — 0.6%

	18,900,000	Angola Government International Bonds, Reg S, 9.38%, due 05/08/48	14,505,750

	500,000	Angola Government International Bonds, Reg S, 9.13%, due 11/26/49	377,500

		Total Angola	14,883,250

		Argentina — 3.3%

		Sovereign and Sovereign Agency Issuers — 3.3%

	21,690,713	Argentina Republic Government International Bonds, 1.00%, due 07/09/29	7,826,044

	26,333,493	Argentina Republic Government International Bonds, 0.75%, due 07/09/30	9,743,392

JPY	330,767,207	Argentina Republic Government International Bonds, Variable Rate, 4.33%, due 12/31/33 (c)	501,974

	42,247,942	Argentina Republic Government International Bonds, 3.63%, due 07/09/35	13,674,391

EUR	25,230,000	Argentina Republic Government International Bonds, 3.75%, due 01/09/38	7,843,945

	42,198,994	Argentina Republic Government International Bonds, 4.25%, due 01/09/38	15,121,395

JPY	271,173,000	Argentina Republic Government International Bonds, 0.67%, due 12/31/38 (c)	301,791

EUR	6,660,000	Argentina Republic Government International Bonds, 3.00%, due 07/09/41	1,899,346

	46,201,240	Argentina Republic Government International Bonds, 3.50%, due 07/09/41	15,061,604

	42,447,000	Argentina Republic Government International Bonds, 3.63%, due 07/09/46	13,779,570

		Total Argentina	85,753,452

		Azerbaijan — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

	6,600,000	Republic of Azerbaijan International Bonds, Reg S, 5.13%, due 09/01/29	6,276,996

		Bahamas — 1.0%

		Sovereign and Sovereign Agency Issuers — 1.0%

	8,840,000	Bahamas Government International Bonds, Reg S, 6.00%, due 11/21/28	7,446,727

	4,400,000	Bahamas Government International Bonds, Reg S, 9.00%, due 06/16/29	4,039,420

Par Value†		Description	Value ($)
		Bahamas — continued
		Sovereign and Sovereign Agency Issuers — continued

	15,240,000	Bahamas Government International Bonds, Reg S, 8.95%, due 10/15/32	13,524,281

		Total Bahamas	25,010,428

		Bahrain — 2.6%

		Sovereign and Sovereign Agency Issuers — 2.6%

	3,700,000	Bahrain Government International Bonds, Reg S, 6.00%, due 09/19/44	2,909,125

	68,190,000	Bahrain Government International Bonds, Reg S, 7.50%, due 09/20/47	62,052,900

	500,000	Bahrain Government International Bonds, Reg S, 6.25%, due 01/25/51	394,375

		Total Bahrain	65,356,400

		Barbados — 0.6%

		Sovereign and Sovereign Agency Issuers — 0.6%

	16,520,000	Barbados Government International Bonds, Reg S, 6.50%, due 10/01/29	15,482,544

		Belarus — 0.4%

		Sovereign and Sovereign Agency Issuers — 0.4%

	8,304,000	Development Bank of the Republic of Belarus JSC, Reg S, 6.75%, due 05/02/24 (c) (d)	2,906,400

	20,300,000	Republic of Belarus International Bonds, Reg S, 6.20%, due 02/28/30 (c) (d)	6,496,000

		Total Belarus	9,402,400

		Benin — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

EUR	3,650,000	Benin Government International Bonds, Reg S, 6.88%, due 01/19/52	2,886,484

		Bolivia — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

	6,900,000	Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28	3,149,781

		Brazil — 1.6%

		Corporate Debt — 0.8%

	22,897,672	MV24 Capital BV, Reg S, 6.75%, due 06/01/34	20,576,306

		Sovereign and Sovereign Agency Issuers — 0.8%

	11,600,000	Brazil Government International Bonds, 4.75%, due 01/14/50	8,386,220

BRL	59,021,282	Rio Smart Lighting SARL, Reg S, 12.25%, due 09/20/32 (e)	11,931,243

			20,317,463

		Total Brazil	40,893,769

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Par Value†		Description	Value ($)
		Bulgaria — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

EUR	2,800,000	Bulgarian Energy Holding EAD, Reg S, 2.45%, due 07/22/28	2,548,724

		Cameroon — 0.3%

		Sovereign and Sovereign Agency Issuers — 0.3%

EUR	10,100,000	Republic of Cameroon International Bonds, Reg S, 5.95%, due 07/07/32	7,585,760

		Chile — 2.2%

		Corporate Debt — 1.1%

	16,611,000	Enel Generacion Chile SA, 8.13%, due 02/01/97 (a)	15,187,437

	23,601,659	Inversiones Latin America Power Ltda, Reg S, 5.13%, due 06/15/33	12,313,930

			27,501,367

		Sovereign and Sovereign Agency Issuers — 1.1%

	4,400,000	Chile Electricity Lux MPC SARL, 144A, 6.01%, due 01/20/33	4,404,884

	4,600,000	Chile Government International Bonds, 3.10%, due 05/07/41	3,290,472

	3,400,000	Empresa Nacional del Petroleo, Reg S, 5.25%, due 11/06/29	3,202,766

	3,900,000	Empresa Nacional del Petroleo, Reg S, 3.45%, due 09/16/31	3,163,914

	20,650,000	Empresa Nacional del Petroleo, Reg S, 4.50%, due 09/14/47	14,488,660

			28,550,696

		Total Chile	56,052,063

		China — 0.3%

		Corporate Debt — 0.3%

	11,200,000	China Evergrande Group, Reg S, 11.50%, due 01/22/23 (d)	140,000

	14,300,000	China Evergrande Group, Reg S, 12.00%, due 01/22/24 (d)	178,750

	7,500,000	China Evergrande Group, Reg S, 10.50%, due 04/11/24 (d)	93,750

	7,300,000	Huarong Finance 2017 Co. Ltd., Reg S, 4.75%, due 04/27/27	6,725,125

	6,100,000	Scenery Journey Ltd., Reg S, 11.50%, due 10/24/22 (d)	91,500

	2,100,000	Scenery Journey Ltd., Reg S, 13.00%, due 11/06/22 (d)	31,500

	3,600,000	Scenery Journey Ltd., Reg S, 12.00%, due 10/24/23 (d)	54,000

	4,100,000	Scenery Journey Ltd., Reg S, 13.75%, due 11/06/23 (d)	61,500

		Total China	7,376,125

		Colombia — 4.1%

		Corporate Debt — 0.2%

COP	27,380,244,819	PA Autopista Rio Magdalena, Reg S, 6.05%, due 06/15/36	5,454,436

Par Value†		Description	Value ($)
		Colombia — continued
		Sovereign and Sovereign Agency Issuers — 3.9%

	3,140,000	AI Candelaria Spain SA, Reg S, 5.75%, due 06/15/33	2,294,147

	1,092,000	Colombia Government International Bonds, 8.38%, due 02/15/27 (a)	1,113,696

	3,100,000	Colombia Government International Bonds, 11.85%, due 03/09/28 (a)	3,552,535

	82,200,000	Colombia Government International Bonds, 5.63%, due 02/26/44	62,994,792

	12,900,000	Colombia Government International Bonds, 5.20%, due 05/15/49	9,125,460

	19,100,000	Ecopetrol SA, 5.88%, due 11/02/51	12,892,500

COP	41,560,000,000	Empresas Publicas de Medellin ESP, Reg S, 8.38%, due 11/08/27	8,385,374

			100,358,504

		Total Colombia	105,812,940

		Congo Republic (Brazzaville) — 1.2%

		Sovereign and Sovereign Agency Issuers — 1.2%

	38,164,654	Congolese International Bonds, Reg S, Step Up, 6.00%, due 06/30/29 (c)	31,016,033

		Costa Rica — 1.4%

		Sovereign and Sovereign Agency Issuers — 1.4%

	9,500,000	Costa Rica Government International Bonds, 144A, 6.55%, due 04/03/34	9,549,162

	10,231,000	Costa Rica Government International Bonds, Reg S, 7.16%, due 03/12/45 (f)	10,360,166

	9,600,000	Costa Rica Government International Bonds, 144A, 7.30%, due 11/13/54	9,795,264

	8,298,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43	6,826,848

		Total Costa Rica	36,531,440

		Czech Republic — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

	4,458,000	CEZ AS, Reg S, 5.63%, due 04/03/42	3,877,453

		Dominican Republic — 2.7%

		Sovereign and Sovereign Agency Issuers — 2.7%

	7,600,000	Dominican Republic International Bonds, Reg S, 6.50%, due 02/15/48 (f)	6,737,552

	9,510,000	Dominican Republic International Bonds, Reg S, 6.40%, due 06/05/49	8,331,711

	66,029,000	Dominican Republic International Bonds, Reg S, 5.88%, due 01/30/60	52,897,152

		Total Dominican Republic	67,966,415

		Ecuador — 2.4%

		Sovereign and Sovereign Agency Issuers — 2.4%

	1,300,000	Ecuador Government International Bonds, 5.00%, due 02/28/25 (c)	1,196,000

	6,146,892	Ecuador Government International Bonds, Reg S, Zero Coupon, due 07/31/30	1,693,469

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Par Value†	Description	Value ($)
	Ecuador — continued

	Sovereign and Sovereign Agency Issuers — continued

36,676,250	Ecuador Government International Bonds, Reg S, Step Up, 6.00%, due 07/31/30	16,862,639

80,987,125	Ecuador Government International Bonds, Reg S, Step Up, 3.50%, due 07/31/35	28,353,593

27,303,750	Ecuador Government International Bonds, Reg S, Step Up, 2.50%, due 07/31/40 (f)	8,426,756

5,766,763	Ecuador Social Bonds SARL, Reg S, Zero Coupon, due 01/30/35	4,313,539

	Total Ecuador	60,845,996

	Egypt — 2.2%

	Sovereign and Sovereign Agency Issuers — 2.2%

24,000,000	Egypt Government International Bonds, Reg S, 8.70%, due 03/01/49	13,680,000

46,800,000	Egypt Government International Bonds, Reg S, 8.88%, due 05/29/50	26,968,500

27,264,000	Egypt Government International Bonds, Reg S, 8.15%, due 11/20/59	15,199,680

	Total Egypt	55,848,180

	El Salvador — 0.7%

	Sovereign and Sovereign Agency Issuers — 0.7%

2,375,000	El Salvador Government International Bonds, Reg S, 7.65%, due 06/15/35 (f)	1,753,985

24,500,000	El Salvador Government International Bonds, Reg S, 7.12%, due 01/20/50 (f)	16,342,725

	Total El Salvador	18,096,710

	Ethiopia — 0.1%

	Sovereign and Sovereign Agency Issuers — 0.1%

2,990,000	Ethiopia International Bonds, Reg S, 6.63%, due 12/11/24	1,823,900

	Gabon — 0.8%

	Sovereign and Sovereign Agency Issuers — 0.8%

8,100,000	Gabon Blue Bond Master Trust, 144A, 6.10%, due 08/01/38	7,813,757

4,100,000	Gabon Government International Bonds, Reg S, 6.63%, due 02/06/31	3,208,250

10,600,000	Gabon Government International Bonds, Reg S, 7.00%, due 11/24/31	8,294,500

	Total Gabon	19,316,507

	Ghana — 1.6%

	Sovereign and Sovereign Agency Issuers — 1.6%

9,000,000	Ghana Government International Bonds, Reg S, 8.88%, due 05/07/42 (d)	3,802,500

12,900,000	Ghana Government International Bonds, Reg S, 8.63%, due 06/16/49 (d)	5,434,125

28,500,000	Ghana Government International Bonds, Reg S, 8.95%, due 03/26/51 (d)	12,112,500

Par Value†	Description	Value ($)
	Ghana — continued

	Sovereign and Sovereign Agency Issuers — continued

36,600,000	Ghana Government International Bonds, Reg S, 8.75%, due 03/11/61 (d)	15,555,000

7,121,144	Saderea DAC, Reg S, 12.50%, due 11/30/26 (d)	2,993,800

	Total Ghana	39,897,925

	Grenada — 0.2%

	Sovereign and Sovereign Agency Issuers — 0.2%

6,071,813	Grenada Government International Bonds, Reg S, 7.00%, due 05/12/30	5,209,615

	Guatemala — 0.8%

	Sovereign and Sovereign Agency Issuers — 0.8%

3,915,000	Guatemala Government Bonds, Reg S, 8.13%, due 10/06/34	4,107,579

5,100,000	Guatemala Government Bonds, Reg S, 4.65%, due 10/07/41	3,789,351

14,600,000	Guatemala Government Bonds, Reg S, 6.13%, due 06/01/50	12,484,460

	Total Guatemala	20,381,390

	Honduras — 0.1%

	Sovereign and Sovereign Agency Issuers — 0.1%

2,750,000	Honduras Government International Bonds, Reg S, 5.63%, due 06/24/30	2,334,035

	Hungary — 2.0%

	Sovereign and Sovereign Agency Issuers — 2.0%

9,400,000	Hungary Government International Bonds, Reg S, 6.25%, due 09/22/32	9,588,000

21,900,000	Hungary Government International Bonds, 144A, 5.50%, due 06/16/34	20,969,250

15,100,000	Hungary Government International Bonds, Reg S, 3.13%, due 09/21/51	9,192,125

8,500,000	Hungary Government International Bonds, Reg S, 6.75%, due 09/25/52	8,636,000

3,900,000	MVM Energetika Zrt, Reg S, 7.50%, due 06/09/28	3,973,125

	Total Hungary	52,358,500

	India — 1.3%

	Corporate Debt — 1.3%

9,726,375	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash, Reg S, 4.63%, due 10/15/39	7,092,570

22,100,000	Delhi International Airport Ltd., Reg S, 6.45%, due 06/04/29	20,910,136

1,840,000	GMR Hyderabad International Airport Ltd., Reg S, 4.25%, due 10/27/27	1,651,271

3,331,000	India Airport Infra, Reg S, 6.25%, due 10/25/25	3,250,823

	Total India	32,904,800

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Par Value†		Description	Value ($)

		Indonesia — 3.0%

		Sovereign and Sovereign Agency Issuers — 3.0%

	3,950,000	Freeport Indonesia PT, Reg S, 6.20%, due 04/14/52	3,599,240

	5,500,000	Hutama Karya Persero PT, Reg S, 3.75%, due 05/11/30	4,988,720

	15,600,000	Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, Reg S, 5.80%, due 05/15/50	13,535,652

	3,100,000	Indonesia Government International Bonds, 4.85%, due 01/11/33	3,036,977

	3,691,000	Indonesia Government International Bonds, 5.45%, due 09/20/52	3,603,560

	2,333,340	LLPL Capital Pte. Ltd., Reg S, 6.88%, due 02/04/39	2,181,066

	28,900,000	Minejesa Capital BV, Reg S, 5.63%, due 08/10/37	23,549,743

	500,000	Pertamina Persero PT, Reg S, 4.15%, due 02/25/60	355,035

	5,400,000	Perusahaan Penerbit SBSN Indonesia III, Reg S, 4.70%, due 06/06/32	5,228,172

	11,800,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Reg S, 6.25%, due 01/25/49	11,226,638

	4,595,000	Saka Energi Indonesia PT, Reg S, 4.45%, due 05/05/24	4,534,530

		Total Indonesia	75,839,333

		Israel — 0.6%

		Sovereign and Sovereign Agency Issuers — 0.6%

	15,783,000	Israel Electric Corp. Ltd., Reg S, 8.10%, due 12/15/96	16,631,336

		Ivory Coast — 0.9%

		Sovereign and Sovereign Agency Issuers — 0.9%

EUR	1,500,000	Ivory Coast Government International Bonds, Reg S, 6.88%, due 10/17/40	1,285,791

EUR	27,000,000	Ivory Coast Government International Bonds, Reg S, 6.63%, due 03/22/48	21,821,715

		Total Ivory Coast	23,107,506

		Jamaica — 0.6%

		Corporate Debt — 0.3%

	7,213,586	TransJamaican Highway Ltd., Reg S, 5.75%, due 10/10/36	5,962,480

		Sovereign and Sovereign Agency Issuers — 0.3%

	2,975,000	Jamaica Government International Bonds, 7.88%, due 07/28/45	3,499,730

	4,650,000	National Road Operating & Constructing Co. Ltd., Reg S, 9.38%, due 11/10/24 (c)	4,719,750

			8,219,480

		Total Jamaica	14,181,960

Par Value†		Description	Value ($)

		Jordan — 1.4%

		Sovereign and Sovereign Agency Issuers — 1.4%

	41,095,000	Jordan Government International Bonds, Reg S, 7.38%, due 10/10/47	35,547,175

		Kazakhstan — 0.8%

		Sovereign and Sovereign Agency Issuers — 0.8%

	1,600,000	KazMunayGas National Co. JSC, Reg S, 5.75%, due 04/19/47	1,271,536

	22,300,000	KazMunayGas National Co. JSC, Reg S, 6.38%, due 10/24/48	18,964,589

		Total Kazakhstan	20,236,125

		Kenya — 0.9%

		Sovereign and Sovereign Agency Issuers — 0.9%

	31,594,000	Kenya Government International Bonds, Reg S, 8.25%, due 02/28/48	23,853,470

		Lebanon — 0.3%

		Sovereign and Sovereign Agency Issuers — 0.3%

	6,800,000	Lebanon Government International Bonds, Reg S, 6.85%, due 03/23/27 (d)	376,924

	5,547,000	Lebanon Government International Bonds, Reg S, 7.00%, due 03/20/28 (d)	305,085

	60,605,000	Lebanon Government International Bonds, Reg S, 7.15%, due 11/20/31 (d)	3,333,275

	21,000,000	Lebanon Government International Bonds, 8.20%, due 05/17/33 (d)	1,155,000

	56,914,000	Lebanon Government International Bonds, 8.25%, due 05/17/34 (d)	3,130,270

		Total Lebanon	8,300,554

		Malaysia — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

	4,900,000	Dua Capital Ltd., Reg S, 2.78%, due 05/11/31	4,117,666

		Mexico — 6.3%

		Sovereign and Sovereign Agency Issuers — 6.3%

	5,720,000	Comision Federal de Electricidad, Reg S, 5.00%, due 07/30/49	4,433,000

GBP	64,506,000	Mexico Government International Bonds, 5.63%, due 03/19/2114	59,040,778

	142,700,000	Petroleos Mexicanos, 7.69%, due 01/23/50	94,538,750

	5,200,000	Petroleos Mexicanos, Reg S, 6.63%, due 12/28/2170	2,817,360

		Total Mexico	160,829,888

		Mongolia — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

	3,000,000	Mongolia Government International Bonds, Reg S, 4.45%, due 07/07/31	2,413,020

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Par Value†		Description	Value ($)

		Montenegro — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

EUR	5,200,000	Montenegro Government International Bonds, Reg S, 2.88%, due 12/16/27	4,896,075

		Morocco — 0.8%

		Sovereign and Sovereign Agency Issuers — 0.8%

	11,100,000	Morocco Government International Bonds, 144A, 6.50%, due 09/08/33	11,224,875

	9,200,000	OCP SA, Reg S, 6.88%, due 04/25/44	8,326,000

	1,600,000	OCP SA, Reg S, 5.13%, due 06/23/51	1,144,000

		Total Morocco	20,694,875

		Mozambique — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

	7,576,000	Mozambique International Bonds, Reg S, Step Up, 9.00%, due 09/15/31	6,041,860

		Nigeria — 1.2%

		Sovereign and Sovereign Agency Issuers — 1.2%

	39,550,000	Nigeria Government International Bonds, Reg S, 8.25%, due 09/28/51	29,810,813

		Oman — 2.5%

		Sovereign and Sovereign Agency Issuers — 2.5%

	9,400,000	Lamar Funding Ltd., Reg S, 3.96%, due 05/07/25	9,054,550

	56,300,000	Oman Government International Bonds, Reg S, 6.75%, due 01/17/48	54,734,860

	1,200,000	Oryx Funding Ltd., Reg S, 5.80%, due 02/03/31	1,163,388

		Total Oman	64,952,798

		Pakistan — 0.5%

		Sovereign and Sovereign Agency Issuers — 0.5%

	14,700,000	Pakistan Government International Bonds, Reg S, 7.88%, due 03/31/36	9,187,500

	4,826,000	Pakistan Water & Power Development Authority, Reg S, 7.50%, due 06/04/31	2,430,084

		Total Pakistan	11,617,584

		Panama — 2.5%

		Sovereign and Sovereign Agency Issuers — 2.5%

	5,205,103	AES Panama Generation Holdings SRL, Reg S, 4.38%, due 05/31/30	4,288,224

	22,800,000	Panama Bonos del Tesoro, Reg S, 6.38%, due 07/25/33	20,502,672

	9,837,000	Panama Government International Bonds, 8.13%, due 04/28/34	9,773,059

	8,400,000	Panama Government International Bonds, 6.40%, due 02/14/35	7,855,680

	2,600,000	Panama Government International Bonds, 6.85%, due 03/28/54	2,299,752

	24,400,000	Panama Government International Bonds, 4.50%, due 04/01/56	15,413,724

Par Value†		Description	Value ($)

		Panama — continued

		Sovereign and Sovereign Agency Issuers — continued

	6,500,000	Panama Government International Bonds, 4.50%, due 01/19/63	4,007,250

		Total Panama	64,140,361

		Papua New Guinea — 0.0%

		Sovereign and Sovereign Agency Issuers — 0.0%

	1,100,000	Papua New Guinea Government International Bonds, Reg S, 8.38%, due 10/04/28	1,020,569

		Peru — 1.7%

		Sovereign and Sovereign Agency Issuers — 1.7%

	20,400,000	Peru Government International Bonds, 3.60%, due 01/15/72 (f)	13,152,900

	52,095,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	30,694,895

		Total Peru	43,847,795

		Philippines — 2.0%

		Sovereign and Sovereign Agency Issuers — 2.0%

	3,800,000	Bangko Sentral ng Pilipinas International Bonds, 8.60%, due 06/15/97 (c)	5,063,500

	8,700,000	Philippines Government International Bonds, 5.95%, due 10/13/47	9,045,390

	32,512,000	Power Sector Assets & Liabilities Management Corp., 9.63%, due 05/15/28	36,871,209

		Total Philippines	50,980,099

		Poland — 1.2%

		Sovereign and Sovereign Agency Issuers — 1.2%

	4,600,000	Bank Gospodarstwa Krajowego, 144A, 5.38%, due 05/22/33	4,480,975

	10,500,000	Republic of Poland Government International Bonds, 5.75%, due 11/16/32	10,882,200

	11,200,000	Republic of Poland Government International Bonds, 4.88%, due 10/04/33	10,838,800

	5,700,000	Republic of Poland Government International Bonds, 5.50%, due 04/04/53	5,472,627

		Total Poland	31,674,602

		Republic of North Macedonia — 0.4%

		Sovereign and Sovereign Agency Issuers — 0.4%

EUR	11,800,000	North Macedonia Government International Bonds, Reg S, 1.63%, due 03/10/28	10,782,795

		Romania — 2.8%

		Sovereign and Sovereign Agency Issuers — 2.8%

EUR	33,900,000	Romania Government International Bonds, 144A, 6.38%, due 09/18/33	37,038,543

	10,000,000	Romania Government International Bonds, Reg S, 6.00%, due 05/25/34	9,600,000

EUR	5,000,000	Romania Government International Bonds, Reg S, 2.88%, due 04/13/42	3,333,397

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Par Value†		Description	Value ($)

		Romania — continued

		Sovereign and Sovereign Agency Issuers — continued

EUR	4,600,000	Romania Government International Bonds, Reg S, 4.63%, due 04/03/49	3,805,398

EUR	14,900,000	Romania Government International Bonds, Reg S, 3.38%, due 01/28/50	9,994,748

	7,300,000	Romania Government International Bonds, Reg S, 7.63%, due 01/17/53	7,648,575

		Total Romania	71,420,661

		Russia — 0.6%

		Sovereign and Sovereign Agency Issuers — 0.6%

	6,870,000	GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27 (a) (d) (g)	3,435

	5,200,000	GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28 (a) (d) (g)	2,600

	6,800,000	GTLK Europe Capital DAC, Reg S, 4.35%, due 02/27/29 (a) (d) (g)	3,400

	6,400,000	Russia Foreign Bonds - Eurobond, Reg S, 5.10%, due 03/28/35 (c) (d)	2,432,000

	34,000,000	Russia Foreign Bonds - Eurobond, 144A, 5.10%, due 03/28/35 (c) (d)	12,920,000

		Total Russia	15,361,435

		Rwanda — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

	4,500,000	Rwanda International Government Bonds, Reg S, 5.50%, due 08/09/31	3,487,500

		Saudi Arabia — 3.1%

		Corporate Debt — 1.3%

	27,287,368	ACWA Power Management & Investments One Ltd., Reg S, 5.95%, due 12/15/39	26,033,855

	7,800,000	EIG Pearl Holdings SARL, 144A, 4.39%, due 11/30/46	5,723,250

			31,757,105

		Sovereign and Sovereign Agency Issuers — 1.8%

	12,000,000	Saudi Government International Bonds, Reg S, 4.63%, due 10/04/47	9,870,000

	12,300,000	Saudi Government International Bonds, Reg S, 5.00%, due 01/18/53	10,501,125

	42,200,000	Saudi Government International Bonds, Reg S, 3.45%, due 02/02/61	26,586,000

			46,957,125

		Total Saudi Arabia	78,714,230

		Senegal — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

	7,900,000	Senegal Government International Bonds, Reg S, 6.75%, due 03/13/48	5,549,750

Par Value†		Description	Value ($)

		Serbia — 0.7%

		Sovereign and Sovereign Agency Issuers — 0.7%

	8,900,000	Serbia International Bonds, Reg S, 6.50%, due 09/26/33	8,777,625

EUR	12,500,000	Serbia International Bonds, Reg S, 2.05%, due 09/23/36	8,622,965

		Total Serbia	17,400,590

		South Africa — 4.9%

		Sovereign and Sovereign Agency Issuers — 4.9%

	19,700,000	Eskom Holdings SOC Ltd., Reg S, 8.45%, due 08/10/28	19,416,813

ZAR	165,550,000	Eskom Holdings SOC Ltd., Zero Coupon, due 12/31/32	1,653,370

ZAR	1,425,200,000	Republic of South Africa Government International Bonds, 6.50%, due 02/28/41	45,411,837

	53,600,000	Republic of South Africa Government International Bonds, 5.75%, due 09/30/49	38,860,000

	10,200,000	Republic of South Africa Government International Bonds, 7.30%, due 04/20/52	8,797,500

	9,100,000	Transnet SOC Ltd., Reg S, 8.25%, due 02/06/28	8,844,063

ZAR	22,200,000	Transnet SOC Ltd., Reg S, 13.50%, due 04/18/28	1,236,723

		Total South Africa	124,220,306

		Sri Lanka — 1.5%

		Sovereign and Sovereign Agency Issuers — 1.5%

	5,380,000	Sri Lanka Government International Bonds, Reg S, 6.83%, due 07/18/26 (d)	2,750,202

	9,444,000	Sri Lanka Government International Bonds, Reg S, 6.20%, due 05/11/27 (d)	4,733,616

	24,900,000	Sri Lanka Government International Bonds, Reg S, 6.75%, due 04/18/28 (d)	12,480,627

	8,500,000	Sri Lanka Government International Bonds, Reg S, 7.85%, due 03/14/29 (d)	4,246,260

	26,200,000	Sri Lanka Government International Bonds, Reg S, 7.55%, due 03/28/30 (d)	13,097,118

		Total Sri Lanka	37,307,823

		Suriname — 1.0%

		Sovereign and Sovereign Agency Issuers — 1.0%

	13,600,000	Suriname Government International Bonds, Reg S, 12.88%, due 12/30/23 (d)	12,440,600

	14,259,000	Suriname Government International Bonds, Reg S, 9.25%, due 10/26/26 (d)	12,970,557

		Total Suriname	25,411,157

		Tajikistan — 0.3%

		Sovereign and Sovereign Agency Issuers — 0.3%

	9,274,000	Republic of Tajikistan International Bonds, Reg S, 7.13%, due 09/14/27	7,676,461

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Par Value†		Description	Value ($)

		Trinidad And Tobago — 1.2%

		Sovereign and Sovereign Agency Issuers — 1.2%

	20,300,000	Heritage Petroleum Co. Ltd., Reg S, 9.00%, due 08/12/29	21,056,175

	10,200,000	Telecommunications Services of Trinidad & Tobago Ltd., Reg S, 8.88%, due 10/18/29	8,711,310

		Total Trinidad And Tobago	29,767,485

		Tunisia — 1.1%

		Sovereign and Sovereign Agency Issuers — 1.1%

JPY	5,960,000,000	Tunisian Republic, 4.30%, due 08/02/30 (c)	18,893,835

JPY	2,030,000,000	Tunisian Republic, 4.20%, due 03/17/31 (c)	6,298,395

JPY	730,000,000	Tunisian Republic, 3.50%, due 02/03/33	2,067,989

		Total Tunisia	27,260,219

		Turkey — 2.9%

		Sovereign and Sovereign Agency Issuers — 2.9%

	11,644,000	Istanbul Metropolitan Municipality, Reg S, 6.38%, due 12/09/25	11,008,471

	17,202,000	Turkiye Government International Bonds, 6.00%, due 01/14/41	13,202,535

	70,313,000	Turkiye Government International Bonds, 5.75%, due 05/11/47	49,658,556

		Total Turkey	73,869,562

		Ukraine — 1.0%

		Sovereign and Sovereign Agency Issuers — 1.0%

	5,500,000	NPC Ukrenergo, Reg S, 6.88%, due 11/09/28 (c) (d)	1,459,700

	13,900,000	State Agency of Roads of Ukraine, Reg S, 6.25%, due 06/24/30 (c) (d)	3,614,000

	7,319,000	Ukraine Government International Bonds, Reg S, 7.75%, due 09/01/28 (c) (d)	2,027,729

	4,369,000	Ukraine Government International Bonds, Reg S, 7.75%, due 09/01/29 (c) (d)	1,207,810

	17,800,000	Ukraine Government International Bonds, Reg S, 9.75%, due 11/01/30 (c) (d)	5,090,800

	28,000,000	Ukraine Government International Bonds, Reg S, 7.38%, due 09/25/34 (c) (d)	6,657,000

	22,300,000	Ukraine Government International Bonds, Reg S, 7.25%, due 03/15/35 (c) (d)	5,312,975

	200,000	Ukraine Railways Via Rail Capital Markets PLC, Reg S, 7.88%, due 07/15/28 (c) (d)	96,500

		Total Ukraine	25,466,514

		United Arab Emirates — 1.1%

		Sovereign and Sovereign Agency Issuers — 1.1%

	1,800,000	Abu Dhabi Crude Oil Pipeline LLC, Reg S, 4.60%, due 11/02/47	1,568,250

	6,200,000	Abu Dhabi Government International Bonds, Reg S, 3.13%, due 09/30/49	4,172,600

	200,000	DAE Funding LLC, Reg S, 3.38%, due 03/20/28	180,250

	14,600,000	Finance Department Government of Sharjah, Reg S, 4.00%, due 07/28/50	9,052,000

Par Value†		Description	Value ($)
		United Arab Emirates — continued

		Sovereign and Sovereign Agency Issuers — continued

	21,100,000	Finance Department Government of Sharjah, Reg S, 4.38%, due 03/10/51	13,899,625

		Total United Arab Emirates	28,872,725

		United States — 0.6%

		Asset-Backed Securities — 0.3%

	682,368	CWHEQ Revolving Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. USD Term SOFR + 0.35%, 5.68%, due 12/15/35	654,642

	164,716	CWHEQ Revolving Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, Variable Rate, 1 mo. USD Term SOFR + 0.35%, 5.68%, due 12/15/35	163,177

	504,097	CWHEQ Revolving Home Equity Loan Trust, Series 06-D, Class 2A, XLCA, Variable Rate, 1 mo. USD Term SOFR + 0.31%, 5.64%, due 05/15/36	469,835

	6,516,015	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. USD Term SOFR + 0.26%, 5.61%, due 11/25/36	2,096,619

	6,569,425	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.33%, 5.68%, due 11/25/36	2,113,766

	3,374,576	WaMu Asset-Backed Certificates, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. USD Term SOFR + 0.47%, 5.82%, due 04/25/37	1,170,347

			6,668,386

		U.S. Government — 0.3%

	9,100,000	U.S. Treasury Notes, 3.88%, due 11/30/27 (h)	8,934,352

		Total United States	15,602,738

		Uruguay — 0.6%

		Sovereign and Sovereign Agency Issuers — 0.6%

UYU	466,200,000	Uruguay Government International Bonds, 9.75%, due 07/20/33	12,073,494

	2,418,000	Uruguay Government International Bonds, 5.10%, due 06/18/50	2,274,806

		Total Uruguay	14,348,300

		Uzbekistan — 0.4%

		Sovereign and Sovereign Agency Issuers — 0.4%

	5,700,000	Republic of Uzbekistan International Bonds, Reg S, 3.70%, due 11/25/30	4,548,600

	1,037,000	Uzbek Industrial & Construction Bank ATB, Reg S, 5.75%, due 12/02/24	993,576

	7,400,000	Uzbekneftegaz JSC, Reg S, 4.75%, due 11/16/28	5,994,000

		Total Uzbekistan	11,536,176

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Par Value†	Description	Value ($)

	Venezuela — 3.5%

	Sovereign and Sovereign Agency Issuers — 3.5%

111,465,000	CA La Electricidad de Caracas, Reg S, 8.50%, due 04/10/18 (c) (d)	8,917,200

176,000,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24 (d)	21,120,000

54,667,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26 (d)	6,560,040

7,300,000	Petroleos de Venezuela SA, Reg S, 9.75%, due 05/17/35 (d)	945,350

19,028,000	Venezuela Government International Bonds, Reg S, 7.75%, due 10/13/19 (d)	2,454,612

36,600,000	Venezuela Government International Bonds, Reg S, 6.00%, due 12/09/20 (d)	4,776,300

23,750,000	Venezuela Government International Bonds, Reg S, 12.75%, due 08/23/22 (d)	3,859,375

172,793,000	Venezuela Government International Bonds, Reg S, 9.00%, due 05/07/23 (d)	26,523,726

68,700,000	Venezuela Government International Bonds, Reg S, 11.95%, due 08/05/31 (d)	13,224,750

7,000,000	Venezuela Government International Bonds, 9.38%, due 01/13/34 (d)	1,230,600

	Total Venezuela	89,611,953

	Vietnam — 0.5%

	Sovereign and Sovereign Agency Issuers — 0.5%

6,458,000	Viet Nam Debt & Asset Trading Corp., Reg S, 1.00%, due 10/10/25	5,563,309

8,018,000	Vietnam Government International Bonds, Variable Rate, 6 mo. LIBOR + 0.81%, 6.71%, due 03/13/28 (c)	7,316,425

	Total Vietnam	12,879,734

	Zambia — 0.6%

	Sovereign and Sovereign Agency Issuers — 0.6%

2,900,000	Zambia Government International Bonds, Reg S, 5.38%, due 09/20/22 (d)	1,566,841

24,572,000	Zambia Government International Bonds, Reg S, 8.97%, due 07/30/27 (d)	14,866,060

	Total Zambia	16,432,901

	TOTAL DEBT OBLIGATIONS (COST $3,327,134,245)	2,399,362,161

	LOAN ASSIGNMENTS — 0.9%

	Chad — 0.3%

853,798	Glencore UK (Chad) Loan Agreement, Tranche A, Variable Rate, 3 mo. LIBOR + 2.00%, 7.63%, due 09/30/25 (c)	690,723

11,360,224	Glencore UK (Chad) Loan Agreement, Tranche B, Variable Rate, 3 mo. LIBOR + 2.25%, 7.88%, due 12/31/27 (c)	7,554,549

	Total Chad	8,245,272

	Kenya — 0.0%

1,475,000	Kenya Government International Bonds, Variable Rate, 6 mo. LIBOR + 6.70%, 12.46%, due 04/10/25 (a)	1,374,979

Par Value†		Description	Value ($)

		Turkey — 0.6%

	14,046,429	Meridiam Eastern Europe Investment S.à.r.l. Loan Agreement, 8.85%, due 06/23/28 (a)	14,448,620

		TOTAL LOAN ASSIGNMENTS (COST $26,882,345)	24,068,871

		LOAN PARTICIPATIONS — 0.4%

		Angola — 0.4%

	97,000	Angola Government International Bonds Loan Agreement (Participation via Avenir II BV, Variable Rate, Reg S, 6 mo. LIBOR + 4.50%, 10.16%, due 12/07/23 (c)	96,757

	6,800,000	Angola Government International Bonds Loan Agreement (Participation via Avenir Issuer II Ireland DAC), Reg S, 6.93%, due 02/19/27 (c)	6,303,056

	2,566,667	Angola Government International Bonds Loan Agreement (Participation with GE Capital EFS Financing, Inc), 7.50%, due 08/30/24 (c)	2,464,000

		Total Angola	8,863,813

		Egypt — 0.0%

CHF	120	Paris Club Loan Agreement (Participation with Standard Chartered Bank), Zero Coupon, due 01/03/24 (a)	116

		Iraq — 0.0%

EUR	503,981	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 4.50%, due 12/30/27 (c)	445,999

		Russia — 0.0%

EUR	76,893,500	Russian Foreign Trade Obligations, (Participation with GML International Ltd.) (c) (d)	3

		Sudan — 0.0%

CHF	11,833,578	Republic of Sudan, Loan Agreement, Tranche A (Participation via Abu Dhabi Investment Company) (c) (d)	709,447

CHF	5,155,077	Republic of Sudan, Loan Agreement, Tranche B (Participation via Abu Dhabi Investment Company) (c) (d)	309,058

		Total Sudan	1,018,505

		TOTAL LOAN PARTICIPATIONS (COST $30,214,534)	10,328,436

		INVESTMENT FUNDS — 0.6%

		Colombia — 0.6%

	9,300,000	Bona Fide Investment Holdings II LLC (a) (i) (j)	10,941,776

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares		Description	Value ($)

		Colombia — continued

	2,783,415	Bona Fide Investments Feeder LLC (a) (i) (j)	3,745,605

		Total Colombia	14,687,381

		TOTAL INVESTMENT FUNDS (COST $12,083,415)	14,687,381

		RIGHTS/WARRANTS — 0.8%

		Argentina — 0.6%

EUR	271,989,676	Argentina Republic Government International Bonds GDP Linked, Variable Rate, Expires 12/15/35 (k)	13,769,793

JPY	1,898,045,000	Argentina Republic Government International Bonds GDP Linked, Variable Rate, Expires 12/15/35 (a) (k)	297,713

		Total Argentina	14,067,506

		Ukraine — 0.2%

	11,746,000	Ukraine Government International Bonds GDP Linked, Variable Rate, Reg S, Expires 08/01/41 (c) (d) (k)	5,067,929

		TOTAL RIGHTS/WARRANTS (COST $44,868,133)	19,135,435

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.3%

	Money Market Funds — 0.3%

6,425,285	State Street Institutional Treasury Money Market Fund – Premier Class, 5.31% (l)	6,425,285

	Repurchase Agreements — 2.0%

51,999,743	Nomura Securities International, Inc. Repurchase Agreement, dated, 11/30/23 maturing on 12/01/23 with a maturity value of $52,007,399 and an effective yield of 5.30%, collateralized by a U.S. Treasury Note with maturity date 09/30/28 and a market value of $52,510,269.	51,999,743

	TOTAL SHORT-TERM INVESTMENTS (COST $58,425,028)	58,425,028

	TOTAL INVESTMENTS — 98.8% (Cost $3,499,607,700)	2,526,007,312

	Other Assets and Liabilities (net) — 1.2%	31,924,340

	TOTAL NET ASSETS — 100.0%	$2,557,931,652

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2023

Bona Fide Investment Holdings II LLC	06/07/23	$9,300,000	0.4%	$10,941,776

Bona Fide Investments Feeder LLC	12/31/21	2,783,415	0.1%	3,745,605

GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27	04/30/20	6,714,751	0.0%	3,435

GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28	03/12/21	5,312,942	0.0%	2,600

GTLK Europe Capital DAC, Reg S, 4.35%, due 02/27/29	01/26/22	5,985,745	0.0%	3,400

				$14,696,816

A summary of outstanding financial instruments at November 30, 2023 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
02/02/2024	GS	BRL	63,000,000	USD	12,773,697	59,343
12/04/2023	MSCI	BRL	63,000,000	USD	12,395,920	(403,624)
01/29/2024	JPM	COP	112,820,000,000	USD	26,093,392	(1,672,709)
01/23/2024	MSCI	EUR	152,200,000	USD	161,656,338	(4,385,549)
01/18/2024	BLCY	GBP	48,600,000	USD	59,178,033	(2,200,842)
01/10/2024	MSCI	HKD	810,100,000	USD	103,612,629	(108,992)
01/23/2024	MSCI	JPY	3,695,100,000	USD	25,041,857	(83,582)
12/04/2023	GS	USD	12,866,859	BRL	63,000,000	(67,314)
02/29/2024	MSCI	ZAR	938,300,000	USD	49,363,686	(43,462)

						$(8,906,731)

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

Reverse Repurchase Agreements(m)

Face Value		Description	Value ($)

USD	(4,810,747)	Nomura International PLC, 4.50%, dated 06/01/23, (collateral: Costa Rica Government International Bond, Reg S, 7.16%, due 03/12/45), to be repurchased on demand at face value plus accrued interest.	(4,810,747)

USD	(10,224,020)	Barclays Bank PLC, 4.50%, dated 07/26/23, (collateral: Peru Government International Bond, 3.60%, due 01/15/72), to be repurchased on demand at face value plus accrued interest.	(10,224,020)

USD	(898,174)	Nomura International PLC, 3.25%, dated 10/19/23, (collateral: El Salvador Government International Bond, Reg S, 7.65%, due 06/15/35), to be repurchased on demand at face value plus accrued interest.	(898,174)

USD	(572,765)	Nomura International PLC, 4.75%, dated 10/19/23, (collateral: Ecuador Government International Bond, Reg S, Step Up, 2.50%, due 07/31/40), to be repurchased on demand at face value plus accrued interest.	(572,765)

USD	(1,015,840)	Nomura International PLC, 4.75%, dated 10/25/23, (collateral: Argentina Republic Government International Bond, Step Up, 3.63%, due 07/09/35), to be repurchased on demand at face value plus accrued interest.	(1,015,840)

USD	(2,916,287)	Nomura International PLC, 4.75%, dated 10/25/23, (collateral: Argentina Republic Government International Bond, Step Up, 4.25%, due 01/09/38), to be repurchased on demand at face value plus accrued interest.	(2,916,287)

USD	(583,181)	Nomura International PLC, 4.75%, dated 10/26/23, (collateral: Argentina Republic Government International Bond, Step Up, 4.25%, due 01/09/38, to be repurchased on demand at face value plus accrued interest.	(583,181)

USD	(3,082,551)	Nomura International PLC, 4.75%, dated 10/26/23, (collateral: Dominican Republic International Bond, Reg S, 6.50%, due 02/15/48), to be repurchased on demand at face value plus accrued interest.	(3,082,551)

USD	(592,807)	Nomura International PLC, 4.75%, dated 11/02/23, (collateral: Argentina Republic Government International Bond, Step Up, 3.63%, due 07/09/35), to be repurchased on demand at face value plus accrued interest.	(592,807)

USD	(4,856,554)	Nomura International PLC, 4.75%, dated 11/06/23, (collateral: Costa Rica Government International Bond, Reg S, 7.16%, due 03/12/45), to be repurchased on demand at face value plus accrued interest.	(4,856,554)

USD	(1,667,129)	Nomura International PLC, 4.00%, dated 11/07/23, (collateral: El Salvador Government International Bond, Reg S, 7.12%, due 01/20/50), to be repurchased on demand at face value plus accrued interest.	(1,667,129)

USD	(334,503)	Nomura International PLC, 4.00%, dated 11/08/23, (collateral: El Salvador Government International Bond, Reg S, 7.12%, due 01/20/50), to be repurchased on demand at face value plus accrued interest.	(334,503)

USD	(1,884,655)	Nomura International PLC, 4.75%, dated 11/08/23, (collateral: Argentina Republic Government International Bond, Step Up, 4.25%, due 01/09/38), to be repurchased on demand at face value plus accrued interest.	(1,884,655)

USD	(6,793,231)	Nomura International PLC, 4.75%, dated 11/15/23, (collateral: Argentina Republic Government International Bond, Step Up, 3.63%, due 07/09/35), to be repurchased on demand at face value plus accrued interest.	(6,793,231)

USD	(4,865,771)	Nomura International PLC, 4.75%, dated 11/21/23, (collateral: Argentina Republic Government International Bond, Step Up, 4.25%, due 01/09/38), to be repurchased on demand at face value plus accrued interest.	(4,865,771)

USD	(2,451,874)	Nomura International PLC, 4.75%, dated 11/27/23, (collateral: Bahamas Government International Bond, Reg S, 6.00%, due 11/21/28), to be repurchased on demand at face value plus accrued interest.	(2,451,874)

			$(47,550,089)

		Average balance outstanding	$(29,600,101)

		Average interest rate (net)	(3.98)%

		Maximum balance outstanding	$(47,263,141)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

Credit Linked Options

Principal / Notional Amount			Expiration Date	Description	Premiums Paid/ (Received) ($)	Value ($)

Put Sold	USD	7,946,000	01/24/2024	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB) (a)	(13,872)	5,035

Put Sold	USD	41,197,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.30% (OTC) (CP-DB) (a)	—	80,656

Put Sold	USD	81,200,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.44% (OTC) (CP-DB) (a)	—	119,199

					$(13,872)	$204,890

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.EM.38.V1	USD	116,100,000	1.00%	1.68%	N/A	12/20/2027	Quarterly	$11,377,800	$2,855,944	$(8,521,856)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Republic of Nigeria	JPM	USD	9,100,000	5.00%	2.22%	N/A	12/20/2023	Quarterly	182,831	(13,823)	(196,654)
Petrobras Global Finance BV	CITI	USD	40,600,000	1.00%	0.17%	N/A	12/20/2024	Quarterly	644,565	(348,925)	(993,490)
Republic of Turkey	BCLY	USD	14,000,000	1.00%	0.88%	N/A	12/20/2024	Quarterly	1,744,254	(17,412)	(1,761,666)
Republic of Turkey	CITI	USD	19,700,000	1.00%	0.88%	N/A	12/20/2024	Quarterly	1,335,735	(24,501)	(1,360,236)
Commonwealth of Bahamas	DB	EUR	14,536,906	1.00%	5.64%	N/A	06/20/2025	Quarterly	1,805,109	909,800	(895,309)
Republic of Brazil	GS	USD	14,000,000	1.00%	0.52%	N/A	12/20/2025	Quarterly	(80,304)	(130,920)	(50,616)
Republic of Colombia	MORD	USD	49,900,000	1.00%	0.67%	N/A	12/20/2025	Quarterly	167,096	(321,548)	(488,644)
Republic of South Africa Government International Bonds	MORD	USD	37,800,000	1.00%	1.06%	N/A	12/20/2025	Quarterly	397,526	45,865	(351,661)
Republic of Egypt	CITI	USD	2,500,000	1.00%	13.58%	N/A	12/20/2027	Quarterly	712,500	846,768	134,268
Republic of Egypt	JPM	USD	2,800,000	1.00%	13.58%	N/A	12/20/2027	Quarterly	772,800	948,381	175,581
Republic of Egypt	JPM	USD	2,800,000	1.00%	13.58%	N/A	12/20/2027	Quarterly	812,000	948,380	136,380
Kingdom of Bahrain	MORD	USD	6,000,000	1.00%	2.07%	N/A	06/20/2028	Quarterly	446,557	256,300	(190,257)
Republic of Turkey	MORD	USD	1,800,000	1.00%	3.17%	N/A	06/20/2028	Quarterly	394,493	151,763	(242,730)
Republic of South Africa Government International Bonds	MORD	USD	33,600,000	1.00%	2.34%	N/A	12/20/2028	Quarterly	2,423,687	1,965,623	(458,064)

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps — continued

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
United Mexican States	MORD	USD	16,200,000	1.00%	1.00%	N/A	12/20/2028	Quarterly	154,980	(3,128)	(158,108)
United States of Mexico	GS	USD	16,200,000	1.00%	1.12%	N/A	06/20/2029	Quarterly	1,287,609	98,640	(1,188,969)
United States of Mexico	GS	USD	16,200,000	1.00%	1.51%	N/A	09/20/2031	Quarterly	2,138,930	530,014	(1,608,916)
Sell Protection:
Commonwealth of Bahamas	DB	USD	19,426,321	1.00%	5.64%	19,426,321 USD	06/20/2025	Quarterly	(2,080,154)	(1,101,686)	978,468

									$13,260,214	$4,739,591	$(8,520,623)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2023, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
0.30%	JPY - TONA - OIS - COMPOUND	JPY	8,570,000,000	12/21/2027	Annually	(62,493)	351,794	414,287
USD - SOFR - COMPOUND	4.01%	USD	162,500,000	12/21/2027	Annually	155,081	(475,518)	(630,599)
BRL - CDI	11.21%	BRL	216,084,747	01/02/2029	At Maturity	(193,660)	1,762,835	1,956,495
0.58%	JPY - TONA - OIS - COMPOUND	JPY	4,360,000,000	12/21/2032	Annually	(100,289)	752,711	853,000
USD - SOFR - COMPOUND	3.45%	USD	54,000,000	09/20/2033	Annually	(1,200)	(2,323,799)	(2,322,599)
5.56%	CL - CLICP - Bloomberg	CLP	33,200,000,000	12/20/2033	Semi-Annually	217,080	(1,414,474)	(1,631,554)
3.20%	EURIBOR	EUR	38,000,000	12/20/2033	Semi-Annually	194,395	(921,107)	(1,115,502)
3.45%	THB - THOR	THB	901,000,000	12/20/2033	Quarterly	68,376	(1,309,702)	(1,378,078)
4.00%	GBP - SONIA - COMPOUND	GBP	26,500,000	09/20/2053	Annually	(311,447)	(264,972)	46,475
2.90%	EURIBOR	EUR	32,000,000	12/20/2053	Semi-Annually	320,213	(1,130,986)	(1,451,199)

						$286,056	$(4,973,218)	$(5,259,274)

As of November 30, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Security is backed by U.S. Treasury Bonds.

(c)	Investment valued using significant unobservable inputs.

(d)	Security is in default.

(e)	Security is backed by the United States International Development Finance Corporation.

(f)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements.

(g)	The security is restricted as to resale.

(h)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(i)	Affiliated company.

(j)	Private placement security; restricted as to resale. Represents investment in a pool of constitutional obligations of the Colombian government owed to individuals.

(k)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(l)	The rate disclosed is the 7 day net yield as of November 30, 2023.

(m)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

The rates shown on variable rate notes are the current interest rates at November 30, 2023, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

CDI - Certificado de Deposito Interbancario

EURIBOR - Euro Interbank Offered Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

GDP - Gross Domestic Product

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

OIS - Overnight Indexed Swaps

OTC - Over-the-Counter

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

STEP - Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2023.

TONA - Tokyo Overnight Average Rate

XLCA - Insured as to the payment of principal and interest by XL Capital Assurance.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

BRL - Brazilian Real

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

THB - Thai Baht

USD - United States Dollar

UYU - Uruguay Peso

ZAR - South African Rand

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 37.3%

	Corporate Debt — 9.8%

	Australia — 0.1%

200,000	FMG Resources August 2006 Pty Ltd., 144A, 5.88%, due 04/15/30	192,280

	Canada — 0.3%

250,000	Parkland Corp., 144A, 4.63%, due 05/01/30	223,125

250,000	Videotron Ltd., 144A, 3.63%, due 06/15/29	219,408

	Total Canada	442,533

	United Kingdom — 0.3%

200,000	Harbour Energy PLC, 144A, 5.50%, due 10/15/26	188,203

200,000	Rolls-Royce PLC, 144A, 5.75%, due 10/15/27	197,637

250,000	Virgin Media Secured Finance PLC, 144A, 4.50%, due 08/15/30	214,535

	Total United Kingdom	600,375

	United States — 9.1%

200,000	Adtalem Global Education, Inc., 144A, 5.50%, due 03/01/28	187,629

150,000	AECOM, 5.13%, due 03/15/27	145,832

200,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 144A, 5.75%, due 03/01/27	195,687

200,000	Arcosa, Inc., 144A, 4.38%, due 04/15/29	178,378

200,000	ASGN, Inc., 144A, 4.63%, due 05/15/28	186,116

200,000	Beacon Roofing Supply, Inc., 144A, 6.50%, due 08/01/30	199,777

200,000	Black Knight InfoServ LLC, 144A, 3.63%, due 09/01/28	185,500

200,000	Boise Cascade Co., 144A, 4.88%, due 07/01/30	182,000

200,000	Builders FirstSource, Inc., 144A, 6.38%, due 06/15/32	196,790

200,000	BWX Technologies, Inc., 144A, 4.13%, due 06/30/28	180,754

200,000	Cargo Aircraft Management, Inc., 144A, 4.75%, due 02/01/28	175,678

250,000	Carnival Corp., 144A, 4.00%, due 08/01/28	226,466

250,000	CCO Holdings LLC / CCP Holdings Capital Corp., 144A, 4.75%, due 02/01/32	209,998

250,000	Central Garden & Pet Co., 4.13%, due 10/15/30	214,179

200,000	CNX Resources Corp., 144A, 6.00%, due 01/15/29	190,718

250,000	Crowdstrike Holdings, Inc., 3.00%, due 02/15/29	219,502

200,000	Crown Americas LLC, 5.25%, due 04/01/30	189,182

250,000	CTR Partnership LP / CareTrust Capital Corp., 144A, REIT, 3.88%, due 06/30/28	226,125

Par Value†	Description	Value ($)

	Corporate Debt — continued

	United States — continued

200,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 144A, 5.88%, due 08/15/27	179,968

250,000	DT Midstream, Inc., 144A, 4.13%, due 06/15/29	224,443

200,000	EnLink Midstream LLC, 144A, 5.63%, due 01/15/28	194,050

200,000	EnLink Midstream Partners LP, 4.85%, due 07/15/26	194,617

200,000	EQM Midstream Partners LP, 144A, 7.50%, due 06/01/30	206,383

200,000	Fair Isaac Corp., 144A, 4.00%, due 06/15/28	183,993

200,000	FirstCash, Inc., 144A, 5.63%, due 01/01/30	187,216

200,000	Fluor Corp., 4.25%, due 09/15/28	186,751

200,000	Forestar Group, Inc., 144A, 3.85%, due 05/15/26	186,151

200,000	Fortrea Holdings, Inc., 144A, 7.50%, due 07/01/30	198,000

200,000	Fortress Transportation & Infrastructure Investors LLC, 144A, 5.50%, due 05/01/28	187,817

250,000	Gartner, Inc., 144A, 3.63%, due 06/15/29	223,383

200,000	Hess Midstream Operations LP, 144A, 5.63%, due 02/15/26	197,500

250,000	Hilton Domestic Operating Co., Inc., 144A, 3.75%, due 05/01/29	224,512

200,000	Holly Energy Partners LP / Holly Energy Finance Corp., 144A, 5.00%, due 02/01/28	185,553

250,000	Howard Hughes Corp., 144A, 4.13%, due 02/01/29	214,375

250,000	Howmet Aerospace, Inc., 3.00%, due 01/15/29	220,312

200,000	Hughes Satellite Systems Corp., 5.25%, due 08/01/26	170,767

225,000	Iron Mountain Information Management Services, Inc., 144A, 5.00%, due 07/15/32	195,410

250,000	Kaiser Aluminum Corp., 144A, 4.50%, due 06/01/31	201,813

250,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 144A, 4.75%, due 06/15/29	217,660

250,000	Lamar Media Corp., 4.00%, due 02/15/30	222,891

100,000	Lamb Weston Holdings, Inc., 144A, 4.13%, due 01/31/30	89,522

250,000	Live Nation Entertainment, Inc., 144A, 3.75%, due 01/15/28	226,125

200,000	M/I Homes, Inc., 4.95%, due 02/01/28	190,112

200,000	Moog, Inc., 144A, 4.25%, due 12/15/27	185,588

225,000	Murphy Oil USA, Inc., 144A, 3.75%, due 02/15/31	190,944

200,000	New Fortress Energy, Inc., 144A, 6.75%, due 09/15/25	193,841

250,000	News Corp., 144A, 3.88%, due 05/15/29	221,159

200,000	NMI Holdings, Inc., 144A, 7.38%, due 06/01/25	201,130

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Par Value†	Description	Value ($)

	Corporate Debt — continued

	United States — continued

250,000	Novelis Corp., 144A, 4.75%, due 01/30/30	226,962

250,000	NRG Energy, Inc., 144A, 3.63%, due 02/15/31	204,414

200,000	NuStar Logistics LP, 6.38%, due 10/01/30	195,000

250,000	OneMain Finance Corp., 3.50%, due 01/15/27	223,394

200,000	PBF Holding Co. LLC / PBF Finance Corp., 144A, 7.88%, due 09/15/30	200,000

100,000	PTC, Inc., 144A, 4.00%, due 02/15/28	91,994

200,000	Range Resources Corp., 144A, 4.75%, due 02/15/30	182,413

200,000	RingCentral, Inc., 144A, 8.50%, due 08/15/30	199,240

200,000	SBA Communications Corp., REIT, 3.13%, due 02/01/29	174,167

250,000	Seagate HDD Cayman, 5.75%, due 12/01/34	229,266

250,000	Sirius XM Radio, Inc., 144A, 4.00%, due 07/15/28	223,373

250,000	Sonic Automotive, Inc., 144A, 4.88%, due 11/15/31	210,330

150,000	Southwestern Energy Co., 4.75%, due 02/01/32	133,779

250,000	Starwood Property Trust, Inc., 144A, REIT, 4.38%, due 01/15/27	228,750

200,000	Steelcase, Inc., 5.13%, due 01/18/29	183,342

250,000	Stericycle, Inc., 144A, 3.88%, due 01/15/29	220,436

250,000	Sunoco LP / Sunoco Finance Corp., 4.50%, due 05/15/29	227,861

200,000	Taylor Morrison Communities, Inc., 144A, 5.75%, due 01/15/28	194,624

250,000	TEGNA, Inc., 4.63%, due 03/15/28	227,357

250,000	Tempur Sealy International, Inc., 144A, 4.00%, due 04/15/29	216,390

250,000	TopBuild Corp., 144A, 4.13%, due 02/15/32	213,642

250,000	TriNet Group, Inc., 144A, 3.50%, due 03/01/29	217,500

150,000	Twilio, Inc., 3.88%, due 03/15/31	129,410

225,000	U.S. Cellular Corp., 6.70%, due 12/15/33	220,572

200,000	Vistra Operations Co. LLC, 144A, 5.00%, due 07/31/27	190,338

200,000	Western Digital Corp., 4.75%, due 02/15/26	192,953

200,000	Wyndham Hotels & Resorts, Inc., 144A, 4.38%, due 08/15/28	184,083

200,000	XPO, Inc., 144A, 7.13%, due 06/01/31	202,155

200,000	Yum! Brands, Inc., 144A, 4.75%, due 01/15/30	185,891

	Total United States	15,121,933

	Total Corporate Debt	16,357,121

	U.S. Government — 27.5%

15,369,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield - 0.08%, 5.28%, due 04/30/24 (a)	15,364,246

	Par Value† / Shares	Description	Value ($)

		U.S. Government — continued

	5,200,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.04%, 5.39%, due 07/31/24	5,200,175

	9,525,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.20%, 5.55%, due 01/31/25 (a)	9,536,949

	15,580,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.13%, 5.48%, due 07/31/25 (a)	15,569,864

		Total U.S. Government	45,671,234

		TOTAL DEBT OBLIGATIONS (COST $61,683,839)	62,028,355

		SHORT-TERM INVESTMENTS — 61.9%

		Repurchase Agreements — 39.1%

	64,999,177	Nomura Securities International, Inc. Repurchase Ageement, dated 11/30/23, maturing on 12/01/23 with a maturity value of $65,008,747 and an effective yield of 5.30%, collateralized by a U.S. Treasury Note with maturity date 09/30/28 and a market value of $65,637,329.	64,999,177

		Sovereign and Sovereign Agency Issuers — 21.4%

JPY	1,530,000,000	Japan Treasury Discount Bills, Zero Coupon, due 12/11/23	10,320,017

JPY	3,750,000,000	Japan Treasury Discount Bills, Zero Coupon, due 01/09/24	25,298,675

		Total Sovereign and Sovereign Agency Issuers	35,618,692

		Money Market Funds — 1.4%

	2,270,325	State Street Institutional Treasury Money Market Fund – Premier Class, 5.31% (b)	2,270,325

		TOTAL SHORT-TERM INVESTMENTS (COST $102,719,910)	102,888,194

		TOTAL INVESTMENTS — 99.2% (Cost $164,403,749)	164,916,549

		Other Assets and Liabilities (net) — 0.8%	1,380,969

		TOTAL NET ASSETS — 100.0%	$166,297,518

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

A summary of outstanding financial instruments at November 30, 2023 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
12/11/2023	SSB	JPY	1,530,000,000	USD	10,525,465	194,706
01/09/2024	MSCI	JPY	3,750,000,000	USD	25,543,710	101,009

						$295,715

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
56	U.S. Treasury Note 10 Yr. (CBT)	March 2024	6,148,625	33,362
25	U.S. Treasury Note 2 Yr. (CBT)	March 2024	5,111,524	16,163
107	U.S. Treasury Note 5 Yr. (CBT)	March 2024	11,433,117	60,291

			$22,693,266	$109,816

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
CDX.NA.HYS.41.V1	USD	31,509,720	5.00%	4.03%	31,509,720 USD	12/20/2028	Quarterly	$416,484	$1,228,375	$811,891

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2023, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
SOFR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	CITI	USD	5,855,480	12/06/2023	Monthly	—	125,610	125,610
SOFR	Total Return on iBoxx USD Liquid High Yield Index	MSCI	USD	68,843,000	12/20/2023	Quarterly	(543)	2,042,183	2,042,726
SOFR	Total Return on iBoxx USD Liquid High Yield Index	BCLY	USD	18,459,000	12/20/2023	Quarterly	11	494,392	494,381
SOFR	Total Return on iBoxx USD Liquid High Yield Index	JPM	USD	677,000	12/20/2023	Quarterly	(6)	16,434	16,440
SOFR	Total Return on iBoxx USD Liquid High Yield Index	BOA	USD	4,400,000	12/20/2023	Quarterly	(13,647)	183,428	197,075
SOFR	Total Return on iBoxx USD Liquid High Yield Index	BCLY	USD	14,079,000	03/20/2024	Quarterly	12	220,934	220,922

							$(14,173)	$3,082,981	$3,097,154

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

As of November 30, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2023.

The rates shown on variable rate notes are the current interest rates at November 30, 2023, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

JPY - Japanese Yen

USD - United States Dollar

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 75.5%

	Germany — 0.1%

	Corporate Debt — 0.1%

150,000	Deutsche Bank AG, Variable Rate, 6.72%, due 01/18/29	152,630

	Japan — 1.7%

	Corporate Debt — 1.7%

250,000	Mitsubishi UFJ Financial Group, Inc., 3.85%, due 03/01/26	241,398

200,000	Mitsubishi UFJ Financial Group, Inc., Variable Rate, 5.48%, due 02/22/31	198,950

200,000	Mitsubishi UFJ Financial Group, Inc., Variable Rate, 4.32%, due 04/19/33	183,492

200,000	Mizuho Financial Group, Inc., 4.02%, due 03/05/28	189,703

250,000	Mizuho Financial Group, Inc., Variable Rate, 4.25%, due 09/11/29	236,194

200,000	Mizuho Financial Group, Inc., Variable Rate, 5.75%, due 05/27/34	199,704

200,000	Sumitomo Mitsui Financial Group, Inc., 5.46%, due 01/13/26	199,841

200,000	Sumitomo Mitsui Financial Group, Inc., 5.77%, due 01/13/33	203,873

	Total Japan	1,653,155

	United Kingdom — 0.7%

	Corporate Debt — 0.7%

200,000	HSBC Holdings PLC, Variable Rate, 4.58%, due 06/19/29	190,387

500,000	HSBC Holdings PLC, Variable Rate, 3.97%, due 05/22/30	454,398

	Total United Kingdom	644,785

	United States — 73.0%

	Corporate Debt — 14.3%

200,000	Aircastle Ltd., 4.25%, due 06/15/26	189,914

200,000	Amazon.com, Inc., 1.00%, due 05/12/26	182,498

200,000	Amazon.com, Inc., 3.30%, due 04/13/27	191,395

150,000	Arch Capital Group U.S., Inc., 5.14%, due 11/01/43	133,142

250,000	Athene Holding Ltd., 4.13%, due 01/12/28	233,123

200,000	Athene Holding Ltd., 6.15%, due 04/03/30	203,121

200,000	Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 3.34%, due 12/15/27	187,474

150,000	Bank of New York Mellon Corp., Variable Rate, 3.44%, due 02/07/28	141,370

150,000	Bank of New York Mellon Corp., Variable Rate, 6.47%, due 10/25/34	158,611

150,000	Berry Global, Inc., 144A, 5.50%, due 04/15/28	147,577

200,000	Block Financial LLC, 3.88%, due 08/15/30	178,544

150,000	Booking Holdings, Inc., 3.60%, due 06/01/26	145,023

200,000	Booking Holdings, Inc., 4.63%, due 04/13/30	195,272

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

200,000	Brighthouse Financial, Inc., 4.70%, due 06/22/47	145,146

150,000	Broadcom, Inc., 144A, 3.42%, due 04/15/33	126,057

300,000	Broadcom, Inc., 144A, 3.19%, due 11/15/36	229,222

150,000	Broadcom, Inc., 144A, 4.93%, due 05/15/37	137,390

150,000	Bunge Ltd. Finance Corp., 3.25%, due 08/15/26	142,381

200,000	Cardinal Health, Inc., 3.08%, due 06/15/24	197,015

300,000	Cardinal Health, Inc., 4.37%, due 06/15/47	240,853

250,000	Carrier Global Corp., 2.72%, due 02/15/30	215,062

150,000	CDW LLC / CDW Finance Corp., 4.25%, due 04/01/28	141,180

150,000	CDW LLC / CDW Finance Corp., 3.25%, due 02/15/29	131,865

250,000	Cencora, Inc., 3.25%, due 03/01/25	243,290

150,000	CF Industries, Inc., 5.38%, due 03/15/44	134,567

200,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, due 04/01/38	173,168

100,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.83%, due 10/23/55	95,261

200,000	Cheniere Energy Partners LP, 4.50%, due 10/01/29	186,580

200,000	Cheniere Energy Partners LP, 4.00%, due 03/01/31	176,422

200,000	Cheniere Energy Partners LP, 144A, 5.95%, due 06/30/33	198,438

200,000	Cheniere Energy, Inc., 4.63%, due 10/15/28	190,344

150,000	Cigna Group, 1.25%, due 03/15/26	137,180

150,000	Cigna Group, 4.80%, due 07/15/46	132,357

200,000	Cigna Group, 3.88%, due 10/15/47	152,915

150,000	Comerica, Inc., 4.00%, due 02/01/29	131,510

150,000	Corebridge Financial, Inc., 144A, 6.05%, due 09/15/33	151,976

150,000	Dell International LLC / EMC Corp., 8.35%, due 07/15/46	184,984

150,000	Eli Lilly & Co., 4.15%, due 03/15/59	124,334

200,000	Enstar Group Ltd., 4.95%, due 06/01/29	189,522

150,000	FedEx Corp., 4.75%, due 11/15/45	129,583

200,000	FedEx Corp., 4.55%, due 04/01/46	168,310

150,000	Fortune Brands Innovations, Inc., 4.00%, due 06/15/25	146,209

100,000	Fortune Brands Innovations, Inc., 3.25%, due 09/15/29	89,033

200,000	Fortune Brands Innovations, Inc., 5.88%, due 06/01/33	199,336

150,000	FS KKR Capital Corp., 3.40%, due 01/15/26	139,517

300,000	FS KKR Capital Corp., 3.13%, due 10/12/28	252,628

250,000	GE Capital International Funding Co. Unlimited Co., 4.42%, due 11/15/35	232,737

150,000	Intel Corp., 4.10%, due 05/19/46	122,943

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

150,000	Intel Corp., 5.90%, due 02/10/63	156,892

150,000	Jacobs Engineering Group, Inc., 6.35%, due 08/18/28	153,013

150,000	JPMorgan Chase & Co., Variable Rate, 4.91%, due 07/25/33	142,663

250,000	Kyndryl Holdings, Inc., 2.05%, due 10/15/26	223,309

300,000	Kyndryl Holdings, Inc., 3.15%, due 10/15/31	238,208

150,000	Lennox International, Inc., 5.50%, due 09/15/28	150,565

250,000	Magellan Midstream Partners LP, 3.95%, due 03/01/50	177,170

200,000	Marriott International, Inc., 2.75%, due 10/15/33	157,212

150,000	Meta Platforms, Inc., 3.85%, due 08/15/32	137,725

250,000	Meta Platforms, Inc., 4.65%, due 08/15/62	215,274

250,000	MPLX LP, 5.50%, due 02/15/49	226,917

200,000	NVIDIA Corp., 3.50%, due 04/01/50	154,806

250,000	Omega Healthcare Investors, Inc., 5.25%, due 01/15/26	243,317

200,000	Omega Healthcare Investors, Inc., 3.38%, due 02/01/31	162,247

150,000	Omega Healthcare Investors, Inc., 3.25%, due 04/15/33	114,685

150,000	ONEOK, Inc., 5.20%, due 07/15/48	131,776

150,000	ONEOK, Inc., 6.63%, due 09/01/53	157,510

150,000	Owens Corning, 4.30%, due 07/15/47	119,041

250,000	Pacific Gas & Electric Co., 3.75%, due 07/01/28	226,642

150,000	Pacific Gas & Electric Co., 4.75%, due 02/15/44	117,042

150,000	PacifiCorp, 5.35%, due 12/01/53	127,122

150,000	Pilgrim’s Pride Corp., 6.25%, due 07/01/33	147,696

200,000	Pilgrim’s Pride Corp., 6.88%, due 05/15/34	204,012

150,000	Plains All American Pipeline LP/PAA Finance Corp., 4.70%, due 06/15/44	118,480

150,000	Plains All American Pipeline LP/PAA Finance Corp., 4.90%, due 02/15/45	121,567

150,000	Sabra Health Care LP, 5.13%, due 08/15/26	145,199

250,000	Sabra Health Care LP, REIT, 3.20%, due 12/01/31	195,528

350,000	Union Pacific Corp., 3.80%, due 04/06/71	250,429

200,000	Verisk Analytics, Inc., 4.00%, due 06/15/25	195,003

150,000	Verisk Analytics, Inc., 4.13%, due 03/15/29	141,589

150,000	Verisk Analytics, Inc., 5.75%, due 04/01/33	152,716

300,000	Vontier Corp., 2.95%, due 04/01/31	238,577

150,000	Vulcan Materials Co., 3.50%, due 06/01/30	133,504

150,000	Williams Cos., Inc., 5.75%, due 06/24/44	142,802

150,000	WRKCo, Inc., 4.00%, due 03/15/28	141,007

		13,937,624

Par Value† / Shares	Description	Value ($)

	United States — continued

	Defeased Securities — Asset-Backed (a) — 34.3%

15,310,000	Citigroup Commercial Mortgage Trust, 144A, 3.34%, due 05/10/36	15,286,344

14,655,000	Citigroup Commercial Mortgage Trust, 144A, 4.15%, due 01/10/36	14,628,520

3,380,000	Citigroup Commercial Mortgage Trust, 144A, 3.90%, due 05/10/36	3,374,827

		33,289,691

	U.S. Government — 4.5%

3,900,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield - 0.08%, 5.28%, due 04/30/24 (b)	3,898,794

450,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.04%, 5.39%, due 07/31/24 (b)	450,015

		4,348,809

	U.S. Government Agency — 19.9%

5,700,000	Uniform Mortgage-Backed Security, TBA, 2.50%, due 12/01/38	5,123,635

800,000	Uniform Mortgage-Backed Security, TBA, 2.00%, due 12/01/53	621,188

1,900,000	Uniform Mortgage-Backed Security, TBA, 2.50%, due 12/01/53	1,538,109

3,700,000	Uniform Mortgage-Backed Security, TBA, 3.00%, due 12/01/53	3,118,167

1,900,000	Government National Mortgage Association, TBA, 3.00%, due 12/20/53	1,643,377

3,700,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 12/01/53	3,645,620

3,600,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 12/01/53	3,609,995

		19,300,091

	Total United States	70,876,215

	TOTAL DEBT OBLIGATIONS (COST $73,267,761)	73,326,785

	MUTUAL FUNDS — 25.2%

	United States — 25.2%

	Affiliated Issuers — 25.2%

247,731	GMO Emerging Country Debt Fund, Class VI	4,771,298

790,893	GMO Opportunistic Income Fund, Class VI	19,645,795

	TOTAL MUTUAL FUNDS (COST $27,535,534)	24,417,093

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Par Value† / Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 12.7%

	Repurchase Agreements — 12.4%

11,999,169	Nomura Securities International, Inc. Repurchase Agreement, dated, 11/30/23 maturing on 12/01/23 with a maturity value of $12,000,936 and an effective yield of 5.30%, collateralized by a U.S. Treasury Note with maturity date 09/30/28 and a market value of $12,156,658.	11,999,169

	Money Market Funds — 0.3%

319,152	State Street Institutional Treasury Money Market Fund – Premier Class, 5.31% (c)	319,152

	TOTAL SHORT-TERM INVESTMENTS (COST $12,318,321)	12,318,321

	TOTAL INVESTMENTS — 113.4% (Cost $113,121,616)	110,062,199

	Other Assets and Liabilities (net) — (13.4%)	(13,005,383)

	TOTAL NET ASSETS — 100.0%	$97,056,816

A summary of outstanding financial instruments at November 30, 2023 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
12/04/2023	GS	BRL	3,563,667	USD	727,829	3,808
01/31/2024	CITI	CAD	190,000	USD	140,162	9
01/26/2024	MSCI	CLP	60,000,000	USD	68,747	207
01/30/2024	CITI	IDR	1,000,000,000	USD	64,282	32
02/29/2024	DB	ILS	586,203	USD	158,607	847
02/12/2024	MSCI	INR	8,000,000	USD	95,807	43
01/23/2024	GS	JPY	167,000,000	USD	1,135,674	130
01/18/2024	MSCI	MXN	3,200,000	USD	183,140	226
02/29/2024	MSCI	PEN	240,000	USD	64,128	105
02/22/2024	DB	PLN	800,000	USD	200,212	621
01/25/2024	BOA	RON	4,031,041	USD	887,252	4,841
01/10/2024	GS	SEK	9,500,000	USD	906,300	145
02/22/2024	CITI	THB	11,722,300	USD	335,877	199
01/26/2024	JPM	TWD	24,345,600	USD	787,399	4,534
02/08/2024	GS	USD	501,350	AUD	780,000	15,081
02/08/2024	SSB	USD	402,023	AUD	630,000	15,094
12/04/2023	CITI	USD	344,443	BRL	1,700,000	941
12/04/2023	GS	USD	843,616	BRL	4,163,667	2,305
12/04/2023	MSCI	USD	850,134	BRL	4,313,667	26,262
01/31/2024	JPM	USD	2,417,871	CAD	3,337,182	43,801
01/12/2024	GS	USD	1,477,384	CHF	1,320,000	36,694
01/12/2024	SSB	USD	205,544	CHF	180,000	921
01/26/2024	JPM	USD	86,072	CLP	80,000,000	5,314
01/26/2024	MSCI	USD	288,581	CLP	260,271,500	8,736
01/29/2024	JPM	USD	262,196	COP	1,133,658,000	16,808
01/18/2024	BCLY	USD	2,617,958	GBP	2,150,000	97,362

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/23/2024	BCLY	USD	982,035	JPY	146,000,000	10,716
01/23/2024	MSCI	USD	4,817,815	JPY	710,902,084	16,080
01/30/2024	BCLY	USD	121,265	KRW	160,000,000	2,209
01/30/2024	CITI	USD	4,275	KRW	5,778,325	184
01/30/2024	MSCI	USD	59,275	KRW	80,000,000	2,462
01/18/2024	MSCI	USD	855,518	MXN	15,619,101	37,278
01/17/2024	JPM	USD	5,238,397	NOK	57,085,429	44,451
02/29/2024	MSCI	USD	127,747	PEN	480,000	299
01/10/2024	BOA	USD	741,741	SEK	8,200,000	40,413
01/10/2024	SSB	USD	638,783	SEK	7,100,000	38,448
02/22/2024	CITI	USD	42,931	THB	1,500,000	23
02/29/2024	BOA	USD	146,887	ZAR	2,800,000	550
02/08/2024	CITI	AUD	600,000	USD	391,336	(5,919)
12/04/2023	CITI	BRL	1,700,000	USD	327,158	(18,226)
12/04/2023	GS	BRL	2,150,000	USD	431,945	(4,863)
02/02/2024	GS	BRL	650,000	USD	130,900	(280)
12/04/2023	MSCI	BRL	4,313,667	USD	874,008	(2,388)
01/31/2024	BCLY	CAD	880,000	USD	639,246	(9,886)
01/31/2024	CITI	CAD	690,000	USD	500,427	(8,551)
01/31/2024	JPM	CAD	2,190,000	USD	1,585,991	(29,462)
01/12/2024	SSB	CHF	7,163,976	USD	7,984,326	(232,958)
01/29/2024	MSCI	COP	1,600,000,000	USD	385,099	(8,676)
01/17/2024	CITI	CZK	2,200,000	USD	96,379	(2,013)
01/17/2024	GS	CZK	6,642,868	USD	284,609	(12,484)
01/17/2024	MSCI	CZK	2,000,000	USD	85,437	(4,011)
01/31/2024	MSCI	EUR	5,530,000	USD	5,859,258	(175,681)
01/18/2024	BOA	GBP	400,000	USD	488,730	(16,446)
01/18/2024	SSB	GBP	680,000	USD	832,564	(26,235)
02/14/2024	MSCI	HUF	75,230,100	USD	210,363	(3,331)
01/30/2024	MSCI	IDR	1,105,959,000	USD	69,427	(1,631)
01/23/2024	BCLY	JPY	65,000,000	USD	439,939	(2,040)
01/23/2024	DB	JPY	64,000,000	USD	433,926	(1,252)
01/18/2024	JPM	MXN	2,000,000	USD	112,792	(1,529)
01/17/2024	CITI	NOK	19,500,000	USD	1,803,886	(700)
02/29/2024	DB	NZD	3,030,000	USD	1,838,776	(27,589)
01/29/2024	MSCI	PHP	5,500,000	USD	96,841	(2,286)
01/10/2024	BCLY	SEK	5,500,000	USD	503,677	(20,939)
01/10/2024	MSCI	SEK	1,697,350	USD	154,277	(7,624)
01/22/2024	SSB	SGD	600,686	USD	449,712	(363)
02/08/2024	SSB	USD	231,736	AUD	350,000	(4)
12/04/2023	GS	USD	316,204	BRL	1,550,000	(1,295)
02/02/2024	GS	USD	722,559	BRL	3,563,667	(3,357)
01/12/2024	SSB	USD	1,491,242	CHF	1,300,000	(105)
01/17/2024	MSCI	USD	134,422	CZK	3,000,000	(251)
01/31/2024	DB	USD	1,637,102	EUR	1,500,000	(138)
01/18/2024	BCLY	USD	265,222	GBP	210,000	(5)
02/14/2024	MSCI	USD	299,353	HUF	105,000,000	(1,095)
01/30/2024	JPM	USD	64,473	IDR	1,000,000,000	(223)
02/12/2024	JPM	USD	136,852	INR	11,420,556	(142)
01/23/2024	GS	USD	483,198	JPY	71,000,000	(421)
01/30/2024	MSCI	USD	124,266	KRW	160,000,000	(793)
01/30/2024	SSB	USD	262,532	KRW	340,000,000	(150)
01/29/2024	CITI	USD	72,118	PHP	4,000,000	(25)
02/22/2024	DB	USD	162,837	PLN	650,000	(669)
01/25/2024	BBH	USD	231,015	RON	1,050,000	(1,166)
01/25/2024	CITI	USD	186,571	RON	850,000	(503)
01/22/2024	CITI	USD	187,674	SGD	250,000	(358)
01/26/2024	MSCI	USD	183,589	TWD	5,700,000	(298)
02/29/2024	MSCI	ZAR	6,000,000	USD	315,658	(278)

						$(160,460)

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
59	U.S. Long Bond (CBT)	March 2024	6,869,812	25,673
53	U.S. Treasury Note 10 Yr. (CBT)	March 2024	5,819,234	27,240
36	U.S. Treasury Note 2 Yr. (CBT)	March 2024	7,360,594	21,959
117	U.S. Treasury Note 5 Yr. (CBT)	March 2024	12,501,633	55,559
27	U.S. Treasury Ultra 10 Yr. (CBT)	March 2024	3,064,922	15,139
43	U.S. Ultra Bond (CBT)	March 2024	5,289,000	19,782

			$40,905,195	$165,352

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
4.15%	3 Month AUD BBSW	AUD	36,975,000	12/20/2025	Quarterly	1,168	93,482	92,314
3 Month AUD BBSW	4.30%	AUD	2,500,000	12/20/2025	Quarterly	—	(1,690)	(1,690)
3 Month AUD BBSW	4.31%	AUD	5,500,000	12/20/2025	Quarterly	—	(3,128)	(3,128)
3 Month AUD BBSW	4.33%	AUD	3,500,000	12/20/2025	Quarterly	—	(1,064)	(1,064)
3 Month AUD BBSW	4.36%	AUD	13,500,000	12/20/2025	Quarterly	—	1,168	1,168
CAD - CORRA - OIS - COMPOUND	4.70%	CAD	7,994,000	12/20/2025	Annually	(3,016)	58,073	61,089
CAD - CORRA - OIS - COMPOUND	4.98%	CAD	3,500,000	12/20/2025	Annually	—	39,018	39,018
CAD - CORRA - OIS - COMPOUND	5.06%	CAD	4,000,000	12/20/2025	Annually	—	49,429	49,429
4.61%	CAD - CORRA - OIS - COMPOUND	CAD	8,000,000	12/20/2025	Annually	—	(48,197)	(48,197)
4.18%	CAD - CORRA - OIS -COMPOUND	CAD	2,000,000	12/20/2025	Annually	—	(41)	(41)
CHF - SARON - OIS - COMPOUND	1.78%	CHF	16,859,000	12/20/2025	Annually	2,439	190,797	188,358
1.39%	CHF - SARON - OIS - COMPOUND	CHF	2,500,000	12/20/2025	Annually	—	(5,734)	(5,734)
1.30%	CHF -SARON -OIS -COMPOUND	CHF	3,500,000	12/20/2025	Annually	—	(979)	(979)
EUR - EuroSTR - COMPOUND	3.06%	EUR	3,500,000	12/20/2025	Annually	3,431	3,788	357
3.39%	EUR - EuroSTR - COMPOUND	EUR	12,476,000	12/20/2025	Annually	(84)	(101,083)	(100,999)
3.45%	EUR - EuroSTR - COMPOUND	EUR	3,000,000	12/20/2025	Annually	—	(28,064)	(28,064)
GBP - SONIA - COMPOUND	5.10%	GBP	1,000,000	12/20/2025	Annually	—	9,350	9,350
GBP - SONIA - COMPOUND	5.10%	GBP	4,000,000	12/20/2025	Annually	—	37,022	37,022
GBP - SONIA - COMPOUND	5.19%	GBP	3,000,000	12/20/2025	Annually	—	34,655	34,655
GBP - SONIA - COMPOUND	5.23%	GBP	13,662,000	12/20/2025	Annually	(3,826)	168,311	172,137
5.12%	GBP - SONIA - COMPOUND	GBP	7,610,000	12/20/2025	Annually	(1,497)	(73,840)	(72,343)
4.97%	GBP - SONIA - COMPOUND	GBP	2,500,000	12/20/2025	Annually	—	(15,955)	(15,955)
4.69%	GBP - SONIA - COMPOUND	GBP	3,000,000	12/20/2025	Annually	—	1,238	1,238
4.66%	GBP - SONIA - COMPOUND	GBP	2,000,000	12/20/2025	Annually	2,145	1,989	(156)
5.19%	3 Month NZD Bank Bill Rate	NZD	13,000,000	12/20/2025	Quarterly	—	(9,659)	(9,659)

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month NZD Bank Bill Rate	5.15%	NZD	1,500,000	12/20/2025	Quarterly	—	455	455
3 Month NZD Bank Bill Rate	5.67%	NZD	7,000,000	12/20/2025	Quarterly	—	43,677	43,677
3.43%	3 Month SEK STIBOR	SEK	25,000,000	12/20/2025	Quarterly	—	793	793
3 Month SEK STIBOR	3.82%	SEK	25,000,000	12/20/2025	Quarterly	—	17,214	17,214
3 Month SEK STIBOR	3.93%	SEK	85,582,000	12/20/2025	Quarterly	(1,911)	75,598	77,509
USD - SOFR - COMPOUND	4.49%	USD	1,000,000	12/20/2025	Annually	—	(144)	(144)
USD - SOFR - COMPOUND	4.59%	USD	3,000,000	12/20/2025	Annually	—	5,390	5,390
USD - SOFR - COMPOUND	4.85%	USD	3,000,000	12/20/2025	Annually	—	19,961	19,961
USD - SOFR - COMPOUND	4.90%	USD	2,500,000	12/20/2025	Annually	—	19,119	19,119
4.66%	USD - SOFR - COMPOUND	USD	9,606,000	12/20/2025	Annually	3,210	(29,191)	(32,401)
4.67%	USD - SOFR - COMPOUND	USD	2,500,000	12/20/2025	Annually	—	(8,397)	(8,397)
6 Month AUD BBSW	4.47%	AUD	8,685,000	12/20/2033	Semi-Annually	(3,879)	(137,720)	(133,841)
6 Month AUD BBSW	5.04%	AUD	17,230,000	12/20/2033	Semi-Annually	5,196	246,344	241,148
6 Month AUD BBSW	5.22%	AUD	900,000	12/20/2033	Semi-Annually	—	20,969	20,969
4.64%	6 Month AUD BBSW	AUD	1,300,000	12/20/2033	Semi-Annually	—	8,912	8,912
4.88%	6 Month AUD BBSW	AUD	3,200,000	12/20/2033	Semi-Annually	—	(18,878)	(18,878)
4.93%	6 Month AUD BBSW	AUD	600,000	12/20/2033	Semi-Annually	—	(4,925)	(4,925)
4.74%	6 Month AUD BBSW	AUD	4,200,000	12/20/2033	Semi-Annually	—	7,630	7,630
4.74%	6 Month AUD BBSW	AUD	800,000	12/20/2033	Semi-Annually	—	1,432	1,432
CAD - CORRA - OIS - COMPOUND	3.60%	CAD	600,000	12/20/2033	Annually	—	494	494
CAD - CORRA - OIS - COMPOUND	3.74%	CAD	800,000	12/20/2033	Annually	—	7,535	7,535
CAD - CORRA - OIS - COMPOUND	4.07%	CAD	2,400,000	12/20/2033	Annually	—	70,985	70,985
CAD - CORRA - OIS - COMPOUND	4.07%	CAD	1,900,000	12/20/2033	Annually	—	56,255	56,255
CAD - CORRA - OIS - COMPOUND	4.30%	CAD	1,300,000	12/20/2033	Annually	—	56,942	56,942
4.18%	CAD - CORRA - OIS - COMPOUND	CAD	1,000,000	12/20/2033	Annually	—	(36,154)	(36,154)
4.33%	CAD - CORRA - OIS - COMPOUND	CAD	800,000	12/20/2033	Annually	—	(36,216)	(36,216)
4.21%	CAD - CORRA - OIS - COMPOUND	CAD	1,100,000	12/20/2033	Annually	—	(41,889)	(41,889)
3.82%	CAD - CORRA - OIS - COMPOUND	CAD	2,931,000	12/20/2033	Annually	(1,348)	(41,879)	(40,531)
4.15%	CAD - CORRA - OIS - COMPOUND	CAD	3,300,000	12/20/2033	Annually	—	(114,563)	(114,563)
CHF - SARON - OIS - COMPOUND	1.33%	CHF	1,200,000	12/20/2033	Annually	—	1,795	1,795
CHF - SARON - OIS - COMPOUND	1.39%	CHF	500,000	12/20/2033	Annually	—	4,313	4,313
CAD - CORRA - OIS - COMPOUND	1.74%	CHF	247,000	12/20/2033	Annually	(366)	11,398	11,764
1.74%	CHF - SARON -OIS -COMPOUND	CHF	3,635,000	12/20/2033	Annually	4,666	(168,401)	(173,067)
1.82%	CHF - SARON - OIS - COMPOUND	CHF	1,400,000	12/20/2033	Annually	—	(76,958)	(76,958)
1.85%	CHF - SARON - OIS - COMPOUND	CHF	900,000	12/20/2033	Annually	—	(51,806)	(51,806)
EUR - EuroSTR - COMPOUND	2.85%	EUR	900,000	12/20/2033	Annually	—	9,095	9,095
EUR - EuroSTR - COMPOUND	2.96%	EUR	1,200,000	12/20/2033	Annually	—	25,318	25,318
EUR - EuroSTR - COMPOUND	2.99%	EUR	2,800,000	12/20/2033	Annually	2,761	66,805	64,044

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
EUR - EuroSTR - COMPOUND	3.06%	EUR	700,000	12/20/2033	Annually	—	21,465	21,465
EUR - EuroSTR - COMPOUND	3.09%	EUR	600,000	12/20/2033	Annually	—	19,969	19,969
EUR - EuroSTR - COMPOUND	3.29%	EUR	1,700,000	12/20/2033	Annually	—	89,344	89,344
2.98%	EUR -EuroSTR - COMPOUND	EUR	5,418,000	12/20/2033	Annually	881	(122,718)	(123,599)
3.03%	EUR - EuroSTR - COMPOUND	EUR	700,000	12/20/2033	Annually	—	(19,633)	(19,633)
3.07%	EUR - EuroSTR - COMPOUND	EUR	500,000	12/20/2033	Annually	—	(15,665)	(15,665)
2.74%	EUR - EuroSTR - COMPOUND	EUR	300,000	12/20/2033	Annually	33	(19)	(52)
GBP - SONIA - COMPOUND	3.92%	GBP	400,000	12/20/2033	Annually	(2,272)	(2,144)	128
GBP - SONIA - COMPOUND	4.00%	GBP	600,000	12/20/2033	Annually	—	1,485	1,485
GBP - SONIA - COMPOUND	4.08%	GBP	400,000	12/20/2033	Annually	—	4,388	4,388
GBP - SONIA - COMPOUND	4.13%	GBP	600,000	12/20/2033	Annually	—	9,451	9,451
GBP - SONIA - COMPOUND	4.17%	GBP	1,600,000	12/20/2033	Annually	—	30,737	30,737
GBP - SONIA - COMPOUND	4.31%	GBP	500,000	12/20/2033	Annually	—	16,803	16,803
GBP - SONIA - COMPOUND	4.32%	GBP	1,100,000	12/20/2033	Annually	—	38,254	38,254
4.40%	GBP - SONIA - COMPOUND	GBP	600,000	12/20/2033	Annually	—	(25,963)	(25,963)
4.43%	GBP - SONIA - COMPOUND	GBP	200,000	12/20/2033	Annually	—	(9,194)	(9,194)
4.54%	GBP - SONIA - COMPOUND	GBP	900,000	12/20/2033	Annually	—	(51,764)	(51,764)
4.29%	GBP - SONIA - COMPOUND	GBP	4,001,000	12/20/2033	Annually	(1,934)	(128,883)	(126,949)
4.19%	GBP - SONIA - COMPOUND	GBP	500,000	12/20/2033	Annually	—	(10,724)	(10,724)
4.78%	3 Month NZD Bank Bill Rate	NZD	2,385,000	12/20/2033	Quarterly	526	(6,261)	(6,787)
5.37%	3 Month NZD Bank Bill Rate	NZD	1,700,000	12/20/2033	Quarterly	—	(53,113)	(53,113)
4.85%	3 Month NZD Bank Bill Rate	NZD	1,800,000	12/20/2033	Quarterly	—	(10,464)	(10,464)
4.78%	3 Month NZD Bank Bill Rate	NZD	1,000,000	12/20/2033	Quarterly	—	(2,146)	(2,146)
3 Month NZD Bank Bill Rate	4.88%	NZD	3,100,000	12/20/2033	Quarterly	—	22,570	22,570
3 Month NZD Bank Bill Rate	4.95%	NZD	1,200,000	12/20/2033	Quarterly	—	12,551	12,551
3 Month NZD Bank Bill Rate	5.16%	NZD	1,700,000	12/20/2033	Quarterly	—	35,239	35,239
3 Month NZD Bank Bill Rate	5.28%	NZD	1,700,000	12/20/2033	Quarterly	—	45,631	45,631
3 Month NZD Bank Bill Rate	5.29%	NZD	2,300,000	12/20/2033	Quarterly	—	62,299	62,299
3 Month SEK STIBOR	2.90%	SEK	28,000,000	12/20/2033	Quarterly	—	(3,731)	(3,731)
3 Month SEK STIBOR	2.98%	SEK	7,000,000	12/20/2033	Quarterly	—	3,730	3,730
3.36%	3 Month SEK STIBOR	SEK	12,000,000	12/20/2033	Quarterly	—	(43,368)	(43,368)
3.37%	3 Month SEK STIBOR	SEK	4,000,000	12/20/2033	Quarterly	—	(14,718)	(14,718)
3.43%	3 Month SEK STIBOR	SEK	5,000,000	12/20/2033	Quarterly	—	(21,012)	(21,012)
3.30%	3 Month SEK STIBOR	SEK	156,262,000	12/20/2033	Quarterly	3,823	(488,744)	(492,567)

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month SEK STIBOR	3.10%	SEK	10,000,000	12/20/2033	Quarterly	—	14,523	14,523
3 Month SEK STIBOR	3.18%	SEK	2,000,000	12/20/2033	Quarterly	—	4,310	4,310
3 Month SEK STIBOR	3.28%	SEK	33,000,000	12/20/2033	Quarterly	—	97,281	97,281
3 Month SEK STIBOR	3.31%	SEK	10,000,000	12/20/2033	Quarterly	—	31,808	31,808
USD - SOFR - COMPOUND	3.93%	USD	2,225,000	12/20/2033	Annually	(1,340)	(7,327)	(5,987)
USD - SOFR - COMPOUND	4.08%	USD	600,000	12/20/2033	Annually	—	5,026	5,026
USD - SOFR - COMPOUND	4.17%	USD	700,000	12/20/2033	Annually	—	11,442	11,442
USD - SOFR - COMPOUND	4.25%	USD	900,000	12/20/2033	Annually	—	19,933	19,933
USD - SOFR - COMPOUND	4.31%	USD	1,400,000	12/20/2033	Annually	—	38,844	38,844
USD - SOFR - COMPOUND	4.40%	USD	500,000	12/20/2033	Annually	—	17,510	17,510
USD - SOFR - COMPOUND	4.42%	USD	800,000	12/20/2033	Annually	—	29,258	29,258
USD - SOFR - COMPOUND	4.49%	USD	1,800,000	12/20/2033	Annually	—	76,201	76,201
4.53%	USD - SOFR - COMPOUND	USD	1,000,000	12/20/2033	Annually	—	(45,480)	(45,480)
4.14%	USD - SOFR - COMPOUND	USD	700,000	12/20/2033	Annually	—	(9,182)	(9,182)
4.40%	USD - SOFR -COMPOUND	USD	600,000	12/20/2033	Annually	—	(20,889)	(20,889)
4.18%	USD - SOFR -COMPOUND	USD	1,100,000	12/20/2033	Annually	—	(18,744)	(18,744)
4.11%	USD - SOFR -COMPOUND	USD	700,000	12/20/2033	Annually	—	(7,609)	(7,609)
3.97%	USD - SOFR -COMPOUND	USD	1,100,000	12/20/2033	Annually	—	44	44

						$8,806	$30,795	$21,989

As of November 30, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

As of November 30, 2023, the asset-backed securities held are defeased and as such the issuer intends to meet payments of principal and interest to maturity through alternative sources other than asset-backed securities (e.g., U.S. Treasuries).

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)	The rate disclosed is the 7 day net yield as of November 30, 2023.

The rates shown on variable rate notes are the current interest rates at November 30, 2023, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CORRA - Canadian Overnight Repo Rate Average

EuroSTR - Euro Short-Term Rate

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

REIT - Real Estate Investment Trust

SARON - Swiss Average Rate Overnight SEK

STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

TBA - To Be Announced - Delayed Delivery Security

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippines Peso

PLN - Polish Zloty

RON - Romanian New Leu

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TWD - Taiwan New Dollar

USD - United States Dollar

ZAR - South African Rand

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 85.1%

	Asset-Backed Securities — 72.8%

	Auto Retail Subprime — 2.6%

5,000,000	Bank of America Auto Trust, Series 23-1A, Class A3, 144A, 5.53%, due 02/15/28	5,003,564

5,000,000	Bank of America Auto Trust, Series 2023-2A, Class A3, 144A, 5.74%, due 06/15/28	5,026,788

4,250,000	GM Financial Consumer Automobile Receivables Trust, Series 23-3, Class A3, 5.45%, due 06/16/28	4,271,519

6,750,000	GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A3, 5.78%, due 08/16/28	6,828,620

10,800,000	Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93%, due 03/15/28	10,951,144

2,500,000	World Omni Auto Receivables Trust, Series 2023-D, Class A3, 5.79%, due 02/15/29	2,539,989

	Total Auto Retail Subprime	34,621,624

	CMBS — 1.5%

13,880,000	Benchmark Mortgage Trust, Series 22-B32, Class A5, Variable Rate, 3.00%, due 01/15/55	10,846,309

3,000,000	Benchmark Mortgage Trust, Series 22-B34, Class A5, Variable Rate, 3.79%, due 04/15/55	2,483,104

2,000,000	Citigroup Commercial Mortgage Trust, Series 20-GC46, Class A5, 2.72%, due 02/15/53	1,664,462

4,667,000	WFRBS Commercial Mortgage Trust, Series 14-C21, Class B, Variable Rate, 4.21%, due 08/15/47	4,196,822

	Total CMBS	19,190,697

	CMBS Collateralized Debt Obligations — 0.1%

8,586,000	ARCap Resecuritization Trust, Series 05-1A, Class B, 144A, 5.55%, due 12/21/42	904,106

250,286	GS Mortgage Securities Corp. Trust, Series 06-CC1, Class A, 144A, Variable Rate, 5.33%, due 03/21/46	182,709

	Total CMBS Collateralized Debt Obligations	1,086,815

	Collateralized Loan Obligations — 13.3%

4,910,049	Crestline Denali CLO XVI Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.38%, 6.80%, due 01/20/30	4,897,155

4,075,000	Crown City CLO III, Series 21-1A, Class A1A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.43%, 6.85%, due 07/20/34	4,038,199

4,550,000	Fort Washington CLO Ltd., Series 21-2A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.48%, 6.90%, due 10/20/34	4,538,038

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Collateralized Loan Obligations — continued

159,830	Halcyon Loan Advisors Funding Ltd., Series 14-2A, Class C, 144A, Variable Rate, 3 mo. USD Term SOFR + 3.76%, 9.15%, due 04/28/25	158,753

9,507,597	Hayfin U.S. XII Ltd., Series 18-8A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.38%, 6.80%, due 04/20/31	9,475,357

12,252,592	Man GLG U.S. CLO, Series 18-1A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.40%, 6.82%, due 04/22/30	12,137,381

4,000,000	Mountain View CLO Ltd., Series 13-1A, Class BRR , 144A, Variable Rate, 3 mo. USD Term SOFR + 1.93%, 7.36%, due 10/12/30	3,956,332

5,873,884	Northwoods Capital XVII Ltd., Series 18-17A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.32%, 6.73%, due 04/22/31	5,865,620

10,000,000	Ocean Trails CLO 8, Series 20-8A, Class A1R, 144A, 3 mo. USD Term SOFR + 1.48%, 6.88%, due 07/15/34	9,933,260

9,800,000	OFSI BSL VIII Ltd., Series 17-1A, Class BR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.76%, 7.16%, due 08/16/29	9,731,204

1,083,456	OZLM VII Ltd., Series 14-7A, Class SUB, 144A, Variable Rate, 0.00, due 07/17/26	21,471

3,669,193	OZLM VII Ltd., Series 14-7RA, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.27%, 6.67%, due 07/17/29	3,663,128

12,763,484	OZLM XVIII Ltd., Series 18-18A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.28%, 6.68%, due 04/15/31	12,736,630

2,190,000	OZLM XXII Ltd., Series 18-22A, Class A2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.76%, 7.16%, due 01/17/31	2,150,966

1,297,208	Saranac CLO III Ltd., Series 14-3A, Class ALR, 144A, Variable Rate, U.S. (Fed) Prime Rate + 1.60%, 7.26%, due 06/22/30	1,296,112

3,804,480	Shackleton CLO Ltd., Series 14-5RA, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.36%, 6.74%, due 05/07/31	3,774,717

1,262,000	Signal Peak CLO 2 LLC, Series 15-1A, Class BR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.76%, 7.18%, due 04/20/29	1,262,684

3,125,691	Sound Point CLO XIX Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.26%, 6.66%, due 04/15/31	3,112,113

3,595,000	Sound Point CLO XXVIII Ltd., Series 20-3A, Class A1, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.54%, 6.92%, due 01/25/32	3,565,323

1,439,500	Sounds Point CLO IV-R Ltd., Series 13-3RA, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.41%, 6.81%, due 04/18/31	1,428,083

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Collateralized Loan Obligations — continued

8,345,573	Steele Creek CLO Ltd., Series 16-1A, Class AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.38%, 6.79%, due 06/15/31	8,286,979

608,422	Telos CLO Ltd., Series 13-3A, Class CR, 144A, Variable Rate, 3 mo. USD Term SOFR + 2.86%, 8.26%, due 07/17/26	608,664

4,972,759	Telos CLO Ltd., Series 14-5A, Class BR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.74%, 7.14%, due 04/17/28	4,960,720

4,335,500	Telos CLO Ltd., Series 14-5A, Class CR, 144A, Variable Rate, 3 mo. USD Term SOFR + 2.41%, 7.81%, due 04/17/28	4,295,054

4,962,255	Venture 32 CLO Ltd., Series 18-32A, Class A1, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.36%, 6.76%, due 07/18/31	4,915,550

5,831,200	Venture 34 CLO Ltd., Series 18-34A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.49%, 6.89%, due 10/15/31	5,786,061

1,218,910	Venture XVIII CLO Ltd., Series 14-18A, Class AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.48%, 6.88%, due 10/15/29	1,217,449

9,000,000	Venture XXIV CLO Ltd., Series 16-24A, Class BRR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.76%, 7.18%, due 10/20/28	8,851,536

5,180,959	Wellfleet CLO Ltd., Series 17-2A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.32%, 6.74%, due 10/20/29	5,173,260

1,360,000	Whitebox CLO II Ltd., Series 20-2A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.48%, 6.88%, due 10/24/34	1,355,973

7,253,900	Whitehorse XII Ltd., Series 18-12A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.51%, 6.91%, due 10/15/31	7,228,540

7,200,000	Zais CLO 15 Ltd., Series 20-15A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.61%, 7.00%, due 07/28/32	7,126,034

10,000,000	Zais CLO 18 Ltd., Series 22-18A, Class A1A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.52%, 6.90%, due 01/25/35	9,857,490

2,670,097	Zais CLO 7 Ltd., Series 17-2A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.55%, 6.95%, due 04/15/30	2,660,009

176,057	Zais CLO 8 Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.21%, 6.61%, due 04/15/29	175,958

4,470,500	Zais CLO 8 Ltd., Series 18-1A, Class B, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.71%, 7.11%, due 04/15/29	4,455,546

	Total Collateralized Loan Obligations	174,697,349

	Commercial Mortgage-Backed Securities — 19.9%

5,600,000	BAMLL Commercial Mortgage Securities Trust, Series 19-BPR, Class ANM, 144A, 3.11%, due 11/05/32	5,032,563

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Commercial Mortgage-Backed Securities — continued

11,857,600	BBCMS Mortgage Trust, Series 18-TALL, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.92%, 6.24%, due 03/15/37	10,968,275

11,037,000	BBCMS Mortgage Trust, Series 18-CHRS, Class E, 144A, Variable Rate, 4.41%, due 08/05/38	7,533,823

5,645,801	Bear Stearns Mortgage Funding Trust, Series 06-AR1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.53%, 5.88%, due 07/25/36	4,882,525

7,760,120	Benchmark Mortgage Trust, Series 18-B8, Class A5, 4.23%, due 01/15/52	7,143,671

6,240,722	Benchmark Mortgage Trust, Series 19-B11, Class A5, 3.54%, due 05/15/52	5,487,237

17,000,000	Benchmark Mortgage Trust, Series 19-B12, Class A5, 3.12%, due 08/15/52	14,859,715

3,244,000	Benchmark Mortgage Trust, Series 18-B7, Class A4, Variable Rate, 4.51%, due 05/15/53	3,037,488

7,400,000	Benchmark Mortgage Trust, Series 19-B10, Class A4, 3.72%, due 03/15/62	6,709,947

4,693,256	Benchmark Mortgage Trust, Series 19-B14, Class A5, 3.05%, due 12/15/62	4,046,106

19,000,000	Benchmark Mortgage Trust, Series 19-B15, Class A5, 2.93%, due 12/15/72	15,907,930

5,500,000	BMW Vehicle Owner Trust, Series 23-A, Class A3, 5.47%, due 02/25/28	5,524,939

6,114,652	BX Commercial Mortgage Trust, Series 21-VINO, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.77%, 6.09%, due 05/15/38	5,999,415

6,400,000	BX Commercial Mortgage Trust, Series 21-ACNT, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.96%, 6.29%, due 11/15/38	6,275,501

8,000,000	BX Commercial Mortgage Trust, Series 20-VIV4, Class A, 144A, 2.84%, due 03/09/44	6,599,194

8,000,000	BX Commercial Mortgage Trust, Series 20-VIVA, Class D, 144A, Variable Rate, 3.67%, due 03/11/44	6,367,527

8,000,000	BX Trust, Series 19-OC11, Class A, 144A, 3.20%, due 12/09/41	6,845,674

4,895,000	BX Trust, Series 19-OC11, Class C, 144A, 3.86%, due 12/09/41	4,179,712

9,000,000	BX Trust, Series 19-OC11, Class E, 144A, Variable Rate, 4.08%, due 12/09/41	7,297,029

4,446,000	Citigroup Commercial Mortgage Trust, Series 14-GC23, Class B, Variable Rate, 4.18%, due 07/10/47	4,197,551

9,352,535	Citigroup Commercial Mortgage Trust, Series 14-GC23, Class C, Variable Rate, 4.57%, due 07/10/47	8,606,901

3,031,837	COMM Mortgage Trust, Series 15-PC1, Class B, Variable Rate, 4.42%, due 07/10/50	2,778,249

15,270,667	COMM Mortgage Trust, Series 18-COR3, Class A3, 4.23%, due 05/10/51	13,973,700

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Commercial Mortgage-Backed Securities — continued

50,103	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFX, 4.88%, due 04/15/37	49,993

62,636	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFL, Variable Rate, 1 mo. USD Term SOFR + 0.36%, 5.69%, due 04/15/37	62,613

5,563,524	ELP Commercial Mortgage Trust, Series 21-ELP, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.82%, 6.14%, due 11/15/38	5,444,809

2,000,000	Grace Trust, Series 20-GRCE, Class A, 144A, 2.35%, due 12/10/40	1,547,850

5,000,000	GS Mortgage Securities Corp. II, Series 23-SHIP, Class A, 144A, Variable Rate, 4.47%, due 09/10/38	4,791,669

5,500,000	ILPT Commercial Mortgage Trust, Series 22-LPFX, Class A, 144A, 3.38%, due 03/15/32	4,489,775

3,789,820	MHC Commercial Mortgage Trust, Series 21-MHC, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.92%, 6.24%, due 04/15/38	3,744,483

6,576,196	MHC Trust, Series 21-MHC2, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.96%, 6.29%, due 05/15/38	6,460,524

12,000,000	MKT Mortgage Trust, Series 20-525M, Class A, 144A, 2.69%, due 02/12/40	8,753,114

5,000,000	MKT Mortgage Trust, Series 20-525M, Class E, 144A, Variable Rate, 3.04%, due 02/12/40 (a)	1,949,998

3,006,000	Morgan Stanley Capital I Trust, Series 19-H6, Class A4, 3.42%, due 06/15/52	2,656,257

3,000,000	Morgan Stanley Capital I Trust, Series 20-L4, Class A3, 2.70%, due 02/15/53	2,519,770

13,545,000	SMRT Commercial Mortgage Trust, Series 22-MINI, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.00%, 6.32%, due 01/15/39	13,196,564

7,130,000	Taubman Centers Commercial Mortgage Trust, Series 22-DPM, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 2.19%, 7.51%, due 05/15/37	7,058,451

5,268,100	UBS Commercial Mortgage Trust, Series 18-C9, Class A4, Variable Rate, 4.12%, due 03/15/51	4,827,170

7,933,000	UBS Commercial Mortgage Trust, Series 18-C12, Class A5, 4.30%, due 08/15/51	7,325,577

1,688,076	Velocity Commercial Capital Loan Trust, Series 22-1, Class A, 144A, Variable Rate, 3.38%, due 02/25/52	1,452,149

4,550,000	WaMu Commercial Mortgage Securities Trust, Series 06-SL1, Class E, 144A, Variable Rate, 4.96%, due 11/23/43	4,506,586

11,594,960	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class J, 144A, Variable Rate, 5.49%, due 03/23/45	9,972,596

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Commercial Mortgage-Backed Securities — continued

1,180,000	Wells Fargo Commercial Mortgage Trust, Series 18-C46, Class A4, 4.15%, due 08/15/51	1,094,442

2,704,000	Wells Fargo Commercial Mortgage Trust, Series 19-C50, Class C, 4.35%, due 05/15/52	2,117,830

2,030,000	Wells Fargo Commercial Mortgage Trust, Series 19-C51, Class A4, 3.31%, due 06/15/52	1,760,862

1,395,022	Wells Fargo Commercial Mortgage Trust, Series 18-C47, Class A4, 4.44%, due 09/15/61	1,317,102

	Total Commercial Mortgage-Backed Securities	261,354,856

	Residential Mortgage-Backed Securities — Agency — 0.3%

5,140,020	Federal National Mortgage Association REMICS, Series 20-5, Class PC, 2.50%, due 01/25/50	4,219,670

	Residential Mortgage-Backed Securities — Other — 8.4%

786,537	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. USD Term SOFR + 0.39%, 5.74%, due 02/25/36	92,367

17,663,707	American Home Mortgage Investment Trust, Series 06-2, Class 4A, Variable Rate, 1 mo. USD Term SOFR + 0.47%, 5.82%, due 02/25/36	398,765

6,000,000	AMSR Trust, Series 20-SFR5, Class A, 144A, 1.38%, due 11/17/37	5,497,960

13,743,281	BankAmerica Manufactured Housing Contract Trust, Series 98-1, Class B2, Variable Rate, 8.00%, due 08/10/25	2,816,934

4,000,087	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	3,731,927

8,834,023	BCMSC Trust, Series 99-B, Class A4, Variable Rate, 7.30%, due 12/15/29	985,600

2,928,137	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	362,082

117,703	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 5.78%, due 02/25/37	125,347

2,220,392	Conseco Finance Corp., Series 97-6, Class M1, Variable Rate, 7.21%, due 01/15/29	2,150,190

1,718,320	Conseco Finance Corp., Series 98-6, Class M1, Variable Rate, 6.63%, due 06/01/30	1,650,003

5,602,232	Conseco Finance Securitizations Corp., Series 02-2, Class M2, Variable Rate, 9.16%, due 03/01/33	5,343,252

5,623,182	Conseco Finance Securitizations Corp., Series 01-3, Class M1, Variable Rate, 7.15%, due 05/01/33	5,279,949

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

5,280,161	Conseco Finance Securitizations Corp., Series 02-1, Class M2, Variable Rate, 9.55%, due 12/01/33	5,096,253

881,539	CoreVest American Finance Ltd., Series 21-1, Class A, 144A, 1.57%, due 04/15/53	793,335

11,436,914	FirstKey Homes Trust, Series 21-SFR3, Class A, 144A, 2.14%, due 12/17/38	10,237,346

523,713	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. USD Term SOFR + 0.61%, 5.96%, due 10/25/34	500,068

1,932,756	GMACM Home Equity Loan Trust, Series 07-HE3, Class 2A1, Variable Rate, 7.00%, due 09/25/37	1,699,132

4,328,989	Home Equity Loan Trust, Series 05-HS1, Class AI4, Step Up, 5.56%, due 09/25/35	98,911

28,462,029	Home Equity Mortgage Loan Asset-Backed Trust, Series 06-A, Class A, Variable Rate, 1 mo. USD Term SOFR + 0.37%, 5.72%, due 06/25/36	533,307

8,545,367	Home Loan Trust, Series 06-HI4, Class A4, Step Up, 6.22%, due 09/25/36	2,679,760

8,996,953	Home Loan Trust, Series 07-HI1, Class A4, Step Up, 6.43%, due 03/25/37	1,447,207

3,600,292	Lehman ABS Manufactured Housing Contract Trust, Series 01-B, Class M2, Variable Rate, 7.17%, due 04/15/40	3,054,446

3,586,915	MASTR Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 5.78%, due 03/25/36	243,485

164,778	Mellon Re-REMICS Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.36%, 5.71%, due 02/26/34	145,442

1,053,150	New Century Home Equity Loan Trust, Series 03-B, Class M1, Variable Rate, 1 mo. USD Term SOFR + 1.09%, 6.43%, due 10/25/33	1,012,924

13,572,158	New Century Home Equity Loan Trust, Series 06-S1, Class A2A, Variable Rate, 1 mo. USD Term SOFR + 0.31%, 5.66%, due 03/25/36	376,585

7,741,837	New Century Home Equity Loan Trust, Series 06-S1, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.45%, 5.80%, due 03/25/36	214,721

20,640,590	New Century Home Equity Loan Trust, Series 06-S1, Class A2B, Variable Rate, 1 mo. USD Term SOFR + 0.51%, 5.86%, due 03/25/36	572,368

2,419	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 05-S3, Class M1, Variable Rate, 1 mo. USD Term SOFR + 1.01%, 6.36%, due 08/25/35	260,163

1,258,207	Oakwood Mortgage Investors, Inc., Series 98-A, Class B1, Variable Rate, 7.50%, due 05/15/28	1,205,807

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

3,960,118	Oakwood Mortgage Investors, Inc., Series 98-D, Class M1, 144A, 7.42%, due 01/15/29	3,795,256

7,060,305	Oakwood Mortgage Investors, Inc., Series 99-E, Class A1, Variable Rate, 7.61%, due 03/15/30	3,974,601

11,752,084	Oakwood Mortgage Investors, Inc., Series 00-D, Class A4, Variable Rate, 7.40%, due 07/15/30	2,425,450

5,482,527	Oakwood Mortgage Investors, Inc., Series 2001-B, Class M1, 144A, 7.92%, due 03/15/31	5,240,300

842,236	Oakwood Mortgage Investors, Inc., Series 01-D, Class A4, Variable Rate, 6.93%, due 09/15/31	433,139

419,142	Oakwood Mortgage Investors, Inc., Series 01-E, Class A3, 5.69%, due 12/15/31	402,428

2,868,246	Oakwood Mortgage Investors, Inc., Series 02-C, Class M1, Variable Rate, 6.89%, due 11/15/32	2,666,141

1,532,629	Progress Residential Trust, Series 21-SFR10, Class A, 144A, 2.39%, due 12/17/40	1,296,302

1,675,873	Towd Point Mortgage Trust, Series 17-5, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.71%, 5.51%, due 02/25/57	1,685,810

6,972,000	Towd Point Mortgage Trust, Series 17-5, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.01%, 5.51%, due 02/25/57	6,932,285

11,061,641	Tricon American Homes Trust, Series 19-SFR1, Class A, 144A, 2.75%, due 03/17/38	10,311,772

5,886,370	Tricon American Homes Trust, Series 20-SFR2, Class A, 144A, 1.48%, due 11/17/39	5,025,121

3,041,254	UCFC Manufactured Housing Contract, Series 1998-2, Class M1, 6.73%, due 10/15/29	2,771,658

5,365,309	Verus Securitization Trust, Series 22-5, Class A1, 144A, Step Up, 3.80%, due 04/25/67	4,872,766

	Total Residential Mortgage-Backed Securities — Other	110,438,665

	Residential Mortgage-Backed Securities — Performing Loans — 0.9%

2,514,182	Ajax Mortgage Loan Trust, Series 21-A, Class A1, 144A, Variable Rate, 1.07%, due 09/25/65	2,153,601

6,658,347	CSMC Trust, Series 22-NQM1, Class A1, 144A, Variable Rate, 2.27%, due 11/25/66	5,582,324

5,268,031	Verus Securitization Trust, Series 21-8, Class A1, 144A, Variable Rate, 1.82%, due 11/25/66	4,414,498

	Total Residential Mortgage-Backed Securities — Performing Loans	12,150,423

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Prime — 2.3%

7,069,092	American Home Mortgage Assets Trust, Series 06-4, Class 1A12, Variable Rate, 1 mo. USD Term SOFR + 0.32%, 5.67%, due 10/25/46	3,624,936

455,344	Bear Stearns ARM Trust, Series 05-9, Class A1, Variable Rate, 1 yr. CMT + 2.30%, 7.67%, due 10/25/35	419,100

3,686,003	CSMC Mortgage-Backed Trust, Series 07-4, Class 2A1, 6.00%, due 06/25/37	2,005,760

1,197,414	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 4.16%, due 12/25/36	997,932

855,721	IndyMac INDA Mortgage Loan Trust, Series 07-AR1, Class 1A1, Variable Rate, 3.54%, due 03/25/37	703,003

7,111,920	IndyMac INDX Mortgage Loan Trust, Series 06-AR2, Class 1A1A, Variable Rate, 1 mo. USD Term SOFR + 0.55%, 5.90%, due 04/25/46	5,694,144

1,610,758	Morgan Stanley Mortgage Loan Trust, Series 06-2, Class 6A, 6.50%, due 02/25/36	715,408

4,453,880	Structured Adjustable Rate Mortgage Loan Trust, Series 05-9, Class 2A2A, Variable Rate, 1 yr. MTA + 1.40%, 6.33%, due 05/25/35	3,561,992

679,758	WaMu Mortgage Pass-Through Certificates Trust, Series 05-AR10, Class 1A3, Variable Rate, 4.75%, due 09/25/35	602,609

885,810	WaMu Mortgage Pass-Through Certificates Trust, Series 06-AR19, Class 2A, Variable Rate, 1 yr. MTA + 1.25%, 6.18%, due 01/25/47	760,719

1,985,524	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 05-4, Class CB3, Variable Rate, 1 mo. USD Term SOFR + 0.56%, 5.50%, due 06/25/35	1,647,369

2,025,095	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 05-10, Class 4CB3, Variable Rate, 1 mo. USD Term SOFR + 0.71%, 5.75%, due 12/25/35	1,630,984

4,102,319	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 06-8, Class A5, Step Up, 4.16%, due 10/25/36	1,381,318

8,427,353	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 07-5, Class A6, 6.00%, due 06/25/37	7,229,966

	Total Residential Mortgage-Backed Securities — Prime	30,975,240

	Residential Mortgage-Backed Securities — Subprime — 1.6%

1,037,972	ABFC Trust, Series 05-AQ1, Class A5, Step Up, 4.28%, due 06/25/35	976,964

948,321	BCAP LLC Trust, Series 14-RR2, Class 11A3, 144A, Variable Rate, 7.64%, due 05/26/37	907,284

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Subprime — continued

11,562,988	Bravo Mortgage Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.71%, 6.06%, due 07/25/36	9,871,803

490,094	Carrington Mortgage Loan Trust, Series 07-RFC1, Class A3, Variable Rate, 1 mo. USD Term SOFR + 0.25%, 5.60%, due 12/25/36	466,773

936,765	CHL Mortgage Pass-Through Trust, Series 04-HYB6, Class A2, Variable Rate, 5.30%, due 11/20/34	865,575

2,401,933	First Franklin Mortgage Loan Trust, Series 06-FF12, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.22%, 5.56%, due 09/25/36	2,167,550

2,259,345	Home Equity Asset Trust, Series 06-2, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.68%, 6.03%, due 05/25/36	2,177,337

714,121	Lehman XS Trust, Series 07-15N, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 0.61%, 5.96%, due 08/25/37	647,817

2,899,686	Residential Asset Mortgage Products Trust, Series 05-RS1, Class MII2, Variable Rate, 1 mo. USD Term SOFR + 0.91%, 6.66%, due 01/25/35	2,618,776

	Total Residential Mortgage-Backed Securities — Subprime	20,699,879

	Residential Mortgage-Backed Securities — Alt-A — 2.9%

922,874	Bear Stearns ALT-A Trust, Series 04-11, Class 1M1, Variable Rate, 1 mo. USD Term SOFR + 1.01%, 6.36%, due 11/25/34	895,326

1,965,092	Bear Stearns ALT-A Trust, Series 07-1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 5.78%, due 01/25/47	1,559,696

1,698,568	Bear Stearns Asset-Backed Securities I Trust, Series 04-AC5, Class A1, Step Up, 5.75%, due 10/25/34	1,546,127

3,649,349	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 4.46%, due 07/25/36	2,037,605

246,238	Countrywide Alternative Loan Trust, Series 04-J11, Class 1CB1, 5.50%, due 11/25/34	235,528

2,332,747	Countrywide Alternative Loan Trust, Series 05-18CB, Class A8, 5.50%, due 05/25/35	2,155,692

1,531,808	Countrywide Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.81%, 6.00%, due 05/25/36	669,099

1,572,545	Countrywide Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.81%, 6.16%, due 10/25/36	657,476

4,468,580	Fieldstone Mortgage Investment Trust, Series 04-4, Class M4, Variable Rate, 1 mo. USD Term SOFR + 2.66%, 8.01%, due 10/25/35	2,849,848

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Alt-A — continued

10,760,477	GSAA Home Equity Trust, Series 06-9, Class A3, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 5.78%, due 06/25/36	2,126,679

11,693,199	GSR Mortgage Loan Trust, Series 07-OA2, Class 1A1, Variable Rate, 3.46%, due 06/25/47	6,866,466

6,421,809	HarborView Mortgage Loan Trust, Series 07-4, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 0.55%, 5.67%, due 07/19/47	5,815,247

124,817	JP Morgan Resecuritization Trust, Series 09-10, Class 7A1, 144A, Variable Rate, 5.19%, due 02/26/37	92,173

1,290,386	Merrill Lynch First Franklin Mortgage Loan Trust, Series 07-H1, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 3.11%, 8.46%, due 10/25/37	1,200,556

2,713,520	Residential Asset Securitization Trust, Series 25-A8CB, Class A6, 5.00%, due 07/25/35	1,564,661

15,289,342	Residential Asset Securitization Trust, Series 06-A7CB, Class 3A1, 6.50%, due 07/25/36	4,199,547

8,035,013	Terwin Mortgage Trust, Series 06-7, Class 2A3, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.65%, 6.00%, due 08/25/37	3,345,883

	Total Residential Mortgage-Backed Securities — Alt-A	37,817,609

	Small Balance Commercial Mortgages — 4.4%

2,606,872	Bayview Commercial Asset Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.58%, 5.92%, due 08/25/35	2,362,744

1,350,187	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.70%, 6.04%, due 01/25/36	1,220,928

1,820,668	Bayview Commercial Asset Trust, Series 06-1A, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.65%, 6.00%, due 04/25/36	1,634,382

731,868	Bayview Commercial Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.68%, 6.03%, due 04/25/36	653,890

1,004,784	Bayview Commercial Asset Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.46%, 5.80%, due 07/25/36	920,693

2,055,299	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.53%, 5.88%, due 07/25/36	1,888,658

3,312,648	Bayview Commercial Asset Trust, Series 06-3A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.49%, 5.83%, due 10/25/36	3,069,724

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Small Balance Commercial Mortgages — continued

7,906,251	Bayview Commercial Asset Trust, Series 06-SP2, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.53%, 5.88%, due 01/25/37	7,248,477

1,462,910	Bayview Commercial Asset Trust, Series 07-1, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.44%, 5.79%, due 03/25/37	1,308,353

4,874,575	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.38%, 5.73%, due 07/25/37	4,349,412

2,314,685	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.47%, 5.82%, due 07/25/37	2,038,781

1,533,362	Bayview Commercial Asset Trust, Series 08-1, Class A4, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.61%, 6.96%, due 01/25/38	1,454,033

85,799,277	FRESB Mortgage Trust, Series 20-SB76, Class X1, IO, Variable Rate, 1.28%, due 05/25/30	2,897,905

19,057,768	FRESB Mortgage Trust, Series 20-SB74, Class X1, Variable Rate, 1.22%, due 03/25/40	571,318

69,167,837	FRESB Mortgage Trust, Series 20-SB77, Class X1, IO, Variable Rate, 0.99%, due 06/25/40	1,791,793

3,500,000	Harvest Commercial Capital Loan Trust, Series 19-1, Class M5, 144A, 5.73%, due 09/25/46	2,991,940

179,601	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.11%, 6.46%, due 04/25/31	179,227

3,106,681	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-1A, Class M1, 144A, 1 mo. USD Term SOFR + 0.61%, 5.96%, due 03/25/37	2,849,068

2,075,779	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.51%, 5.86%, due 06/25/37	2,037,668

8,835,521	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-3A, Class M1, 144A, Variable Rate, 5.63%, due 10/25/37	8,559,829

5,893,903	Velocity Commercial Capital Loan Trust, Series 21-4, Class A, 144A, Variable Rate, 2.52%, due 12/26/51	4,679,937

1,653,056	Velocity Commercial Capital Loan Trust, Series 21-4, Class M3, 144A, Variable Rate, 3.81%, due 12/26/51	1,200,752

1,479,636	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class E, 144A, Variable Rate, 5.46%, due 12/27/49	1,458,189

	Total Small Balance Commercial Mortgages	57,367,701

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Federal Family Education Loan Program — 2.8%

4,431,951	AccessLex Institute, Series 04-2, Class B, Variable Rate, 90 day USD SOFR Average + 0.96%, 6.30%, due 01/25/43	3,989,340

2,701,926	Collegiate Funding Services Education Loan Trust, Series 05-B, Class B, Variable Rate, 90 day USD SOFR Average + 0.58%, 5.84%, due 03/28/35	2,349,013

5,982,657	SLC Student Loan Trust, Series 08-2, Class A4, Variable Rate, 90 day USD SOFR Average + 1.16%, 6.38%, due 06/15/21	5,885,881

7,984,521	SLM Student Loan Trust, Series 07-7, Class A4, Variable Rate, 90 day USD SOFR Average + 0.59%, 5.93%, due 01/25/22	7,746,822

11,274,264	SLM Student Loan Trust, Series 08-4, Class A4, Variable Rate, 90 day USD SOFR Average + 1.91%, 7.25%, due 07/25/22	11,255,035

5,530,314	SLM Student Loan Trust, Series 08-5, Class A4, Variable Rate, 90 day USD SOFR Average + 1.96%, 7.30%, due 07/25/23	5,521,471

	Total Student Loans — Federal Family Education Loan Program	36,747,562

	Student Loans — Private — 11.8%

1,217,410	Access Group, Inc., Series 05-A, Class B, Variable Rate, 3 mo. USD Term SOFR + 1.06%, 6.44%, due 07/25/34	1,186,422

8,392,145	KeyCorp Student Loan Trust, Series 05-A, Class 2C, Variable Rate, 3 mo. USD Term SOFR + 1.56%, 6.95%, due 12/27/38	7,763,170

796,457	KeyCorp Student Loan Trust, Series 06-A, Class 2B, Variable Rate, 3 mo. USD Term SOFR + 0.74%, 6.13%, due 12/27/41	794,993

5,063,035	KeyCorp Student Loan Trust, Series 04-A, Class 2D, Variable Rate, U.S. (Fed) Prime Rate + 1.25%, 6.90%, due 07/28/42	4,676,962

8,775,000	National Collegiate Commutation Trust, Series 07-3, Class A3R4, 144A, Variable Rate, 7-DayAuct + 0.00%, 8.64%, due 03/31/38 (b)	2,018,250

7,625,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R7, Variable Rate, 28-DayAuct + 0.00%, 8.07%, due 03/25/38 (b)	1,753,750

3,378,343	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.42%, 5.77%, due 05/25/32	3,241,060

5,569,966	National Collegiate Student Loan Trust, Series 07-2, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.40%, 5.75%, due 01/25/33	5,182,116

7,904,727	National Collegiate Student Loan Trust, Series 06-1, Class A5, Variable Rate, 1 mo. USD Term SOFR + 0.46%, 5.81%, due 03/25/33	7,453,569

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Private — continued

2,926,305	National Collegiate Student Loan Trust, Series 05-2, Class A51, Variable Rate, 1 mo. USD Term SOFR + 0.48%, 5.83%, due 06/25/33	2,784,458

16,577,782	National Collegiate Student Loan Trust, Series 07-1, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.42%, 5.76%, due 10/25/33	15,550,900

2,933,221	National Collegiate Student Loan Trust, Series 04-2, Class B, Variable Rate, 1 mo. USD Term SOFR + 0.65%, 6.00%, due 12/26/33	2,850,264

25,000	National Collegiate Student Loan Trust, Series 07-3, Class A3A4, Variable Rate, 8.96%, due 03/25/38 (a)	19,000

75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 8.96%, due 03/25/38 (a)	57,000

3,676,900	Navient Private Education Refi Loan Trust, Series 22-A, Class A, 144A, 2.23%, due 07/15/70	3,183,845

2,500,000	Navient Student Loan Trust, Series 2023-BA, Class A1B, 144A, 30 day USD SOFR Average + 1.70%, 7.01%, due 03/15/72	2,500,014

2,668,875	Nelnet Student Loan Trust, Series 21-A, Class APT1, 144A, 1.36%, due 04/20/62	2,368,872

2,964,000	SLM Private Credit Student Loan Trust, Series 03-A, Class A3, Variable Rate, 8.94%, due 06/15/32 (b)	2,949,180

5,400,350	SLM Private Credit Student Loan Trust, Series 03-C, Class C, Variable Rate, 3 mo. USD Term SOFR + 1.86%, 7.27%, due 09/15/32	1,573,010

1,450,000	SLM Private Credit Student Loan Trust, Series 03-C, Class A3, Variable Rate, 8.94%, due 09/15/32 (b)	1,442,750

3,892,381	SLM Private Credit Student Loan Trust, Series 04-A, Class A3, Variable Rate, 3 mo. USD Term SOFR + 0.66%, 6.07%, due 06/15/33	3,835,153

9,088,975	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. USD Term SOFR + 0.69%, 6.10%, due 09/15/33	8,875,064

6,709,556	SLM Private Credit Student Loan Trust, Series 05-A, Class A4, Variable Rate, 3 mo. USD Term SOFR + 0.57%, 5.98%, due 12/15/38	6,512,072

18,291,035	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. USD Term SOFR + 0.55%, 5.96%, due 06/15/39	17,602,849

11,195,700	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. USD Term SOFR + 0.59%, 6.00%, due 06/15/39	10,847,854

1,962,795	SLM Private Credit Student Loan Trust, Series 06-BW, Class A5, Variable Rate, 3 mo. USD Term SOFR + 0.46%, 5.87%, due 12/15/39	1,880,167

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Private — continued

8,697,491	SLM Private Credit Student Loan Trust, Series 06-B, Class A5, Variable Rate, 3 mo. USD Term SOFR + 0.53%, 5.94%, due 12/15/39	8,357,196

2,672,291	SLM Private Credit Student Loan Trust, Series 06-C, Class C, Variable Rate, 3 mo. USD Term SOFR + 0.65%, 6.06%, due 12/15/39	2,457,213

15,501,240	SLM Private Credit Student Loan Trust, Series 07-A, Class A4A, Variable Rate, 3 mo. USD Term SOFR + 0.50%, 5.91%, due 12/16/41	15,061,650

1,000	SMB Private Education Loan Trust, Series 23-B, Class R, 144A, 0.00, due 10/16/56 (a)	994,316

1,404,375	South Carolina Student Loan Corp., Series 15-A, Class A, Variable Rate, 1 mo. USD Term SOFR + 1.61%, 6.96%, due 01/25/36	1,402,475

8,300,400	Towd Point Asset Trust, Series 18-SL1, Class B, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.16%, 6.51%, due 01/25/46	8,148,451

	Total Student Loans — Private	155,324,045

	Total Asset-Backed Securities	956,692,135

	Corporate Debt — 0.2%

	Residential REITs — 0.2%

4,000,000	Hudson Pacific Properties LP, 3.25%, due 01/15/30	2,683,126

	Total Corporate Debt	2,683,126

	U.S. Government — 4.5%

1,900,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield - 0.08%, 5.28%, due 04/30/24	1,899,412

47,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.04%, 5.39%, due 07/31/24 (c)	47,001,578

10,300,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17%, 5.52%, due 10/31/25 (c)	10,293,809

	Total U.S. Government	59,194,799

	U.S. Government Agency — 7.6%

380,000	Government National Mortgage Association, TBA, 3.00%, due 12/20/53	328,675

7,500,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.10%, 5.41%, due 09/04/24	7,500,766

4,199,698	Federal National Mortgage Association, 4.00%, due 05/01/52	3,816,199

600,000	Government National Mortgage Association, TBA, 3.50%, due 12/20/53	536,283

400,000	Government National Mortgage Association, TBA, 4.00%, due 12/20/53	368,430

Par Value† / Shares	Description	Value ($)

	U.S. Government Agency — continued

760,000	Government National Mortgage Association, TBA, 4.50%, due 12/20/53	718,700

720,000	Government National Mortgage Association, TBA, 5.00%, due 12/20/53	699,347

610,000	Government National Mortgage Association, TBA, 5.50%, due 12/20/53	605,511

1,481,250	Morocco Government AID Bonds, Variable Rate, 6 mo. LIBOR -0.02%, 5.65%, due 02/01/25 (b)	1,470,327

2,171,755	Morocco Government AID Bonds, Variable Rate, U.S. (Fed) Prime Rate + 0.15%, 0.00%, due 10/29/26 (b)	2,138,757

330,000	Uniform Mortgage-Backed Security, TBA, 4.00%, due 12/01/38	317,198

330,000	Uniform Mortgage-Backed Security, TBA, 4.50%, due 12/01/38	321,772

2,570,000	Uniform Mortgage-Backed Security, TBA, 5.00%, due 12/01/53	2,473,014

41,640,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 12/01/53	41,028,010

37,680,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 12/01/53	37,784,617

	Total U.S. Government Agency	100,107,606

	TOTAL DEBT OBLIGATIONS (COST $1,222,989,865)	1,118,677,666

	MUTUAL FUNDS — 0.8%

	United States — 0.8%

	Affiliated Issuers — 0.8%

2,183,242	GMO U.S. Treasury Fund	10,916,211

	TOTAL MUTUAL FUNDS (COST $11,003,541)	10,916,211

	SHORT-TERM INVESTMENTS — 18.9%

	Repurchase Agreements — 17.5%

230,035,523	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated, 11/30/23 maturing on 12/01/23 with a maturity value of $230,069,581 and an effective yield of 5.33%, collateralized by a U.S. Treasury Note with maturity date 09/30/26 and a market value of $234,033,926.	230,035,523

	Money Market Funds — 1.4%

18,488,355	State Street Institutional Treasury Money Market Fund – Premier Class, 5.31% (d)	18,488,355

	TOTAL SHORT-TERM INVESTMENTS (COST $248,523,878)	248,523,878

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

PURCHASED OPTIONS — 0.0%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Options on Credit Default Swaps - Puts — 0.0%
CDX.NA.HY.S41	GS	101.00%	12/20/23	USD 16,327,000	Fixed Spread	Pay	16,150
iTraxx Europe S39	JPM	75.00%	12/20/23	EUR 79,000,000	Fixed Spread	Pay	9,594
CDX.NA.HY.S41	CITI	103.50%	02/21/24	USD 12,123,000	Fixed Spread	Pay	156,166
CDX.NA.HY.S41	JPM	104.00%	02/21/24	USD 12,135,000	Fixed Spread	Pay	190,438
CDX.NA.IG.S41	CITI	67.50%	02/21/24	USD 81,400,000	Fixed Spread	Pay	141,471

Total Options on Credit Default Swaps - Puts	513,819

TOTAL PURCHASED OPTIONS (COST $1,077,790)	513,819

TOTAL INVESTMENTS — 104.8% (Cost $1,483,595,074)	1,378,631,574

Other Assets and Liabilities (net) — (4.8)%	(63,588,337)

TOTAL NET ASSETS — 100.0%	$1,315,043,237

A summary of outstanding financial instruments at November 30, 2023 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/17/2024	DB	USD	208,420	EUR	192,000	989
01/17/2024	BCLY	EUR	3,546,200	USD	3,755,178	(112,565)

						$(111,576)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
39	U.S. Long Bond (CBT)	March 2024	4,541,063	21,775
57	U.S. Treasury Note 10 Yr. (CBT)	March 2024	6,258,422	28,722
807	U.S. Treasury Note 2 Yr. (CBT)	March 2024	164,999,977	510,949
894	U.S. Treasury Note 5 Yr. (CBT)	March 2024	95,525,297	446,312
128	U.S. Treasury Ultra 10 Yr. (CBT)	March 2024	14,530,000	53,580

			$285,854,759	$1,061,338

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
1	U.S. Ultra Bond (CBT)	March 2024	$123,000	$(521)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps - Puts
iTraxx Europe S39	JPM	95.00%	12/20/23	EUR	(79,000,000)	Fixed Spread	Pay	(6,025)
CDX.NA.IG.S41	JPM	95.00%	12/20/23	USD	(35,780,000)	Fixed Spread	Pay	(1,468)
CDX.NA.IG.S41	GS	100.00%	12/20/23	USD	(47,706,000)	Fixed Spread	Pay	(1,852)
CDX.NA.HY.S41	GS	97.00%	12/20/23	USD	(24,490,000)	Fixed Spread	Pay	(7,914)
CDX.NA.IG.S41	CITI	85.00%	02/21/24	USD	(122,100,000)	Fixed Spread	Pay	(71,285)
CDX.NA.HY.S41	CITI	99.00%	02/21/24	USD	(12,123,000)	Fixed Spread	Pay	(32,749)
CDX.NA.HY.S41	JPM	99.50%	02/21/24	USD	(20,225,000)	Fixed Spread	Pay	(63,258)

				Total Written Options On Credit Default Swaps — Puts				(184,551)

				TOTAL WRITTEN OPTIONS (Premiums $545,086)				$(184,551)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HY.S39	USD	3,920,000	5.00%	3.67%	N/A	12/20/2027	Quarterly	(78,499)	(176,519)	(98,020)
iTraxx Europe Crossover S38	EUR	14,207,904	5.00%	2.77%	N/A	12/20/2027	Quarterly	(290,426)	(1,218,618)	(928,192)
CDX.NA.IG.S41	USD	113,486,000	1.00%	0.63%	N/A	12/20/2028	Quarterly	(1,270,753)	(1,917,573)	(646,820)

								$(1,639,678)	$(3,312,710)	$(1,673,032)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HY.S31	CITI	USD	3,941,000	5.00%	0.07%	N/A	12/20/2023	Quarterly	(15,370)	(10,571)	4,799
CDX.NA.HY.S31	CITI	USD	4,025,000	5.00%	0.07%	N/A	12/20/2023	Quarterly	41,458	(10,796)	(52,254)
CDX.NA.HY.S31	CITI	USD	7,055,000	5.00%	0.07%	N/A	12/20/2023	Quarterly	44,878	(18,923)	(63,801)
CDX.NA.HY.S33	CITI	USD	8,140,000	5.00%	2.09%	N/A	12/20/2024	Quarterly	(196,490)	(243,466)	(46,976)
CDX.NA.HY.S33	GS	USD	5,355,000	5.00%	2.09%	N/A	12/20/2024	Quarterly	121,559	(160,167)	(281,726)
CMBX.NA.A.7	CGMI	USD	1,420,000	2.00%	139.40%	N/A	01/17/2047	Monthly	89,176	82,531	(6,645)
CMBX.NA.A.7	CGMI	USD	10,000,000	2.00%	139.40%	N/A	01/17/2047	Monthly	593,750	581,205	(12,545)
CMBX.NA.A.7	GS	USD	2,840,000	2.00%	139.40%	N/A	01/17/2047	Monthly	156,358	165,062	8,704
CMBX.NA.AS.7	BOA	USD	4,505,000	1.00%	5.64%	N/A	01/17/2047	Monthly	47,351	3,299	(44,052)
CMBX.NA.AS.7	DB	USD	7,608,000	1.00%	5.64%	N/A	01/17/2047	Monthly	(119,899)	5,572	125,471
CMBX.NA.AS.7	DB	USD	16,677,794	1.00%	5.64%	N/A	01/17/2047	Monthly	197,705	12,214	(185,491)
CMBX.NA.AS.7	GS	USD	4,400,000	1.00%	5.64%	N/A	01/17/2047	Monthly	112,812	3,222	(109,590)
CMBX.NA.AS.7	MORD	USD	13,270,000	1.00%	5.64%	N/A	01/17/2047	Monthly	205,783	9,719	(196,064)
CMBX.NA.AA.11	CGMI	USD	4,000,000	1.50%	2.21%	N/A	11/18/2054	Monthly	(6,041)	96,466	102,507
CMBX.NA.AA.11	CGMI	USD	4,626,000	1.50%	2.21%	N/A	11/18/2054	Monthly	(63,741)	111,563	175,304
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	2.21%	N/A	11/18/2054	Monthly	(67,280)	111,527	178,807
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	2.21%	N/A	11/18/2054	Monthly	(61,372)	111,527	172,899
CMBX.NA.BBB-.11	CGMI	USD	5,752,000	3.00%	9.66%	N/A	11/18/2054	Monthly	1,213,313	1,139,615	(73,698)
CMBX.NA.A.8	CGMI	USD	5,000,000	2.00%	8.19%	N/A	10/17/2057	Monthly	262,500	240,485	(22,015)
CMBX.NA.A.8	GS	USD	8,892,000	2.00%	8.19%	N/A	10/17/2057	Monthly	150,185	427,679	277,494

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps — continued

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
CMBX.NA.A.8	MORD	USD	2,000,000	2.00%	8.19%	N/A	10/17/2057	Monthly	107,500	96,194	(11,306)
CMBX.NA.BBB-.8	GS	USD	1,444,000	3.00%	25.45%	N/A	10/17/2057	Monthly	216,864	235,778	18,914
CMBX.NA.BBB-.8	GS	USD	4,224,000	3.00%	25.45%	N/A	10/17/2057	Monthly	400,908	689,700	288,792
CMBX.NA.BBB-.8	MSCI	USD	2,366,000	3.00%	25.45%	N/A	10/17/2057	Monthly	458,412	386,323	(72,089)
CMBX.NA.BBB-.8	MSCI	USD	3,153,000	3.00%	25.45%	N/A	10/17/2057	Monthly	665,756	514,826	(150,930)
CMBX.NA.BBB-.9	DB	USD	1,184,200	3.00%	16.51%	N/A	09/17/2058	Monthly	143,660	242,368	98,708
CMBX.NA.BBB-.9	GS	USD	1,752,000	3.00%	16.51%	N/A	09/17/2058	Monthly	402,960	358,578	(44,382)
CMBX.NA.BBB-.9	MORD	USD	5,116,800	3.00%	16.51%	N/A	09/17/2058	Monthly	584,727	1,047,244	462,517
CMBX.NA.AA.12	GS	USD	6,974,000	1.50%	2.26%	N/A	08/17/2061	Monthly	(61,732)	215,903	277,635
CMBX.NA.A.6	CGMI	USD	15,000,000	2.00%	91.78%	N/A	05/11/2063	Monthly	750,470	800,633	50,163
CMBX.NA.AA.6	GS	USD	4,703,648	1.50%	48.93%	N/A	05/11/2063	Monthly	34,885	80,409	45,524
CMBX.NA.BBB-.6	CGMI	USD	4,274,000	3.00%	32.92%	N/A	05/11/2063	Monthly	1,357,351	262,707	(1,094,644)
CMBX.NA.A.15	CGMI	USD	5,000,000	2.00%	3.73%	N/A	11/18/2064	Monthly	600,000	493,546	(106,454)
CMBX.NA.A.14	GS	USD	2,682,000	2.00%	4.02%	N/A	12/16/2072	Monthly	349,769	277,227	(72,542)
CMBX.NA.AA.13	CGMI	USD	2,000,000	1.50%	2.35%	N/A	12/16/2072	Monthly	147,237	82,817	(64,420)
CMBX.NA.AA.13	CGMI	USD	3,000,000	1.50%	2.35%	N/A	12/16/2072	Monthly	138,948	124,226	(14,722)
CMBX.NA.BBB-.14	CGMI	USD	5,933,500	3.00%	8.35%	N/A	12/16/2072	Monthly	1,676,214	1,425,894	(250,320)
CMBX.NA.BBB-.14	GS	USD	1,360,000	3.00%	8.35%	N/A	12/16/2072	Monthly	340,000	326,825	(13,175)
Sell Protection:
CDX.NA.HY.S31	CITI	USD	2,866,000	5.00%	0.07%	2,866,000 USD	12/20/2023	Quarterly	293,765	7,687	(286,078)
CDX.NA.HY.S31	CITI	USD	4,657,000	5.00%	0.07%	4,657,000 USD	12/20/2023	Quarterly	492,478	12,491	(479,987)
CDX.NA.HY.S31	CITI	USD	8,050,000	5.00%	0.07%	8,050,000 USD	12/20/2023	Quarterly	539,350	21,592	(517,758)
CDX.NA.HY.S33	CITI	USD	4,201,343	5.00%	0.10%	4,201,343 USD	12/20/2024	Quarterly	444,572	211,919	(232,653)
CDX.NA.HY.S33	CITI	USD	10,598,036	5.00%	0.10%	10,598,035 USD	12/20/2024	Quarterly	1,827,631	534,572	(1,293,059)
CDX.NA.HY.S33	GS	USD	25,937,869	5.00%	0.10%	25,937,869 USD	12/20/2024	Quarterly	5,736,853	1,308,324	(4,428,529)
CDX.NA.HY.S33	JPM	USD	10,394,872	5.00%	0.10%	10,394,872 USD	12/20/2024	Quarterly	1,704,759	524,325	(1,180,434)
CDX.NA.HY.S33	MORD	USD	2,800,896	5.00%	0.10%	2,800,895 USD	12/20/2024	Quarterly	482,034	141,279	(340,755)
iTraxx Europe Crossover S38	JPM	EUR	25,920,000	5.00%	0.51%	25,920,000 EUR	12/20/2027	Quarterly	4,389,263	4,648,214	258,951
CDX.NA.HY.S41	GS	USD	3,600,000	5.00%	2.96%	3,600,000 USD	12/20/2028	Quarterly	103,460	323,527	220,067
CMBX.NA.AA.7	CGMI	USD	5,000,000	1.50%	98.31%	5,000,000 USD	01/17/2047	Monthly	(125,000)	(144,314)	(19,314)
CMBX.NA.A.9	CGMI	USD	2,500,000	2.00%	8.25%	2,500,000 USD	09/17/2058	Monthly	(74,374)	(254,635)	(180,261)
CMBX.NA.A.9	GS	USD	4,158,800	2.00%	8.25%	4,158,800 USD	09/17/2058	Monthly	54,550	(423,590)	(478,140)
CMBX.NA.AAA.10	GS	USD	7,540,000	0.50%	0.63%	7,540,000 USD	11/17/2059	Monthly	68,960	(26,121)	(95,081)
CMBX.NA.AAA.15	CGMI	USD	10,000,000	0.50%	0.90%	10,000,000 USD	11/18/2064	Monthly	(373,108)	(247,718)	125,390
CMBX.NA.AAA.15	GS	USD	2,825,000	0.50%	0.90%	2,825,000 USD	11/18/2064	Monthly	(43,464)	(69,980)	(26,516)
CMBX.NA.AAA.14	MORD	USD	10,000,000	0.50%	0.84%	10,000,000 USD	12/16/2072	Monthly	(301,880)	(190,581)	111,299

									$26,240,413	$16,695,952	$(9,544,461)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2023, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity.

The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Markit iBoxx USD Liquid Investment Grade Index	SOFR	MSCI	USD	26,790,000	12/20/2023	Quarterly	$(16)	$(694,772)	$(694,756)

As of November 30, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Investment valued using significant unobservable inputs.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(d)	The rate disclosed is the 7 day net yield as of November 30, 2023.

The rates shown on variable rate notes are the current interest rates at November 30, 2023, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CLO - Collateralized Loan Obligation

CMBS - Commercial Mortgage Backed Security

CMT - Constant Maturity Treasury

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

IO - Interest Only

LIBOR - London Interbank Offered Rate

MTA - Monthly Treasury Average Index

SOFR - Secured Overnight Financing Rate

STEP - Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2023.

TBA - To Be Announced - Delayed Delivery Security

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

EUR - Euro

USD - United States Dollar

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 9.7%

	U.S. Government — 9.7%

33,753,210	U.S. Treasury Inflation-Indexed Notes, 0.63%, due 01/15/24	33,476,988

16,779,566	U.S. Treasury Inflation-Indexed Notes, 0.50%, due 04/15/24	16,512,797

	Total U.S. Government	49,989,785

	TOTAL DEBT OBLIGATIONS (COST $50,206,813)	49,989,785

	SHORT-TERM INVESTMENTS — 92.1%

	U.S. Government — 61.0%

12,202,000	U.S. Treasury Bills, 5.31%, due 02/01/24 (a)	12,091,490

12,000,000	U.S. Treasury Bills, 5.31%, due 02/01/24 (a)	11,891,319

30,828,000	U.S. Treasury Bills, 5.34%, due 03/14/24 (a)	30,363,114

68,162,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.20%, 5.55%, due 01/31/25	68,247,508

50,500,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.17%, 5.52%, due 04/30/25	50,533,094

91,897,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.13%, 5.48%, due 07/31/25	91,837,213

23,870,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17%, 5.52%, due 10/31/25	23,855,651

26,877,000	U.S. Treasury Notes, 1.50%, due 09/30/24	26,063,341

	Total U.S. Government	314,882,730

	U.S. Government Agency — 6.6%

10,000,000	Federal Home Loan Banks, 5.23%, due 03/22/24	9,995,248

20,000,000	Federal Home Loan Banks, 5.55%, due 08/12/24	19,983,465

4,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.10%, 5.41%, due 09/04/24	4,000,408

	Total U.S. Government Agency	33,979,121

	Repurchase Agreements — 24.5%

100,011,572	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated, 11/30/23 maturing on 12/01/23 with a maturity value of $101,492,299 and an effective yield of 5.33%, collateralized by a U.S. Treasury Note with maturity date 09/30/26 and a market value of $101,749,942.	100,011,572

Par Value† / Shares	Description	Value ($)

	Repurchase Agreements — continued

26,393,850	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated, 11/30/23 maturing on 12/01/23 with a maturity value of $26,786,092 and an effective yield of 5.35%, collateralized by a U.S. Treasury Note with maturity date 04/30/27 and a market value of $26,862,732.	26,393,850

	Total Repurchase Agreements	126,405,422

	Money Market Funds — 0.0%

201,441	State Street Institutional Treasury Plus Money Market Fund – Premier Class, 5.31% (b)	201,441

	TOTAL SHORT-TERM INVESTMENTS (COST $475,379,142)	475,468,714

	TOTAL INVESTMENTS — 101.8% (Cost $525,585,955)	525,458,499

	Other Assets and Liabilities (net) — (1.8)%	(9,129,334)

	TOTAL NET ASSETS — 100.0%	$516,329,165

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate shown represents yield-to-maturity.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2023.

Portfolio Abbreviations:

SOFR - Secured Overnight Financing Rate

Organization

Each of Asset Allocation Bond Fund, Emerging Country Debt Fund, High Yield Fund, Multi-Sector Fixed Income Fund, Opportunistic Income Fund and U.S. Treasury Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest without limitation in other GMO Funds (“underlying funds”). In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), some of the Funds may invest in Emerging Country Debt Fund, Opportunistic Income Fund and U.S. Treasury Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2023, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; certain loan assignments valued using a vendor price of a comparable loan; certain investment funds whose valuations are based on monthly net asset value statements; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price and potential litigation recoveries and interests related to bankruptcy proceedings.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$5,006,272	$—	$—	$5,006,272

TOTAL DEBT OBLIGATIONS	5,006,272	—	—	5,006,272

Short-Term Investments	1,342,515	35,820,552	—	37,163,067

Total Investments	6,348,787	35,820,552	—	42,169,339

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	64,674	—	64,674
Futures Contracts
Interest Rate Risk	594,685	—	—	594,685

Total	$6,943,472	$35,885,226	$—	$42,828,698

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$6,668,386	$—	$6,668,386
Corporate Debt	—	116,345,182	15,187,437	131,532,619
Sovereign and Sovereign Agency Issuers	—	2,076,826,693	175,400,111	2,252,226,804
U.S. Government	8,934,352	—	—	8,934,352

TOTAL DEBT OBLIGATIONS	8,934,352	2,199,840,261	190,587,548	2,399,362,161

Loan Assignments	—	—	24,068,871	24,068,871
Loan Participations	—	—	10,328,436	10,328,436
Investment Funds	—	—	14,687,381	14,687,381
Rights/Warrants	—	13,769,793	5,365,642	19,135,435
Short-Term Investments	6,425,285	51,999,743	—	58,425,028

Total Investments	15,359,637	2,265,609,797	245,037,878	2,526,007,312

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	59,343	—	59,343
Options
Credit Risk	—	—	204,890	204,890
Swap Contracts
Credit Risk	—	9,557,478	—	9,557,478
Interest Rate Risk	—	2,867,340	—	2,867,340

Total	$15,359,637	$2,278,093,958	$245,242,768	$2,538,696,363

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(8,966,074)	$—	$(8,966,074)
Swap Contracts
Credit Risk	—	(1,961,943)	—	(1,961,943)
Interest Rate Risk	—	(7,840,558)	—	(7,840,558)

Total	$—	$(18,768,575)	$—	$(18,768,575)

Description	Level 1	Level 2	Level 3	Total
High Yield Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$16,357,121	$—	$16,357,121
U.S. Government	45,671,234	—	—	45,671,234

TOTAL DEBT OBLIGATIONS	45,671,234	16,357,121	—	62,028,355

Short-Term Investments	2,270,325	100,617,869	—	102,888,194

Total Investments	47,941,559	116,974,990	—	164,916,549

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	295,715	—	295,715
Futures Contracts
Interest Rate Risk	109,816	—	—	109,816
Swap Contracts
Credit Risk	—	1,228,375	—	1,228,375
Interest Rate Risk	—	3,082,981	—	3,082,981

Total	$48,051,375	$121,582,061	$—	$169,633,436

Multi-Sector Fixed Income Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$16,388,194	$—	$16,388,194
Defeased Securities – Asset-Backed	—	33,289,691	—	33,289,691
U.S. Government	4,348,809	—	—	4,348,809
U.S. Government Agency	—	19,300,091	—	19,300,091

TOTAL DEBT OBLIGATIONS	4,348,809	68,977,976	—	73,326,785

Mutual Funds	24,417,093	—	—	24,417,093
Short-Term Investments	319,152	11,999,169	—	12,318,321

Total Investments	29,085,054	80,977,145	—	110,062,199

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	478,179	—	478,179
Futures Contracts
Interest Rate Risk	165,352	—	—	165,352
Swap Contracts
Interest Rate Risk	—	2,226,845	—	2,226,845

Total	$29,250,406	$83,682,169	$—	$112,932,575

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(638,639)	$—	$(638,639)
Swap Contracts
Interest Rate Risk	—	(2,196,050)	—	(2,196,050)

Total	$—	$(2,834,689)	$—	$(2,834,689)

Description	Level 1	Level 2	Level 3	Total
Opportunistic Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$945,507,891	$11,184,244	$956,692,135
Corporate Debt	—	2,683,126	—	2,683,126
U.S. Government	59,194,799	—	—	59,194,799
U.S. Government Agency	7,500,766	88,997,756	3,609,084	100,107,606

TOTAL DEBT OBLIGATIONS	66,695,565	1,037,188,773	14,793,328	1,118,677,666

Mutual Funds	10,916,211	—	—	10,916,211
Short-Term Investments	18,488,355	230,035,523	—	248,523,878
Purchased Options	—	513,819	—	513,819

Total Investments	96,100,131	1,267,738,115	14,793,328	1,378,631,574

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	989	—	989
Futures Contracts
Interest Rate Risk	1,061,338	—	—	1,061,338
Swap Contracts
Credit Risk	—	18,496,814	—	18,496,814

Total	$97,161,469	$1,286,235,918	$14,793,328	$1,398,190,715

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(112,565)	$—	$(112,565)
Futures Contracts
Interest Rate Risk	(521)	—	—	(521)
Written Options
Credit Risk	—	(184,551)	—	(184,551)
Swap Contracts
Credit Risk	—	(5,113,572)	—	(5,113,572)
Interest Rate Risk	—	(694,772)	—	(694,772)

Total	$(521)	$(6,105,460)	$—	$(6,105,981)

U.S. Treasury Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$—	$49,989,785	$—	$49,989,785

TOTAL DEBT OBLIGATIONS	—	49,989,785	—	49,989,785

Short-Term Investments	318,700,178	156,768,536	—	475,468,714

Total Investments	318,700,178	206,758,321	—	525,458,499

Total	$318,700,178	$206,758,321	$—	$525,458,499

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for bond forward contracts and forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

As of November 30, 2023, under U.S. GAAP the following Funds require additional disclosures about fair value measurements for Level 3 securities and derivatives, if any (determined by each category or asset or liability as compared to a Fund’s net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Emerging Country Debt Fund’s Level 3 holdings also include the Republic of Albania Par Bond, due 8/31/25, which is valued by applying a 140 basis point spread to the yield of the U.S. Treasury Strip Principal, due 8/15/25, Empresa Nacional de Electricidad SA, due 2/01/97 which is valued based on the average of a selection of comparable bonds and applying a 200 basis point discount for liquidity considerations and Meridiam Eastern Europe Investment S.à.r.l. Loan Agreement, due 6/23/28, which is valued based on a more liquid loan participation’s price. Opportunistic Income Fund’s Level 3 holdings also consists of one asset-backed security that was priced based on market trades.

The following is a reconciliation of securities and derivatives, if any, for Funds in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2023	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of November 30, 2023	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2023
Emerging Country Debt Fund
Debt Obligations
Corporate Debt	$15,471,486	$—	$—	$(1,295)	$—	$(282,754)	$—	$—	$15,187,437	$(282,753)
Sovereign and Sovereign Agency Issuers	197,198,523	844,728	(9,575,305)	3,092,357	(4,034,965)	30,550,710	—	(42,675,937)‡	175,400,111	30,427,344
Investment Funds	7,035,403	9,300,000	(4,166,249)	—	577,819	1,940,408	—	—	14,687,381	1,940,408
Loan Assignments	32,811,159	—	(10,516,000)	609,075	(262,788)	1,427,425	—	—	24,068,871	1,427,425
Loan Participations	21,513,110	3,374,919	(10,694,555)	(3,056,666)	(1,468,534)	660,162	—	—	10,328,436	(1,174,467)
Rights/Warrants	3,216,316	50,928	—	16,661	—	2,081,737	—	—	5,365,642	2,081,737

Total Investments	277,245,997	13,570,575	(34,952,109)	660,132	(5,188,468)	36,377,688	—	(42,675,937)	245,037,878	34,419,694

Derivatives
Options	301,675	—	—	—	(378,334)	281,549	—	—	204,890	281,549

Total	$277,547,672	$13,570,575	$(34,952,109)#	$660,132	$(5,566,802)	$36,659,237	$—	$(42,675,937)	$245,242,768	$34,701,243

Opportunistic Income Fund
Debt Obligations
Asset-Backed Securities	$10,846,895	$2,648,281	$(1,881,750)	$158,996	$(290,212)	$(297,966)	$—	$—	$11,184,244	$(630,305)
U.S. Government Agency	5,263,033	—	(1,674,494)	—	17,467	3,078	—	—	3,609,084	7,680

Total	$16,109,928	$2,648,281	$(3,556,244)##	$158,996	$(272,745)	$(294,888)	$—	$—	$14,793,328	$(622,625)

‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.
#	Includes $18,397,498 of proceeds received from partial calls and/or principal paydowns as applicable.
##	Includes $1,674,494 of proceeds received from partial calls and/or principal paydowns as applicable.

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended November 30, 2023.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Emerging Country Debt Fund
Sovereign and Sovereign Agency Issuers	40,944,859	Fair Value	Discount for lack of liquidity/marketability	1.40% - 1.60% (1.42%)
Sovereign and Sovereign Agency Issuers	9,435	Fair Value	Discount for lack of liquidity/marketability	99% (N/A)
Corporate Debt	15,187,437	Fair Value	Discount for lack of liquidity/marketability	2.00% (N/A)
Loan Assignments and Participations	15,823,599	Fair Value	Discount for lack of liquidity/marketability	5.00%-6.00% (5.00%)
Loan Assignments and Participations	116	Fair Value	Vendor price of comparable loan	N/A
Warrants	297,713	Fair Value	Discount for lack of liquidity/marketability	50% (N/A)
Options	204,890	Fair Value	Probability of CDS threshold event	<5% (N/A)
Investment Funds	14,687,381	Fair Value	Net asset value statement	N/A
Opportunistic Income Fund
Asset-Backed Securities	8,163,930	Fair Value	Broker mark of comparable bond	N/A
Government Agency	3,609,084	Fair Value	Discount for lack of liquidity/marketabilty	1.25% (N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of November 30, 2023, the value of these securities and/or derivatives for Emerging Country Debt Fund and Opportunistic Income Fund was $158,087,338 and $3,020,314, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended November 30, 2023 is set forth below:

Affiliate	Value, beginning of period		Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Emerging Country Debt Fund
Bona Fide Investment Holdings II LLC	$—		$9,300,000	$—	$—	$—	$—	$1,641,776	$10,941,776
Bona Fide Investments Feeder LLC	—	#	—	4,166,249	—	—	577,819	962,190	3,745,605
GMO U.S. Treasury Fund	67,529,288		—	67,584,457	1,101,569	—	(176,570)	231,739	—

Totals	$67,529,288		$9,300,000	$71,750,706	$1,101,569	$—	$401,249	$2,835,705	$14,687,381

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Multi-Sector Fixed Income Fund
GMO Emerging Country Debt Fund, Class VI	$4,374,928	$—	$—	$41,346	$—	$—	$396,370	$4,771,298
GMO Opportunistic Income Fund, Class VI	23,494,304	—	4,500,000	262,435	—	(332,186)	983,677	19,645,795

Totals	$27,869,232	$—	$4,500,000	$303,781	$—	$(332,186)	$1,380,047	$24,417,093

Opportunistic Income Fund
GMO U.S. Treasury Fund	$10,894,378	$—	$—	$427,347	$—	$—	$21,833	$10,916,211

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2023 through November 30, 2023. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2024.

#	Security was not an affiliate at the beginning of the period.

Subsequent events

Subsequent to November 30, 2023, GMO Multi-Sector Fixed Income Fund received redemption requests in the amount of $24,333,017.

* * *

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 69.1%

	Australia — 1.9%

22,701	BlueScope Steel Ltd.	311,397

32,748	Brambles Ltd. (a)	288,595

8,248	Fortescue Ltd. (a)	135,439

47,960	GPT Group – (REIT) (a)	130,377

114,291	Mirvac Group – (REIT) (a)	155,239

394,371	Origin Energy Ltd. (a)	2,151,498

8,782	Qantas Airways Ltd. * (a)	30,742

71,129	Scentre Group – (REIT) (a)	124,385

64,932	Stockland – (REIT) (a)	176,950

	Total Australia	3,504,622

	Belgium — 0.8%

8,168	Ageas SA (a)	351,776

43,068	Euronav NV (a)	774,793

592	Sofina SA (a)	131,940

4,348	UCB SA (a)	321,577

	Total Belgium	1,580,086

	Bermuda — 1.3%

143,582	Liberty Global Ltd. – Class A *	2,297,312

1,727	Liberty Global Ltd. – Class C *	29,083

	Total Bermuda	2,326,395

	Canada — 2.1%

4,300	Alimentation Couche-Tard, Inc. (a)	245,271

285,891	Canaccord Genuity Group, Inc. (a)	1,392,638

3,100	Canadian Tire Corp. Ltd. – Class A (a)	322,462

900	iA Financial Corp., Inc. (a)	60,097

2,600	Magna International, Inc. (a)	140,179

12,100	Manulife Financial Corp. (a) (b)	237,039

10,600	Manulife Financial Corp. (a) (b)	207,633

3,200	Onex Corp. (a)	216,462

9,800	Quebecor, Inc. – Class B (a)	217,457

176,256	Resolute Forest Products, Inc. * (c)	352,512

3,800	Teck Resources Ltd. – Class B (a)	143,156

3,900	West Fraser Timber Co. Ltd. (a) (b)	282,868

1,214	West Fraser Timber Co. Ltd. (a) (b)	88,088

	Total Canada	3,905,862

	China — 0.5%

111,000	Bank of Communications Co. Ltd. – Class H	65,426

17,500	Beijing Enterprises Holdings Ltd.	58,019

22,500	China Conch Venture Holdings Ltd.	16,858

355,000	China Construction Bank Corp. – Class H	205,259

60,500	China Overseas Land & Investment Ltd.	111,712

212,000	China Railway Group Ltd. – Class H	93,049

308,000	China Zhongwang Holdings Ltd. * (d)	—

146,000	CITIC Ltd.	137,356

74,000	COSCO Shipping Holdings Co. Ltd. – Class H	68,177

Shares	Description	Value ($)

	China — continued

80,000	Dongfeng Motor Group Co. Ltd. – Class H	40,138

13,000	Kingboard Holdings Ltd.	31,297

8,500	Shanghai Pharmaceuticals Holding Co. Ltd. – Class H	12,322

6,000	Sinopharm Group Co. Ltd. – Class H	14,869

	Total China	854,482

	Denmark — 0.7%

79	AP Moller – Maersk AS – Class A (a)	122,555

182	AP Moller – Maersk AS – Class B (a)	287,379

16,439	Danske Bank AS	425,925

197	Genmab AS * (a)	61,959

2,205	Pandora AS (a)	297,670

655	ROCKWOOL AS – B Shares	177,096

	Total Denmark	1,372,584

	Finland — 0.2%

100,538	Nokia OYJ (a)	352,623

8,951	Stora Enso OYJ – R Shares (a)	116,305

	Total Finland	468,928

	France — 0.9%

14,786	ArcelorMittal SA	371,736

4,045	BNP Paribas SA (a)	254,297

496	Cie de Saint-Gobain SA (a)	32,337

2,100	Publicis Groupe SA (a)	177,464

8,878	Renault SA	348,895

13,520	Societe Generale SA	340,252

2,132	STMicroelectronics NV – NY Shares	101,142

11,885	Vivendi SE (a)	112,491

	Total France	1,738,614

	Germany — 0.3%

468	Bayerische Motoren Werke AG (a)	48,832

1,772	Continental AG	137,519

3,106	Fresenius SE & Co. KGaA	98,631

429	Heidelberg Materials AG (a)	35,019

4,242	Mercedes-Benz Group AG (a)	275,812

	Total Germany	595,813

	Hong Kong — 0.1%

9,500	Orient Overseas International Ltd. (a)	114,225

	India — 0.6%

5,219	Bharat Petroleum Corp. Ltd.	27,391

98,843	GAIL India Ltd.	156,457

5,934	Hindalco Industries Ltd.	36,826

21,314	Hindustan Petroleum Corp. Ltd. *	88,906

94,899	Indian Oil Corp. Ltd.	127,690

49,454	NTPC Ltd.	154,921

123,222	Oil & Natural Gas Corp. Ltd.	287,431

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	India — continued

109,063	Tata Steel Ltd.	167,603

	Total India	1,047,225

	Israel — 1.1%

340	Check Point Software Technologies Ltd. *	49,640

38,419	Teva Pharmaceutical Industries Ltd.

	Sponsored ADR * (a)	377,275

4,074	Teva Pharmaceutical Industries Ltd. *	39,920

56,957	Tower Semiconductor Ltd. *	1,559,483

	Total Israel	2,026,318

	Italy — 0.4%

21,757	Stellantis NV (a)	472,875

646,847	Telecom Italia SpA * (a)	188,003

	Total Italy	660,878

	Japan — 9.4%

10,500	Amano Corp.	222,773

17,500	Credit Saison Co. Ltd. (a)	295,180

15,200	Daiwabo Holdings Co. Ltd.	298,996

20,300	Denka Co. Ltd.	363,305

8,300	EXEO Group, Inc.	174,696

19,300	Fuji Corp.	327,238

7,600	FUJIFILM Holdings Corp. (a)	445,059

13,400	Fujikura Ltd.	103,278

200	Fujitsu Ltd. (a)	28,477

25,200	H.U. Group Holdings, Inc.	438,581

39,900	Honda Motor Co. Ltd. (a)	408,135

29,600	Inpex Corp. (a)	408,374

23,600	Isuzu Motors Ltd.	313,295

10,800	ITOCHU Corp. (a)	419,876

102,724	JSR Corp.	2,828,928

20,100	Kanematsu Corp.	279,323

9,400	Kawasaki Kisen Kaisha Ltd. (a)	330,596

21,500	Kirin Holdings Co. Ltd. (a)	303,935

10,100	Kyudenko Corp.	318,680

8,500	Maruichi Steel Tube Ltd.	219,859

30,600	Mitsubishi Electric Corp.	414,506

14,000	Mitsui OSK Lines Ltd. (a)	384,940

6,100	Morinaga & Co. Ltd. (a)	217,436

5,300	MS&AD Insurance Group Holdings, Inc. (a)	199,552

9,400	NEC Corp. (a)	523,917

12,900	NH Foods Ltd. (a)	383,564

15,200	Nippon Yusen KK (a)	409,402

4,000	Panasonic Holdings Corp. (a)	41,216

36,500	Penta-Ocean Construction Co. Ltd.	200,395

6,400	Renesas Electronics Corp. * (a)	111,545

14,500	Rohm Co. Ltd. (a)	277,046

7,300	Sankyu, Inc. (a)	249,012

2,100	Secom Co. Ltd.	145,971

18,800	Sekisui House Ltd. (a)	384,937

Shares	Description	Value ($)

	Japan — continued

3,600	Shionogi & Co. Ltd. (a)	169,746

18,100	Stanley Electric Co. Ltd.	334,811

9,500	Subaru Corp. (a)	169,473

31,200	SUMCO Corp. (a)	466,810

20,600	Sumitomo Corp.	431,907

8,200	Sumitomo Mitsui Financial Group, Inc. (a)	403,419

8,300	Sumitomo Mitsui Trust Holdings, Inc.	312,375

27,300	T&D Holdings, Inc. (a)	406,200

3,900	TDK Corp. (a)	181,479

18,900	THK Co. Ltd.	378,407

36,000	Tokai Carbon Co. Ltd.	266,700

58,600	Tokyo Electric Power Co. Holdings, Inc. * (a)	250,302

3,800	Tokyo Seimitsu Co. Ltd. (a)	219,963

10,400	Tosoh Corp.	138,359

3,100	Toyota Industries Corp. (a)	266,616

800	Toyota Tsusho Corp.	44,332

7,100	Yamaha Motor Co. Ltd.	182,012

6,500	Zenkoku Hosho Co. Ltd. (a)	219,371

	Total Japan	17,314,305

	Netherlands — 0.9%

37,341	Aegon Ltd. (a)	205,038

3,025	AerCap Holdings NV *	206,366

3,938	EXOR NV (a)	383,699

4,045	ING Groep NV – Class N (a)	56,828

2,496	JDE Peet’s NV (a)	66,955

8,155	Koninklijke Ahold Delhaize NV (a)	236,165

19,392	Koninklijke Philips NV	397,948

3,615	NN Group NV (a)	137,963

	Total Netherlands	1,690,962

	New Zealand — 0.0%

18,129	Meridian Energy Ltd. (a)	58,254

	Norway — 0.2%

11,282	Equinor ASA (a)	360,452

	Poland — 0.2%

20,840	ORLEN SA	307,662

	Portugal — 0.1%

23,476	EDP – Energias de Portugal SA	112,275

	South Africa — 0.1%

10,709	Bidvest Group Ltd.	134,154

	South Korea — 0.7%

1,471	GS Holdings Corp.	46,902

120	Hyundai Mobis Co. Ltd.	21,223

305	Hyundai Motor Co.	43,427

5,957	Kia Corp.	395,772

1,661	LG Corp.	107,578

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

3,082	LG Electronics, Inc.	244,374

3,305	POSCO Holdings, Inc. Sponsored ADR (a)	308,026

4,022	SK Square Co. Ltd. *	158,260

	Total South Korea	1,325,562

	Spain — 0.5%

48,802	Banco Bilbao Vizcaya Argentaria SA (a)	454,311

108,576	Banco Santander SA (a)	450,072

	Total Spain	904,383

	Sweden — 0.4%

44,077	Fastighets AB Balder – B Shares * (a)	260,294

19,223	Investor AB – B Shares (a)	399,378

5,073	Skanska AB – B Shares	81,525

3,867	Telefonaktiebolaget LM Ericsson – B Shares (a)	19,122

5,685	Volvo Car AB – Class B *	18,556

	Total Sweden	778,875

	Switzerland — 0.4%

8,467	Adecco Group AG (Registered) (a)	408,368

1,316	Roche Holding AG – Genusschein (a)	354,032

	Total Switzerland	762,400

	Taiwan — 0.5%

15,800	Silicon Motion Technology Corp. ADR (a) (e)	929,040

	Thailand — 0.2%

50,900	Kasikornbank PCL NVDR	185,195

461,100	Krung Thai Bank PCL NVDR	238,680

7,600	Thai Oil PCL NVDR	11,108

	Total Thailand	434,983

	Turkey — 0.1%

9,917	Haci Omer Sabanci Holding AS	20,952

9,170	KOC Holding AS	44,876

254,095	Yapi ve Kredi Bankasi AS	169,255

	Total Turkey	235,083

	United Kingdom — 2.3%

14,248	3i Group PLC (a)	402,971

66,446	Abcam PLC Sponsored ADR *	1,592,711

4,033	Berkeley Group Holdings PLC (a)	236,677

239,284	BT Group PLC (a)	371,941

3,664	Coca-Cola HBC AG (a)	101,806

16,437	Dechra Pharmaceuticals PLC	794,524

77,864	Kingfisher PLC (a)	216,133

95,202	Taylor Wimpey PLC (a)	156,039

38,063	Vodafone Group PLC Sponsored ADR (a)	344,851

	Total United Kingdom	4,217,653

Shares	Description	Value ($)

	United States — 42.2%

4,333	3M Co. (a)	429,270

6,077	AAON, Inc. (f)	380,420

9,221	Acushnet Holdings Corp. (a) (f)	520,986

344	Akamai Technologies, Inc. * (a)	39,742

192,002	Albertsons Cos., Inc. – Class A (a) (e)	4,179,884

1,625	Allegion PLC	172,396

12,900	Ally Financial, Inc. (a)	376,938

247	Alphabet, Inc. – Class C * (a)	33,078

33,321	Amedisys, Inc. *	3,118,179

3,897	AptarGroup, Inc. (a) (f)	494,490

3,000	Arrow Electronics, Inc. *	355,680

4,316	ASGN, Inc. * (a)	385,160

200	Aspen Technology, Inc. * (f)	37,652

3,566	Axcelis Technologies, Inc. * (a) (f)	443,182

2,694	Balchem Corp. (a) (f)	335,996

2,527	Best Buy Co., Inc. (f)	179,265

1,133	Bio-Rad Laboratories, Inc. – Class A *	345,474

9,356	BorgWarner, Inc.	315,204

5,831	Bruker Corp. (f)	379,540

2,960	Builders FirstSource, Inc. *	396,966

4,000	Capital One Financial Corp. (a)	446,640

1,377	Carrier Global Corp. (f)	71,549

2,271	CBRE Group, Inc. – Class A * (a)	179,318

4,468	Centene Corp. * (a)	329,202

4,218	Chesapeake Energy Corp. (a)	338,748

10,616	Ciena Corp. * (f)	486,744

4,871	Cirrus Logic, Inc. * (a)	369,758

9,120	Citigroup, Inc. (a)	420,432

22,066	Cleveland-Cliffs, Inc. * (f)	378,653

5,882	Cognizant Technology Solutions Corp. – Class A (a)	413,975

3,720	Cohen & Steers, Inc. (a) (f)	217,583

10,200	Comcast Corp. – Class A (a)	427,278

2,610	Curtiss-Wright Corp. (f)	558,279

5,634	CVS Health Corp. (a)	382,830

1,300	Dick’s Sporting Goods, Inc. (f)	169,130

4,126	Discover Financial Services (f)	383,718

195,634	DISH Network Corp. – Class A * (a) (f)	716,020

4,189	Dolby Laboratories, Inc. – Class A (a)	360,799

1,972	DR Horton, Inc. (a)	251,765

1,222	Dropbox, Inc. – Class A * (a)	34,436

8,861	eBay, Inc. (f)	363,390

11,892	Essent Group Ltd. (a)	574,859

1,414	Etsy, Inc. * (f)	107,195

3,064	Expedia Group, Inc. * (f)	417,256

24,400	Exxon Mobil Corp.	2,506,856

298	F5, Inc. * (a)	51,015

2,569	Fabrinet *	415,921

7,609	Fidelity National Financial, Inc. (a)	341,188

36,202	Ford Motor Co. (a)	371,433

577	Fortune Brands Innovations, Inc.	39,484

12,900	Fox Corp. – Class B (a)	356,814

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	United States — continued

2,949	Fox Factory Holding Corp. * (f)	184,342

13,683	Franklin Resources, Inc. (f)	339,338

2,621	FTI Consulting, Inc. * (f)	577,826

95,635	GCI Liberty, Inc. * (c) (f)	—

1,915	Generac Holdings, Inc. * (f)	224,189

12,335	General Motors Co. (a)	389,786

15,880	Gentex Corp. (f)	482,911

43,087	Globus Medical, Inc. – Class A * (f)	1,935,468

1,167	Goldman Sachs Group, Inc. (a)	398,577

10,856	Hess Corp. (a)	1,525,919

8,119	Hewlett Packard Enterprise Co.	137,292

4,848	Houlihan Lokey, Inc. (a) (f)	522,227

14,081	HP, Inc. (a)	413,137

6,002	Incyte Corp. * (a)	326,149

10,068	Intel Corp. (a)	450,040

3,000	International Business Machines Corp. (f)	475,680

13,319	Invesco Ltd. (a)	190,062

2,958	J & J Snack Foods Corp. (a) (f)	486,739

2,511	Jazz Pharmaceuticals PLC *	296,876

379	John B Sanfilippo & Son, Inc. (a)	34,883

1,537	Kadant, Inc. (f)	400,573

1,089	Keysight Technologies, Inc. * (a)	147,984

22,000	Kinder Morgan, Inc. (a)	386,540

11,365	Kraft Heinz Co. (a)	399,025

4,576	Kroger Co. (f)	202,580

1,131	Laboratory Corp. of America Holdings (f)	245,325

3,350	Lancaster Colony Corp. (a) (f)	555,765

2,764	Landstar System, Inc. (a)	477,205

1,937	Lennar Corp. – Class A (a)	247,781

48,508	Liberty Broadband Corp. – Class C * (a) (f)	4,031,985

7,919	Liberty Media Corp.-Liberty Formula One – Class A * (a)	453,996

1,491	LyondellBasell Industries NV – Class A (a)	141,794

5,302	Malibu Boats, Inc. – Class A * (a) (f)	234,560

11,670	Match Group, Inc. * (a) (f)	377,875

1,454	Medpace Holdings, Inc. * (f)	393,627

1,273	Meta Platforms, Inc. – Class A * (a)	416,462

4,252	Micron Technology, Inc. (a)	323,662

4,993	Moderna, Inc. * (f)	387,956

3,607	Mohawk Industries, Inc. * (f)	318,534

2,231	Molson Coors Beverage Co. – Class B (a)	137,296

5,342	Mosaic Co. (a)	191,724

11,853	New York Times Co. – Class A (a) (f)	556,972

2,600	Nucor Corp. (f)	441,922

7,469	Ollie’s Bargain Outlet Holdings, Inc. * (a) (f)	547,254

4,195	ON Semiconductor Corp. * (a)	299,229

8,903	Ovintiv, Inc. (a)	394,759

4,133	PACCAR, Inc. (f)	379,492

27,895	Paramount Global – Class B (a)	400,851

6,918	PayPal Holdings, Inc. * (a)	398,546

153,945	Pershing Square Tontine Holdings Ltd. * (c)	23,092

12,119	Pfizer, Inc. (a)	369,266

19,177	Pioneer Natural Resources Co. (a) (f)	4,442,160

92,885	PNM Resources, Inc. (a)	3,861,229

5,686	Power Integrations, Inc. (a) (f)	434,467

Shares	Description	Value ($)

	United States — continued

2,882	PriceSmart, Inc.	194,218

2,734	PulteGroup, Inc. (a)	241,740

3,407	QUALCOMM, Inc. (a)	439,673

2,315	RBC Bearings, Inc. * (f)	596,668

527	Regeneron Pharmaceuticals, Inc. * (a)	434,148

77,495	RPT Realty – (REIT) (a)	900,492

17,224	Seagen, Inc. * (a)	3,672,329

3,854	Skyworks Solutions, Inc. (a) (f)	373,568

2,116	SolarEdge Technologies, Inc. * (f)	167,968

12,102	Sovos Brands, Inc. * (a)	265,155

15,123	SP Plus Corp. * (a)	773,541

2,857	Spirit Realty Capital, Inc. – (REIT)	117,994

20,428	Splunk, Inc. * (a)	3,095,659

24,198	Sportsman’s Warehouse Holdings, Inc. *	116,876

3,500	Steel Dynamics, Inc. (a)	416,955

12,940	StepStone Group, Inc. – Class A (a)	331,523

12,200	Synchrony Financial (a)	394,792

771	TE Connectivity Ltd. (a)	101,001

19,319	Textainer Group Holdings Ltd.	951,074

1,457	Textron, Inc. (f)	111,694

1,025	TopBuild Corp. * (a) (f)	303,174

2,267	Trex Co., Inc. * (f)	159,302

7,383	Tyson Foods, Inc. – Class A (f)	345,820

132	United Rentals, Inc. (f)	62,835

954	Universal Display Corp. (a) (f)	161,417

758	Universal Health Services, Inc. – Class B	104,210

12,170	Verizon Communications, Inc. (a)	466,476

11,235	VF Corp. (f)	187,962

36,500	Viatris, Inc. (a)	335,070

15,394	Walgreens Boots Alliance, Inc. (f)	306,956

2,552	Western Digital Corp. * (f)	123,287

1,989	Westlake Corp. (f)	255,368

60,669	Westrock Co. (a)	2,497,743

1,215	Whirlpool Corp. (f)	132,314

4,157	Woodward, Inc. (f)	561,943

1,564	XPEL, Inc. * (f)	71,475

5,400	Zoom Video Communications, Inc. – Class A * (f)	366,282

2,610	ZoomInfo Technologies, Inc. * (f)	37,506

	Total United States	77,990,907

	TOTAL COMMON STOCKS (COST $131,546,420)	127,752,982

	PREFERRED STOCKS (g) — 0.5%

	Brazil — 0.1%

11,142	Petroleo Brasileiro SA ADR (a)	162,116

	Germany — 0.4%

1,763	Bayerische Motoren Werke AG (a)	167,536

5,006	Porsche Automobil Holding SE	244,788

3,079	Volkswagen AG (a)	357,393

	Total Germany	769,717

	TOTAL PREFERRED STOCKS (COST $918,334)	931,833

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares/ Par Value†	Description	Value ($)

	RIGHTS/WARRANTS — 0.2%

	United States — 0.2%

195,149	Bristol-Myers Squibb Co. * (c)	429,328

13,635	Contra Abiomed, Inc. * (c)	23,861

	TOTAL RIGHTS/WARRANTS (COST $298,336)	453,189

	INVESTMENT FUNDS — 1.3%

	United States — 1.3%

1,000,824	Altaba, Inc. * (c)	2,351,936

	TOTAL INVESTMENT FUNDS (COST $1,660,089)	2,351,936

	DEBT OBLIGATIONS — 54.7%

	United States — 54.7%

	Asset-Backed Securities — 2.7%

5,026,415	OZLM VI Ltd., Series 14-6A, Class A1S, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.34%, 6.74%, due 04/17/31	4,991,055

	U.S. Government — 26.0%

10,050,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.04%, 5.39%, due 07/31/24 (a)	10,050,338

25,675,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.20%, 5.55%, due 01/31/25 (a) (h)	25,707,209

7,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.17%, 5.52%, due 04/30/25 (a) (h)	7,004,587

5,300,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17%, 5.52%, due 10/31/25 (a) (h)	5,296,814

	Total U.S. Government	48,058,948

	U.S. Government Agency — 26.0%

5,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.07%, 5.38%, due 12/14/23	4,999,994

3,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.12%, 5.43%, due 03/06/24	3,000,933

Shares/ Par Value†		Description	Value ($)

		United States — continued

		U.S. Government Agency — continued

	2,500,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 12/01/53	2,463,257

	37,500,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 12/01/53	37,604,117

		Total U.S. Government Agency	48,068,301

		Total United States	101,118,304

		TOTAL DEBT OBLIGATIONS (COST $100,762,984)	101,118,304

		MUTUAL FUNDS — 1.9%

		United States — 1.9%

		Affiliated Issuers — 1.9%

	160,655	GMO Resources Fund, Class VI	3,519,952

		TOTAL MUTUAL FUNDS (COST $3,875,000)	3,519,952

		SHORT-TERM INVESTMENTS — 27.4%

		Sovereign and Sovereign Agency Issuers — 7.3%

JPY	2,000,000,000	Japan Treasury Discount Bills, Zero Coupon, due 01/09/24	13,492,626

		Money Market Funds — 1.2%

	2,174,269	State Street Institutional Treasury Money Market Fund – Premier Class, 5.31% (i)	2,174,269

		Repurchase Agreements — 16.2%

	30,012,378	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 11/30/23, maturing on 12/01/23 with a maturity value of $30,016,821 and an effective yield of 5.33%, collateralized by a U.S. Treasury Note with maturity date 09/30/26 and a market value of $30,534,043.	30,012,378

		U.S. Government Agency — 2.7%

	5,000,000	Federal Home Loan Banks, 5.23%, due 03/22/24	4,997,624

		TOTAL SHORT-TERM INVESTMENTS (COST $50,574,175)	50,676,897

PURCHASED OPTIONS — 0.0%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Options on Credit Default Swaps – Puts – 0.0%

CDX.NA.HY.S41	GS	1.01%	12/20/23	USD	4,445,000	Fixed Spread	Pay	4,397

	TOTAL PURCHASED OPTIONS (COST $60,896)							4,397

	TOTAL INVESTMENTS — 155.1% (Cost $289,696,234)							286,809,490

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (36.6)%

	Common Stocks — (36.4)%

	Australia — (0.5)%

(5,304)	ASX Ltd.	(203,390)

(1,220)	Cochlear Ltd.	(220,035)

(12,178)	IDP Education Ltd.	(182,187)

(28,259)	Lottery Corp. Ltd.	(85,781)

(10,446)	Pilbara Minerals Ltd.	(24,978)

(5,514)	Ramsay Health Care Ltd.	(179,051)

(2,644)	WiseTech Global Ltd.	(116,438)

	Total Australia	(1,011,860)

	Austria — (0.2)%

(3,070)	Verbund AG	(292,454)

	Belgium — (0.2)%

(6,860)	Anheuser-Busch InBev SA	(431,720)

	Bermuda — (1.2)%

(136,383)	Liberty Global Ltd. – Class C *	(2,296,690)

	Canada — (1.6)%

(5,082)	Agnico Eagle Mines Ltd.	(272,903)

(3,333)	Algonquin Power & Utilities Corp.	(20,498)

(18,300)	AltaGas Ltd.	(372,217)

(713)	Brookfield Renewable Corp. – Class A	(18,923)

(9,055)	Cameco Corp.	(415,806)

(11,641)	Enbridge, Inc.	(405,922)

(2,900)	Franco-Nevada Corp.	(325,090)

(11,445)	GFL Environmental, Inc.	(328,471)

(11,896)	Pembina Pipeline Corp.	(397,683)

(5,600)	Restaurant Brands International, Inc.	(398,048)

	Total Canada	(2,955,561)

	Denmark — (0.2)%

(1,883)	Coloplast AS – Class B	(222,189)

(5,018)	Tryg AS	(108,285)

	Total Denmark	(330,474)

	Finland — (0.1)%

(2,457)	Elisa OYJ	(109,979)

(361)	Kone OYJ – Class B	(16,070)

	Total Finland	(126,049)

	France — (0.8)%

(8,977)	Accor SA	(312,126)

(1,851)	Aeroports de Paris SA	(228,233)

(20,306)	Getlink SE	(371,054)

(207)	Hermes International SCA	(429,010)

(248)	Sartorius Stedim Biotech	(55,923)

	Total France	(1,396,346)

Shares	Description	Value ($)

	Germany — (1.0)%

(1,736)	adidas AG	(363,403)

(615)	Covestro AG *	(32,341)

(10,296)	Delivery Hero SE *	(326,369)

(912)	Deutsche Boerse AG	(173,379)

(1,385)	MTU Aero Engines AG	(283,829)

(345)	Puma SE	(22,282)

(1,022)	QIAGEN NV *	(42,066)

(265)	Rational AG	(169,950)

(3,907)	Siemens Energy AG *	(46,161)

(3,669)	Symrise AG	(412,988)

(2,716)	Zalando SE *	(64,755)

	Total Germany	(1,937,523)

	Ireland — (1.3)%

(811)	Flutter Entertainment PLC *	(127,060)

(60,669)	Smurfit Kappa Group PLC	(2,304,945)

	Total Ireland	(2,432,005)

	Israel — (0.2)%

(2,057)	CyberArk Software Ltd. *	(409,898)

	Italy — (0.8)%

(9,432)	Amplifon SpA	(293,167)

(1,278)	Ferrari NV (b)	(460,562)

(5)	Ferrari NV (b)	(1,795)

(25,221)	FinecoBank Banca Fineco SpA	(340,341)

(26,970)	Infrastrutture Wireless Italiane SpA	(333,505)

	Total Italy	(1,429,370)

	Japan — (2.2)%

(16,900)	Aeon Co. Ltd.	(349,550)

(800)	ANA Holdings, Inc. *	(16,508)

(7,700)	Asahi Intecc Co. Ltd.	(149,386)

(3,500)	GMO Payment Gateway, Inc.	(205,221)

(2,900)	Japan Airlines Co. Ltd.	(54,890)

(9,600)	Japan Exchange Group, Inc.	(195,958)

(4,900)	Keio Corp.	(141,213)

(3,700)	Keisei Electric Railway Co. Ltd.	(149,040)

(4,100)	Kintetsu Group Holdings Co. Ltd.	(114,806)

(4,200)	Kobe Bussan Co. Ltd.	(110,439)

(1,900)	Lasertec Corp.	(424,339)

(6,000)	M3, Inc.	(99,015)

(17,500)	MonotaRO Co. Ltd.	(175,894)

(10,700)	Nippon Paint Holdings Co. Ltd.	(79,763)

(7,200)	Odakyu Electric Railway Co. Ltd.	(101,169)

(11,500)	Oriental Land Co. Ltd.	(390,646)

(81,900)	Rakuten Group, Inc.	(323,660)

(4,500)	Shiseido Co. Ltd.	(120,548)

(32,400)	SoftBank Corp.	(393,755)

(5,000)	Tobu Railway Co. Ltd.	(123,559)

(17,500)	Tokyu Corp.	(205,257)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

(1,300)	West Japan Railway Co.	(51,379)

	Total Japan	(3,975,995)

	Netherlands — (0.6)%

(336)	Adyen NV *	(392,870)

(54)	ASML Holding NV	(36,803)

(2,070)	BE Semiconductor Industries NV	(290,601)

(16,608)	Universal Music Group NV	(438,800)

	Total Netherlands	(1,159,074)

	New Zealand — (0.2)%

(4,977)	Xero Ltd. *	(339,328)

	Norway — (0.1)%

(5,846)	Aker BP ASA	(166,494)

	Peru — (0.2)%

(4,569)	Southern Copper Corp.	(328,648)

	Singapore — (0.3)%

(98,397)	Grab Holdings Ltd. – Class A *	(299,127)

(3,229,100)	Seatrium Ltd. *	(253,638)

(8,200)	Singapore Exchange Ltd.	(57,878)

(7,200)	Singapore Technologies Engineering Ltd.	(19,971)

	Total Singapore	(630,614)

	Spain — (0.5)%

(10,930)	Cellnex Telecom SA *	(417,292)

(13,256)	Ferrovial SE	(458,449)

	Total Spain	(875,741)

	Sweden — (0.3)%

(5,992)	Beijer Ref AB	(66,357)

(6,985)	EQT AB	(165,006)

(1,565)	Evolution AB	(162,134)

(8,494)	H & M Hennes & Mauritz AB – Class B	(136,043)

	Total Sweden	(529,540)

	Switzerland — (0.2)%

(2)	Chocoladefabriken Lindt & Spruengli AG	(24,729)

(135)	Partners Group Holding AG	(177,996)

(608)	Straumann Holding AG (Registered)	(83,617)

	Total Switzerland	(286,342)

	United Kingdom — (1.5)%

(2,364)	Admiral Group PLC	(80,773)

(32,505)	Auto Trader Group PLC	(298,134)

(18,955)	Hargreaves Lansdown PLC	(172,261)

(44,111)	Informa PLC	(414,791)

(5,268)	InterContinental Hotels Group PLC	(408,506)

(4,140)	London Stock Exchange Group PLC	(466,716)

Shares	Description	Value ($)

	United Kingdom — continued

(62,833)	M&G PLC	(166,426)

(1,284)	Prudential PLC	(14,044)

(113,825)	Rolls-Royce Holdings PLC *	(388,424)

(2,418)	Severn Trent PLC	(79,433)

(793)	Spirax-Sarco Engineering PLC	(92,667)

(21,848)	Wise PLC – Class A *	(216,130)

	Total United Kingdom	(2,798,305)

	United States — (22.2)%

(560)	AECOM	(49,762)

(23,359)	AES Corp.	(402,008)

(2,199)	Alnylam Pharmaceuticals, Inc. *	(369,982)

(9,392)	Altria Group, Inc.	(394,840)

(1,229)	American Tower Corp. – (REIT)	(256,591)

(732)	Amgen, Inc.	(197,376)

(4,008)	ARES Management Corp. – Class A	(449,898)

(1,876)	Arthur J Gallagher & Co.	(467,124)

(1,772)	Axon Enterprise, Inc. *	(407,330)

(3,799)	Bill Holdings, Inc. *	(248,721)

(664)	BioMarin Pharmaceutical, Inc. *	(60,477)

(1,446)	Bio-Techne Corp.	(90,953)

(2,100)	Boeing Co. *	(486,423)

(446)	Broadcom, Inc.	(412,876)

(2,673)	Burlington Stores, Inc. *	(453,314)

(7,700)	Caesars Entertainment, Inc. *	(344,344)

(5,085)	Catalent, Inc. *	(197,552)

(5,500)	Ceridian HCM Holding, Inc. *	(378,950)

(11,473)	Charter Communications, Inc. – Class A *	(4,590,692)

(11,129)	Chevron Corp.	(1,598,124)

(216)	Chipotle Mexican Grill, Inc. *	(475,686)

(6,113)	Cloudflare, Inc. – Class A *	(471,618)

(213)	CME Group, Inc.	(46,511)

(152)	CoStar Group, Inc. *	(12,622)

(4,088)	Dexcom, Inc. *	(472,246)

(9,951)	DraftKings, Inc. – Class A *	(380,526)

(68,643)	EchoStar Corp. – Class A *	(718,692)

(458)	Ecolab, Inc.	(87,812)

(2,500)	Equity LifeStyle Properties, Inc. – (REIT)	(177,750)

(351)	Erie Indemnity Co. – Class A	(103,770)

(2,752)	Essential Utilities, Inc.	(97,999)

(5,514)	Exact Sciences Corp. *	(352,896)

(68,960)	Exxon Mobil Corp.	(7,084,950)

(416)	Fair Isaac Corp. *	(452,442)

(1,307)	Fastenal Co.	(78,381)

(6,963)	Fidelity National Information Services, Inc.	(408,310)

(1,013)	Gartner, Inc. *	(440,493)

(816)	HubSpot, Inc. *	(403,047)

(260)	Hyatt Hotels Corp. – Class A	(29,838)

(169)	IDEXX Laboratories, Inc. *	(78,724)

(26,401)	ImmunoGen, Inc. *	(774,869)

(2,272)	Insulet Corp. *	(429,612)

(1,900)	IQVIA Holdings, Inc. *	(406,790)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(3,700)	Iron Mountain, Inc. – (REIT)	(237,355)

(46,877)	Kimco Realty Corp. – (REIT)	(905,664)

(2,232)	Lamb Weston Holdings, Inc.	(223,267)

(3,048)	Lattice Semiconductor Corp. *	(178,460)

(12,840)	Liberty Media Corp.-Liberty Formula One – Class C *	(817,394)

(1,064)	Linde PLC	(440,251)

(4,544)	Live Nation Entertainment, Inc. *	(382,696)

(421)	Manhattan Associates, Inc. *	(93,904)

(1,200)	MarketAxess Holdings, Inc.	(288,144)

(152)	Marsh & McLennan Cos., Inc.	(30,312)

(1,035)	Mastercard, Inc. – Class A	(428,314)

(118)	McDonald’s Corp.	(33,257)

(593)	McKesson Corp.	(279,042)

(310)	MercadoLibre, Inc. *	(502,343)

(1,100)	MongoDB, Inc. *	(457,314)

(31)	Monolithic Power Systems, Inc.	(17,010)

(856)	Moody’s Corp.	(312,406)

(74)	Motorola Solutions, Inc.	(23,892)

(800)	MSCI, Inc.	(416,680)

(9,400)	Newmont Corp.	(377,786)

(13,100)	NiSource, Inc.	(335,884)

(3,266)	Novocure Ltd. *	(40,074)

(5,200)	Okta, Inc. *	(348,660)

(5,900)	ONEOK, Inc.	(406,215)

(20,812)	Palantir Technologies, Inc. – Class A *	(417,281)

(3,490)	Paychex, Inc.	(425,675)

(119)	Paylocity Holding Corp. *	(18,644)

(4,168)	Philip Morris International, Inc.	(389,124)

(153)	Pool Corp.	(53,140)

(170)	PTC, Inc. *	(26,751)

(2,177)	Realty Income Corp. – (REIT)	(117,471)

(2,312)	Repligen Corp. *	(363,562)

(11,719)	Rivian Automotive, Inc. – Class A *	(196,410)

(10,713)	ROBLOX Corp. – Class A *	(421,128)

(4,275)	Roku, Inc. *	(445,455)

(9,211)	Rollins, Inc.	(375,256)

(292)	Royal Caribbean Cruises Ltd. *	(31,378)

Shares	Description	Value ($)

	United States — continued

(199)	RPM International, Inc.	(20,483)

(83)	ServiceNow, Inc. *	(56,916)

(466)	Sherwin-Williams Co.	(129,921)

(1,341)	Simon Property Group, Inc. – (REIT)	(167,478)

(2,569)	Snowflake, Inc. – Class A *	(482,150)

(3,003)	Starbucks Corp.	(298,198)

(194)	STERIS PLC	(38,982)

(1,802)	Tesla, Inc. *	(432,624)

(24)	Texas Pacific Land Corp.	(40,127)

(18,030)	Toast, Inc. – Class A *	(268,106)

(205)	Trade Desk, Inc. – Class A *	(14,444)

(453)	TransDigm Group, Inc. *	(436,180)

(1,287)	UDR, Inc. – (REIT)	(42,986)

(1,500)	Vail Resorts, Inc.	(325,965)

(950)	Watsco, Inc.	(363,119)

(12,847)	Williams Cos., Inc.	(472,641)

(9,543)	Wolfspeed, Inc. *	(351,755)

(918)	Zillow Group, Inc. – Class C *	(37,583)

(2,170)	Zscaler, Inc. *	(428,640)

	Total United States	(41,108,818)

	TOTAL COMMON STOCKS (PROCEEDS $66,925,228)	(67,248,849)

	PREFERRED STOCKS (g) — (0.2)%

	Germany — (0.2)%

(1,210)	Sartorius AG	(390,473)

	TOTAL PREFERRED STOCKS (PROCEEDS $492,158)	(390,473)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $67,417,386)	(67,639,322)

	Other Assets and Liabilities (net) — (18.5%)	(34,208,217)

	TOTAL NET ASSETS — 100.0%	$184,961,951

A summary of outstanding financial instruments at November 30, 2023 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
12/04/2023	BCLY	BRL	6,688,399	USD	1,365,732	6,867
12/04/2023	GS	BRL	4,189,119	USD	855,568	4,476
12/04/2023	MSCI	BRL	6,688,399	USD	1,367,351	8,487
01/31/2024	CITI	CAD	410,000	USD	302,455	18
01/31/2024	DB	EUR	976,305	USD	1,070,930	5,479
01/30/2024	CITI	IDR	1,600,000,000	USD	102,852	51
02/29/2024	DB	ILS	717,605	USD	194,160	1,036
02/12/2024	MSCI	INR	7,000,000	USD	83,831	38

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/09/2024	MSCI	JPY	2,000,000,000	USD	13,623,312	53,871
01/22/2024	UBSA	KRW	186,004,466	USD	143,698	241
01/18/2024	MSCI	MXN	400,000	USD	22,892	28
02/26/2024	BCLY	NOK	32,997,018	USD	3,092,574	35,640
02/29/2024	MSCI	PEN	160,000	USD	42,752	70
02/22/2024	DB	PLN	900,000	USD	225,238	698
01/25/2024	BOA	RON	4,341,896	USD	955,672	5,214
12/18/2023	BCLY	SEK	5,427,903	USD	522,198	5,097

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/10/2024	GS	SEK	11,700,000	USD	1,116,179	178
12/18/2023	MSCI	SEK	7,246,154	USD	693,729	3,409
02/22/2024	CITI	THB	14,452,251	USD	414,098	246
01/26/2024	JPM	TWD	28,243,349	USD	913,463	5,260
02/08/2024	GS	USD	604,192	AUD	940,000	18,174
01/24/2024	JPM	USD	8,176	AUD	12,394	27
02/08/2024	SSB	USD	478,599	AUD	750,000	17,970
12/04/2023	BCLY	USD	1,355,161	BRL	6,688,399	3,703
12/04/2023	CITI	USD	243,137	BRL	1,200,000	664
12/04/2023	GS	USD	1,194,501	BRL	5,895,459	3,264
12/04/2023	JPM	USD	1,301,840	BRL	6,639,775	47,146
12/04/2023	MSCI	USD	3,742,950	BRL	18,820,882	80,839
01/31/2024	JPM	USD	2,964,962	CAD	4,092,285	53,712
01/16/2024	UBSA	USD	3,235,311	CAD	4,461,122	54,733
01/31/2024	BCLY	USD	637,156	CHF	557,832	3,924
01/31/2024	CITI	USD	1,251,129	CHF	1,117,785	33,473
01/12/2024	GS	USD	402,923	CHF	360,000	10,007
01/31/2024	JPM	USD	517,068	CHF	452,240	2,664
01/31/2024	SSB	USD	173,882	CHF	155,429	4,744
01/12/2024	SSB	USD	525,279	CHF	460,000	2,354
01/26/2024	JPM	USD	107,590	CLP	100,000,000	6,643
01/26/2024	MSCI	USD	325,785	CLP	294,096,500	10,171
01/29/2024	JPM	USD	327,289	COP	1,415,101,500	20,981
01/18/2024	BCLY	USD	3,202,433	GBP	2,630,000	119,099
01/24/2024	JPM	USD	2,280,447	GBP	1,819,212	17,193
01/23/2024	BCLY	USD	1,098,997	JPY	163,321,089	11,532
01/23/2024	MSCI	USD	5,888,677	JPY	868,915,155	19,655
01/23/2024	UBSA	USD	812,009	JPY	120,874,160	9,895
01/30/2024	BCLY	USD	144,002	KRW	190,000,000	2,623
01/30/2024	CITI	USD	6,533	KRW	8,830,175	281
01/30/2024	MSCI	USD	74,094	KRW	100,000,000	3,077
12/04/2023	BCLY	USD	1,765,860	MXN	31,522,553	49,066
02/02/2024	BCLY	USD	1,895,297	MXN	33,358,753	6,836
12/04/2023	JPM	USD	469,515	MXN	8,444,561	16,684
12/04/2023	MSCI	USD	1,769,399	MXN	31,522,552	45,527
01/18/2024	MSCI	USD	930,605	MXN	17,018,725	42,193
02/02/2024	MSCI	USD	1,897,238	MXN	33,358,752	4,896
01/24/2024	BCLY	USD	1,053,540	NOK	11,741,032	33,218
01/24/2024	DB	USD	5,533,522	NOK	60,978,862	110,724
01/17/2024	JPM	USD	5,416,634	NOK	59,027,768	45,964
01/24/2024	JPM	USD	5,539,655	NOK	60,978,862	104,591
02/29/2024	MSCI	USD	149,038	PEN	560,000	349
01/10/2024	BOA	USD	886,471	SEK	9,800,000	48,299
12/18/2023	GS	USD	98,382	SEK	1,076,046	4,129
01/10/2024	SSB	USD	773,737	SEK	8,600,000	46,571
02/29/2024	BOA	USD	125,903	ZAR	2,400,000	472
02/08/2024	CITI	AUD	2,249,642	USD	1,467,275	(22,193)
01/24/2024	SSB	AUD	2,346,023	USD	1,541,662	(10,967)
12/04/2023	CITI	BRL	1,200,000	USD	232,598	(11,203)
12/04/2023	GS	BRL	3,406,340	USD	686,436	(5,620)
12/04/2023	JPM	BRL	6,639,775	USD	1,345,310	(3,676)
12/04/2023	MSCI	BRL	12,132,483	USD	2,458,207	(6,717)
01/31/2024	BCLY	CAD	1,050,000	USD	762,737	(11,796)
01/16/2024	BCLY	CAD	535,777	USD	388,624	(6,507)
01/31/2024	CITI	CAD	830,000	USD	601,963	(10,287)
01/31/2024	JPM	CAD	2,710,000	USD	1,962,581	(36,451)
02/05/2024	JPM	CAD	3,100,376	USD	2,250,473	(36,678)
01/16/2024	JPM	CAD	247,982	USD	182,036	(849)
01/12/2024	SSB	CHF	7,397,275	USD	8,244,340	(240,545)
01/31/2024	SSB	CHF	8,768,975	USD	9,856,435	(221,210)
01/31/2024	UBSA	CHF	9,299,094	USD	10,632,761	(54,118)
01/29/2024	MSCI	COP	2,120,000,000	USD	510,471	(11,282)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/17/2024	CITI	CZK	2,400,000	USD	105,141	(2,196)
01/17/2024	GS	CZK	7,970,976	USD	341,342	(15,149)
01/17/2024	MSCI	CZK	2,400,000	USD	102,524	(4,813)
01/17/2024	BCLY	EUR	1,023,800	USD	1,084,133	(32,498)
01/31/2024	MSCI	EUR	6,380,000	USD	6,759,868	(202,684)
01/18/2024	BOA	GBP	550,000	USD	672,004	(22,613)
02/13/2024	MSCI	GBP	636,934	USD	793,514	(11,019)
01/18/2024	SSB	GBP	810,000	USD	991,731	(31,251)
02/14/2024	MSCI	HUF	95,479,461	USD	266,986	(4,228)
01/30/2024	MSCI	IDR	1,385,857,000	USD	86,998	(2,044)
01/23/2024	BCLY	JPY	1,164,138,908	USD	7,887,909	(27,844)
01/23/2024	DB	JPY	81,000,000	USD	549,188	(1,585)
01/23/2024	JPM	JPY	1,012,161,989	USD	6,860,301	(22,060)
01/23/2024	MSCI	JPY	157,817,736	USD	1,065,725	(7,382)
02/13/2024	MSCI	JPY	446,849,400	USD	3,006,489	(41,967)
01/23/2024	UBSA	JPY	65,207,823	USD	441,421	(1,970)
12/04/2023	BCLY	MXN	33,358,753	USD	1,913,595	(7,051)
12/04/2023	GS	MXN	7,899	USD	436	(18)
01/18/2024	JPM	MXN	1,000,000	USD	56,396	(764)
12/04/2023	MSCI	MXN	33,358,752	USD	1,915,518	(5,128)
12/04/2023	SSB	MXN	4,764,262	USD	270,413	(3,891)
01/24/2024	BBH	NOK	12,095,476	USD	1,079,549	(40,016)
01/17/2024	CITI	NOK	2,900,000	USD	268,270	(104)
01/24/2024	GS	NOK	5,463,247	USD	505,206	(476)
02/29/2024	DB	NZD	3,540,000	USD	2,148,273	(32,233)
01/29/2024	MSCI	PHP	6,500,000	USD	114,449	(2,701)
01/10/2024	BCLY	SEK	6,600,000	USD	604,412	(25,127)
12/18/2023	BCLY	SEK	6,160,264	USD	560,620	(26,250)
12/18/2023	JPM	SEK	1,410,596	USD	133,806	(577)
01/10/2024	MSCI	SEK	2,144,479	USD	194,918	(9,632)
12/18/2023	SSB	SEK	13,931,556	USD	1,283,010	(44,209)
01/22/2024	SSB	SGD	705,848	USD	528,443	(426)
02/08/2024	SSB	USD	516,440	AUD	780,000	(9)
02/02/2024	BCLY	USD	1,355,793	BRL	6,688,399	(5,973)
12/04/2023	GS	USD	346,778	BRL	1,700,000	(1,394)
02/02/2024	GS	USD	849,374	BRL	4,189,119	(3,946)
02/02/2024	MSCI	USD	2,014,818	BRL	9,928,435	(11,110)
01/17/2024	MSCI	USD	44,807	CZK	1,000,000	(84)
01/31/2024	DB	USD	392,904	EUR	360,000	(33)
01/18/2024	BCLY	USD	808,296	GBP	640,000	(15)
02/14/2024	MSCI	USD	370,583	HUF	130,000,000	(1,313)
01/30/2024	JPM	USD	90,262	IDR	1,400,000,000	(312)
02/12/2024	JPM	USD	132,688	INR	11,073,064	(138)
01/23/2024	GS	USD	483,198	JPY	71,000,000	(422)
01/30/2024	MSCI	USD	132,033	KRW	170,000,000	(842)
01/30/2024	SSB	USD	308,861	KRW	400,000,000	(177)
02/02/2024	JPM	USD	851,857	MXN	14,673,283	(15,178)
02/26/2024	DB	USD	10,149,576	NOK	108,333,018	(113,309)
01/29/2024	CITI	USD	81,132	PHP	4,500,000	(28)
02/22/2024	DB	USD	175,363	PLN	700,000	(721)
01/25/2024	BBH	USD	187,012	RON	850,000	(944)
01/25/2024	CITI	USD	65,849	RON	300,000	(177)
01/22/2024	CITI	USD	135,126	SGD	180,000	(257)
01/31/2024	DB	USD	848,792	ZAR	15,954,543	(6,641)
02/29/2024	MSCI	ZAR	7,200,000	USD	378,790	(334)

						$(228,891)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
15	Australian Government
	Bond 10 Yr.	December 2023	1,116,598	30,286
40	CAC40 10 Euro	December 2023	3,191,346	35,080
11	CBOE Volatility Index (h)	December 2023	151,336	(18,707)
92	Corn (h)	March 2024	2,220,650	1,668
30	Cotton (h)	March 2024	1,200,900	951
48	FTSE 100 Index	December 2023	4,534,614	(34,869)
19	FTSE MIB Index	December 2023	3,086,903	141,382
32	Hang Seng Index	December 2023	3,487,584	(108,846)
52	Iron Ore (h)	January 2024	673,816	3,642
38	Lean Hogs (h)	February 2024	1,086,420	(66,077)
140	MSCI Singapore	December 2023	2,836,286	(12,704)
11	NYMEX Platinum Futures (h)	January 2024	514,745	12,398
80	OMX Stockholm 30 Index	December 2023	1,704,747	32,978
44	RBOB Gasoline (h)	December 2023	4,020,878	2,243
114	Soybean (h)	January 2024	7,653,675	291,777
21	Soybean (h)	January 2024	890,400	(24,358)
16	SPI 200 Futures	December 2023	1,870,702	32,740
12	U.S. Long Bond (CBT)	March 2024	1,397,250	6,687

			$41,638,850	$326,271

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
18	Canadian Government Bond 10 Yr.	March 2024	1,588,622	(17,832)
34	Cocoa (h)	March 2024	1,454,180	(97,396)
6	Coffee (h)	March 2024	415,575	(33,180)
19	Copper (h)	March 2024	1,828,988	(75,384)
2	DAX Index	December 2023	886,709	(12,319)
45	E-mini Russell 2000 Index	December 2023	4,077,450	13,457
6	Eurex Swiss Market New Index	December 2023	746,543	(4,687)
19	Euro Bund	December 2023	2,735,957	(52,961)
9	Euro Bund	March 2024	1,299,506	(5,242)
68	FTSE Taiwan Index	December 2023	4,068,500	(28,366)
18	Gold 100 OZ (h)	February 2024	3,702,960	(148,210)
21	IFSC NIFTY 50 Index	December 2023	850,878	(7,741)
16	KOSPI 200 Index	December 2023	1,048,921	(15,635)
5	Live Cattle Futures (h)	February 2024	343,650	6,192
36	Natural Gas (h)	December 2023	1,008,720	191,961
29	NY Harbor ULSD Futures (h)	December 2023	3,354,616	(17,191)
67	S&P 500 E-Mini	December 2023	15,332,112	(352,458)
5	S&P/TSX 60	December 2023	899,001	(9,545)
33	Silver (h)	March 2024	4,233,900	(441,057)
144	Soybean Oil (h)	January 2024	4,515,264	(175,802)
68	Sugar (h)	February 2024	1,983,206	49,927
9	TOPIX Index	December 2023	1,446,029	(64,047)
19	U.S. Treasury Note 10 Yr. (CBT)	March 2024	2,086,141	(16,481)
51	U.S. Treasury Note 2 Yr. (CBT)	March 2024	10,427,508	(33,286)
59	U.S. Treasury Note 5 Yr. (CBT)	March 2024	6,304,242	(39,234)
64	U.S. Treasury Ultra 10 Yr. (CBT)	March 2024	7,265,000	(33,504)
1	U.S. Ultra Bond (CBT)	March 2024	123,000	(521)
7	UK Gilt Long Bond	March 2024	854,375	(4,576)
205	Wheat (h)	March 2024	6,129,500	34,783
65	WTI Crude (h)	December 2023	4,937,400	116,451

			$95,948,453	$(1,273,884)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value ($)
Equity Options – Calls
Albertsons Cos., Inc. (e)	22.00	01/19/24	(72)	(156,744)	(5,760)
Silicon Motion Technology Corp. (e)	60.00	03/15/24	(158)	(929,040)	(55,300)

	Total Equity Options – Calls				(61,060)

Index Options – Puts
S&P 500 Index	4,360.00	12/01/23	(9)	(4,111,020)	(90)
S&P 500 Index	4,415.00	12/08/23	(9)	(4,111,020)	(1,890)
S&P 500 Index	4,415.00	12/15/23	(8)	(3,654,240)	(17,128)
S&P 500 Index	4,560.00	12/22/23	(8)	(3,654,240)	(32,944)

	Total Index Options – Puts				(52,052)

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps – Puts
CDX.NA.IG.S41	JPM	0.95%	12/20/23	(11,713,000)	Fixed Spread	Pay	(481)
CDX.NA.IG.S41	GS	1.00%	12/20/23	(15,618,000)	Fixed Spread	Pay	(606)
CDX.NA.HY.S41	GS	0.97%	12/20/23	(6,667,000)	Fixed Spread	Pay	(2,154)

				Total Written Options On Credit Default Swaps – Puts			(3,241)

				TOTAL WRITTEN OPTIONS (Premiums $335,241)			$(116,353)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
iTraxx Europe Crossover S38	EUR	4,395,570	5.00%	2.77%	N/A	12/20/2027	Quarterly	(89,850)	(377,010)	(287,160)
CDX.NA.IG.S41	USD	75,681,000	1.00%	0.63%	N/A	12/20/2028	Quarterly	(976,258)	(1,278,782)	(302,524)
Sell Protection:
CDX.NA.HY.S41	USD	8,801,100	5.00%	4.03%	8,801,100 USD	12/20/2028	Quarterly	(153,657)	(343,102)	(189,445)

								$(1,219,765)	$(1,998,894)	$(779,129)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HY.S31	CITI	USD	1,631,000	5.00%	0.07%	N/A	12/20/2023	Quarterly	(6,361)	(4,375)	1,986
CDX.NA.HY.S31	CITI	USD	1,780,000	5.00%	0.07%	N/A	12/20/2023	Quarterly	18,334	(4,774)	(23,108)
CDX.NA.HY.S33	CITI	USD	2,222,000	5.00%	2.09%	N/A	12/20/2024	Quarterly	(53,637)	(66,460)	(12,823)
CMBX.NA.BBB-.11	CGMI	USD	1,886,000	3.00%	9.66%	N/A	11/18/2054	Monthly	397,828	373,664	(24,164)
CMBX.NA.BBB-.9	MLCS	USD	2,640,000	3.00%	16.51%	N/A	09/17/2058	Monthly	212,244	540,323	328,079
CMBX.NA.A.15	CGMI	USD	2,222,000	2.00%	3.73%	N/A	11/18/2064	Monthly	266,640	219,332	(47,308)
CMBX.NA.BBB-.14	CGMI	USD	576,500	3.00%	8.35%	N/A	12/16/2072	Monthly	162,861	138,540	(24,321)
Sell Protection:
CDX.NA.HY.S31	CITI	USD	1,187,000	5.00%	0.07%	1,187,000 USD	12/20/2023	Quarterly	121,667	3,184	(118,483)
CDX.NA.HY.S31	CITI	USD	1,928,000	5.00%	0.07%	1,928,000 USD	12/20/2023	Quarterly	203,886	5,171	(198,715)
CDX.NA.HY.S31	CITI	USD	3,560,000	5.00%	0.07%	3,560,000 USD	12/20/2023	Quarterly	238,520	9,549	(228,971)
CDX.NA.HY.S33	CITI	USD	4,388,727	5.00%	0.10%	4,388,727 USD	12/20/2024	Quarterly	756,836	221,370	(535,466)
iTraxx Europe Crossover S38	JPM	EUR	8,019,000	5.00%	0.51%	8,019,000 EUR	12/20/2027	Quarterly	1,357,928	1,438,041	80,113
CDX.NA.HY.S41	GS	USD	3,556,000	5.00%	2.96%	3,556,000 USD	12/20/2028	Quarterly	245,858	319,573	73,715
CDX.NA.HY.S41	JPM	USD	5,334,000	5.00%	2.96%	5,334,000 USD	12/20/2028	Quarterly	357,319	479,359	122,040
CMBX.NA.A.9	CGMI	USD	1,112,500	2.00%	8.25%	1,112,500 USD	09/17/2058	Monthly	(33,096)	(113,313)	(80,217)
CMBX.NA.A.9	CGMI	USD	1,780,000	2.00%	8.25%	1,780,000 USD	09/17/2058	Monthly	(44,602)	(181,300)	(136,698)
CMBX.NA.A.9	MLCS	USD	4,750,000	2.00%	8.25%	4,750,000 USD	09/17/2058	Monthly	9,294	(483,806)	(493,100)
CMBX.NA.AAA.10	GS	USD	4,610,000	0.50%	0.63%	4,610,000 USD	11/17/2059	Monthly	42,163	(15,970)	(58,133)
CMBX.NA.AAA.15	CGMI	USD	4,445,000	0.50%	0.90%	4,445,000 USD	11/18/2064	Monthly	(165,846)	(110,111)	55,735
CMBX.NA.AAA.15	GS	USD	1,730,000	0.50%	0.90%	1,730,000 USD	11/18/2064	Monthly	(26,617)	(42,855)	(16,238)
CMBX.NA.AAA.14	CGMI	USD	11,125,000	0.50%	0.84%	11,125,000 USD	12/16/2072	Monthly	(218,513)	(212,022)	6,491

									$3,842,706	$2,513,120	$(1,329,586)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2023, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
4.16%	3 Month AUD BBSW	AUD	7,500,000	12/20/2025	Quarterly	—	17,639	17,639
4.15%	3 Month AUD BBSW	AUD	27,752,000	12/20/2025	Quarterly	877	70,164	69,287
3 Month AUD BBSW	4.30%	AUD	3,500,000	12/20/2025	Quarterly	—	(2,366)	(2,366)
3 Month AUD BBSW	4.31%	AUD	3,500,000	12/20/2025	Quarterly	—	(1,991)	(1,991)
3 Month AUD BBSW	4.36%	AUD	10,000,000	12/20/2025	Quarterly	—	865	865
CAD - CORRA - OIS - COMPOUND	4.70%	CAD	6,463,000	12/20/2025	Annually	(4,626)	46,951	51,577
CAD - CORRA - OIS - COMPOUND	4.70%	CAD	1,500,000	12/20/2025	Annually	—	10,977	10,977
CAD - CORRA - OIS - COMPOUND	4.98%	CAD	7,000,000	12/20/2025	Annually	—	78,037	78,037
CAD - CORRA - OIS - COMPOUND	5.06%	CAD	4,500,000	12/20/2025	Annually	—	55,608	55,608
4.61%	CAD - CORRA - OIS - COMPOUND	CAD	10,000,000	12/20/2025	Annually	—	(60,246)	(60,246)
CHF - SARON - OIS - COMPOUND	1.67%	CHF	2,500,000	12/20/2025	Annually	—	22,059	22,059
CHF - SARON - OIS - COMPOUND	1.78%	CHF	16,829,000	12/20/2025	Annually	2,575	190,457	187,882
1.39%	CHF - SARON - OIS - COMPOUND	CHF	3,000,000	12/20/2025	Annually	—	(6,880)	(6,880)
3.39%	EUR - EuroSTR - COMPOUND	EUR	12,479,000	12/20/2025	Annually	(84)	(101,107)	(101,023)
3.45%	EUR - EuroSTR - COMPOUND	EUR	3,500,000	12/20/2025	Annually	—	(32,742)	(32,742)
GBP - SONIA - COMPOUND	5.10%	GBP	2,000,000	12/20/2025	Annually	—	18,699	18,699
GBP - SONIA - COMPOUND	5.10%	GBP	4,500,000	12/20/2025	Annually	—	41,650	41,650
GBP - SONIA - COMPOUND	5.15%	GBP	3,000,000	12/20/2025	Annually	—	31,688	31,688
GBP - SONIA - COMPOUND	5.19%	GBP	3,000,000	12/20/2025	Annually	—	34,655	34,655
GBP - SONIA - COMPOUND	5.23%	GBP	10,121,000	12/20/2025	Annually	(2,834)	124,687	127,521
5.12%	GBP - SONIA - COMPOUND	GBP	7,070,000	12/20/2025	Annually	(1,399)	(68,600)	(67,201)
4.97%	GBP - SONIA - COMPOUND	GBP	2,500,000	12/20/2025	Annually	—	(15,955)	(15,955)
4.69%	GBP - SONIA - COMPOUND	GBP	4,000,000	12/20/2025	Annually	—	1,651	1,651
5.19%	3 Month NZD Bank Bill Rate	NZD	16,000,000	12/20/2025	Quarterly	—	(11,888)	(11,888)
3 Month NZD Bank Bill Rate	5.67%	NZD	9,000,000	12/20/2025	Quarterly	—	56,156	56,156
3 Month SEK STIBOR	3.82%	SEK	45,000,000	12/20/2025	Quarterly	—	30,985	30,985
3 Month SEK STIBOR	3.93%	SEK	66,312,000	12/20/2025	Quarterly	(1,410)	58,576	59,986
3 Month SEK STIBOR	3.94%	SEK	20,000,000	12/20/2025	Quarterly	—	18,156	18,156
USD - SOFR - COMPOUND	4.59%	USD	3,500,000	12/20/2025	Annually	—	6,288	6,288
USD - SOFR - COMPOUND	4.85%	USD	3,000,000	12/20/2025	Annually	—	19,961	19,961
USD - SOFR - COMPOUND	4.90%	USD	2,000,000	12/20/2025	Annually	—	15,295	15,295
4.66%	USD - SOFR - COMPOUND	USD	7,183,000	12/20/2025	Annually	2,401	(21,828)	(24,229)
4.67%	USD - SOFR - COMPOUND	USD	3,000,000	12/20/2025	Annually	—	(10,077)	(10,077)
4.65%	USD - SOFR - COMPOUND	USD	2,500,000	12/20/2025	Annually	—	(7,474)	(7,474)
6 Month AUD BBSW	4.47%	AUD	6,506,000	12/20/2033	Semi-Annually	(2,906)	(103,167)	(100,261)
6 Month AUD BBSW	4.52%	AUD	1,800,000	12/20/2033	Semi-Annually	—	(24,008)	(24,008)
6 Month AUD BBSW	5.04%	AUD	20,880,000	12/20/2033	Semi-Annually	6,296	298,529	292,233
6 Month AUD BBSW	5.22%	AUD	900,000	12/20/2033	Semi-Annually	—	20,969	20,969
4.64%	6 Month AUD BBSW	AUD	800,000	12/20/2033	Semi-Annually	—	5,484	5,484
4.88%	6 Month AUD BBSW	AUD	2,400,000	12/20/2033	Semi-Annually	—	(14,158)	(14,158)
4.93%	6 Month AUD BBSW	AUD	800,000	12/20/2033	Semi-Annually	—	(6,567)	(6,567)
CAD - CORRA - OIS - COMPOUND	3.74%	CAD	1,100,000	12/20/2033	Annually	—	10,360	10,360
CAD - CORRA - OIS - COMPOUND	4.07%	CAD	2,200,000	12/20/2033	Annually	—	65,070	65,070
CAD - CORRA - OIS - COMPOUND	4.07%	CAD	2,400,000	12/20/2033	Annually	—	71,059	71,059
CAD - CORRA - OIS - COMPOUND	4.30%	CAD	2,000,000	12/20/2033	Annually	—	87,603	87,603
4.18%	CAD - CORRA - OIS - COMPOUND	CAD	1,000,000	12/20/2033	Annually	—	(36,154)	(36,154)
4.33%	CAD - CORRA - OIS - COMPOUND	CAD	1,600,000	12/20/2033	Annually	—	(72,431)	(72,431)
4.21%	CAD - CORRA - OIS - COMPOUND	CAD	1,500,000	12/20/2033	Annually	—	(57,122)	(57,122)
3.82%	CAD - CORRA - OIS - COMPOUND	CAD	2,328,000	12/20/2033	Annually	(1,071)	(33,263)	(32,192)
4.15%	CAD - CORRA - OIS - COMPOUND	CAD	4,000,000	12/20/2033	Annually	—	(138,865)	(138,865)
3.80%	CAD - CORRA - OIS - COMPOUND	CAD	400,000	12/20/2033	Annually	—	(5,211)	(5,211)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
CHF - SARON - OIS - COMPOUND	1.39%	CHF	600,000	12/20/2033	Annually	—	5,176	5,176
CAD - CORRA - OIS - COMPOUND	1.74%	CHF	151,000	12/20/2033	Annually	(224)	6,968	7,192
1.74%	CHF - SARON - OIS - COMPOUND	CHF	3,628,000	12/20/2033	Annually	4,657	(168,077)	(172,734)
	CHF - SARON - OIS -
1.82%	COMPOUND	CHF	1,300,000	12/20/2033	Annually	—	(71,461)	(71,461)
	CHF - SARON - OIS -
1.83%	COMPOUND	CHF	600,000	12/20/2033	Annually	—	(33,565)	(33,565)
	CHF - SARON - OIS -
1.85%	COMPOUND	CHF	1,400,000	12/20/2033	Annually	—	(80,588)	(80,588)
EUR - EuroSTR - COMPOUND	2.85%	EUR	1,100,000	12/20/2033	Annually	—	11,116	11,116
EUR - EuroSTR - COMPOUND	2.96%	EUR	1,500,000	12/20/2033	Annually	—	31,648	31,648
EUR - EuroSTR - COMPOUND	2.99%	EUR	2,801,000	12/20/2033	Annually	2,762	66,829	64,067
EUR - EuroSTR - COMPOUND	3.06%	EUR	800,000	12/20/2033	Annually	—	24,531	24,531
EUR - EuroSTR - COMPOUND	3.09%	EUR	1,000,000	12/20/2033	Annually	—	33,281	33,281
EUR - EuroSTR - COMPOUND	3.29%	EUR	500,000	12/20/2033	Annually	—	26,278	26,278
2.98%	EUR - EuroSTR - COMPOUND	EUR	5,299,000	12/20/2033	Annually	861	(120,023)	(120,884)
3.03%	EUR - EuroSTR - COMPOUND	EUR	900,000	12/20/2033	Annually	—	(25,242)	(25,242)
3.07%	EUR - EuroSTR - COMPOUND	EUR	500,000	12/20/2033	Annually	—	(15,665)	(15,665)
GBP - SONIA - COMPOUND	4.00%	GBP	900,000	12/20/2033	Annually	—	2,227	2,227
GBP - SONIA - COMPOUND	4.08%	GBP	500,000	12/20/2033	Annually	—	5,485	5,485
GBP - SONIA - COMPOUND	4.13%	GBP	600,000	12/20/2033	Annually	—	9,451	9,451
GBP - SONIA - COMPOUND	4.17%	GBP	1,500,000	12/20/2033	Annually	—	28,816	28,816
GBP - SONIA - COMPOUND	4.31%	GBP	500,000	12/20/2033	Annually	—	16,803	16,803
GBP - SONIA - COMPOUND	4.32%	GBP	1,100,000	12/20/2033	Annually	—	38,254	38,254
4.40%	GBP - SONIA - COMPOUND	GBP	700,000	12/20/2033	Annually	—	(30,290)	(30,290)
4.43%	GBP - SONIA - COMPOUND	GBP	500,000	12/20/2033	Annually	—	(22,984)	(22,984)
4.54%	GBP - SONIA - COMPOUND	GBP	1,100,000	12/20/2033	Annually	—	(63,267)	(63,267)
4.29%	GBP - SONIA - COMPOUND	GBP	3,100,000	12/20/2033	Annually	(1,498)	(99,859)	(98,361)
4.19%	GBP - SONIA - COMPOUND	GBP	700,000	12/20/2033	Annually	—	(15,014)	(15,014)
4.21%	GBP - SONIA - COMPOUND	GBP	600,000	12/20/2033	Annually	—	(14,517)	(14,517)
4.78%	3 Month NZD Bank Bill Rate	NZD	1,858,000	12/20/2033	Quarterly	410	(4,877)	(5,287)
5.37%	3 Month NZD Bank Bill Rate	NZD	2,100,000	12/20/2033	Quarterly	—	(65,610)	(65,610)
4.85%	3 Month NZD Bank Bill Rate	NZD	2,100,000	12/20/2033	Quarterly	—	(12,209)	(12,209)
3 Month NZD Bank Bill Rate	4.88%	NZD	3,800,000	12/20/2033	Quarterly	—	27,666	27,666
3 Month NZD Bank Bill Rate	4.95%	NZD	1,200,000	12/20/2033	Quarterly	—	12,551	12,551
3 Month NZD Bank Bill Rate	5.16%	NZD	2,000,000	12/20/2033	Quarterly	—	41,458	41,458
3 Month NZD Bank Bill Rate	5.28%	NZD	2,100,000	12/20/2033	Quarterly	—	56,368	56,368
3 Month NZD Bank Bill Rate	5.29%	NZD	1,800,000	12/20/2033	Quarterly	—	48,755	48,755
3 Month SEK STIBOR	2.98%	SEK	10,000,000	12/20/2033	Quarterly	—	5,328	5,328
3.36%	3 Month SEK STIBOR	SEK	13,000,000	12/20/2033	Quarterly	—	(46,982)	(46,982)
3.37%	3 Month SEK STIBOR	SEK	6,000,000	12/20/2033	Quarterly	—	(22,076)	(22,076)
3.43%	3 Month SEK STIBOR	SEK	10,000,000	12/20/2033	Quarterly	—	(42,025)	(42,025)
3.30%	3 Month SEK STIBOR	SEK	123,187,000	12/20/2033	Quarterly	3,014	(385,294)	(388,308)
3.30%	3 Month SEK STIBOR	SEK	4,000,000	12/20/2033	Quarterly	—	(12,625)	(12,625)
3.30%	3 Month SEK STIBOR	SEK	29,000,000	12/20/2033	Quarterly	—	(91,296)	(91,296)
3 Month SEK STIBOR	3.10%	SEK	11,000,000	12/20/2033	Quarterly	—	15,975	15,975
3 Month SEK STIBOR	3.18%	SEK	7,000,000	12/20/2033	Quarterly	—	15,086	15,086
3 Month SEK STIBOR	3.28%	SEK	12,000,000	12/20/2033	Quarterly	—	35,375	35,375
3 Month SEK STIBOR	3.31%	SEK	10,000,000	12/20/2033	Quarterly	—	31,808	31,808
USD - SOFR - COMPOUND	3.90%	USD	500,000	12/20/2033	Annually	—	(2,901)	(2,901)
USD - SOFR - COMPOUND	3.93%	USD	1,742,000	12/20/2033	Annually	(1,049)	(5,736)	(4,687)
USD - SOFR - COMPOUND	4.08%	USD	700,000	12/20/2033	Annually	—	5,864	5,864
USD - SOFR - COMPOUND	4.17%	USD	700,000	12/20/2033	Annually	—	11,442	11,442
USD - SOFR - COMPOUND	4.25%	USD	1,100,000	12/20/2033	Annually	—	24,363	24,363
USD - SOFR - COMPOUND	4.31%	USD	1,500,000	12/20/2033	Annually	—	41,619	41,619
USD - SOFR - COMPOUND	4.40%	USD	600,000	12/20/2033	Annually	—	21,012	21,012
USD - SOFR - COMPOUND	4.42%	USD	1,400,000	12/20/2033	Annually	—	51,201	51,201

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
USD - SOFR - COMPOUND	4.49%	USD	2,100,000	12/20/2033	Annually	—	88,901	88,901
4.53%	USD - SOFR - COMPOUND	USD	1,300,000	12/20/2033	Annually	—	(59,124)	(59,124)
4.14%	USD - SOFR - COMPOUND	USD	600,000	12/20/2033	Annually	—	(7,870)	(7,870)
4.40%	USD - SOFR - COMPOUND	USD	500,000	12/20/2033	Annually	—	(17,408)	(17,408)
4.18%	USD - SOFR - COMPOUND	USD	1,400,000	12/20/2033	Annually	—	(23,856)	(23,856)
4.11%	USD - SOFR - COMPOUND	USD	900,000	12/20/2033	Annually	—	(9,783)	(9,783)

						$6,752	$(50,411)	$(57,163)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1 Month Federal Funds Rate minus 0.02%	Total Return on MSCI World Daily Total Return Net Value Index	JPM	USD	1,340,687	12/15/2023	Monthly	—	25,667	25,667
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.07%	JPM	USD	1,529,970	12/15/2023	Monthly	—	(27,747)	(27,747)
Total Return on Markit iBoxx USD Liquid Investment Grade Index	SOFR	MSCI	USD	8,245,000	12/20/2023	Quarterly	(5)	(213,826)	(213,821)
1 Month Federal Funds Rate minus 0.03%	Total Return on MSCI World Daily Total Return Net Value Index	GS	USD	3,266,534	04/30/2024	Monthly	—	248,520	248,520
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.02%	GS	USD	3,033,374	04/30/2024	Monthly	—	(321,708)	(321,708)
1 Month Federal Funds Rate minus 0.06%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	2,009,679	05/13/2024	Monthly	—	94,946	94,946
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.02%	UBSA	USD	2,002,899	05/13/2024	Monthly	—	(109,561)	(109,561)
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.40%	GS	USD	1,975,812	06/24/2024	Monthly	—	(25,077)	(25,077)
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	2,476,940	06/18/2024	Monthly	—	82,309	82,309

							$(5)	$(246,477)	$(246,472)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

As of November 30, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	Securities are traded on separate exchanges for the same entity.

(c)	Investment valued using significant unobservable inputs.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(e)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(f)	All or a portion of this security is out on loan.

(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(h)	All or a portion of this security or derivative is owned by GMO Alternative Allocation SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Allocation Fund.

(i)	The rate disclosed is the 7 day net yield as of November 30, 2023.

(j)	The following table represents the individual short positions within the custom equity basket swap as of November 30, 2023:

Shares	Description	% of Equity Basket	Value ($)

	Custom equity basket swap with MORD as the counterparty:

(36,000)	China Southern Airlines Co. Ltd. – Class H	0.7%	(17,271)

(33)	POSCO Chemical Co. Ltd.	0.4%	(8,259)

(2,826)	Hotel Shilla Co. Ltd.	6.0%	(143,486)

(40,355)	Samsung Heavy Industries Co. Ltd.	10.4%	(249,061)

(7,405)	Korea Aerospace Industries Ltd.	11.1%	(266,090)

(571)	Samsung Biologics Co. Ltd.	13.3%	(319,418)

(376)	Hanmi Pharm Co. Ltd.	3.7%	(89,280)

(350)	SK IE Technology Co. Ltd.	0.8%	(19,163)

(95,600)	Airports Of Thailand PC NVDR	6.7%	(161,690)

(206,700)	Gulf Energy Development PCL NVDR	11.3%	(270,400)

(139,000)	Kingdee International Software Group Co. Ltd.	8.0%	(192,961)

(6,000)	Zijin Mining Group Co. Ltd. – Class H	0.4%	(9,502)

(130,000)	Air China Ltd. – Class H	3.7%	(87,511)

(78,000)	China Molybdenum Co. Ltd. – Class H	1.9%	(44,571)

(100,000)	Genscript Biotech Corp.	11.6%	(277,939)

(21,600)	Nongfu Spring Co. Ltd. – Class H	5.1%	(123,202)

(46,000)	Alibaba Health Information Technology Ltd.	1.1%	(26,097)
(2,341)	Kakao Corp.	3.8%	(91,334)

	TOTAL COMMON STOCKS		$(2,397,235)

	Custom equity basket swap with GS as the counterparty:

(64,116)	Cosan SA	11.6%	(231,216)

(26,600)	Hapvida Participacoes e Investimentos SA	1.2%	(23,617)

(9,900)	B3 SA – Brasil Bolsa Balcao	1.3%	(26,751)

Shares	Description	% of Equity Basket	Value ($)

(19,300)	Rede D’Or Sao Luiz SA	5.2%	$(104,302)

(58,000)	China Southern Airlines Co. Ltd. – Class H	1.4%	(27,825)

(78,708)	Microport Scientific Corp.	6.3%	(126,091)

(7)	LPP SA	1.3%	(26,037)

(1,012)	CD Projekt SA	1.4%	(27,560)

(2,360)	Dino Polska SA	13.1%	(262,846)

(21,670)	Allegro EU SA	7.8%	(156,712)

(8,618)	Clicks Group Ltd.	6.7%	(135,047)

(397)	Capitec Bank Holdings Ltd.	2.1%	(41,360)

(1,361)	Bid Corp. Ltd.	1.5%	(29,867)

(683)	Kakao Corp.	1.3%	(26,647)

(10,569)	Doosan Enerbility Co. Ltd.	6.5%	(129,085)

(903)	POSCO Chemical Co. Ltd.	11.3%	(225,997)

(12,352)	Samsung Heavy Industries Co. Ltd.	3.8%	(76,234)

(1,101)	Yuhan Corp.	2.6%	(52,258)

(888)	Korea Aerospace Industries Ltd.	1.6%	(31,909)

(60)	Samsung Biologics Co. Ltd.	1.7%	(33,564)

(652)	HYBE Co. Ltd.	5.4%	(108,460)

(145)	Hanmi Pharm Co. Ltd.	1.7%	(34,430)

(333)	SK IE Technology Co. Ltd.	0.9%	(18,232)

(28)	LG Energy Solution Ltd.	0.5%	(9,814)
(27,000)	Gulf Energy Development PCL NVDR	1.8%	(35,321)

	TOTAL COMMON STOCKS		$(2,001,182)

The rates shown on variable rate notes are the current interest rates at November 30, 2023, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CORRA - Canadian Overnight Repo Rate Average

EuroSTR - Euro Short-Term Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

REIT - Real Estate Investment Trust

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

TBA - To Be Announced - Delayed Delivery Security

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MLCS - Merrill Lynch Capital Services, Inc.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBSA - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippines Peso

PLN - Polish Zloty

RON - Romanian New Leu

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TWD - Taiwan New Dollar

USD - United States Dollar

ZAR - South African Rand

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

6,569,914	GMO Emerging Country Debt Fund,

	Class VI	126,536,540

2,603,967	GMO High Yield Fund, Class VI	46,637,040

275,481,643	GMO Implementation Fund	3,556,468,015

6,373,752	GMO Opportunistic Income Fund, Class VI	158,324,007

	TOTAL MUTUAL FUNDS (COST $3,863,478,946)	3,887,965,602

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

3,477,724	State Street Institutional Treasury Money Market Fund – Premier Class, 5.31% (a)	3,477,724

	TOTAL SHORT-TERM INVESTMENTS (COST $3,477,724)	3,477,724

	TOTAL INVESTMENTS — 100.1% (Cost $3,866,956,670)	3,891,443,326

	Other Assets and Liabilities (net) — (0.1%)	(2,827,308)

	TOTAL NET ASSETS — 100.0%	$3,888,616,018

Notes to Schedule of Investments:

(a) The rate disclosed is the 7 day net yield as of November 30, 2023.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 78.5%

	Australia — 1.5%

61,183	Accent Group Ltd.	72,965

1,385	Ampol Ltd.	31,211

103,906	Beach Energy Ltd.	101,239

130,883	BHP Group Ltd. (a)	3,984,395

189,445	BlueScope Steel Ltd.	2,598,684

175,593	Brambles Ltd. (a)	1,547,429

2,511	Brickworks Ltd. (b)	41,631

61,824	CSR Ltd.	239,432

23,740	Dexus – (REIT) (a)	110,338

113,699	Fortescue Ltd.	1,867,039

233,592	GPT Group – (REIT) (a)	635,010

60,458	GrainCorp Ltd. – Class A	304,628

95,164	Grange Resources Ltd.	26,985

92,272	Helia Group Ltd.	251,439

43,009	HomeCo Daily Needs – (REIT) (a)	32,151

11,163	JB Hi-Fi Ltd.	352,431

8,334	McMillan Shakespeare Ltd.	98,060

484,019	Mirvac Group – (REIT) (a)	657,431

59,370	Perenti Ltd. *	41,099

36,819	Qantas Airways Ltd. *	128,886

16,594	Rio Tinto Ltd. (a)	1,362,456

304,181	Scentre Group – (REIT) (a)	531,928

24,820	Southern Cross Media Group Ltd.	17,192

229,965	Stockland – (REIT) (a)	626,692

32,339	Super Retail Group Ltd.	296,440

52,413	Viva Energy Group Ltd.	106,269

	Total Australia	16,063,460

	Austria — 0.2%

17,536	Erste Group Bank AG	709,181

34,965	OMV AG (b)	1,492,962

2,175	Raiffeisen Bank International AG	36,266

737	Strabag SE	30,426

	Total Austria	2,268,835

	Belgium — 0.8%

73,015	Ageas SA	3,144,584

7,968	Bekaert SA	369,861

722	Cie d’Entreprises CFE	5,764

2,983	Colruyt Group NV	128,772

10,386	KBC Group NV	595,404

452	Melexis NV (b)	41,608

635	Orange Belgium SA *	9,348

91,355	Proximus SADP	876,766

2,307	Sofina SA	514,164

9,340	Solvay SA	1,081,946

24,779	UCB SA	1,832,648

	Total Belgium	8,600,865

Shares	Description	Value ($)

	Bermuda — 0.0%

6,154	Liberty Global Ltd. – Class C *	103,633

	Brazil — 0.9%

1,872	Alupar Investimento SA	10,965

135,800	Ambev SA	377,709

273,183	Banco do Brasil SA	3,012,087

49,487	BB Seguridade Participacoes SA	314,695

7,700	Cia Energetica de Minas Gerais	24,310

28,517	CPFL Energia SA	214,657

70,027	Enauta Participacoes SA	220,379

30,200	Engie Brasil Energia SA	266,901

25,202	Itau Unibanco Holding SA	137,017

85,788	Petroleo Brasileiro SA Sponsored ADR (a)	1,309,983

43,100	Ser Educacional SA *	54,553

574,033	TIM SA	2,010,611

10,100	TIM SA ADR	178,063

3,538	Transmissora Alianca de Energia Eletrica SA	26,208

208,890	Ultrapar Participacoes SA	1,071,601

7,852	Vale SA	117,811

	Total Brazil	9,347,550

	Canada — 3.1%

28,900	Alimentation Couche-Tard, Inc. (a)	1,648,447

51,800	B2Gold Corp. (c)	174,836

47,324	B2Gold Corp. (c)	159,955

4,951	Bank of Montreal	407,418

25,176	Bank of Nova Scotia (c)	1,127,129

19,900	Bank of Nova Scotia (c)	890,180

7,426	Brookfield Asset Management Ltd. – Class A	260,133

34,837	Brookfield Corp. – Class A (a) (b)	1,228,701

1,100	BRP, Inc. (b)	67,932

18,970	Canadian Imperial Bank of Commerce (c)	783,461

17,600	Canadian Imperial Bank of Commerce (b) (c)	727,632

1,200	Canadian Natural Resources Ltd.	80,130

14,300	Canadian Tire Corp. Ltd. – Class A (b)	1,487,487

6,700	Canfor Corp. *	79,248

7,000	Cascades, Inc.	63,348

41,500	Celestica, Inc. * (c)	1,118,125

26,789	Celestica, Inc. * (c)	722,231

743	CGI, Inc. * (a)	75,511

15,700	China Gold International Resources Corp. Ltd.	64,787

9,700	CI Financial Corp.	100,506

2,903	Cogeco, Inc. (b)	100,143

2,900	DREAM Unlimited Corp. – Class A	43,149

21,900	Dundee Precious Metals, Inc.	161,714

300	Empire Co. Ltd. – Class A	8,154

600	EQB, Inc.	33,782

200	Fairfax Financial Holdings Ltd.	183,834

23,100	Finning International, Inc.	587,480

25,900	Great-West Lifeco, Inc. (a) (b)	827,800

16,600	iA Financial Corp., Inc.	1,108,461

4,513	Imperial Oil Ltd.	254,262

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

6,200	Interfor Corp. *	94,854

6,585	International Petroleum Corp. *	70,579

1,100	Linamar Corp.	46,701

16,900	Magna International, Inc. (b)	911,164

116,800	Manulife Financial Corp. (a) (c)	2,287,884

92,987	Manulife Financial Corp. (a) (c)	1,821,615

10,300	Martinrea International, Inc. (b)	90,935

20,146	Nutrien Ltd. (c)	1,077,207

17,500	Nutrien Ltd. (c)	936,033

12,100	Onex Corp.	818,497

1,578	Open Text Corp. (a)	63,341

48,600	Parex Resources, Inc. (b)	996,749

38,800	Power Corp. of Canada	1,073,687

40,900	Quebecor, Inc. – Class B (b)	907,549

7,900	Resolute Forest Products, Inc. * (d)	15,800

4,600	Rogers Sugar, Inc. (b)	18,306

15,000	Russel Metals, Inc.	423,155

5,900	Sleep Country Canada Holdings, Inc. (b)	103,047

2,300	Spin Master Corp.	55,934

10,800	Stella-Jones, Inc. (b)	621,759

24,400	Sun Life Financial, Inc. (a) (c)	1,232,092

13,832	Sun Life Financial, Inc. (a) (c)	698,516

14,000	Teck Resources Ltd. – Class B (c)	527,418

99	Teck Resources Ltd. – Class B (b) (c)	3,727

3,422	Teekay Tankers Ltd. – Class A	170,039

5,800	Toronto-Dominion Bank (a) (c)	353,655

5,044	Toronto-Dominion Bank (a) (c)	307,634

1,200	Wajax Corp.	23,638

25,300	West Fraser Timber Co. Ltd. (c)	1,835,017

4,227	West Fraser Timber Co. Ltd. (c)	306,711

	Total Canada	32,469,219

	Chile — 0.1%

178,131	Cencosud SA	330,859

37,376	Cencosud Shopping SA	59,667

9,747	Cia Cervecerias Unidas SA	59,679

1,696,576	Colbun SA	268,636

28,340	Empresas CMPC SA	54,805

20,391	Enel Chile SA ADR	66,271

35,686	Falabella SA *	83,333

28,643	Inversiones La Construccion SA	184,496

	Total Chile	1,107,746

	China — 3.0%

116,000	361 Degrees International Ltd.	52,196

382,000	3SBio, Inc.	354,793

5,738,000	Agricultural Bank of China Ltd. – Class H	2,118,086

103,169	Alibaba Group Holding Ltd. *	958,998

30,500	Anhui Conch Cement Co. Ltd. – Class H	71,121

449,000	BAIC Motor Corp. Ltd. – Class H	136,266

923,000	Bank of China Ltd. – Class H	338,177

426,091	Bank of Communications Co. Ltd. – Class H	251,150

Shares	Description	Value ($)

	China — continued

71,000	Beijing Enterprises Holdings Ltd.	235,391

1,716,000	China Cinda Asset Management Co. Ltd. – Class H	166,838

254,000	China Communications Services Corp. Ltd. – Class H	108,222

168,500	China Conch Venture Holdings Ltd. (b)	126,251

6,471,000	China Construction Bank Corp. – Class H	3,741,489

116,000	China Dongxiang Group Co. Ltd. (d)	3,935

780,000	China Energy Engineering Corp. Ltd. – Class H	74,847

519,000	China Everbright Environment Group Ltd.	170,660

1,058,000	China Greenfresh Group Co. Ltd. * (e)	—

378,000	China Lesso Group Holdings Ltd.	208,442

168,645	China Medical System Holdings Ltd.	323,947

204,000	China Overseas Grand Oceans Group Ltd.	68,181

227,000	China Overseas Land & Investment Ltd.	419,151

3,828,000	China Petroleum & Chemical Corp. – Class H	1,964,656

1,912,042	China Railway Group Ltd. – Class H	839,215

356,000	China Reinsurance Group Corp. – Class H	20,024

387,500	China Resources Pharmaceutical Group Ltd.	241,545

19,000	China Shineway Pharmaceutical Group Ltd.	16,310

284,000	China State Construction International Holdings Ltd.	329,477

1,776,400	China Zhongwang Holdings Ltd. * (e)	—

971,000	CITIC Ltd.	913,512

947,000	COSCO Shipping Holdings Co. Ltd. – Class H	872,478

671,000	CRRC Corp. Ltd. – Class H	270,380

1,158,000	CSPC Pharmaceutical Group Ltd.	1,042,895

604,000	Dongfeng Motor Group Co. Ltd. – Class H	303,040

35,000	Fosun International Ltd.	19,922

219,000	Fufeng Group Ltd.	116,293

38,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. – Class H	104,820

388,400	Haier Smart Home Co. Ltd. – Class H	1,123,111

99,750	Kingboard Holdings Ltd.	240,142

74,800	Legend Holdings Corp. – Class H	64,375

1,944,000	Lenovo Group Ltd.	2,399,124

30,281	Livzon Pharmaceutical Group, Inc. – Class H	90,574

249,000	Lonking Holdings Ltd.	37,872

593,000	Metallurgical Corp. of China Ltd. – Class H	112,429

23,500	NetDragon Websoft Holdings Ltd.	40,442

52,500	Orient Overseas International Ltd.	631,242

226,000	People’s Insurance Co. Group of China Ltd. – Class H	73,208

2,812,000	PetroChina Co. Ltd. – Class H	1,840,099

1,806,000	PICC Property & Casualty Co. Ltd. – Class H	2,097,930

271,000	Ping An Insurance Group Co. of China Ltd. – Class H	1,242,982

245,000	Poly Property Group Co. Ltd.	50,418

177,700	Shanghai Pharmaceuticals Holding Co. Ltd. – Class H	257,596

147,500	Sinopec Engineering Group Co. Ltd. – Class H	76,214

446,000	Sinopharm Group Co. Ltd. – Class H	1,105,302

277,500	Sinotruk Hong Kong Ltd.	575,656

350,000	Skyworth Group Ltd.	137,549

58,000	SSY Group Ltd.	35,842

151,000	TCL Electronics Holdings Ltd. *	50,931

43,923	Tencent Holdings Ltd.	1,829,795

28,000	Tianjin Port Development Holdings Ltd.	1,684

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	China — continued

14,000	Tianneng Power International Ltd. (b)	11,503

118,000	Yadea Group Holdings Ltd.	221,892

	Total China	31,330,620

	Colombia — 0.0%

17,777	Ecopetrol SA Sponsored ADR	224,168

	Czech Republic — 0.0%

55,773	Moneta Money Bank AS	218,066

212	Philip Morris CR AS	149,292

	Total Czech Republic	367,358

	Denmark — 0.8%

572	AP Moller – Maersk AS – Class A (a)	887,360

1,115	AP Moller – Maersk AS – Class B (a)	1,760,592

66,076	Danske Bank AS	1,711,992

822	Genmab AS *	258,532

44,805	H Lundbeck AS	213,875

857	Matas AS	13,181

16,506	Pandora AS	2,228,272

2,749	ROCKWOOL AS – B Shares	743,261

2,359	Scandinavian Tobacco Group AS	41,743

	Total Denmark	7,858,808

	Egypt — 0.1%

19,325	Abou Kir Fertilizers & Chemical Industries	49,641

99,104	Commercial International Bank - Egypt (CIB)	247,606

249,818	Eastern Co. SAE	209,084

12,275	Misr Fertilizers Production Co. SAE	219,911

	Total Egypt	726,242

	Finland — 0.5%

7,978	Kemira OYJ	134,197

27,156	Neste OYJ	1,034,717

632,349	Nokia OYJ	2,217,875

83,157	Outokumpu OYJ	391,834

92,266	Stora Enso OYJ – R Shares	1,198,866

3,075	TietoEVRY OYJ (a)	67,510

12,522	Valmet OYJ	334,220

	Total Finland	5,379,219

	France — 3.6%

13,785	ALD SA	94,963

2,365	Amundi SA	145,783

8,819	APERAM SA	293,789

64,417	ArcelorMittal SA	1,619,512

4,887	Arkema SA	497,288

19,345	AXA SA (a)	603,185

261	Axway Software SA (a)	6,812

3,117	Beneteau SACA	38,161

40,295	BNP Paribas SA	2,533,226

Shares	Description	Value ($)

	France — continued

599	Boiron SA	26,827

50,036	Cie de Saint-Gobain SA (a)	3,262,143

11,059	Cie Generale des Etablissements Michelin SCA	371,874

31,605	Coface SA	384,474

16,937	Credit Agricole SA	221,969

8,028	Derichebourg SA	41,815

9,622	Etablissements Maurel et Prom SA	67,680

52	HEXAOM SA *	1,109

12,649	Ipsen SA	1,426,121

2,772	IPSOS SA	149,434

1,637	LVMH Moet Hennessy Louis Vuitton SE (a)	1,252,762

3,149	Metropole Television SA	42,990

85,774	Orange SA (a)	1,056,814

18,356	Publicis Groupe SA	1,551,208

6,843	Quadient SA	138,760

45,127	Renault SA	1,773,437

20,355	Rexel SA	491,204

10,564	Rubis SCA (a)	256,827

11,874	Safran SA (a)	2,087,772

32,530	Sanofi SA (a)	3,033,908

741	SEB SA	84,480

2,418	Societe BIC SA	162,714

103,709	Societe Generale SA	2,610,001

50,664	STMicroelectronics NV - NY Shares	2,403,500

28,384	Technip Energies NV	662,081

30,901	Television Francaise 1 SA	238,001

100,606	TotalEnergies SE (a)	6,857,229

12,681	Valeo SE	184,133

121,670	Vivendi SE	1,151,599

	Total France	37,825,585

	Germany — 1.1%

4,034	1&1 AG	73,757

565	Allianz SE (Registered) (a)	142,065

109	Amadeus Fire AG	14,373

18,474	Bayerische Motoren Werke AG	1,927,621

9,737	Beiersdorf AG (a)	1,364,882

7,184	Commerzbank AG	87,933

6,552	Continental AG	508,481

10,651	Deutsche Pfandbriefbank AG	65,648

20,198	Deutz AG	95,641

141	Draegerwerk AG & Co. KGaA	6,871

4,242	Freenet AG	119,030

33,767	Fresenius SE & Co. KGaA (a)	1,072,266

1,621	Hamburger Hafen und Logistik AG	28,739

1,750	Heidelberg Materials AG	142,852

3,876	Henkel AG & Co. KGaA	270,826

427	Hornbach Holding AG & Co. KGaA	27,600

23,116	Kloeckner & Co. SE	157,491

274	Krones AG	30,959

55,954	Mercedes-Benz Group AG (a)	3,638,092

45,615	ProSiebenSat.1 Media SE	287,483

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Germany — continued

969	RTL Group SA	34,910

3,875	SAF-Holland SE	62,522

3,939	Salzgitter AG	116,838

13,358	Talanx AG	969,457

1,356	Volkswagen AG	175,963

	Total Germany	11,422,300

	Greece — 0.1%

12,055	FF Group * (e)	—

14,100	JUMBO SA	369,356

15,172	Mytilineos SA	607,317

14,160	National Bank of Greece SA *	97,052

	Total Greece	1,073,725

	Hong Kong — 0.7%

101,600	ASMPT Ltd.	1,040,240

26,600	Bank of East Asia Ltd.	32,240

45,000	BOC Hong Kong Holdings Ltd.	120,317

29,000	Chow Sang Sang Holdings International Ltd.	32,641

234,000	CITIC Telecom International Holdings Ltd.	89,686

107,000	CK Asset Holdings Ltd.	506,686

148,000	CK Hutchison Holdings Ltd.	742,519

22,400	Dah Sing Financial Holdings Ltd.	46,199

108,000	E-Commodities Holdings Ltd.	19,742

164,000	First Pacific Co. Ltd.	65,041

137,693	Galaxy Entertainment Group Ltd.	712,298

104,000	Giordano International Ltd.	35,538

34,500	Health & Happiness H&H International Holdings Ltd.	48,127

14,000	Henderson Land Development Co. Ltd.	38,001

233,000	HKT Trust & HKT Ltd. – Class SS	248,549

206,000	IGG, Inc. *	87,258

66,500	Johnson Electric Holdings Ltd.	102,898

50,000	K Wah International Holdings Ltd.	11,838

9,500	Kerry Logistics Network Ltd.	8,325

68,500	Kerry Properties Ltd.	115,320

31,800	Luk Fook Holdings International Ltd.	88,718

140,000	Pacific Basin Shipping Ltd.	42,480

133,000	Pacific Textiles Holdings Ltd.	24,769

58,000	Shun Tak Holdings Ltd. *	7,791

72,000	SITC International Holdings Co. Ltd.	108,724

32,500	SmarTone Telecommunications Holdings Ltd.	15,819

94,000	Sun Hung Kai Properties Ltd. (a)	921,639

104,500	Swire Pacific Ltd. – Class A	677,237

13,800	Swire Properties Ltd.	26,799

49,500	Texhong International Group Ltd. *	33,422

46,000	Texwinca Holdings Ltd.	5,951

200,000	VSTECS Holdings Ltd.	98,519

29,000	VTech Holdings Ltd.	171,017

1,641,000	WH Group Ltd.	1,053,974

36,000	Xinyi Glass Holdings Ltd.	41,402

71,000	Yue Yuen Industrial Holdings Ltd.	81,403

	Total Hong Kong	7,503,127

Shares	Description	Value ($)

	Hungary — 0.3%

31,489	MOL Hungarian Oil & Gas PLC	250,779

67,836	OTP Bank Nyrt	2,822,649

19,934	Richter Gedeon Nyrt	502,555

	Total Hungary	3,575,983

	India — 3.2%

42,762	Arvind Ltd.	115,847

52,374	Aurobindo Pharma Ltd.	655,921

385	Bajaj Auto Ltd.	28,122

7,274	Bandhan Bank Ltd.	19,871

56,380	Bharat Petroleum Corp. Ltd.	295,904

7,737	Chambal Fertilisers & Chemicals Ltd.	29,526

23,945	Chennai Petroleum Corp. Ltd.	193,070

7,867	Cochin Shipyard Ltd.	113,774

2,218	Colgate-Palmolive India Ltd.	58,201

3,518	Coromandel International Ltd.	49,249

191	Cummins India Ltd.	4,351

2,077	Deepak Fertilisers & Petrochemicals Corp. Ltd.	15,673

9,928	Dhampur Bio Organics Ltd.	19,846

16,739	Dr Reddy’s Laboratories Ltd. ADR	1,170,056

9,141	Dr Reddy’s Laboratories Ltd.	634,690

25,437	Engineers India Ltd.	44,992

80,627	Exide Industries Ltd.	275,699

1,185,365	GAIL India Ltd.	1,876,299

4,013	GHCL Ltd.	26,521

41,167	Glenmark Pharmaceuticals Ltd.	386,177

8,607	Great Eastern Shipping Co. Ltd.	90,645

4,085	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	33,666

174,133	Gujarat State Fertilizers & Chemicals Ltd.	403,921

59,641	HCL Technologies Ltd.	960,385

5,524	Hero MotoCorp Ltd.	253,108

233,669	Hindalco Industries Ltd.	1,450,111

2	Hindustan Aeronautics Ltd.	57

106,704	Hindustan Petroleum Corp. Ltd. *	445,091

17,007	Hindustan Zinc Ltd.	61,162

265,006	Indiabulls Housing Finance Ltd.	646,095

543,077	Indian Oil Corp. Ltd.	730,728

23,548	IndusInd Bank Ltd.	415,166

37,696	Infosys Ltd. (b)	658,823

84,119	IRCON International Ltd.	169,596

905,370	ITC Ltd.	4,743,233

83,713	Karnataka Bank Ltd.	220,078

4,676	L&T Finance Holdings Ltd.	8,323

28,901	Mahindra & Mahindra Ltd.	570,598

259,113	Manappuram Finance Ltd.	518,157

5,912	Muthoot Finance Ltd.	104,476

150,333	National Aluminium Co. Ltd.	166,845

26,883	NCC Ltd.	53,964

473,550	NMDC Ltd.	1,035,137

98,308	NMDC Steel Ltd. *	52,699

159,519	NTPC Ltd.	499,713

2,161,530	Oil & Natural Gas Corp. Ltd.	5,042,041

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	India — continued

45,884	Oil India Ltd.	168,151

869	Oracle Financial Services Software Ltd.	42,236

104,646	Petronet LNG Ltd.	255,312

627,361	Power Finance Corp. Ltd.	2,544,662

255,389	Power Grid Corp. of India Ltd.	642,214

24,064	Rashtriya Chemicals & Fertilizers Ltd.	37,166

600,014	REC Ltd.	2,519,132

15,914	Redington Ltd.	30,753

7,558	Reliance Industries Ltd.	215,861

6,490	RITES Ltd.	36,553

5,004	Shriram Finance Ltd.	120,207

27,766	Sun TV Network Ltd.	225,086

4,576	Tata Consultancy Services Ltd.	191,756

380,535	Tata Steel Ltd.	584,790

16,956	Vardhman Textiles Ltd.	82,216

54	Vedanta Ltd.	151

8,866	Welspun Corp. Ltd.	56,552

19,472	Wipro Ltd.	96,140

63,575	Zydus Lifesciences Ltd.	485,182

	Total India	33,681,727

	Indonesia — 0.5%

1,214,400	AKR Corporindo Tbk. PT	112,331

845,600	Aneka Tambang Tbk. PT	94,935

3,246,300	Bank Central Asia Tbk. PT	1,878,904

1,495,492	Bank Mandiri Persero Tbk. PT	563,906

1,904,500	Bank Negara Indonesia Persero Tbk. PT	647,983

2,588,500	Bank Pembangunan Daerah Jawa Timur Tbk. PT	103,497

3,964,700	Bank Rakyat Indonesia Persero Tbk. PT	1,349,284

530,200	Indofood Sukses Makmur Tbk. PT	219,731

2,482,700	Kalbe Farma Tbk. PT	258,809

296,100	Medco Energi Internasional Tbk. PT	21,977

2,116,700	Media Nusantara Citra Tbk. PT	53,780

307,500	Vale Indonesia Tbk. PT	89,217

	Total Indonesia	5,394,354

	Ireland — 0.4%

9,210	AIB Group PLC	42,703

131,237	Bank of Ireland Group PLC	1,228,744

247	CRH PLC	15,499

11,594	Glanbia PLC	196,089

1,187	Kingspan Group PLC	94,325

15,644	Origin Enterprises PLC	58,989

9,611	Permanent TSB Group Holdings PLC * (b)	17,484

16,307	Ryanair Holdings PLC Sponsored ADR * (a)	1,927,813

6,144	Smurfit Kappa Group PLC	233,424

	Total Ireland	3,815,070

	Israel — 0.2%

1,265	Check Point Software Technologies Ltd. *	184,690

14,349	Israel Discount Bank Ltd.	69,095

189,590	Oil Refineries Ltd.	59,524

Shares	Description	Value ($)

	Israel — continued

165,139	Teva Pharmaceutical Industries Ltd. Sponsored ADR *	1,621,665

14,260	Teva Pharmaceutical Industries Ltd. *	139,732

	Total Israel	2,074,706

	Italy — 1.6%

38,827	Anima Holding SpA	164,004

4,374	Azimut Holding SpA	106,376

16,819	Banca IFIS SpA	287,910

330,151	Banco BPM SpA	1,828,973

176,642	BPER Banca	660,947

17,700	Credito Emiliano SpA	157,405

184,419	Eni SpA	3,058,127

900	Eni SpA Sponsored ADR	29,826

6,234	Esprinet SpA (b)	32,841

97,322	Intesa Sanpaolo SpA (b)	280,540

121,891	Leonardo SpA	1,870,653

14,483	MFE-MediaForEurope NV – Class A	35,136

51,215	Poste Italiane SpA (b)	551,988

213,623	Stellantis NV	4,642,966

2,698,798	Telecom Italia SpA * (b)	784,392

6,151	Tenaris SA ADR	213,255

28,947	UniCredit SpA	789,524

1,495	Unieuro SpA (b)	14,831

239,512	Unipol Gruppo SpA	1,373,914

	Total Italy	16,883,608

	Japan — 14.5%

5,100	Aichi Corp.	32,181

55,300	Amano Corp.	1,173,270

3,400	AOKI Holdings, Inc.	27,206

3,600	Bando Chemical Industries Ltd.	38,049

24,700	Bridgestone Corp. (a)	1,019,512

28,000	Brother Industries Ltd.	472,743

4,400	Canon Marketing Japan, Inc.	111,108

15,800	Canon, Inc.	407,080

2,900	Central Glass Co. Ltd.	53,389

1,300	Chiyoda Integre Co. Ltd.	26,710

14,200	Citizen Watch Co. Ltd.	83,476

2,100	Cosmo Energy Holdings Co. Ltd.	79,804

141,500	Credit Saison Co. Ltd.	2,386,737

1,100	Dai Nippon Toryo Co. Ltd.	7,300

39,000	Daicel Corp.	374,866

3,000	Dai-Dan Co. Ltd.	29,993

5,400	Daido Steel Co. Ltd.	250,051

3,900	Daiichi Jitsugyo Co. Ltd.	50,508

34,900	Daiwa House Industry Co. Ltd.	991,663

133,400	Daiwabo Holdings Co. Ltd.	2,624,085

141,800	Denka Co. Ltd.	2,537,763

1,600	DTS Corp. (a)	38,074

13,100	ENEOS Holdings, Inc.	51,561

58,200	EXEO Group, Inc.	1,224,975

142,600	Fuji Corp.	2,417,831

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

2,700	Fuji Media Holdings, Inc.	27,838

43,200	FUJIFILM Holdings Corp.	2,529,811

108,100	Fujikura Ltd.	833,158

900	Fujitsu Ltd. (a)	128,147

900	Fuyo General Lease Co. Ltd.	73,237

177,800	H.U. Group Holdings, Inc.	3,094,430

4,200	Hanwa Co. Ltd.	129,722

26,800	Haseko Corp.	330,038

14,400	Hazama Ando Corp.	106,430

11,000	Hitachi Construction Machinery Co. Ltd.	286,792

52,100	Hogy Medical Co. Ltd.	1,206,551

162,900	Honda Motor Co. Ltd. (a)	1,666,294

37,552	Honda Motor Co. Ltd. Sponsored ADR	1,151,344

4,100	Horiba Ltd.	276,294

9,000	Hosiden Corp.	110,016

18,200	Idemitsu Kosan Co. Ltd.	496,464

12,300	Inabata & Co. Ltd.	263,362

299,900	Inpex Corp.	4,137,548

215,500	Isuzu Motors Ltd.	2,860,806

106,600	ITOCHU Corp. (a)	4,144,332

2,000	Itochu Enex Co. Ltd.	20,643

500	Itochu-Shokuhin Co. Ltd.	24,179

5,000	Itoki Corp.	44,794

4,500	Jaccs Co. Ltd.	163,376

13,200	Japan Petroleum Exploration Co. Ltd.	504,495

124,200	Japan Tobacco, Inc. (a)	3,193,771

6,300	Kaga Electronics Co. Ltd.	282,643

48,600	Kajima Corp.	768,310

3,500	Kamei Corp.	40,391

10,500	Kandenko Co. Ltd.	94,469

193,200	Kanematsu Corp. (b)	2,684,831

50,200	Kawasaki Kisen Kaisha Ltd.	1,765,523

49,900	KDDI Corp. (a)	1,558,779

154,300	Kirin Holdings Co. Ltd.	2,181,267

1,500	Kohnan Shoji Co. Ltd.	37,453

3,800	Kokuyo Co. Ltd.	59,199

24,700	Komatsu Ltd.	631,803

61,000	Konoike Transport Co. Ltd.	813,024

3,000	Kyokuto Kaihatsu Kogyo Co. Ltd.	38,565

51,300	Kyudenko Corp.	1,618,641

2,500	Life Corp.	57,486

278,600	Macromill, Inc.	1,492,799

136,700	Mandom Corp.	1,178,298

50,700	Marubeni Corp. (a)	792,334

80,500	Maruichi Steel Tube Ltd.	2,082,198

1,000	Maruzen Showa Unyu Co. Ltd.	25,281

1,300	Matsuda Sangyo Co. Ltd.	22,471

95,200	Maxell Ltd. (b)	1,066,618

100,000	Mazda Motor Corp.	1,076,762

1,100	Melco Holdings, Inc.	25,664

25,400	Mirarth Holdings, Inc.	80,066

5,900	Mitsubishi Corp. (a)	275,107

Shares	Description	Value ($)

	Japan — continued

255,600	Mitsubishi Electric Corp. (a)	3,462,346

2,000	Mitsubishi Gas Chemical Co., Inc.	31,656

28,000	Mitsubishi HC Capital, Inc.	182,645

1,800	Mitsubishi Research Institute, Inc. (a)	58,453

395,400	Mitsubishi UFJ Financial Group, Inc. (a) (b)	3,369,072

53,300	Mitsui & Co. Ltd. (a)	1,943,691

3,100	Mitsui DM Sugar Holdings Co. Ltd.	63,272

83,700	Mitsui OSK Lines Ltd.	2,301,393

2,500	Mitsui-Soko Holdings Co. Ltd.	81,732

1,200	MIXI, Inc. (b)	19,597

34,500	Mizuho Financial Group, Inc.	585,454

3,000	Mizuho Leasing Co. Ltd.	100,884

43,700	Morinaga & Co. Ltd.	1,557,697

26,600	MS&AD Insurance Group Holdings, Inc.	1,001,527

52,100	NEC Corp. (a)	2,903,839

87,100	NH Foods Ltd.	2,589,799

6,900	Nichias Corp.	147,326

2,200	Nichiha Corp.	41,382

5,200	Nichireki Co. Ltd.	80,401

2,000	Nippon Densetsu Kogyo Co. Ltd.	27,438

3,300	Nippon Soda Co. Ltd.	119,113

6,600	Nippon Steel Corp.	154,545

2,400	Nippon Television Holdings, Inc.	23,392

124,900	Nippon Yusen KK (a)	3,364,096

900	Nisshin Oillio Group Ltd.	25,516

1,500	Nissin Corp.	25,463

1,200	Niterra Co. Ltd.	27,908

600	Nittetsu Mining Co. Ltd. (b)	22,957

1,700	Nitto Denko Corp.	120,811

9,100	Nojima Corp.	85,823

1,600	Noritake Co. Ltd.	75,085

3,800	Okamura Corp.	54,908

41,900	Ono Pharmaceutical Co. Ltd.	771,966

36,000	ORIX Corp.	657,685

100	Osaka Soda Co. Ltd. (b)	6,587

1,700	Otsuka Corp. (a)	69,261

26,100	Otsuka Holdings Co. Ltd.	1,006,818

171,500	Pacific Industrial Co. Ltd. (b)	1,623,361

14,400	PAL GROUP Holdings Co. Ltd.	227,175

182,300	Panasonic Holdings Corp. (a)	1,878,438

204,700	Penta-Ocean Construction Co. Ltd.	1,123,861

2,200	Prima Meat Packers Ltd.	33,505

26,500	Renesas Electronics Corp. *	461,867

500	Restar Holdings Corp.	9,068

99,300	Rohm Co. Ltd.	1,897,289

800	Roland DG Corp.	19,579

29,600	San-A Co. Ltd.	918,656

2,900	Sangetsu Corp.	56,224

8,800	Sanki Engineering Co. Ltd.	104,010

1,700	Sankyo Co. Ltd.	73,386

63,300	Sankyu, Inc.	2,159,237

21,000	Sanwa Holdings Corp.	301,802

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

14,000	Secom Co. Ltd. (a)	973,143

32,500	Seiko Epson Corp.	482,713

20,500	Sekisui Chemical Co. Ltd.	291,353

127,700	Sekisui House Ltd.	2,614,705

2,900	Sekisui Jushi Corp.	49,200

5,800	Shimamura Co. Ltd.	648,273

34,500	Shionogi & Co. Ltd.	1,626,728

800	Sinanen Holdings Co. Ltd.	21,942

1,500	Sinko Industries Ltd.	25,121

5,700	SKY Perfect JSAT Holdings, Inc.	26,132

92,760	Sojitz Corp.	2,068,923

3,300	Sompo Holdings, Inc.	151,382

136,800	Stanley Electric Co. Ltd.	2,530,505

63,500	Subaru Corp.	1,132,794

192,800	SUMCO Corp.	2,884,645

81,400	Sumitomo Corp. (a)	1,706,660

2,400	Sumitomo Electric Industries Ltd.	29,805

84,400	Sumitomo Forestry Co. Ltd.	2,166,571

4,100	Sumitomo Heavy Industries Ltd.	98,133

52,400	Sumitomo Mitsui Financial Group, Inc. (b)	2,577,946

57,000	Sumitomo Mitsui Trust Holdings, Inc.	2,145,228

166,700	T&D Holdings, Inc.	2,480,351

200	Takasago Thermal Engineering Co. Ltd.	4,059

2,700	Tamron Co. Ltd.	80,549

1,500	TBS Holdings, Inc.	27,866

17,800	TDK Corp.	828,290

142,100	THK Co. Ltd.	2,845,062

3,400	Toho Holdings Co. Ltd. (b)	74,183

202,700	Tokai Carbon Co. Ltd.	1,501,668

244,300	Tokyo Electric Power Co. Holdings, Inc. * (a)	1,043,495

78,100	Tokyo Gas Co. Ltd. (a)	1,810,759

20,300	Tokyo Seimitsu Co. Ltd.	1,175,067

6,000	TOPPAN Holdings, Inc. (a)	140,504

145,200	Tosei Corp. (b)	1,770,499

63,700	Tosoh Corp.	847,451

2,300	Toyo Construction Co. Ltd.	20,677

15,600	Toyota Industries Corp. (a)	1,341,683

35,400	Toyota Tsusho Corp.	1,961,700

1,400	TV Asahi Holdings Corp.	15,864

4,100	Wacoal Holdings Corp.	90,382

7,100	YAMABIKO Corp.	71,513

134,600	Yamaha Motor Co. Ltd.	3,450,528

1,700	Yamato Kogyo Co. Ltd.	85,866

5,300	Yamazen Corp.	43,050

2,800	Yellow Hat Ltd.	33,643

54,700	Yokogawa Bridge Holdings Corp.	1,008,299

2,900	Yuasa Trading Co. Ltd.	86,953

48,100	Zenkoku Hosho Co. Ltd.	1,623,344

	Total Japan	151,827,992

	Kuwait — 0.0%

12,821	Humansoft Holding Co. KSC	124,672

Shares	Description	Value ($)

	Malaysia — 0.1%

74,400	AMMB Holdings Bhd	63,251

214,300	CIMB Group Holdings Bhd	259,866

19,000	Hong Leong Financial Group Bhd	65,651

39,400	IOI Corp. Bhd	34,020

116,300	Kossan Rubber Industries Bhd	40,207

93,700	KPJ Healthcare Bhd	26,960

73,900	Malayan Banking Bhd	142,454

73,200	MISC Bhd	113,039

94,700	Petronas Chemicals Group Bhd	146,934

28,800	PPB Group Bhd	87,137

81,700	Telekom Malaysia Bhd	92,426

	Total Malaysia	1,071,945

	Mexico — 1.0%

74,353	Arca Continental SAB de CV	758,149

63,400	Banco del Bajio SA	203,102

3,913	Coca-Cola Femsa SAB de CV Sponsored ADR	331,236

495,200	Credito Real SAB de CV SOFOM ER * (e)	—

28,310	El Puerto de Liverpool SAB de CV – Class C1	165,344

187,011	Fomento Economico Mexicano SAB de CV	2,378,701

1,761	Fomento Economico Mexicano SAB de CV Sponsored ADR (b)	223,453

4,539	Grupo Aeroportuario del Centro Norte SAB de CV	40,601

400	Grupo Aeroportuario del Centro Norte SAB de CV ADR	28,648

224	Grupo Aeroportuario del Sureste SAB de CV ADR	52,743

7,178	Grupo Aeroportuario del Sureste SAB de CV – Class B	169,460

348,136	Grupo Financiero Banorte SAB de CV – Class O	3,239,528

355,388	Grupo Mexico SAB de CV – Series B	1,632,634

239,500	Grupo Televisa SAB – Series CPO	152,510

53,300	Kimberly-Clark de Mexico SAB de CV – Class A	107,438

27,700	Qualitas Controladora SAB de CV	253,420

10,400	Regional SAB de CV	90,123

8,151	Unifin Financiera SAB de CV * (e)	—

93,135	Wal-Mart de Mexico SAB de CV	366,674

	Total Mexico	10,193,764

	Netherlands — 2.0%

63,070	ABN AMRO Bank NV GDR	847,620

306,031	Aegon Ltd. (b)	1,680,408

13,256	AerCap Holdings NV *	904,324

9,147	ASR Nederland NV	421,709

51,409	EXOR NV	5,009,037

9,049	ForFarmers NV (b)	23,745

143,601	ING Groep NV – Class N	2,017,448

10,420	JDE Peet’s NV (b)	279,515

126,619	Koninklijke Ahold Delhaize NV (a)	3,666,825

124,410	Koninklijke Philips NV (a)	2,553,047

9,995	Koninklijke Vopak NV	343,291

23,671	NN Group NV	903,381

22,734	PostNL NV (b)	35,702

28,160	Randstad NV (a)	1,675,385

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued

23,035	Signify NV	670,297

4,635	TomTom NV * (a)	30,684

4,376	Van Lanschot Kempen NV	137,875

667	Wolters Kluwer NV (a)	91,874

	Total Netherlands	21,292,167

	New Zealand — 0.0%

83,962	Meridian Energy Ltd. (a)	269,794

	Norway — 0.7%

18,759	BW LPG Ltd.	273,327

26,999	DNB Bank ASA	514,705

92,095	DNO ASA	89,199

131,101	Elkem ASA	211,860

146,993	Equinor ASA (a)	4,696,318

34,425	Europris ASA	227,992

1,075	Frontline PLC	21,189

51,510	Hafnia Ltd.	316,301

23,601	Hoegh Autoliners ASA	190,425

18,539	Odfjell Drilling Ltd.	59,270

3,159	Selvaag Bolig ASA	8,090

4,613	Stolt-Nielsen Ltd.	133,648

24,753	Wallenius Wilhelmsen ASA	216,338

	Total Norway	6,958,662

	Pakistan — 0.0%

26,387	Attock Refinery Ltd.	28,803

192,026	Oil & Gas Development Co. Ltd.	73,280

189,332	Pakistan Petroleum Ltd.	60,802

	Total Pakistan	162,885

	Panama — 0.0%

297,879	BAC Holding International Corp.	15,058

	Philippines — 0.0%

233,080	Megaworld Corp.	8,651

	Poland — 0.5%

5,274	Asseco Poland SA	100,643

32,954	Bank Polska Kasa Opieki SA	1,157,751

1,822	Budimex SA	252,514

22,393	Cyfrowy Polsat SA *	71,766

149	Grupa Kety SA	26,964

30,573	Orange Polska SA	61,369

205,358	ORLEN SA	3,031,714

36,749	Powszechny Zaklad Ubezpieczen SA	418,589

2,041	Santander Bank Polska SA *	253,572

	Total Poland	5,374,882

	Portugal — 0.1%

97,952	EDP - Energias de Portugal SA	468,458

54,808	Navigator Co. SA	225,272

Shares	Description	Value ($)

	Portugal — continued

336,851	Sonae SGPS SA	340,679

	Total Portugal	1,034,409

	Qatar — 0.0%

70,560	Ooredoo QPSC	199,516

3,634	Qatar Gas Transport Co. Ltd.	3,235

14,520	Qatar National Cement Co. QSC	14,764

	Total Qatar	217,515

	Russia — 0.0%

3,038,020	Alrosa PJSC (e) (f)	22,035

160,792,062	Federal Grid Co.-Rosseti PJSC * (e)	2,157

68,395	Fix Price Group PLC GDR * (e)	1,641

180,610	Gazprom Neft PJSC (e)	17,644

2,050,858	Gazprom PJSC * (e)	37,229

6,310,100	Inter RAO UES PJSC (e)	2,931

19,776	LSR Group PJSC (e)	1,445

1	LSR Group PJSC GDR* (e)	—

74,944	LUKOIL PJSC (e)	60,597

423	Magnit PJSC (e)	300

1,863,335	Magnitogorsk Iron & Steel Works PJSC * (e) (f)	10,561

25,400	Mechel PJSC * (e)	828

4,554	MMC Norilsk Nickel PJSC * (e)	8,490

1	MMC Norilsk Nickel PJSC ADR * (e)	—

16,770	Mobile TeleSystems PJSC (e)	475

20,400	Mobile TeleSystems PJSC ADR* (e)	1,160

361,420	Moscow Exchange MICEX-Rates PJSC (e)	8,018

3,294,000	Mosenergo PJSC (e)	1,074

75,720	Novatek PJSC (e)	12,718

1,212,010	Novolipetsk Steel PJSC * (e)	23,250

3,466	PhosAgro PJSC (e)	2,613

67	PhosAgro PJSC GDR * (e) (f)	17

10,215	Polyus PJSC * (e) (f)	12,348

1	Polyus PJSC GDR (Registered) (e) (f)	1

5,248	Ros Agro PLC GDR * (e)	846

24,471,200	RusHydro PJSC (e)	2,169

3,677,652	Sberbank of Russia PJSC (e) (f)	113,140

425	Severstal PAO * (e) (f)	60

91,185	Severstal PAO GDR (Registered) * (e) (f)	12,938

11,580	SFI PJSC (e)	729

5,940,620	Surgutneftegas PJSC (e)	20,864

332,388	Tatneft PJSC (e)	23,591

1,300,440	Unipro PJSC * (e)	293

50,950	United Co. Rusal International PJSC * (e)	208

	Total Russia	402,370

	Saudi Arabia — 0.2%

31,172	Almarai Co. JSC	464,349

88,942	Saudi Arabian Oil Co.	786,338

5,089	Saudi Basic Industries Corp.	107,579

49,956	Saudi Telecom Co.	512,712

	Total Saudi Arabia	1,870,978

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Singapore — 0.6%

39,000	Bumitama Agri Ltd.	17,635

265,400	ComfortDelGro Corp. Ltd.	256,231

27,035	DBS Group Holdings Ltd.	642,208

35,500	First Real Estate Investment Trust – (REIT) (b)	6,372

84,500	First Resources Ltd.	87,862

1,013,400	Golden Agri-Resources Ltd.	200,736

238,200	Keppel Corp. Ltd.	1,188,272

106,100	Oversea-Chinese Banking Corp. Ltd.	995,631

40,900	Sasseur Real Estate Investment Trust – (REIT)	20,935

24,200	Sembcorp Industries Ltd.	93,015

37,700	Sheng Siong Group Ltd.	43,979

74,700	StarHub Ltd.	59,782

21,900	United Overseas Bank Ltd.	446,963

6,200	UOL Group Ltd. (b)	27,336

29,400	Venture Corp. Ltd.	275,402

110,999	Yangzijiang Financial Holding Ltd.	26,574

1,325,299	Yangzijiang Shipbuilding Holdings Ltd.	1,436,990

134,400	Yanlord Land Group Ltd. *	54,288

	Total Singapore	5,880,211

	South Africa — 1.4%

141,910	Absa Group Ltd.	1,308,815

28,238	African Rainbow Minerals Ltd.	272,387

45,397	Anglo American Platinum Ltd.	1,922,319

34,061	Aspen Pharmacare Holdings Ltd.	335,005

9,346	Astral Foods Ltd.	79,040

46,951	AVI Ltd.	195,140

12,901	Barloworld Ltd.	52,187

43,165	Bidvest Group Ltd.	540,736

6,663	Clicks Group Ltd.	104,412

7,300	DRDGOLD Ltd. Sponsored ADR	68,036

639,273	FirstRand Ltd.	2,286,733

46,299	Foschini Group Ltd.	268,970

26,799	Gold Fields Ltd. Sponsored ADR (b)	409,757

591,924	Growthpoint Properties Ltd. – (REIT)	332,837

221,398	Impala Platinum Holdings Ltd.	900,252

37,005	Investec Ltd.	236,643

46,717	Kumba Iron Ore Ltd.	1,469,863

17,129	Lewis Group Ltd.	37,702

3,943	Metair Investments Ltd. *	3,489

30,375	Motus Holdings Ltd.	150,131

53,683	Mr Price Group Ltd.	437,167

14,419	MultiChoice Group *	51,754

43,990	Nedbank Group Ltd.	499,030

14,456	Ninety One Ltd.	31,501

4,781	Pick n Pay Stores Ltd.	6,039

8,062	Raubex Group Ltd.	11,308

13,317	Reunert Ltd.	43,624

257,788	RMB Holdings Ltd. *	7,388

26,106	Sanlam Ltd.	93,942

140,566	Sappi Ltd.	294,639

13,102	Shoprite Holdings Ltd.	178,733

Shares	Description	Value ($)

	South Africa — continued

231,392	Sibanye Stillwater Ltd.	254,637

12,508	SPAR Group Ltd.	77,339

19,344	Standard Bank Group Ltd.	205,585

26,544	Tiger Brands Ltd.	255,981

177,126	Truworths International Ltd.	720,189

10,469	Vodacom Group Ltd.	53,913

77,683	Woolworths Holdings Ltd.	277,984

	Total South Africa	14,475,207

	South Korea — 2.6%

1,722	BGF retail Co. Ltd.	179,861

59,439	BNK Financial Group, Inc.	329,843

9,196	Cheil Worldwide, Inc.	139,142

11,217	Coway Co. Ltd.	431,888

10,450	Daou Data Corp.	99,688

2,507	DB Insurance Co. Ltd.	161,755

49,509	Dongwon Development Co. Ltd.	126,022

564	E-MART, Inc.	33,040

2,329	Fila Holdings Corp.	68,591

15,213	GS Holdings Corp.	485,052

19,981	Hana Financial Group, Inc.	642,919

1,994	Handsome Co. Ltd.	29,290

12,242	Hankook Tire & Technology Co. Ltd.	428,481

21,275	HDC Hyundai Development Co-Engineering & Construction	254,085

4,100	Hyundai Glovis Co. Ltd.	550,224

874	Hyundai Home Shopping Network Corp.	29,056

10,492	Hyundai Mobis Co. Ltd.	1,855,616

1,115	Hyundai Motor Co.	158,758

353	INTOPS Co. Ltd.	8,009

25,673	JB Financial Group Co. Ltd.	205,976

9,024	Kakao Games Corp. *	184,306

4,521	KB Financial Group, Inc. ADR	182,106

647	KC Co. Ltd.	8,882

1,095	KCC Glass Corp.	35,200

69,089	Kia Corp.	4,590,144

20,967	KT Skylife Co. Ltd.	98,143

52,399	KT&G Corp.	3,571,932

1,361	Kumho Petrochemical Co. Ltd.	134,393

7,326	LG Corp.	474,482

38,560	LG Electronics, Inc.	3,057,453

6,217	Lotte Energy Materials Corp.	216,847

4,681	LOTTE Fine Chemical Co. Ltd.	208,852

1,432	LX International Corp.	32,952

13,909	Mirae Asset Securities Co. Ltd.	77,088

1,635	Orion Corp.	147,842

90,121	Pan Ocean Co. Ltd.	316,085

1,572	POSCO Holdings, Inc.	587,056

25,772	POSCO Holdings, Inc. Sponsored ADR	2,401,950

1,044	PSK, Inc.	16,020

44,509	Samsung Electronics Co. Ltd.	2,509,761

413	Samsung Electronics Co. Ltd. GDR (a)	575,462

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

22,841	SK Networks Co. Ltd.	100,119

16,781	SK Square Co. Ltd. *	660,310

16,037	VIOL Co. Ltd.	112,396

85,575	Woori Financial Group, Inc.	862,664

5,850	Youngone Corp.	197,646

	Total South Korea	27,577,387

	Spain — 2.1%

105,045	Acerinox SA	1,153,520

1,946	ACS Actividades de Construccion y Servicios SA	77,786

22,724	Amadeus IT Group SA (a)	1,560,156

17,671	Atresmedia Corp. de Medios de Comunicacion SA	73,285

646,102	Banco Bilbao Vizcaya Argentaria SA	6,014,734

2,182,422	Banco de Sabadell SA	3,191,561

919,508	Banco Santander SA	3,811,572

11,816	Cia de Distribucion Integral Logista Holdings SA	306,220

596	Grupo Catalana Occidente SA	20,790

75,252	Industria de Diseno Textil SA (a)	3,105,276

58,705	Mapfre SA (b)	129,540

13,089	Prosegur Compania de Seguridad SA	25,768

131,171	Repsol SA	2,014,175

	Total Spain	21,484,383

	Sweden — 0.7%

4,628	Betsson AB – Class B * (a)	48,143

32,006	Fabege AB	286,697

166,156	Fastighets AB Balder – B Shares * (b)	981,224

122,513	Investor AB – B Shares (a)	2,545,333

10,940	Nordea Bank Abp	122,303

9,284	Securitas AB – B Shares (b)	83,575

25,714	Skanska AB – B Shares	413,235

125,475	SSAB AB – A Shares	950,030

2,199	SSAB AB – B Shares	16,276

194,667	Telefonaktiebolaget LM Ericsson – B Shares	962,613

4,640	Volvo AB – A Shares (a)	109,637

20,405	Volvo AB – B Shares (a)	473,224

24,175	Volvo Car AB – Class B * (b)	78,907

	Total Sweden	7,071,197

	Switzerland — 1.3%

54,857	Adecco Group AG (Registered) (a)	2,645,786

393	Bobst Group SA	28,722

4,879	Holcim AG	358,898

558	Logitech International SA (Registered) (c)	48,937

312	Logitech International SA (Registered) (c)	27,275

2,157	Mobilezone Holding AG	32,379

11,665	Novartis AG (Registered) (a)	1,138,600

32,431	Novartis AG Sponsored ADR	3,174,995

1,009	Roche Holding AG	287,465

17,776	Roche Holding AG – Genusschein (a)	4,782,117

6,499	Sandoz Group AG * (c)	185,514

2,647	Sandoz Group AG * (c)	75,598

Shares	Description	Value ($)

	Switzerland — continued

689	u-blox Holding AG	72,413

8,031	UBS Group AG (Registered) (a)	226,876

	Total Switzerland	13,085,575

	Taiwan — 3.4%

3,414	Acter Group Corp. Ltd.	19,802

311,838	AmTRAN Technology Co. Ltd.	119,294

118,794	ASE Technology Holding Co. Ltd. ADR	1,021,628

60,000	Asustek Computer, Inc.	756,516

19,000	Aten International Co. Ltd.	49,394

8,400	Aurora Corp.	20,197

357,000	Catcher Technology Co. Ltd	2,221,088

74,000	Chicony Electronics Co. Ltd	377,558

180,000	Chipbond Technology Corp.	414,588

25,000	ChipMOS Technologies, Inc.	32,645

1,000	Chlitina Holding Ltd.	6,239

9,280	Chong Hong Construction Co. Ltd.	22,215

570,000	Compal Electronics, Inc.	563,849

41,440	Coretronic Corp.	94,964

591,200	Evergreen Marine Corp. Taiwan Ltd.	2,120,637

91,000	Farglory Land Development Co. Ltd.	170,012

42,701	FLEXium Interconnect, Inc.	119,655

150,821	Foxconn Technology Co. Ltd.	257,370

63,053	Fubon Financial Holding Co. Ltd.	129,945

12,080	Fusheng Precision Co. Ltd.	78,643

23,560	Getac Holdings Corp.	76,740

52,000	Giant Manufacturing Co. Ltd	316,261

12,000	Global Brands Manufacture Ltd.	26,500

237,000	Grand Pacific Petrochemical	121,738

2,000	Grape King Bio Ltd.	9,830

1,246,318	Hon Hai Precision Industry Co. Ltd	4,048,138

69,000	Huaku Development Co. Ltd.	208,512

28,279	Innodisk Corp.	282,043

169,000	Inventec Corp.	229,094

47,000	King’s Town Bank Co. Ltd.	59,286

31,000	Kung Long Batteries Industrial Co. Ltd.	132,384

30,000	Largan Precision Co. Ltd	2,292,089

79,000	Lite-On Technology Corp. ADR	277,705

96,000	MediaTek, Inc.	2,899,152

233,000	Micro-Star International Co. Ltd	1,367,891

272,000	Mitac Holdings Corp.	349,263

77,903	Nantex Industry Co. Ltd.	95,251

17,000	Nichidenbo Corp.	32,532

5,800	Nien Made Enterprise Co. Ltd.	63,086

118,000	Novatek Microelectronics Corp.	1,927,467

355,000	Pou Chen Corp.	350,511

62,000	Primax Electronics Ltd.	127,942

194,472	Radiant Opto-Electronics Corp.	821,814

60,400	Ruentex Industries Ltd.	121,745

22,760	Shin Zu Shing Co. Ltd.	89,569

47,000	Shinkong Insurance Co. Ltd.	102,565

38,900	Simplo Technology Co. Ltd	473,338

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

6,945	Sinmag Equipment Corp.	33,940

8,080	Syncmold Enterprise Corp.	23,138

11,000	T3EX Global Holdings Corp.	27,107

19,000	TaiDoc Technology Corp.	95,538

249,000	Taiwan Semiconductor Manufacturing Co. Ltd.	4,554,738

14,764	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (a)	1,436,685

7,360	Test Research, Inc.	14,728

40,000	Transcend Information, Inc.	106,635

37,000	Tripod Technology Corp.	228,272

12,000	TTY Biopharm Co. Ltd.	31,849

20,000	Tung Ho Steel Enterprise Corp.	44,391

11,000	TXC Corp.	36,247

3,000	United Integrated Services Co. Ltd.	23,471

196,000	United Microelectronics Corp.	306,497

148,000	Universal, Inc.	168,285

276,850	Wan Hai Lines Ltd.	414,095

67,000	Wistron Corp.	195,206

1,191,000	Yang Ming Marine Transport Corp.	1,602,488

804,895	Yuanta Financial Holding Co. Ltd	669,694

6,000	Yulon Nissan Motor Co. Ltd.	36,434

9,669	Zeng Hsing Industrial Co. Ltd.	32,791

	Total Taiwan	35,580,914

	Thailand — 0.8%

1,493,400	AP Thailand PCL NVDR	458,777

545,000	B Grimm Power PCL NVDR	391,195

424,800	Bangkok Bank PCL NVDR	1,824,648

129,400	Bangkok Dusit Medical Services PCL NVDR	96,630

35,700	Electricity Generating PCL NVDR	130,916

69,100	GFPT PCL NVDR	21,231

212,900	Kasikornbank PCL NVDR	774,617

5,496,000	Krung Thai Bank PCL NVDR	2,844,901

53,632	Pruksa Holding PCL NVDR	18,613

218,100	PTT Exploration & Production PCL NVDR	936,237

127,200	Ratch Group PCL NVDR	117,518

36,600	Regional Container Lines PCL NVDR	20,185

1,191,200	Sansiri PCL NVDR	56,624

57,600	SCB X PCL NVDR	162,570

91,100	Somboon Advance Technology PCL NVDR	45,081

269,300	Sri Trang Agro-Industry PCL NVDR	117,185

154,700	Sri Trang Gloves Thailand PCL NVDR	26,852

162,800	Supalai PCL NVDR	81,522

91,100	Thai Oil PCL NVDR	133,147

88,000	Thai Vegetable Oil PCL NVDR	52,766

	Total Thailand	8,311,215

	Turkey — 0.5%

787,682	Akbank TAS	918,823

415,213	Aselsan Elektronik Sanayi Ve Ticaret AS	703,263

509,065	Dogan Sirketler Grubu Holding AS	232,820

29,964	Dogus Otomotiv Servis ve Ticaret AS	254,602

Shares	Description	Value ($)

	Turkey — continued

89,200	Haci Omer Sabanci Holding AS	188,456

213,192	KOC Holding AS	1,043,319

15,737	Mavi Giyim Sanayi Ve Ticaret AS – Class B	55,251

44,442	Tekfen Holding AS	69,491

319,819	Turkcell Iletisim Hizmetleri AS *	640,782

210,484	Turkiye Sise ve Cam Fabrikalari AS	359,170

194,625	Vestel Beyaz Esya Sanayi ve Ticaret AS	111,586

921,853	Yapi ve Kredi Bankasi AS	614,056

	Total Turkey	5,191,619

	United Arab Emirates — 0.1%

15,585	Emaar Properties PJSC	32,193

121,774	Emirates NBD Bank PJSC	583,675

	Total United Arab Emirates	615,868

	United Kingdom — 4.2%

209,825	3i Group PLC (a)	5,934,404

54,388	abrdn PLC	112,257

3,173	AG Barr PLC	19,155

78,017	Balfour Beatty PLC	321,296

4,859	Bank of Georgia Group PLC	211,854

352,294	Barclays PLC	629,896

95,427	Barclays PLC Sponsored ADR	688,983

294,492	Barratt Developments PLC	1,914,896

27,603	Bellway PLC	809,245

34,830	Berkeley Group Holdings PLC	2,044,000

18,722	BP PLC Sponsored ADR (a)	679,421

73,501	British American Tobacco PLC (a)	2,338,800

41,722	British American Tobacco PLC Sponsored ADR (a)	1,330,515

1,950,057	BT Group PLC	3,031,150

100,106	Centamin PLC	122,070

113,172	Centrica PLC (a)	213,276

83,087	Coca-Cola HBC AG	2,308,610

74,943	Compass Group PLC (a)	1,897,288

9,174	Crest Nicholson Holdings PLC	21,531

7,760	Dunelm Group PLC	102,470

23,265	Evraz PLC * (e)	601

122,279	Ferrexpo PLC *	112,743

1,720	Galliford Try Holdings PLC	4,760

19,945	GSK PLC	358,361

43,272	GSK PLC Sponsored ADR	1,557,359

9,445	Hikma Pharmaceuticals PLC	205,817

313,059	HSBC Holdings PLC	2,391,270

22,613	HSBC Holdings PLC Sponsored ADR	869,018

49,830	IG Group Holdings PLC	430,941

35,339	Imperial Brands PLC	826,187

17,373	International Personal Finance PLC	24,148

29,933	Investec PLC	194,525

414,107	ITV PLC	314,963

370,814	J Sainsbury PLC	1,339,943

4,789	Keller Group PLC	49,337

504,635	Kingfisher PLC	1,400,757

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

1,248,608	Lloyds Banking Group PLC	688,341

97,894	Marks & Spencer Group PLC	311,773

62,388	Moneysupermarket.com Group PLC	215,035

7,241	Morgan Advanced Materials PLC	23,423

5,953	Morgan Sindall Group PLC	153,497

67,523	OSB Group PLC	321,740

9,042	Paragon Banking Group PLC	55,273

40,562	Persimmon PLC	642,667

20,638	Plus500 Ltd.	375,281

32,369	Premier Foods PLC	52,428

35,451	Redde Northgate PLC	160,514

71,034	Redrow PLC	484,393

4,034	Rio Tinto PLC (a)	275,714

16,889	Serica Energy PLC	48,989

47,629	Shell PLC (a)	1,539,598

15,165	Spirent Communications PLC	21,912

26,626	Standard Chartered PLC	220,414

405,705	Taylor Wimpey PLC	664,965

3,340	TBC Bank Group PLC	117,314

70,148	Tesco PLC (a)	253,515

21,288	Vesuvius PLC	115,378

940,967	Vodafone Group PLC	846,086

225,259	Vodafone Group PLC Sponsored ADR	2,040,847

	Total United Kingdom	44,440,944

	United States — 18.8%

26,377	3M Co. (a)	2,613,169

3,154	Academy Sports & Outdoors, Inc. (b)	160,444

972	Adtalem Global Education, Inc. * (a) (b)	55,375

1,791	Affiliated Managers Group, Inc.	242,770

2,439	AGCO Corp. (b)	276,900

1,231	Akamai Technologies, Inc. * (a)	142,217

1,117	Allison Transmission Holdings, Inc.	59,737

59,376	Ally Financial, Inc.	1,734,967

13,304	Alphabet, Inc. – Class A * (a)	1,763,179

25,549	Alphabet, Inc. – Class C * (a)	3,421,522

16,518	American Express Co. (a)	2,820,779

1,130	Applied Materials, Inc. (a) (b)	169,251

8,395	Archer-Daniels-Midland Co. (a) (b)	618,963

15,037	Arrow Electronics, Inc. *	1,782,787

900	Aspen Technology, Inc. * (b)	169,434

814	Atkore, Inc. *	105,739

1,057	AutoNation, Inc. * (b)	142,980

2,561	Avnet, Inc. (b)	119,752

65,386	Bank of America Corp. (b)	1,993,619

13,737	Bank of New York Mellon Corp. (a)	663,772

15,326	Best Buy Co., Inc. (b)	1,087,226

2,206	Biogen, Inc. * (b)	516,380

4,726	Bio-Rad Laboratories, Inc. – Class A *	1,441,052

653	Booking Holdings, Inc. * (a) (b)	2,041,082

84,386	BorgWarner, Inc.	2,842,964

21,949	Bristol-Myers Squibb Co. (a) (b)	1,083,842

Shares	Description	Value ($)

	United States — continued

2,888	Brunswick Corp.	227,777

12,411	Builders FirstSource, Inc. *	1,664,439

565	Bunge Global SA	62,077

23,329	Capital One Financial Corp. (a)	2,604,916

14,009	CarMax, Inc. * (b)	895,735

5,245	Carrier Global Corp. (b)	272,530

1,200	Carter’s, Inc.	81,828

10,222	CBRE Group, Inc. – Class A *	807,129

18,640	Centene Corp. * (a)	1,373,395

19,190	Chesapeake Energy Corp.	1,541,149

15,498	Chevron Corp. (a) (b)	2,225,513

3,550	Cigna Group (a) (b)	933,224

26,834	Cisco Systems, Inc. (a)	1,298,229

62,956	Citigroup, Inc.	2,902,272

98,538	Cleveland-Cliffs, Inc. * (b)	1,690,912

32,946	Cognizant Technology Solutions Corp. – Class A (a)	2,318,739

82,817	Comcast Corp. – Class A (a)	3,469,204

1,300	Commercial Metals Co.	58,929

1,638	Crane NXT Co.	84,291

2,427	Cummins, Inc. (a)	544,036

37,169	CVS Health Corp. (a)	2,525,634

27,758	Darling Ingredients, Inc. * (b)	1,217,743

6,367	Dick’s Sporting Goods, Inc. (b)	828,347

23,124	Discover Financial Services (b)	2,150,532

8,418	DR Horton, Inc. (a)	1,074,726

5,343	Dropbox, Inc. – Class A * (a)	150,566

51,854	eBay, Inc. (b)	2,126,533

2,428	Elevance Health, Inc. (a)	1,164,202

918	Encore Wire Corp. (b)	169,187

17,473	EOG Resources, Inc.	2,150,402

6,521	Etsy, Inc. * (b)	494,357

13,077	Expedia Group, Inc. * (b)	1,780,826

19,148	Exxon Mobil Corp. (a)	1,967,265

1,244	F5, Inc. *	212,960

33,208	Fidelity National Financial, Inc.	1,489,047

2,411	FMC Corp. (b)	129,374

2,191	Foot Locker, Inc. (b)	59,004

209,592	Ford Motor Co. (a)	2,150,414

2,461	Fortune Brands Innovations, Inc.	168,406

54,062	Fox Corp. – Class B	1,495,355

61,869	Franklin Resources, Inc. (b)	1,534,351

10,823	Gap, Inc.	217,218

3,204	Garmin Ltd.	391,657

7,981	Generac Holdings, Inc. * (b)	934,336

5,098	General Electric Co. (a)	620,936

6,881	General Mills, Inc. (a) (b)	438,044

54,938	General Motors Co.	1,736,041

12,366	Gilead Sciences, Inc. (b)	947,236

8,293	Goldman Sachs Group, Inc. (a)	2,832,391

100	Graham Holdings Co. – Class B (a) (b)	62,715

15,879	Green Plains, Inc. *	395,070

640	Group 1 Automotive, Inc.	180,544

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	United States — continued

10,000	H&R Block, Inc. (a) (b)	454,200

1,741	Harley-Davidson, Inc. (b)	52,213

4,561	Hartford Financial Services Group, Inc.	356,488

68,285	Hewlett Packard Enterprise Co.	1,154,699

8,439	Hilton Worldwide Holdings, Inc. (a)	1,413,701

700	HNI Corp.	27,349

82,189	HP, Inc.	2,411,425

756	Humana, Inc. (a)	366,554

5,578	Huntsman Corp.	137,219

25,833	Incyte Corp. *	1,403,765

88,720	Intel Corp. (a)	3,965,784

15,953	Intercontinental Exchange, Inc. (a)	1,816,090

21,572	International Business Machines Corp. (b)	3,420,456

60,171	Invesco Ltd.	858,640

11,004	Janus Henderson Group PLC	288,195

10,475	Jazz Pharmaceuticals PLC *	1,238,459

7,866	Johnson & Johnson (a)	1,216,556

19,222	JPMorgan Chase & Co. (a)	3,000,170

4,905	Kellanova (b)	257,709

4,600	Keysight Technologies, Inc. *	625,094

96,470	Kinder Morgan, Inc.	1,694,978

4,561	Kohl’s Corp. (b)	106,955

61,187	Kraft Heinz Co. (a)	2,148,276

30,246	Kroger Co. (b)	1,338,990

4,172	Laboratory Corp. of America Holdings (b)	904,949

2,230	Lam Research Corp. (a)	1,596,502

29,459	Las Vegas Sands Corp. (a)	1,358,649

1,773	La-Z-Boy, Inc.	62,392

1,924	Lear Corp.	257,335

9,555	Lennar Corp. – Class A (a)	1,222,276

8,398	LyondellBasell Industries NV – Class A	798,650

1,100	M&T Bank Corp. (b)	140,987

20,929	Macy’s, Inc. (b)	331,934

4,240	ManpowerGroup, Inc.	314,650

3,974	Marathon Petroleum Corp.	592,881

1,044	Markel Group, Inc. *	1,502,410

48,688	Match Group, Inc. * (b)	1,576,517

500	Matson, Inc. (b)	47,885

1,554	Medtronic PLC (a)	123,186

10,895	Merck & Co., Inc. (a)	1,116,520

16,826	Meta Platforms, Inc. – Class A * (a)	5,504,626

20,205	MGIC Investment Corp.	355,406

31,477	Micron Technology, Inc. (a)	2,396,029

20,833	Moderna, Inc. * (b)	1,618,724

16,176	Mohawk Industries, Inc. * (b)	1,428,503

10,597	Molson Coors Beverage Co. – Class B	652,139

22,552	Mosaic Co.	809,391

2,773	NetApp, Inc.	253,424

14,222	Nucor Corp. (b)	2,417,313

20,591	ON Semiconductor Corp. *	1,468,756

971	OneMain Holdings, Inc. (b)	41,073

2,408	Oracle Corp. (a) (b)	279,834

Shares	Description	Value ($)

	United States — continued

9,895	Otis Worldwide Corp. (a)	848,892

37,719	Ovintiv, Inc.	1,672,460

2,360	Owens Corning	319,969

22,701	PACCAR, Inc. (a) (b)	2,084,406

116,950	Paramount Global – Class B	1,680,571

36,807	PayPal Holdings, Inc. * (a)	2,120,451

100,600	Pfizer, Inc. (a)	3,065,282

6,290	Phillips 66	810,718

14,178	PulteGroup, Inc.	1,253,619

3,126	PVH Corp.	305,660

25,711	QUALCOMM, Inc. (a)	3,318,005

14,759	Radian Group, Inc. (b)	379,454

2,528	Regeneron Pharmaceuticals, Inc. * (a)	2,082,592

8,827	Regions Financial Corp. (b)	147,234

472	Reliance Steel & Aluminum Co.	129,923

1,309	Schneider National, Inc. – Class B	30,146

1,623	Sensata Technologies Holding PLC	52,764

19,317	Skyworks Solutions, Inc. (b)	1,872,397

17,148	SolarEdge Technologies, Inc. * (b)	1,361,208

7,039	State Street Corp.	512,580

19,777	Steel Dynamics, Inc.	2,356,034

1,782	Stewart Information Services Corp.	84,199

66,724	Synchrony Financial	2,159,189

4,958	T Rowe Price Group, Inc. (b)	496,445

11,593	Tapestry, Inc.	367,150

3,729	Target Corp. (a)	498,977

3,215	TE Connectivity Ltd.	421,165

5,779	Texas Instruments, Inc. (a)	882,511

6,216	Textron, Inc. (b)	476,519

1,590	Timken Co. (b)	115,116

1,400	Tri Pointe Homes, Inc. *	40,852

38,853	Tyson Foods, Inc. – Class A (b)	1,819,875

45,586	U.S. Bancorp	1,737,738

1,047	UFP Industries, Inc.	114,783

500	United Rentals, Inc. (a) (b)	238,010

111	UnitedHealth Group, Inc. (a) (b)	61,380

1,067	Universal Corp. (b)	60,029

3,222	Universal Health Services, Inc. – Class B	442,961

4,812	Unum Group	206,916

540	Valero Energy Corp.	67,694

94,372	Verizon Communications, Inc. (a)	3,617,279

64,004	VF Corp. (b)	1,070,787

165,946	Viatris, Inc.	1,523,384

88,400	Walgreens Boots Alliance, Inc. (b)	1,762,696

35,920	Wells Fargo & Co. (a)	1,601,673

10,460	Western Digital Corp. * (b)	505,323

13,304	Western Union Co. (b)	154,726

8,462	Westlake Corp. (b)	1,086,436

4,984	Whirlpool Corp. (b)	542,758

1,001	Williams-Sonoma, Inc. (b)	187,728

722	Xerox Holdings Corp.	10,101

26,100	Zoom Video Communications, Inc. – Class A * (a) (b)	1,770,363

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	United States — continued

9,133	ZoomInfo Technologies, Inc. * (b)	131,241

	Total United States	196,508,920

	Vietnam — 0.2%

66,000	Duc Giang Chemicals JSC	257,215

11,300	IDICO Corp. JSC	22,791

38,500	PetroVietNam Ca Mau Fertilizer JSC	50,787

30,300	PetroVietnam Technical Services Corp.	48,106

21,000	Petrovietnam Transportation Corp.	22,681

80,200	Sai Gon-Ha Noi Securities JSC *	59,963

67,464	Saigon - Hanoi Commercial JSB *	30,049

88,500	Saigon Thuong Tin Commercial JSB *	100,346

381,600	SSI Securities Corp.	492,334

94,000	Vietnam Dairy Products JSC	260,885

171,746	Vietnam Joint Stock Commercial Bank for Industry & Trade *	186,201

76,500	VIX Securities JSC *	51,693

794,000	VNDirect Securities Corp. *	685,849

	Total Vietnam	2,268,900

	TOTAL COMMON STOCKS (COST $877,379,866)	822,415,992

	PREFERRED STOCKS (g) — 1.7%

	Brazil — 1.0%

320,959	Bradespar SA	1,591,085

2,200	Cia de Ferro Ligas da Bahia FERBASA	20,672

226,595	Cia Energetica de Minas Gerais	509,627

418,400	Gerdau SA Sponsored ADR	1,866,064

375,602	Itausa SA	744,023

16,400	Metalurgica Gerdau SA	34,253

372,713	Petroleo Brasileiro SA	2,719,217

242,204	Petroleo Brasileiro SA ADR	3,524,068

4,000	Unipar Carbocloro SA – Class B	60,308

	Total Brazil	11,069,317

	Colombia — 0.0%

8,700	Bancolombia SA Sponsored ADR	240,033

297,879	Grupo Aval Acciones y Valores SA	33,231

	Total Colombia	273,264

	Germany — 0.4%

11,810	Bayerische Motoren Werke AG	1,122,293

1,147	Draegerwerk AG & Co. KGaA	64,599

1,460	Henkel AG & Co. KGaA (a)	114,859

20,887	Porsche Automobil Holding SE	1,021,349

5,603	Schaeffler AG	31,019

512	Villeroy & Boch AG	9,745

13,538	Volkswagen AG (a)	1,571,415

	Total Germany	3,935,279

Shares / Par Value†	Description	Value ($)

	Russia — 0.0%

12,924	Bashneft PJSC (e)	2,469

56,000	Nizhnekamskneftekhim PJSC (e)	472

20,810	Sberbank of Russia PJSC (e) (f)	639

9,254,300	Surgutneftegas PJSC (e)	60,648

161	Transneft PJSC (e)	2,598

	Total Russia	66,826

	South Korea — 0.3%

538	Hyundai Motor Co. (c)	45,665

778	Hyundai Motor Co. (c)	65,092

2,160	Hyundai Motor Co. GDR	88,785

2,082	LG Electronics, Inc.	75,413

54,098	Samsung Electronics Co. Ltd.	2,426,912

89	Samsung Electronics Co. Ltd. GDR	98,476

	Total South Korea	2,800,343

	TOTAL PREFERRED STOCKS (COST $22,116,395)	18,145,029

	DEBT OBLIGATIONS — 16.4%

	United States — 16.4%

	U.S. Government — 16.1%

490,000	U.S. Treasury Bills, 5.52%, due 03/07/24 (h)	483,094

20,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield - 0.08%, 5.28%, due 04/30/24	19,993,814

30,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.04%, 5.39%, due 07/31/24	30,001,007

40,477,673	U.S. Treasury Inflation-Indexed Notes, 1.25%, due 04/15/28 (a)	38,743,536

84,158,717	U.S. Treasury Inflation-Indexed Notes, 1.38%, due 07/15/33 (a)	78,796,887

	Total U.S. Government	168,018,338

	U.S. Government Agency — 0.3%

3,500,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.12%, 5.43%, due 03/06/24	3,501,088

	Total United States	171,519,426

	TOTAL DEBT OBLIGATIONS (COST $170,117,607)	171,519,426

	MUTUAL FUNDS — 15.9%

	United States — 15.9%

	Affiliated Issuers — 15.9%

2,069,739	GMO Emerging Country Debt Fund, Class VI	39,863,167

738,263	GMO High Yield Fund, Class VI	13,222,291

2,112,957	GMO Opportunistic Income Fund, Class VI	52,485,865

2,196,614	GMO Resources Fund, Class VI	48,127,809

2,631,692	GMO U.S. Treasury Fund (i)	13,158,461

	Total Affiliated Issuers	166,857,593

	TOTAL MUTUAL FUNDS (COST $182,782,090)	166,857,593

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 7.5%

	Money Market Funds — 0.7%

7,030,049	State Street Institutional Treasury Money Market Fund – Premier Class, 5.31% (j)	7,030,049

	Repurchase Agreements — 2.9%

30,999,585	Nomura Securities International, Inc. Repurchase Agreement, dated 11/30/23, maturing on 12/01/23 with a maturity value of $31,004,149 and an effective yield of 5.30%, collateralized by a U.S. Treasury Note with maturity date 09/30/28 and a market value of $31,303,536.	30,999,585

	U.S. Government Agency — 3.9%

16,000,000	Federal Home Loan Banks, 5.23%, due 03/22/24	15,992,396

9,500,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.10%, 5.41%, due 09/04/24	9,500,970

15,000,000	Federal Home Loan Banks, 5.55%, due 08/12/24	14,987,599

	Total U.S. Government Agency	40,480,965

	TOTAL SHORT-TERM INVESTMENTS (COST $78,529,634)	78,510,599

	TOTAL INVESTMENTS — 120.0% (Cost $1,330,925,592)	1,257,448,639

	SECURITIES SOLD SHORT — (18.8)%

	Common Stocks — (18.6)%

	Australia — (0.4)%

(23,744)	ASX Ltd.	(910,497)

(5,418)	Cochlear Ltd.	(977,173)

(52,035)	IDP Education Ltd.	(778,461)

(132,537)	Lottery Corp. Ltd.	(402,322)

(11,040)	Pilbara Minerals Ltd.	(26,398)

(22,745)	Ramsay Health Care Ltd.	(738,579)

(12,554)	WiseTech Global Ltd.	(552,859)

	Total Australia	(4,386,289)

	Austria — (0.1)%

(12,588)	Verbund AG	(1,199,155)

	Belgium — (0.2)%

(27,293)	Anheuser-Busch InBev SA	(1,717,629)

(6)	Lotus Bakeries NV	(52,108)

	Total Belgium	(1,769,737)

	Canada — (1.2)%

(21,895)	Agnico Eagle Mines Ltd.	(1,175,761)

(12,752)	Algonquin Power & Utilities Corp.	(78,425)

(73,900)	AltaGas Ltd.	(1,503,106)

(3,407)	Brookfield Renewable Corp. – Class A	(90,422)

(38,730)	Cameco Corp.	(1,778,482)

(50,150)	Enbridge, Inc.	(1,748,730)

(12,046)	Franco-Nevada Corp.	(1,350,357)

Shares	Description	Value ($)

	Canada — continued

(47,600)	GFL Environmental, Inc.	(1,366,120)

(49,101)	Pembina Pipeline Corp.	(1,641,446)

(24,210)	Restaurant Brands International, Inc.	(1,720,847)

	Total Canada	(12,453,696)

	Denmark — (0.1)%

(7,592)	Coloplast AS – Class B	(895,836)

(626)	Novo Nordisk AS – Class B	(63,955)

(20,867)	Tryg AS	(450,294)

	Total Denmark	(1,410,085)

	Finland — (0.0)%

(6,700)	Elisa OYJ	(299,901)

(1,198)	Kone OYJ – Class B	(53,330)

	Total Finland	(353,231)

	France — (0.5)%

(37,664)	Accor SA	(1,309,559)

(7,048)	Aeroports de Paris SA	(869,037)

(85,857)	Getlink SE	(1,568,877)

(852)	Hermes International SCA	(1,765,781)

(898)	Sartorius Stedim Biotech	(202,493)

	Total France	(5,715,747)

	Germany — (0.8)%

(7,220)	adidas AG	(1,511,388)

(3,431)	Covestro AG *	(180,423)

(46,186)	Delivery Hero SE *	(1,464,034)

(3,578)	Deutsche Boerse AG	(680,208)

(6,020)	MTU Aero Engines AG	(1,233,684)

(1,430)	Puma SE	(92,357)

(4,503)	QIAGEN NV *	(185,344)

(1,091)	Rational AG	(699,683)

(19,304)	Siemens Energy AG *	(228,075)

(14,961)	Symrise AG	(1,684,033)

(2,478)	Vonovia SE	(68,921)

(8,677)	Zalando SE *	(206,878)

	Total Germany	(8,235,028)

	Ireland — (0.1)%

(3,635)	Flutter Entertainment PLC *	(569,500)

	Israel — (0.2)%

(8,861)	CyberArk Software Ltd. *	(1,765,731)

	Italy — (0.5)%

(37,218)	Amplifon SpA	(1,156,815)

(5,176)	Ferrari NV	(1,865,314)

(99,984)	FinecoBank Banca Fineco SpA	(1,349,218)

(112,566)	Infrastrutture Wireless Italiane SpA	(1,391,968)

	Total Italy	(5,763,315)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Japan — (1.6)%

(75,200)	Aeon Co. Ltd.	(1,555,394)

(3,400)	ANA Holdings, Inc. *	(70,160)

(32,300)	Asahi Intecc Co. Ltd.	(626,644)

(1,400)	BayCurrent Consulting, Inc.	(46,979)

(14,100)	GMO Payment Gateway, Inc.	(826,747)

(1,800)	Ibiden Co. Ltd.	(86,057)

(12,700)	Japan Airlines Co. Ltd.	(240,380)

(42,900)	Japan Exchange Group, Inc.	(875,689)

(21,900)	Keio Corp.	(631,134)

(12,100)	Keisei Electric Railway Co. Ltd.	(487,401)

(19,800)	Kintetsu Group Holdings Co. Ltd.	(554,427)

(15,300)	Kobe Bussan Co. Ltd.	(402,313)

(8,400)	Lasertec Corp.	(1,876,026)

(26,000)	M3, Inc.	(429,067)

(72,100)	MonotaRO Co. Ltd.	(724,684)

(35,100)	Nippon Paint Holdings Co. Ltd.	(261,652)

(30,800)	Odakyu Electric Railway Co. Ltd.	(432,780)

(50,100)	Oriental Land Co. Ltd.	(1,701,856)

(351,000)	Rakuten Group, Inc.	(1,387,115)

(8,400)	Sharp Corp. *	(52,491)

(18,700)	Shiseido Co. Ltd.	(500,946)

(148,400)	SoftBank Corp.	(1,803,493)

(20,800)	Tobu Railway Co. Ltd.	(514,007)

(63,100)	Tokyu Corp.	(740,096)

(5,500)	West Japan Railway Co.	(217,374)

	Total Japan	(17,044,912)

	Netherlands — (0.5)%

(1,415)	Adyen NV *	(1,654,497)

(100)	ASML Holding NV	(68,153)

(9,578)	BE Semiconductor Industries NV	(1,344,627)

(324)	IMCD NV	(50,005)

(66,835)	Universal Music Group NV	(1,765,848)

	Total Netherlands	(4,883,130)

	New Zealand — (0.1)%

(20,719)	Xero Ltd. *	(1,412,605)

	Norway — (0.1)%

(21,686)	Aker BP ASA	(617,617)

	Peru — (0.1)%

(19,231)	Southern Copper Corp.	(1,383,286)

	Singapore — (0.3)%

(417,461)	Grab Holdings Ltd. – Class A *	(1,269,082)

(13,911,000)	Seatrium Ltd. *	(1,092,674)

(35,500)	Singapore Exchange Ltd.	(250,572)

(33,200)	Singapore Technologies Engineering Ltd.	(92,087)

	Total Singapore	(2,704,415)

Shares	Description	Value ($)

	Spain — (0.4)%

(48,210)	Cellnex Telecom SA *	(1,840,588)

(53,079)	Ferrovial SE	(1,835,700)

	Total Spain	(3,676,288)

	Sweden — (0.2)%

(28,130)	Beijer Ref AB	(311,518)

(33,141)	EQT AB	(782,890)

(5,665)	Evolution AB	(586,894)

(35,726)	H & M Hennes & Mauritz AB – Class B	(572,199)

	Total Sweden	(2,253,501)

	Switzerland — (0.1)%

(657)	Bachem Holding AG	(48,873)

(1)	Chocoladefabriken Lindt & Spruengli AG	(122,313)

(560)	Partners Group Holding AG	(738,355)

(3,026)	SIG Group AG	(70,617)

(2,619)	Straumann Holding AG (Registered)	(360,184)

	Total Switzerland	(1,340,342)

	United Kingdom — (1.1)%

(10,994)	Admiral Group PLC	(375,642)

(136,830)	Auto Trader Group PLC	(1,254,999)

(72,609)	Hargreaves Lansdown PLC	(659,862)

(182,971)	Informa PLC	(1,720,541)

(20,424)	InterContinental Hotels Group PLC	(1,583,777)

(17,371)	London Stock Exchange Group PLC	(1,958,289)

(269,305)	M&G PLC	(713,310)

(4,042)	Prudential PLC	(44,209)

(490,490)	Rolls-Royce Holdings PLC *	(1,673,781)

(10,068)	Severn Trent PLC	(330,740)

(3,763)	Spirax-Sarco Engineering PLC	(439,728)

(87,899)	Wise PLC – Class A *	(869,535)

	Total United Kingdom	(11,624,413)

	United States — (10.0)%

(1,329)	AECOM	(118,095)

(100,648)	AES Corp.	(1,732,152)

(9,068)	Alnylam Pharmaceuticals, Inc. *	(1,525,691)

(39,414)	Altria Group, Inc.	(1,656,965)

(5,100)	American Tower Corp. – (REIT)	(1,064,778)

(2,831)	Amgen, Inc.	(763,351)

(16,867)	ARES Management Corp. – Class A	(1,893,321)

(7,802)	Arthur J Gallagher & Co.	(1,942,698)

(458)	Automatic Data Processing, Inc.	(105,303)

(7,197)	Axon Enterprise, Inc. *	(1,654,374)

(15,686)	Bill Holdings, Inc. *	(1,026,962)

(2,763)	BioMarin Pharmaceutical, Inc. *	(251,654)

(6,424)	Bio-Techne Corp.	(404,070)

(9,053)	Boeing Co. *	(2,096,946)

(1,912)	Broadcom, Inc.	(1,769,996)

(11,081)	Burlington Stores, Inc. *	(1,879,227)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(33,690)	Caesars Entertainment, Inc. *	(1,506,617)

(21,091)	Catalent, Inc. *	(819,385)

(757)	CDW Corp.	(159,636)

(22,438)	Ceridian HCM Holding, Inc. *	(1,545,978)

(780)	Charles Schwab Corp.	(47,830)

(2,153)	Chewy, Inc. – Class A *	(37,505)

(865)	Chipotle Mexican Grill, Inc. *	(1,904,946)

(24,403)	Cloudflare, Inc. – Class A *	(1,882,691)

(699)	CME Group, Inc.	(152,634)

(18,008)	Dexcom, Inc. *	(2,080,284)

(41,386)	DraftKings, Inc. – Class A *	(1,582,601)

(2,010)	Ecolab, Inc.	(385,377)

(12,300)	Equity LifeStyle Properties, Inc. – (REIT)	(874,530)

(1,567)	Erie Indemnity Co. – Class A	(463,268)

(11,445)	Essential Utilities, Inc.	(407,556)

(23,207)	Exact Sciences Corp. *	(1,485,248)

(1,744)	Fair Isaac Corp. *	(1,896,774)

(6,693)	Fastenal Co.	(401,379)

(29,553)	Fidelity National Information Services, Inc.	(1,732,988)

(4,365)	Gartner, Inc. *	(1,898,077)

(3,519)	HubSpot, Inc. *	(1,738,140)

(1,012)	Hyatt Hotels Corp. – Class A	(116,137)

(729)	IDEXX Laboratories, Inc. *	(339,583)

(9,908)	Insulet Corp. *	(1,873,504)

(7,800)	IQVIA Holdings, Inc. *	(1,669,980)

(14,169)	Iron Mountain, Inc. – (REIT)	(908,941)

(249)	Jack Henry & Associates, Inc.	(39,514)

(9,974)	Lamb Weston Holdings, Inc.	(997,699)

(12,990)	Lattice Semiconductor Corp. *	(760,565)

(24,254)	Liberty Media Corp.-Liberty Formula One – Class C *	(1,544,010)

(4,583)	Linde PLC	(1,896,308)

(18,843)	Live Nation Entertainment, Inc. *	(1,586,957)

(1,749)	Manhattan Associates, Inc. *	(390,114)

(4,489)	MarketAxess Holdings, Inc.	(1,077,899)

(307)	Marsh & McLennan Cos., Inc.	(61,222)

(4,440)	Mastercard, Inc. – Class A	(1,837,405)

(2,497)	McKesson Corp.	(1,174,988)

(1,263)	MercadoLibre, Inc. *	(2,046,641)

(4,600)	MongoDB, Inc. *	(1,912,404)

(119)	Monolithic Power Systems, Inc.	(65,298)

(3,539)	Moody’s Corp.	(1,291,593)

(174)	Motorola Solutions, Inc.	(56,179)

(3,330)	MSCI, Inc.	(1,734,431)

(40,526)	Newmont Corp.	(1,628,740)

(54,292)	NiSource, Inc.	(1,392,047)

(21,397)	Okta, Inc. *	(1,434,669)

(25,000)	ONEOK, Inc.	(1,721,250)

(89,673)	Palantir Technologies, Inc. – Class A *	(1,797,944)

(594)	Palo Alto Networks, Inc. *	(175,283)

Shares	Description	Value ($)

	United States — continued

(14,195)	Paychex, Inc.	(1,731,364)

(425)	Paylocity Holding Corp. *	(66,585)

(16,858)	Philip Morris International, Inc.	(1,573,863)

(638)	Pool Corp.	(221,590)

(1,349)	PTC, Inc. *	(212,279)

(9,615)	Repligen Corp. *	(1,511,959)

(49,837)	Rivian Automotive, Inc. – Class A *	(835,268)

(46,162)	ROBLOX Corp. – Class A *	(1,814,628)

(18,788)	Roku, Inc. *	(1,957,710)

(39,165)	Rollins, Inc.	(1,595,582)

(2,329)	Royal Caribbean Cruises Ltd. *	(250,274)

(827)	RPM International, Inc.	(85,123)

(1,908)	Sherwin-Williams Co.	(531,950)

(5,778)	Simon Property Group, Inc. – (REIT)	(721,614)

(10,760)	Snowflake, Inc. – Class A *	(2,019,437)

(12,526)	Starbucks Corp.	(1,243,832)

(155)	STERIS PLC	(31,146)

(7,498)	Tesla, Inc. *	(1,800,120)

(127)	Texas Pacific Land Corp.	(212,338)

(77,793)	Toast, Inc. – Class A *	(1,156,782)

(1,077)	Trade Desk, Inc. – Class A *	(75,885)

(1,952)	TransDigm Group, Inc. *	(1,879,522)

(6,645)	Vail Resorts, Inc.	(1,444,025)

(4,094)	Watsco, Inc.	(1,564,850)

(52,123)	Williams Cos., Inc.	(1,917,605)

(40,055)	Wolfspeed, Inc. *	(1,476,427)

(2,987)	Zillow Group, Inc. – Class C *	(122,288)

(9,349)	Zscaler, Inc. *	(1,846,708)

	Total United States	(104,321,086)

	TOTAL COMMON STOCKS (PROCEEDS $176,497,690)	(194,883,109)

	PREFERRED STOCKS (g) — (0.2)%

	Germany — (0.2)%

(5,032)	Sartorius AG	(1,623,850)

(682)	Dr Ing hc F Porsche AG	(62,479)

	TOTAL PREFERRED STOCKS (PROCEEDS $1,951,654)	(1,686,329)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $178,449,344)	(196,569,438)

	Other Assets and Liabilities (net) — (1.2%)	(13,306,988)

	TOTAL NET ASSETS — 100.0%	$1,047,572,213

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2023

Alrosa PJSC	12/06/2017	$4,239,436	0.0%	$22,035

Magnitogorsk Iron & Steel Works PJSC	09/08/2017	1,550,653	0.0%	10,561

PhosAgro PJSC GDR	12/03/2020	1,365	0.0%	17

Polyus PJSC	07/22/2020	2,148,976	0.0%	12,348

Polyus PJSC GDR (Registered)	02/24/2023	0	0.0%	1

Sberbank of Russia PJSC	09/09/2020	12,774,954	0.0%	113,140

Sberbank of Russia PJSC	01/10/2022	77,024	0.0%	639

Severstal PAO	02/02/2021	7,249	0.0%	60

Severstal PAO GDR (Registered)	03/16/2020	1,679,360	0.0%	12,938

				$171,739

A summary of outstanding financial instruments at November 30, 2023 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
189	U.S. Treasury Note 10 Yr. (CBT)	March 2024	20,751,610	112,749
267	U.S. Treasury Note 5 Yr. (CBT)	March 2024	28,529,367	150,404

			$49,280,977	$263,153

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	GS	USD	7,622,952	06/24/2024	Monthly	—	(84,125)	(84,125)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	10,815,416	06/18/2024	Monthly	—	345,456	345,456

							$—	$261,331	$261,331

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

As of November 30, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	All or a portion of this security is out on loan.

(c)	Securities are traded on separate exchanges for the same entity.

(d)	Investment valued using significant unobservable inputs.

(e)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(f)	The security is restricted as to resale.

(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(h)	The rate shown represents yield-to-maturity.

(i)	All or a portion of this security is purchased with collateral from securities loaned.

(j)	The rate disclosed is the 7 day net yield as of November 30, 2023.

(k)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

(l)	The following table represents the individual short positions within the custom equity basket swap as of November 30, 2023:

Shares	Description	% of Equity Basket	Value ($)

(540,000)	Air China Ltd. – Class H	3.5%	(363,508)

(414,300)	Airports Of Thailand PC NVDR	6.7%	(700,714)

(146,000)	Alibaba Health Information Technology Ltd.	0.8%	(82,831)

(210,000)	China Molybdenum Co. Ltd. – Class H	1.2%	(119,999)

(1,692)	Elisa OYJ	0.7%	(75,736)

(410,000)	Genscript Biotech Corp.	10.9%	(1,139,550)

(930,700)	Gulf Energy Development PCL NVDR	11.6%	(1,217,519)

(1,983)	Hanmi Pharm Co. Ltd.	4.5%	(470,857)

(80,900)	Hapvida Participacoes e Investimentos SA	0.7%	(71,826)

(12,598)	Hotel Shilla Co. Ltd.	6.1%	(639,647)

(8,341)	Kakao Corp.	3.1%	(325,422)

(584,000)	Kingdee International Software Group Co. Ltd.	7.7%	(810,712)

(35,730)	Korea Aerospace Industries Ltd.	12.3%	(1,283,918)

(83,100)	Microport Scientific Corp.	1.3%	(133,127)

67,844	Nokia OYJ	(2.3%)	237,953

(99,600)	Nongfu Spring Co. Ltd. – Class H	5.4%	(568,096)

(99)	POSCO Chemical Co. Ltd.	0.2%	(24,777)

(21,900)	Rede D’Or Sao Luiz SA	1.1%	(118,353)

(2,625)	Samsung Biologics Co. Ltd.	14.0%	(1,468,428)

(212,948)	Samsung Heavy Industries Co. Ltd.	12.5%	(1,314,265)

38,077	Stora Enso OYJ – R Shares	(4.7%)	494,757

(5,132)	Yuhan Corp.	2.3%	(243,587)

(26,000)	Zijin Mining Group Co. Ltd. – Class H	0.4%	(41,174)

	TOTAL COMMON STOCKS		$(10,481,336)

The rates shown on variable rate notes are the current interest rates at November 30, 2023, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

ADR - American Depositary Receipt

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

GDR - Global Depositary Receipt

JSB - Joint Stock Bank

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

REIT - Real Estate Investment Trust

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

SOFR - Secured Overnight Financing Rate

Counterparty Abbreviations:

GS - Goldman Sachs International

MORD - Morgan Stanley Capital Services LLC

Currency Abbreviations:

USD - United States Dollar

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.7%

	Affiliated Issuers — 99.7%

2,257,112	GMO Alternative Allocation Fund, Class VI	42,862,558

1,067,871	GMO Asset Allocation Bond Fund, Class VI	20,919,596

598,275	GMO Emerging Country Debt Fund, Class VI	11,522,780

1,664,493	GMO Emerging Markets ex-China Fund, Class VI	24,950,755

1,115,504	GMO Emerging Markets Fund, Class VI	24,920,353

1,985,068	GMO International Equity Fund, Class IV	46,212,385

1,749,751	GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class IV	24,706,492

751,000	GMO-Usonian Japan Value Creation Fund, Class VI	14,171,363

2,423,920	GMO Multi-Sector Fixed Income Fund, Class IV	40,721,857

410,566	GMO Opportunistic Income Fund, Class VI	10,198,471

479,897	GMO Quality Cyclicals Fund, Class VI	10,471,346

370,413	GMO Quality Fund, Class VI	10,745,692

447,036	GMO Small Cap Quality Fund, Class VI	10,558,980

1,375,661	GMO U.S. Equity Fund, Class VI	17,828,562

1,161,936	GMO U.S. Opportunistic Value Fund, Class VI	23,889,402

408,691	GMO U.S. Small Cap Value Fund, Class VI	7,094,869

301,205	GMO Resources Fund, Class VI	6,599,398

32,354	GMO U.S. Treasury Fund	161,770

	TOTAL MUTUAL FUNDS (COST $380,444,685)	348,536,629

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

480,205	State Street Institutional Treasury Money Market Fund – Premier Class, 5.31% (a)	480,205

	TOTAL SHORT-TERM INVESTMENTS (COST $480,205)	480,205

	TOTAL INVESTMENTS — 99.8% (Cost $380,924,890)	349,016,834

	Other Assets and Liabilities (net) — 0.2%	613,392

	TOTAL NET ASSETS — 100.0%	$349,630,226

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2023.

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

308,015	GMO Emerging Markets ex-China Fund, Class VI	4,617,148

756,264	GMO International Equity Fund, Class IV	17,605,818

455,502	GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class IV	6,431,689

136,091	GMO-Usonian Japan Value Creation Fund, Class VI	2,568,037

150,081	GMO Quality Cyclicals Fund, Class VI	3,274,774

339,760	GMO Quality Fund, Class VI	9,856,439

133,994	GMO Small Cap Quality Fund, Class VI	3,164,938

305,179	GMO U.S. Equity Fund, Class VI	3,955,113

472,907	GMO U.S. Opportunistic Value Fund, Class VI	9,722,962

111,354	GMO U.S. Small Cap Value Fund, Class VI	1,933,107

83,759	GMO Resources Fund, Class VI	1,835,154

	TOTAL MUTUAL FUNDS (COST $62,389,727)	64,965,179

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

62,623	State Street Institutional Treasury Money Market Fund – Premier Class, 5.31% (a)	62,623

	TOTAL SHORT-TERM INVESTMENTS (COST $62,623)	62,623

	TOTAL INVESTMENTS — 100.1% (Cost $62,452,350)	65,027,802

	Other Assets and Liabilities (net) — (0.1%)	(44,589)

	TOTAL NET ASSETS — 100.0%	$64,983,213

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2023.

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

4,180,818	GMO Emerging Markets ex-China Fund, Class VI	62,670,465

3,070,782	GMO Emerging Markets Fund, Class VI	68,601,278

5,366,086	GMO International Equity Fund, Class IV	124,922,470

4,369,826	GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class IV	61,701,949

1,304,958	GMO-Usonian Japan Value Creation Fund, Class VI	24,624,558

1,439,608	GMO Quality Cyclicals Fund, Class VI	31,412,252

2,581,935	GMO Quality Fund, Class VI	74,901,919

1,287,414	GMO Small Cap Quality Fund, Class VI	30,408,729

2,404,336	GMO U.S. Equity Fund, Class VI	31,160,190

3,617,701	GMO U.S. Opportunistic Value Fund, Class VI	74,379,932

1,071,755	GMO U.S. Small Cap Value Fund, Class VI	18,605,662

829,983	GMO Resources Fund, Class VI	18,184,921

	TOTAL MUTUAL FUNDS (COST $671,926,378)	621,574,325

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

254,989	State Street Institutional Treasury Money Market Fund – Premier Class, 5.31% (a)	254,989

	TOTAL SHORT-TERM INVESTMENTS (COST $254,989)	254,989

	TOTAL INVESTMENTS — 100.0% (Cost $672,181,367)	621,829,314

	Other Assets and Liabilities (net) — (0.0%)	(123,468)

	TOTAL NET ASSETS — 100.0%	$621,705,846

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2023.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 84.7%

	Argentina — 0.0%

115,912	Adecoagro SA	1,328,352

	Australia — 1.8%

202,507	Accent Group Ltd.	241,504

7,737	Ampol Ltd.	174,351

14,216	ANZ Group Holdings Ltd.	228,682

737,159	Beach Energy Ltd.	718,240

437,843	BHP Group Ltd. (a)	13,328,999

682,762	BlueScope Steel Ltd.	9,365,686

615,617	Brambles Ltd. (a)	5,425,178

6,053	Brickworks Ltd.	100,356

208,709	CSR Ltd.	808,288

74,995	Dexus – (REIT) (a)	348,558

352,120	Fortescue Ltd.	5,782,125

891,208	GPT Group – (REIT) (a)	2,422,713

175,564	GrainCorp Ltd. – Class A	884,609

391,714	Grange Resources Ltd.	111,077

290,598	Helia Group Ltd.	791,872

66,858	HomeCo Daily Needs – (REIT) (a)	49,979

36,760	JB Hi-Fi Ltd. (b)	1,160,563

22,644	McMillan Shakespeare Ltd. (a)	266,436

1,824,744	Mirvac Group – (REIT) (a)	2,478,504

1,198,425	Origin Energy Ltd. (a)	6,538,028

251,111	Perenti Ltd. *	173,831

136,648	Qantas Airways Ltd. * (a)	478,340

52,261	Rio Tinto Ltd. (a)	4,290,908

1,133,073	Scentre Group – (REIT) (a)	1,981,431

79,010	Southern Cross Media Group Ltd.	54,729

902,202	Stockland – (REIT) (a)	2,458,646

154,510	Sunrise Energy Metals Ltd. *	63,531

134,832	Super Retail Group Ltd.	1,235,958

180,592	Viva Energy Group Ltd.	366,157

	Total Australia	62,329,279

	Austria — 0.3%

52,038	Erste Group Bank AG	2,104,491

158,711	OMV AG (b)	6,776,761

6,643	Raiffeisen Bank International AG	110,766

1,869	Strabag SE	77,160

	Total Austria	9,069,178

	Belgium — 0.9%

257,928	Ageas SA	11,108,350

27,105	Bekaert SA	1,258,169

2,513	Cie d’Entreprises CFE	20,061

8,897	Colruyt Group NV (a)	384,072

11,958	Econocom Group SA (a)	32,080

129,820	Euronav NV	2,335,462

30,036	KBC Group NV	1,721,891

2,021	Melexis NV	186,037

Shares	Description	Value ($)

	Belgium — continued

1,544	Orange Belgium SA * (a)	22,729

294,016	Proximus SADP	2,821,776

7,810	Sofina SA	1,740,625

31,669	Solvay SA	3,668,537

79,563	UCB SA	5,884,459

	Total Belgium	31,184,248

	Bermuda — 0.2%

428,347	Liberty Global Ltd. – Class A *	6,853,552

21,893	Liberty Global Ltd. – Class C * (b)	368,678

	Total Bermuda	7,222,230

	Brazil — 1.1%

330,200	Ambev SA	918,405

776,900	Banco do Brasil SA	8,566,017

129,100	BB Seguridade Participacoes SA	820,965

94,500	CPFL Energia SA	711,335

321,835	Enauta Participacoes SA	1,012,835

89,100	Engie Brasil Energia SA	787,446

36,400	Itau Unibanco Holding SA	197,898

3,400	Mahle Metal Leve SA	21,842

650,612	Petroleo Brasileiro SA Sponsored ADR	9,934,845

30,400	PRIO SA *	283,677

172,526	Sao Martinho SA	1,160,911

134,800	Ser Educacional SA *	170,621

18,460	SLC Agricola SA	141,318

51,500	Suzano SA	562,707

2,010,400	TIM SA	7,041,638

17,950	TIM SA ADR (a)	316,458

11,900	Transmissora Alianca de Energia Eletrica SA	88,149

606,557	Ultrapar Participacoes SA	3,111,623

191,744	Vale SA	2,876,910

	Total Brazil	38,725,600

	Canada — 3.6%

8,800	Algoma Steel Group, Inc. (b)	74,060

98,700	Alimentation Couche-Tard, Inc. (a)	5,629,817

58,000	Anaergia, Inc. * (b)	11,327

152,100	B2Gold Corp. (c)	513,370

149,496	B2Gold Corp. (c)	505,297

15,122	Bank of Montreal	1,244,389

77,746	Bank of Nova Scotia (c)	3,480,688

65,700	Bank of Nova Scotia (c)	2,938,937

24,407	Brookfield Asset Management Ltd. – Class A (a)	854,977

108,742	Brookfield Corp. – Class A (b)	3,835,330

3,900	BRP, Inc. (c)	240,849

967	BRP, Inc. (c)	59,693

850,857	Canaccord Genuity Group, Inc. (b)	4,144,710

64,688	Canadian Imperial Bank of Commerce (c)	2,671,614

58,700	Canadian Imperial Bank of Commerce (c)	2,426,818

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

3,000	Canadian Natural Resources Ltd.	200,324

116,020	Canadian Solar, Inc. *	2,439,901

52,000	Canadian Tire Corp. Ltd. – Class A (b)	5,409,042

20,900	Canfor Corp. *	247,205

18,900	Cascades, Inc.	171,040

138,300	Celestica, Inc. * (c)	3,726,186

75,494	Celestica, Inc. * (c)	2,035,318

1,835	CGI, Inc. * (a)	186,491

75,100	China Gold International Resources Corp. Ltd.	309,903

34,900	CI Financial Corp.	361,615

9,800	Cogeco, Inc. (a) (b)	338,066

29,500	Crescent Point Energy Corp.	207,680

88,900	Dundee Precious Metals, Inc.	656,456

10,300	Empire Co. Ltd. – Class A (a)	279,940

16,866	Enerflex Ltd. (b)	72,339

12,300	Enerplus Corp.	195,078

1,900	EQB, Inc.	106,975

700	Fairfax Financial Holdings Ltd. (a)	643,420

81,600	Finning International, Inc.	2,075,254

123,600	First Quantum Minerals Ltd.	1,011,972

86,400	Great-West Lifeco, Inc. (a)	2,761,464

48,600	iA Financial Corp., Inc.	3,245,253

11,958	Imperial Oil Ltd.	673,714

14,900	Interfor Corp. *	227,955

17,212	International Petroleum Corp. *	184,480

731,200	Ivanhoe Mines Ltd. – Class A *	6,525,540

110,972	Largo, Inc. *	227,350

143,500	Li-Cycle Holdings Corp. *	126,510

3,500	Linamar Corp.	148,594

28,061	Logan Energy Corp. *	18,612

58,200	Magna International, Inc.	3,137,855

522,200	Manulife Financial Corp. (a) (c)	10,228,878

213,599	Manulife Financial Corp. (a) (c)	4,184,404

33,900	Martinrea International, Inc.	299,290

80,800	NexGen Energy Ltd. *	526,976

62,927	Nutrien Ltd. (c)	3,364,707

53,100	Nutrien Ltd. (c)	2,840,192

48,200	Onex Corp.	3,260,458

5,839	Open Text Corp. (a)	234,378

144,700	Parex Resources, Inc. (b)	2,967,686

6,600	Peyto Exploration & Development Corp. (b)	60,847

117,300	Power Corp. of Canada (a)	3,245,967

144,400	Quebecor, Inc. – Class B	3,204,159

724,783	Resolute Forest Products, Inc. * (d)	1,449,566

49,800	Russel Metals, Inc.	1,404,874

19,200	Sleep Country Canada Holdings, Inc.	335,340

33,500	Stella-Jones, Inc.	1,928,605

78,500	Sun Life Financial, Inc. (a) (c)	3,963,904

45,639	Sun Life Financial, Inc. (a) (c)	2,304,770

73,900	Teck Resources Ltd. – Class B (c)	2,784,014

21,673	Teck Resources Ltd. – Class B (b) (c)	815,988

Shares	Description	Value ($)

	Canada — continued

9,609	Teekay Tankers Ltd. – Class A	477,471

17,700	Toronto-Dominion Bank (a) (c)	1,079,257

15,278	Toronto-Dominion Bank (a) (c)	931,805

46,200	Vermilion Energy, Inc. (b)	583,506

4,000	Wajax Corp.	78,794

85,300	West Fraser Timber Co. Ltd. (c)	6,186,835

16,500	West Fraser Timber Co. Ltd. (c)	1,197,240

36,000	Whitecap Resources, Inc. (b)	248,852

	Total Canada	126,772,171

	Chile — 0.1%

647,954	Cencosud SA	1,203,503

28,073	Cia Cervecerias Unidas SA	171,886

4,667,402	Colbun SA	739,036

33,544	Empresas CMPC SA	64,869

2,067,697	Enel Chile SA	130,438

38,297	Enel Chile SA ADR	124,465

73,070	Falabella SA *	170,631

61,053	Inversiones La Construccion SA	393,257

	Total Chile	2,998,085

	China — 3.0%

282,000	361 Degrees International Ltd.	126,890

1,229,500	3SBio, Inc.	1,141,933

19,663,000	Agricultural Bank of China Ltd. – Class H	7,258,266

322,181	Alibaba Group Holding Ltd. *	2,994,804

68,500	Anhui Conch Cement Co. Ltd. – Class H	159,732

1,471,000	BAIC Motor Corp. Ltd. – Class H	446,429

2,805,000	Bank of China Ltd. – Class H	1,027,721

1,979,871	Bank of Communications Co. Ltd. – Class H	1,166,991

257,000	Beijing Enterprises Holdings Ltd.	852,050

5,752,000	China Cinda Asset Management Co. Ltd. – Class H	559,239

1,206,000	China Communications Services Corp. Ltd. – Class H	513,844

404,500	China Conch Venture Holdings Ltd.	303,077

21,981,000	China Construction Bank Corp. – Class H	12,709,269

2,158,000	China Energy Engineering Corp. Ltd. – Class H	207,075

1,160,000	China Everbright Environment Group Ltd.	381,436

3,659,000	China Greenfresh Group Co. Ltd. * (e)	—

511,000	China High Speed Transmission Equipment Group Co. Ltd. *	114,235

1,150,000	China Lesso Group Holdings Ltd.	634,148

549,925	China Medical System Holdings Ltd.	1,056,340

581,000	China Overseas Grand Oceans Group Ltd.	194,181

840,000	China Overseas Land & Investment Ltd.	1,551,042

12,556,000	China Petroleum & Chemical Corp. – Class H	6,444,154

7,627,000	China Railway Group Ltd. – Class H	3,347,568

468,000	China Railway Signal & Communication Corp. Ltd. – Class H	141,778

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	China — continued

1,039,000	China Reinsurance Group Corp. – Class H	58,441

1,263,500	China Resources Pharmaceutical Group Ltd.	787,592

390,000	China South City Holdings Ltd. (b)	17,970

858,000	China State Construction International Holdings Ltd.	995,391

192,000	China Water Affairs Group Ltd.	108,995

4,237,600	China Zhongwang Holdings Ltd. * (b) (e)	1

3,524,158	CITIC Ltd.	3,315,511

3,278,500	COSCO Shipping Holdings Co. Ltd. – Class H	3,020,506

2,105,000	CRRC Corp. Ltd. – Class H	848,212

3,762,000	CSPC Pharmaceutical Group Ltd.	3,388,057

2,332,313	Dongfeng Motor Group Co. Ltd. – Class H	1,170,171

587,000	Fufeng Group Ltd.	311,707

76,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. – Class H	209,640

1,193,000	Haier Smart Home Co. Ltd. – Class H	3,449,719

207,500	Henan Shenhuo Coal & Power Co. Ltd. – Class A	458,343

292,788	Kingboard Holdings Ltd.	704,870

266,900	Legend Holdings Corp. – Class H	229,703

6,640,000	Lenovo Group Ltd.	8,194,538

90,400	Livzon Pharmaceutical Group, Inc. – Class H	270,398

678,000	Lonking Holdings Ltd.	103,121

1,784,000	Metallurgical Corp. of China Ltd. – Class H	338,235

235,900	Ming Yang Smart Energy Group Ltd. – Class A	445,475

55,000	NetDragon Websoft Holdings Ltd.	94,650

190,500	Orient Overseas International Ltd.	2,290,507

580,000	People’s Insurance Co. Group of China Ltd. – Class H	187,879

9,222,000	PetroChina Co. Ltd. – Class H	6,034,636

5,740,000	PICC Property & Casualty Co. Ltd. – Class H	6,667,840

881,500	Ping An Insurance Group Co. of China Ltd. – Class H	4,043,132

400,000	Poly Property Group Co. Ltd.	82,315

589,500	Shanghai Pharmaceuticals Holding Co. Ltd. – Class H	854,548

462,500	Sinopec Engineering Group Co. Ltd. – Class H	238,977

1,368,400	Sinopharm Group Co. Ltd. – Class H	3,391,244

819,000	Sinotruk Hong Kong Ltd.	1,698,964

1,052,000	Skyworth Group Ltd.	413,434

50,000	SSY Group Ltd.	30,899

490,000	TCL Electronics Holdings Ltd. *	165,273

135,242	Tencent Holdings Ltd.	5,634,066

138,000	Tianneng Power International Ltd. (b)	113,384

602,400	Western Mining Co. Ltd. – Class A	1,084,405

358,000	Yadea Group Holdings Ltd.	673,197

	Total China	105,458,148

Shares	Description	Value ($)

	Colombia — 0.0%

66,855	Ecopetrol SA Sponsored ADR	843,042

	Czech Republic — 0.0%

159,950	Moneta Money Bank AS	625,388

627	Philip Morris CR AS	441,537

	Total Czech Republic	1,066,925

	Denmark — 0.9%

2,105	AP Moller – Maersk AS – Class A (a)	3,265,546

3,748	AP Moller – Maersk AS – Class B (a)	5,918,116

245,210	Danske Bank AS	6,353,255

3,039	Genmab AS *	955,812

125,876	H Lundbeck AS	600,865

5,433	Matas AS	83,561

55,673	Pandora AS	7,515,728

11,386	ROCKWOOL AS – B Shares	3,078,489

101,255	Vestas Wind Systems AS *	2,799,764

	Total Denmark	30,571,136

	Egypt — 0.1%

50,854	Abou Kir Fertilizers & Chemical Industries	130,631

367,289	Commercial International Bank – Egypt (CIB)	917,653

737,030	Eastern Co. SAE	616,853

37,150	Misr Fertilizers Production Co. SAE	665,554

	Total Egypt	2,330,691

	Finland — 0.5%

34,771	Kemira OYJ	584,877

104,797	Neste OYJ	3,993,049

2,202,189	Nokia OYJ	7,723,867

262,149	Outokumpu OYJ	1,235,241

2,910	Sanoma OYJ	21,934

285,339	Stora Enso OYJ – R Shares	3,707,577

9,492	TietoEVRY OYJ (a)	208,393

38,020	Valmet OYJ	1,014,776

	Total Finland	18,489,714

	France — 3.5%

34,905	ALD SA (a)	240,456

6,153	Amundi SA	379,281

28,040	APERAM SA	934,102

236,161	ArcelorMittal SA	5,937,340

15,521	Arkema SA	1,579,376

57,684	AXA SA (a)	1,798,610

12,268	Beneteau SACA	150,194

138,366	BNP Paribas SA	8,698,658

1,626	Boiron SA	72,822

764	Caisse Regionale de Credit Agricole Mutuel Nord de France	10,928

154,427	Cie de Saint-Gobain SA	10,068,011

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	France — continued

35,832	Cie Generale des Etablissements Michelin SCA	1,204,899

105,312	Coface SA	1,281,118

98,587	Credit Agricole SA	1,292,041

31,920	Derichebourg SA (a)	166,259

10,213	Eramet SA (b)	787,521

34,869	Etablissements Maurel et Prom SA	245,263

40,365	Ipsen SA	4,550,983

6,911	IPSOS SA	372,562

5,102	LVMH Moet Hennessy Louis Vuitton SE (a)	3,904,456

2,242	Mersen SA	81,662

7,339	Metropole Television SA	100,191

260,932	Orange SA (a)	3,214,920

64,518	Publicis Groupe SA (a)	5,452,212

21,749	Quadient SA	441,019

161,135	Renault SA	6,332,414

69,487	Rexel SA	1,676,852

33,124	Rubis SCA (a)	805,295

37,033	Safran SA (a)	6,511,408

95,213	Sanofi SA (a)	8,880,034

1,712	SEB SA (a)	195,181

7,344	Societe BIC SA	494,199

356,959	Societe Generale SA	8,983,437

164,289	STMicroelectronics NV – NY Shares (b)	7,793,870

371	Synergie SE (a)	12,298

126,536	Technip Energies NV	2,951,559

119,481	Television Francaise 1 SA	920,250

306,908	TotalEnergies SE (c)	20,918,618

2,651	TotalEnergies SE (c)	181,069

37,834	Valeo SE	549,363

67,872	Veolia Environnement SA (a)	2,139,697

423,555	Vivendi SE	4,008,921

	Total France	126,319,349

	Germany — 1.1%

19,265	1&1 AG	352,239

1,519	Allianz SE (Registered) (a)	381,940

369	Amadeus Fire AG (a)	48,656

110,158	Bayer AG	3,770,607

57,831	Bayerische Motoren Werke AG (a)	6,034,223

30,395	Beiersdorf AG (a)	4,260,612

26,362	Continental AG	2,045,875

47,634	Deutsche Pfandbriefbank AG	293,595

62,166	Deutz AG	294,368

561	Draegerwerk AG & Co. KGaA	27,336

17,330	Freenet AG (a)	486,276

117,686	Fresenius SE & Co. KGaA (a)	3,737,101

6,674	Heidelberg Materials AG	544,796

11,712	Henkel AG & Co. KGaA (a)	818,347

682	Hornbach Holding AG & Co. KGaA	44,082

63,352	Kloeckner & Co. SE	431,622

Shares	Description	Value ($)

	Germany — continued

182,599	Mercedes-Benz Group AG (a)	11,872,466

119,838	ProSiebenSat.1 Media SE	755,265

3,215	RTL Group SA	115,825

7,602	SAF-Holland SE	122,657

9,819	Salzgitter AG	291,250

45,987	Talanx AG	3,337,508

2,102	Traton SE	45,327

4,370	Volkswagen AG	567,079

4,154	Wacker Neuson SE	76,990

1,076	Wuestenrot & Wuerttembergische AG	15,351

	Total Germany	40,771,393

	Greece — 0.1%

42,418	JUMBO SA	1,111,159

48,517	Mytilineos SA	1,942,078

33,068	National Bank of Greece SA *	226,646

	Total Greece	3,279,883

	Hong Kong — 0.7%

322,500	ASMPT Ltd.	3,301,943

83,000	Bank of East Asia Ltd.	100,598

126,500	BOC Hong Kong Holdings Ltd.	338,225

71,000	Chow Sang Sang Holdings International Ltd.	79,914

904,000	CITIC Telecom International Holdings Ltd.	346,479

325,000	CK Asset Holdings Ltd. (a)	1,538,998

452,500	CK Hutchison Holdings Ltd.	2,270,202

174,800	Dah Sing Banking Group Ltd.	113,393

57,200	Dah Sing Financial Holdings Ltd.	117,972

500,000	E-Commodities Holdings Ltd.	91,397

284,000	First Pacific Co. Ltd.	112,631

429,595	Galaxy Entertainment Group Ltd.	2,222,334

254,000	Giordano International Ltd.	86,793

145,000	Health & Happiness H&H International Holdings Ltd.	202,273

43,000	Henderson Land Development Co. Ltd. (a)	116,717

623,000	HKT Trust & HKT Ltd. – Class SS (a)	664,575

701,000	IGG, Inc. *	296,933

175,500	Johnson Electric Holdings Ltd.	271,558

154,000	K Wah International Holdings Ltd. (a)	36,460

40,500	Kerry Logistics Network Ltd.	35,491

191,500	Kerry Properties Ltd.	322,392

65,000	Luk Fook Holdings International Ltd.	181,342

2,000	New World Development Co. Ltd. (a)	2,976

443,000	Pacific Basin Shipping Ltd. (a)	134,419

518,000	Pacific Textiles Holdings Ltd.	96,467

49,000	PAX Global Technology Ltd.	36,247

354,000	Shun Tak Holdings Ltd. *	47,553

283,000	SITC International Holdings Co. Ltd.	427,347

108,500	SmarTone Telecommunications Holdings Ltd.	52,812

286,500	Sun Hung Kai Properties Ltd. (a)	2,809,038

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued

340,000	Swire Pacific Ltd. – Class A	2,203,449

43,800	Swire Properties Ltd. (a)	85,058

137,500	Texhong International Group Ltd. *	92,840

3,486,000	United Energy Group Ltd. (b)	329,177

568,000	VSTECS Holdings Ltd.	279,793

79,900	VTech Holdings Ltd.	471,181

5,458,500	WH Group Ltd.	3,505,862

114,000	Xinyi Glass Holdings Ltd.	131,108

222,000	Yue Yuen Industrial Holdings Ltd.	254,529

	Total Hong Kong	23,808,476

	Hungary — 0.4%

23,883	Magyar Telekom Telecommunications PLC	40,367

251,145	MOL Hungarian Oil & Gas PLC	2,000,126

230,427	OTP Bank Nyrt	9,588,044

67,094	Richter Gedeon Nyrt	1,691,502

	Total Hungary	13,320,039

	India — 3.2%

444	Angel One Ltd.	16,330

64,791	Arvind Ltd.	175,526

154,178	Aurobindo Pharma Ltd.	1,930,892

608	Bajaj Auto Ltd.	44,411

2,813	Balrampur Chini Mills Ltd.	15,957

1,037	Bandhan Bank Ltd.	2,833

232	Bharat Electronics Ltd.	407

83,368	Bharat Petroleum Corp. Ltd.	437,548

76,403	Brightcom Group Ltd. *	15,575

66,081	Castrol India Ltd.	109,634

10,318	CESC Ltd.	12,026

37,361	Chambal Fertilisers & Chemicals Ltd.	142,578

66,135	Chennai Petroleum Corp. Ltd.	533,250

1,005	Cholamandalam Financial Holdings Ltd.	11,833

31,551	City Union Bank Ltd.	55,780

11,492	Cochin Shipyard Ltd.	166,200

9,439	Colgate-Palmolive India Ltd.	247,680

19,430	Coromandel International Ltd.	272,001

504	CreditAccess Grameen Ltd. *	10,259

3,210	Deepak Fertilisers & Petrochemicals Corp. Ltd.	24,222

22,656	Dhampur Bio Organics Ltd.	45,289

58,759	Dr Reddy’s Laboratories Ltd. ADR	4,107,254

28,512	Dr Reddy’s Laboratories Ltd.	1,979,683

6,076	EID Parry India Ltd.	39,091

98,891	Engineers India Ltd.	174,914

240,870	Exide Industries Ltd.	823,640

7,029	Firstsource Solutions Ltd.	14,965

4,245,049	GAIL India Ltd.	6,719,433

32,987	GHCL Ltd.	218,007

18,189	GHCL Textiles Ltd. *	15,322

113,320	Glenmark Pharmaceuticals Ltd.	1,063,026

15,534	Godawari Power & Ispat Ltd.	127,841

Shares	Description	Value ($)

	India — continued

41,762	Great Eastern Shipping Co. Ltd.	439,818

35,990	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	296,611

15,033	Gujarat Pipavav Port Ltd.	25,417

654,921	Gujarat State Fertilizers & Chemicals Ltd.	1,519,161

7,528	Gujarat State Petronet Ltd.	26,043

196,681	HCL Technologies Ltd.	3,167,109

44,300	HDFC Bank Ltd. ADR (b)	2,659,772

16,896	Hero MotoCorp Ltd.	774,170

756,441	Hindalco Industries Ltd.	4,694,348

6	Hindustan Aeronautics Ltd.	171

383,379	Hindustan Petroleum Corp. Ltd. *	1,599,177

58,692	Hindustan Zinc Ltd.	211,074

4,547	ICICI Securities Ltd.	37,079

2,718	IIFL Finance Ltd.	19,832

741,408	Indiabulls Housing Finance Ltd.	1,807,581

1,791,374	Indian Oil Corp. Ltd.	2,410,352

21,755	Indus Towers Ltd. *	48,152

66,580	IndusInd Bank Ltd.	1,173,848

81,272	Infosys Ltd.	1,420,411

86,133	IRCON International Ltd.	173,657

2,998,556	ITC Ltd.	15,709,433

52,768	JM Financial Ltd.	53,025

191,174	Karnataka Bank Ltd.	502,589

2,419	Kaveri Seed Co. Ltd.	17,575

3,590	KNR Constructions Ltd.	12,555

4,642	KRBL Ltd.	19,276

9,680	LT Foods Ltd.	25,241

15,024	Mahanagar Gas Ltd.	189,302

119	Maharashtra Scooters Ltd.	11,257

101,470	Mahindra & Mahindra Ltd.	2,003,341

656,556	Manappuram Finance Ltd.	1,312,937

4,436	Marico Ltd.	28,653

3,408	Motilal Oswal Financial Services Ltd.	49,085

23,362	Muthoot Finance Ltd.	412,852

1,181	Natco Pharma Ltd.	11,223

549,547	National Aluminium Co. Ltd.	609,906

100,082	NCC Ltd.	200,900

6,734	Nippon Life India Asset Management Ltd.	33,765

1,486,241	NMDC Ltd.	3,248,788

84,600	NMDC Steel Ltd. *	45,351

576,583	NTPC Ltd.	1,806,217

6,828,626	Oil & Natural Gas Corp. Ltd.	15,928,631

404,610	Oil India Ltd.	1,482,770

5,370	Oracle Financial Services Software Ltd.	260,998

403,053	Petronet LNG Ltd.	983,357

2,062,372	Power Finance Corp. Ltd.	8,365,264

693,268	Power Grid Corp. of India Ltd.	1,743,327

23,352	Rashtriya Chemicals & Fertilizers Ltd.	36,067

1,931,118	REC Ltd.	8,107,713

99,326	Redington Ltd.	191,946

37,239	Reliance Industries Ltd.	1,063,570

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	India — continued

36,689	RITES Ltd.	206,637

269	Sanofi India Ltd.	25,946

990	Share India Securities Ltd.	20,065

19,676	Shipping Corp. of India Ltd.	33,905

10,201	Shriram Finance Ltd.	245,051

88,233	Sun TV Network Ltd.	715,263

11,258	Tata Consultancy Services Ltd.	471,762

1,458,486	Tata Steel Ltd.	2,241,338

8,280	Triveni Engineering & Industries Ltd.	38,398

63,842	Ujjivan Small Finance Bank Ltd.	43,521

1,509	UTI Asset Management Co. Ltd.	14,906

55,698	Vardhman Textiles Ltd.	270,068

541,424	Vedanta Ltd.	1,516,366

63,538	Welspun Corp. Ltd.	405,279

9,350	West Coast Paper Mills Ltd.	73,255

72,237	Wipro Ltd.	356,658

15,855	Zensar Technologies Ltd.	102,299

191,304	Zydus Lifesciences Ltd.	1,459,964

	Total India	114,764,785

	Indonesia — 0.5%

3,944,300	AKR Corporindo Tbk. PT	364,845

2,686,700	Aneka Tambang Tbk. PT	301,634

103,600	Astra International Tbk. PT	36,098

9,865,300	Bank Central Asia Tbk. PT	5,709,871

5,833,184	Bank Mandiri Persero Tbk. PT	2,199,523

5,807,100	Bank Negara Indonesia Persero Tbk. PT	1,975,795

3,007,300	Bank Pembangunan Daerah Jawa Timur Tbk. PT	120,242

12,079,800	Bank Rakyat Indonesia Persero Tbk. PT	4,111,049

27,800	Indah Kiat Pulp & Paper Tbk. PT	15,731

1,422,700	Indofood Sukses Makmur Tbk. PT	589,609

7,260,800	Kalbe Farma Tbk. PT	756,902

2,121,800	Medco Energi Internasional Tbk. PT	157,485

5,089,000	Media Nusantara Citra Tbk. PT	129,298

15,106,900	Panin Financial Tbk. PT *	256,916

885,700	Vale Indonesia Tbk. PT	256,973

	Total Indonesia	16,981,971

	Ireland — 0.3%

49,187	AIB Group PLC	228,058

447,405	Bank of Ireland Group PLC	4,188,957

1,844	CRH PLC	115,711

33,452	Glanbia PLC	565,773

4,137	Kingspan Group PLC	328,746

38,104	Origin Enterprises PLC	143,680

24,839	Permanent TSB Group Holdings PLC *	45,186

50,861	Ryanair Holdings PLC Sponsored ADR * (a)	6,012,787

23,604	Smurfit Kappa Group PLC	896,766

	Total Ireland	12,525,664

Shares	Description	Value ($)

	Isle of Man — 0.0%

68,000	Lifezone Holdings Ltd. *	663,680

	Israel — 0.4%

5,340	Check Point Software Technologies Ltd. *	779,640

68,348	ICL Group Ltd.	344,282

53,255	Israel Discount Bank Ltd.	256,440

796,938	Oil Refineries Ltd.	250,210

605,760	Teva Pharmaceutical Industries Ltd. Sponsored ADR *	5,948,563

55,169	Teva Pharmaceutical Industries Ltd. *	540,594

174,776	Tower Semiconductor Ltd. *	4,785,367

	Total Israel	12,905,096

	Italy — 1.7%

91,194	Anima Holding SpA	385,200

21,202	Arnoldo Mondadori Editore SpA	47,828

16,319	Azimut Holding SpA	396,877

50,895	Banca IFIS SpA	871,229

1,327,171	Banco BPM SpA	7,352,273

599,941	BPER Banca	2,244,819

60,809	Credito Emiliano SpA	540,769

763,127	Eni SpA	12,654,548

20,711	Esprinet SpA (b)	109,106

78,725	Intesa Sanpaolo SpA	226,932

403,434	Leonardo SpA	6,191,476

23,898	MFE-MediaForEurope NV (b)	82,192

49,370	MFE-MediaForEurope NV – Class A	119,772

33,536	OVS SpA	72,592

6,348	Piaggio & C SpA	18,341

177,391	Poste Italiane SpA	1,911,894

733,336	Stellantis NV	15,938,613

9,982,914	Telecom Italia SpA * (a)	2,901,483

26,398	Tenaris SA	455,439

18,631	Tenaris SA ADR	645,937

92,820	UniCredit SpA	2,531,648

5,579	Unieuro SpA (b)	55,347

717,679	Unipol Gruppo SpA	4,116,826

	Total Italy	59,871,141

	Japan — 13.8%

13,100	Aichi Corp.	82,660

169,800	Amano Corp.	3,602,555

5,900	AOKI Holdings, Inc.	47,210

9,100	Bando Chemical Industries Ltd.	96,180

75,200	Bridgestone Corp. (a)	3,103,940

78,900	Brother Industries Ltd.	1,332,122

5,600	Canon Electronics, Inc.	74,598

16,400	Canon Marketing Japan, Inc.	414,131

47,100	Canon, Inc. (a)	1,213,510

6,300	Central Glass Co. Ltd.	115,982

4,000	Chiyoda Integre Co. Ltd.	82,185

61,500	Citizen Watch Co. Ltd.	361,532

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

4,600	Cosmo Energy Holdings Co. Ltd.	174,810

462,400	Credit Saison Co. Ltd.	7,799,486

12,900	Dai Nippon Toryo Co. Ltd.	85,607

96,500	Daicel Corp.	927,554

8,000	Dai-Dan Co. Ltd.	79,981

20,400	Daido Steel Co. Ltd.	944,636

12,300	Daiichi Jitsugyo Co. Ltd.	159,294

106,400	Daiwa House Industry Co. Ltd. (a)	3,023,295

419,200	Daiwabo Holdings Co. Ltd.	8,245,999

445,800	Denka Co. Ltd.	7,978,385

24,100	Ebara Corp.	1,369,107

34,000	ENEOS Holdings, Inc.	133,823

181,400	EXEO Group, Inc.	3,818,049

2,400	FJ Next Holdings Co. Ltd.	18,588

417,500	Fuji Corp.	7,078,854

14,300	Fuji Media Holdings, Inc.	147,438

139,500	FUJIFILM Holdings Corp.	8,169,180

308,100	Fujikura Ltd.	2,374,616

3,600	Fujitsu Ltd. (a)	512,588

3,600	Fuyo General Lease Co. Ltd.	292,948

3,400	G-7 Holdings, Inc.	27,650

570,400	H.U. Group Holdings, Inc.	9,927,239

15,600	Hanwa Co. Ltd.	481,825

89,800	Haseko Corp. (a)	1,105,872

37,700	Hazama Ando Corp.	278,639

31,800	Hitachi Construction Machinery Co. Ltd.	829,089

123,500	Hogy Medical Co. Ltd.	2,860,059

611,700	Honda Motor Co. Ltd. (a)	6,257,040

112,847	Honda Motor Co. Ltd. Sponsored ADR	3,459,889

12,200	Horiba Ltd.	822,144

36,200	Hosiden Corp.	442,510

45,500	Idemitsu Kosan Co. Ltd.	1,241,159

37,600	Inabata & Co. Ltd.	805,073

1,063,300	Inpex Corp.	14,669,738

658,000	Isuzu Motors Ltd.	8,735,083

357,100	ITOCHU Corp.	13,883,122

11,700	Itochu Enex Co. Ltd.	120,760

1,300	Itochu-Shokuhin Co. Ltd. (a)	62,865

17,600	Itoki Corp.	157,674

15,500	Jaccs Co. Ltd.	562,738

45,800	Japan Petroleum Exploration Co. Ltd.	1,750,445

386,500	Japan Tobacco, Inc.	9,938,748

317,632	JSR Corp.	8,747,303

19,800	Kaga Electronics Co. Ltd.	888,307

160,700	Kajima Corp.	2,540,482

8,800	Kamei Corp.	101,554

37,100	Kandenko Co. Ltd.	333,791

574,400	Kanematsu Corp.	7,982,231

177,500	Kawasaki Kisen Kaisha Ltd. (a)	6,242,635

142,200	KDDI Corp. (a)	4,442,052

435,900	Kirin Holdings Co. Ltd.	6,162,114

21,500	Kitz Corp.	166,292

Shares	Description	Value ($)

	Japan — continued

10,300	Kokuyo Co. Ltd. (a)	160,460

83,500	Komatsu Ltd.	2,135,853

8,245	Komeri Co. Ltd.	175,477

177,400	Konoike Transport Co. Ltd.	2,364,435

400	Krosaki Harima Corp.	30,398

147,400	Kyudenko Corp.	4,650,833

9,600	Life Corp. (a)	220,748

853,700	Macromill, Inc.	4,574,310

458,900	Mandom Corp.	3,955,530

159,400	Marubeni Corp. (a)	2,491,086

247,100	Maruichi Steel Tube Ltd.	6,391,444

5,400	Maruzen Showa Unyu Co. Ltd.	136,518

234,800	Maxell Ltd.	2,630,692

351,300	Mazda Motor Corp.	3,782,667

2,200	MCJ Co. Ltd.	15,969

1,600	Melco Holdings, Inc.	37,329

58,400	Mirarth Holdings, Inc.	184,089

18,100	Mitsubishi Corp. (a)	843,971

727,900	Mitsubishi Electric Corp.	9,860,099

15,400	Mitsubishi Gas Chemical Co., Inc.	243,755

79,600	Mitsubishi HC Capital, Inc.	519,233

27,900	Mitsubishi Materials Corp.	458,994

3,500	Mitsubishi Research Institute, Inc. (a)	113,659

1,216,600	Mitsubishi UFJ Financial Group, Inc.	10,366,244

172,700	Mitsui & Co. Ltd. (a)	6,297,849

308,200	Mitsui OSK Lines Ltd. (a)	8,474,184

9,900	Mitsui-Soko Holdings Co. Ltd. (a)	323,660

4,100	MIXI, Inc.	66,957

103,600	Mizuho Financial Group, Inc.	1,758,058

9,600	Mizuho Leasing Co. Ltd.	322,828

7,200	Modec, Inc. *	92,681

132,400	Morinaga & Co. Ltd.	4,719,429

81,800	MS&AD Insurance Group Holdings, Inc.	3,079,883

161,400	NEC Corp. (a)	8,995,771

264,300	NH Foods Ltd.	7,858,596

25,000	Nichias Corp.	533,791

6,600	Nichiha Corp.	124,145

8,400	Nichireki Co. Ltd.	129,878

7,000	Nippn Corp.	107,470

2,400	Nippon Soda Co. Ltd.	86,628

18,300	Nippon Steel Corp.	428,511

15,300	Nippon Television Holdings, Inc.	149,122

448,700	Nippon Yusen KK (a)	12,085,428

8,900	Nisshin Oillio Group Ltd.	252,327

3,800	Nissin Corp.	64,507

4,200	Nittetsu Mining Co. Ltd.	160,702

5,300	Nitto Denko Corp.	376,647

41,000	Nojima Corp.	386,674

3,100	Noritake Co. Ltd.	145,478

15,900	Okamura Corp. (a)	229,745

141,200	Ono Pharmaceutical Co. Ltd.	2,601,470

109,800	ORIX Corp. (a)	2,005,939

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

1,300	Osaka Soda Co. Ltd.	85,634

3,700	Otsuka Corp. (a)	150,745

85,600	Otsuka Holdings Co. Ltd.	3,302,056

381,100	Pacific Industrial Co. Ltd.	3,607,363

49,400	PAL GROUP Holdings Co. Ltd.	779,337

551,100	Panasonic Holdings Corp. (a)	5,678,592

569,000	Penta-Ocean Construction Co. Ltd.	3,123,971

8,000	Proto Corp.	72,519

98,200	Renesas Electronics Corp. *	1,711,522

335,600	Rohm Co. Ltd.	6,412,188

39,200	San-A Co. Ltd.	1,216,598

9,900	San-Ai Obbli Co. Ltd.	108,131

13,100	Sangetsu Corp.	253,976

7,600	Sankyo Co. Ltd.	328,080

199,000	Sankyu, Inc.	6,788,122

69,200	Sanwa Holdings Corp.	994,510

43,000	Secom Co. Ltd. (a)	2,988,939

92,200	Seiko Epson Corp.	1,369,421

39,200	Sekisui Chemical Co. Ltd. (a)	557,125

447,200	Sekisui House Ltd.	9,156,587

5,000	Sekisui Jushi Corp.	84,827

28,200	Shimamura Co. Ltd.	3,151,950

9,100	Shin-Etsu Polymer Co. Ltd.	87,961

5,600	Shinnihon Corp.	42,149

123,600	Shionogi & Co. Ltd.	5,827,929

2,000	Sinanen Holdings Co. Ltd.	54,855

9,300	Sinko Industries Ltd.	155,751

34,400	SKY Perfect JSAT Holdings, Inc.	157,710

309,920	Sojitz Corp.	6,912,470

8,100	Sompo Holdings, Inc. (a)	371,575

371,400	Stanley Electric Co. Ltd.	6,870,098

2,800	Starts Corp., Inc. (a)	52,811

242,700	Subaru Corp.	4,329,592

646,600	SUMCO Corp.	9,674,334

314,000	Sumitomo Corp. (a)	6,583,430

265,000	Sumitomo Forestry Co. Ltd.	6,802,623

8,700	Sumitomo Heavy Industries Ltd.	208,233

24,300	Sumitomo Metal Mining Co. Ltd.	702,401

165,400	Sumitomo Mitsui Financial Group, Inc.	8,137,259

180,300	Sumitomo Mitsui Trust Holdings, Inc.	6,785,696

1,500	Sumitomo Seika Chemicals Co. Ltd.	51,256

510,900	T&D Holdings, Inc.	7,601,747

4,600	Takasago Thermal Engineering Co. Ltd.	93,350

1,000	Takeuchi Manufacturing Co. Ltd.	29,375

10,000	Tamron Co. Ltd.	298,329

8,800	TBS Holdings, Inc.	163,483

64,900	TDK Corp.	3,020,002

476,700	THK Co. Ltd.	9,544,271

15,200	Toho Holdings Co. Ltd. (a)	331,640

615,200	Tokai Carbon Co. Ltd.	4,557,602

1,500	Token Corp.	82,247

Shares	Description	Value ($)

	Japan — continued

903,800	Tokyo Electric Power Co. Holdings, Inc. * (a)	3,860,461

262,600	Tokyo Gas Co. Ltd. (a)	6,088,417

62,300	Tokyo Seimitsu Co. Ltd.	3,606,241

15,800	TOPPAN Holdings, Inc. (a)	369,994

417,800	Tosei Corp. (b)	5,094,453

223,300	Tosoh Corp.	2,970,735

6,200	Towa Pharmaceutical Co. Ltd.	103,541

8,600	Toyo Construction Co. Ltd.	77,313

3,300	Toyo Ink SC Holdings Co. Ltd.	59,504

46,600	Toyota Industries Corp. (a)	4,007,848

106,800	Toyota Tsusho Corp.	5,918,348

8,900	TV Asahi Holdings Corp.	100,852

11,000	Unipres Corp.	73,765

10,400	Wacoal Holdings Corp.	229,261

4,100	Warabeya Nichiyo Holdings Co. Ltd.	96,641

23,800	YAMABIKO Corp.	239,719

442,400	Yamaha Motor Co. Ltd.	11,341,112

6,600	Yamato Kogyo Co. Ltd.	333,360

23,300	Yamazen Corp.	189,256

12,300	Yellow Hat Ltd.	147,787

165,600	Yokogawa Bridge Holdings Corp.	3,052,545

7,200	Yuasa Trading Co. Ltd.	215,884

142,600	Zenkoku Hosho Co. Ltd.	4,812,660

	Total Japan	492,531,185

	Kuwait — 0.0%

11,326	Humansoft Holding Co. KSC	110,135

	Malaysia — 0.1%

144,700	AMMB Holdings Bhd	123,016

676,300	CIMB Group Holdings Bhd	820,100

117,440	Hibiscus Petroleum Bhd	63,326

54,700	Hong Leong Financial Group Bhd	189,005

208,300	IOI Corp. Bhd	179,860

369,700	Kossan Rubber Industries Bhd	127,813

294,000	KPJ Healthcare Bhd	84,593

240,900	Malayan Banking Bhd	464,373

225,000	MISC Bhd	347,455

215,800	Petronas Chemicals Group Bhd	334,829

7,500	Petronas Gas Bhd	27,149

102,000	PPB Group Bhd	308,610

19,900	RHB Bank Bhd	23,280

89,900	Telekom Malaysia Bhd	101,703

	Total Malaysia	3,195,112

	Mexico — 1.0%

236,315	Arca Continental SAB de CV	2,409,614

204,302	Banco del Bajio SA	654,482

20,700	Bolsa Mexicana de Valores SAB de CV	39,330

9,996	Coca-Cola Femsa SAB de CV Sponsored ADR	846,161

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Mexico — continued

1,136,700	Credito Real SAB de CV SOFOM ER * (e)	—

88,900	El Puerto de Liverpool SAB de CV – Class C1	519,217

582,995	Fomento Economico Mexicano SAB de CV	7,415,451

6,954	Fomento Economico Mexicano SAB de CV Sponsored ADR (b)	882,393

1,700	GCC SAB de CV	16,686

42,360	Grupo Aeroportuario del Centro Norte SAB de CV	378,907

100	Grupo Aeroportuario del Sureste SAB de CV ADR	23,546

27,292	Grupo Aeroportuario del Sureste SAB de CV – Class B	644,316

1,128,712	Grupo Financiero Banorte SAB de CV – Class O	10,503,062

26,055	Grupo Herdez SAB de CV – Series *	66,006

1,769,240	Grupo Mexico SAB de CV – Series B	8,127,798

689,800	Grupo Televisa SAB – Series CPO	439,254

100	Orbia Advance Corp. SAB de CV	213

38,151	Qualitas Controladora SAB de CV	349,034

58,700	Regional SAB de CV	508,676

196,849	Unifin Financiera SAB de CV * (e)	—

240,372	Wal-Mart de Mexico SAB de CV	946,348

	Total Mexico	34,770,494

	Netherlands — 1.9%

199,529	ABN AMRO Bank NV GDR	2,681,539

1,077,491	Aegon Ltd.	5,916,475

46,679	AerCap Holdings NV *	3,184,441

26,481	ASR Nederland NV	1,220,868

9,661	Brunel International NV (a)	111,750

170,420	EXOR NV	16,604,877

16,510	HEMA Bondco I B.V. * (d)	180

292,871	ING Groep NV – Class N	4,114,540

38,720	JDE Peet’s NV	1,038,659

424,098	Koninklijke Ahold Delhaize NV	12,281,674

443,180	Koninklijke Philips NV (a)	9,094,601

29,176	Koninklijke Vopak NV	1,002,085

91,192	NN Group NV	3,480,254

89,049	Randstad NV (a)	5,297,988

72,317	Signify NV	2,104,358

15,729	TomTom NV * (a)	104,126

14,072	Van Lanschot Kempen NV	443,367

1,646	Wolters Kluwer NV (a)	226,725

	Total Netherlands	68,908,507

	New Zealand — 0.0%

350,196	Meridian Energy Ltd. (a)	1,125,281

	Norway — 0.8%

79,540	Austevoll Seafood ASA	548,220

50,195	BW LPG Ltd.	731,363

Shares	Description	Value ($)

	Norway — continued

88,238	DNB Bank ASA	1,682,155

543,198	DNO ASA	526,117

434,690	Elkem ASA	702,463

568,694	Equinor ASA	18,169,353

99,214	Europris ASA	657,080

6,037	Frontline PLC	118,994

170,104	Hafnia Ltd.	1,044,536

96,457	Hoegh Autoliners ASA (a)	778,265

125,772	MPC Container Ships ASA (a)	161,430

56,862	Odfjell Drilling Ltd.	181,792

15,675	Stolt-Nielsen Ltd.	454,137

13,006	TGS ASA	165,187

109,148	Wallenius Wilhelmsen ASA	953,939

	Total Norway	26,875,031

	Pakistan — 0.0%

125,427	Attock Refinery Ltd.	136,912

113,433	Engro Fertilizers Ltd.	40,082

45,490	Fauji Fertilizer Co. Ltd.	17,879

76,430	Habib Bank Ltd.	29,944

89,686	Hub Power Co. Ltd.	38,377

6,122	Lucky Cement Ltd.	16,861

2,634	Mari Petroleum Co. Ltd.	15,729

35,828	Nishat Mills Ltd.	9,810

957,384	Oil & Gas Development Co. Ltd.	365,352

21,634	Pakistan Oilfields Ltd.	32,925

867,336	Pakistan Petroleum Ltd.	278,535

160,215	Pakistan Refinery Ltd.	14,007

200,548	SUI Northern Gas Pipeline	44,160

58,389	United Bank Ltd.	37,196

	Total Pakistan	1,077,769

	Panama — 0.0%

494,873	BAC Holding International Corp.	25,016

	Philippines — 0.0%

19,470	Manila Electric Co.	126,199

3,393,024	Megaworld Corp.	125,935

	Total Philippines	252,134

	Poland — 0.5%

15,769	Asseco Poland SA	300,918

112,212	Bank Polska Kasa Opieki SA	3,942,270

6,754	Budimex SA	936,047

52,247	Cyfrowy Polsat SA *	167,443

362	Grupa Kety SA	65,510

136,038	Orange Polska SA	273,068

668,422	ORLEN SA	9,867,960

199,530	Powszechny Zaklad Ubezpieczen SA	2,272,743

7,161	Santander Bank Polska SA *	889,676

11,373	XTB SA	94,838

	Total Poland	18,810,473

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Portugal — 0.3%

362,324	EDP – Energias de Portugal SA	1,732,825

366,775	Galp Energia SGPS SA	5,449,877

203,698	Navigator Co. SA	837,240

23,211	REN – Redes Energeticas Nacionais SGPS SA	61,606

1,080,436	Sonae SGPS SA	1,092,715

	Total Portugal	9,174,263

	Qatar — 0.0%

212,279	Ooredoo QPSC	600,241

3,742	Qatar Fuel QSC	16,357

42,039	Qatar Gas Transport Co. Ltd.	37,424

150,876	Qatar National Cement Co. QSC	153,410

	Total Qatar	807,432

	Russia — 0.0%

10,221,010	Alrosa PJSC (e) (f)	74,134

376,870,000	Federal Grid Co.-Rosseti PJSC * (e)	5,056

214,678	Fix Price Group PLC GDR * (e)	5,152

415,363	Gazprom Neft PJSC (e)	40,578

4,924,596	Gazprom PJSC * (e)	89,395

18,204,300	Inter RAO UES PJSC (e)	8,455

88,304	LSR Group PJSC (e)	6,452

4	LSR Group PJSC GDR * (e)	—

192,855	LUKOIL PJSC (e)	155,934

5,760,219	Magnitogorsk Iron & Steel Works PJSC * (e) (f)	32,647

71,800	Mechel PJSC * (e)	2,341

12,797	MMC Norilsk Nickel PJSC * (e)	23,857

8	MMC Norilsk Nickel PJSC ADR * (e)	2

23,942	Mobile TeleSystems PJSC (e)	678

37,065	Mobile TeleSystems PJSC ADR * (e)	2,108

1,472,470	Moscow Exchange MICEX-Rates PJSC (e)	32,665

7,545,000	Mosenergo PJSC (e)	2,460

191,960	Novatek PJSC (e)	32,241

3,493,400	Novolipetsk Steel PJSC * (e)	67,014

6,115	PhosAgro PJSC (e)	4,609

118	PhosAgro PJSC GDR * (e) (f)	30

25,552	Polyus PJSC * (e) (f)	30,888

1	Polyus PJSC GDR (Registered) (e) (f)	1

1,493	Ros Agro PLC GDR * (e)	241

49,974,140	RusHydro PJSC (e)	4,430

8,073,970	Sberbank of Russia PJSC (e) (f)	248,388

7,395	Severstal PAO * (e) (f)	1,045

261,549	Severstal PAO GDR (Registered) * (e) (f)	37,110

29,090	SFI PJSC (e)	1,833

27,770,670	Surgutneftegas PJSC (e)	97,533

986,916	Tatneft PJSC (e)	70,047

725,480	Unipro PJSC * (e)	163

55,470	United Co. Rusal International PJSC * (e)	227

752,312,000	VTB Bank PJSC * (e) (f)	1,982

	Total Russia	1,079,696

Shares	Description	Value ($)

	Saudi Arabia — 0.1%

92,865	Almarai Co. JSC	1,383,351

211,099	Saudi Arabian Oil Co.	1,866,331

11,028	Saudi Basic Industries Corp.	233,127

143,503	Saudi Telecom Co.	1,472,809

	Total Saudi Arabia	4,955,618

	Singapore — 0.5%

72,800	Asian Pay Television Trust	4,900

102,600	Bumitama Agri Ltd.	46,394

937,600	ComfortDelGro Corp. Ltd.	905,209

83,724	DBS Group Holdings Ltd.	1,988,836

122,400	First Real Estate Investment Trust – (REIT)	21,971

331,900	First Resources Ltd.	345,105

2,726,200	Golden Agri-Resources Ltd.	540,011

116,300	Japfa Ltd.	20,383

804,400	Keppel Corp. Ltd.	4,012,788

319,400	Oversea-Chinese Banking Corp. Ltd.	2,997,214

215,200	Sasseur Real Estate Investment Trust – (REIT)	110,151

88,400	Sembcorp Industries Ltd.	339,772

76,000	Sheng Siong Group Ltd.	88,657

37,800	Silverlake Axis Ltd.	7,638

230,000	StarHub Ltd.	184,068

69,400	United Overseas Bank Ltd.	1,416,403

19,600	UOL Group Ltd.	86,419

103,500	Venture Corp. Ltd.	969,529

315,300	Yangzijiang Financial Holding Ltd.	75,485

4,693,077	Yangzijiang Shipbuilding Holdings Ltd.	5,088,591

452,600	Yanlord Land Group Ltd. *	182,818

	Total Singapore	19,432,342

	South Africa — 1.4%

483,099	Absa Group Ltd.	4,455,552

46,920	AECI Ltd.	257,409

157,806	African Rainbow Minerals Ltd.	1,522,217

142,059	Anglo American Platinum Ltd.	6,015,434

99,729	Aspen Pharmacare Holdings Ltd.	980,880

31,407	Astral Foods Ltd.	265,613

130,799	AVI Ltd.	543,632

38,824	Barloworld Ltd.	157,050

166,149	Bidvest Group Ltd.	2,081,380

27,397	Clicks Group Ltd.	429,321

41,333	Coronation Fund Managers Ltd.	69,227

13,800	DRDGOLD Ltd. Sponsored ADR	128,616

1,826,321	FirstRand Ltd.	6,532,903

163,473	Foschini Group Ltd.	949,682

96,282	Gold Fields Ltd. Sponsored ADR (b)	1,472,152

1,704,844	Growthpoint Properties Ltd. – (REIT)	958,629

1,133,040	Impala Platinum Holdings Ltd.	4,607,183

58,702	Investec Ltd.	375,394

158,494	Kumba Iron Ore Ltd.	4,986,717

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued

99,174	Lewis Group Ltd.	218,289

45,669	Momentum Metropolitan Holdings	48,775

91,799	Motus Holdings Ltd.	453,724

201,205	Mr Price Group Ltd.	1,638,510

85,230	MultiChoice Group *	305,914

137,189	Nedbank Group Ltd.	1,556,297

156,131	Ninety One Ltd.	340,230

136,300	Old Mutual Ltd.	83,104

26,901	Omnia Holdings Ltd.	85,106

29,075	OUTsurance Group Ltd.	64,077

97,733	Pepkor Holdings Ltd.	96,568

73,150	Pick n Pay Stores Ltd.	92,398

43,682	Reunert Ltd.	143,096

117,404	Sanlam Ltd.	422,476

3,420	Santam Ltd.	52,777

438,520	Sappi Ltd.	919,178

48,151	Shoprite Holdings Ltd.	656,859

759,614	Sibanye Stillwater Ltd.	835,921

20,473	SPAR Group Ltd.	126,588

53,183	Standard Bank Group Ltd.	565,220

72,608	Tiger Brands Ltd.	700,207

584,266	Truworths International Ltd.	2,375,607

66,156	Vodacom Group Ltd.	340,690

277,300	Woolworths Holdings Ltd.	992,302

	Total South Africa	49,902,904

	South Korea — 2.6%

6,178	BGF retail Co. Ltd.	645,285

128,884	BNK Financial Group, Inc.	715,213

26,634	Cheil Worldwide, Inc.	402,991

35,333	Coway Co. Ltd.	1,360,425

22,656	Daou Data Corp.	216,126

6,454	DB Insurance Co. Ltd.	416,421

270,400	Dongwon Development Co. Ltd.	688,287

3,508	E-MART, Inc.	205,503

60,743	GS Holdings Corp.	1,936,731

69,622	Hana Financial Group, Inc.	2,240,195

11,389	Handsome Co. Ltd.	167,293

38,238	Hankook Tire & Technology Co. Ltd.	1,338,365

45,681	HDC Hyundai Development Co-Engineering & Construction	545,562

13,430	Hyundai Glovis Co. Ltd.	1,802,320

2,982	Hyundai Home Shopping Network Corp.	99,136

8,813	Hyundai Marine & Fire Insurance Co. Ltd.	212,146

34,691	Hyundai Mobis Co. Ltd.	6,135,454

4,969	Hyundai Motor Co.	707,507

9,322	INTOPS Co. Ltd.	211,486

82,116	JB Financial Group Co. Ltd.	658,822

25,992	Kakao Games Corp. *	530,860

15,994	KB Financial Group, Inc. ADR	644,238

1,538	KCC Glass Corp.	49,441

235,157	Kia Corp.	15,623,390

Shares	Description	Value ($)

	South Korea — continued

49,512	KT Skylife Co. Ltd.	231,758

159,416	KT&G Corp.	10,867,060

8,236	Kumho Petrochemical Co. Ltd.	813,271

23,897	LG Corp.	1,547,732

131,541	LG Electronics, Inc.	10,429,989

17,907	Lotte Energy Materials Corp.	624,590

22,907	LOTTE Fine Chemical Co. Ltd.	1,022,042

5,172	LOTTE Himart Co. Ltd.	41,477

2,918	LX International Corp.	67,147

58,796	Mirae Asset Securities Co. Ltd.	325,866

6,650	NH Investment & Securities Co. Ltd.	52,727

6,874	Orion Corp.	621,567

259,563	Pan Ocean Co. Ltd.	910,377

4,121	POSCO Holdings, Inc.	1,538,969

94,828	POSCO Holdings, Inc. Sponsored ADR	8,837,970

1,250	S-1 Corp.	57,979

127,944	Samsung Electronics Co. Ltd.	7,214,469

1,199	Samsung Electronics Co. Ltd. GDR (a)	1,670,651

7,663	Samsung Securities Co. Ltd.	232,310

51,344	SK Networks Co. Ltd.	225,057

62,072	SK Square Co. Ltd. *	2,442,449

1,152	SNT Motiv Co. Ltd.	39,072

545	Soulbrain Co. Ltd.	116,906

162	Taekwang Industrial Co. Ltd.	74,491

8,186	TKG Huchems Co. Ltd.	134,737

1	Unid Co. Ltd.	58

31,730	VIOL Co. Ltd.	222,382

297,080	Woori Financial Group, Inc.	2,994,801

31,933	Woori Technology Investment Co. Ltd. *	137,366

16,763	Youngone Corp.	566,348

	Total South Korea	91,614,815

	Spain — 2.1%

365,964	Acerinox SA	4,018,725

7,703	ACS Actividades de Construccion y Servicios SA	307,907

70,936	Amadeus IT Group SA (a)	4,870,235

5,951	Applus Services SA (a)	64,286

53,381	Atresmedia Corp. de Medios de Comunicacion SA	221,380

2,134,336	Banco Bilbao Vizcaya Argentaria SA	19,869,097

7,304,067	Banco de Sabadell SA	10,681,423

3,101,000	Banco Santander SA	12,854,358

39,438	Cia de Distribucion Integral Logista Holdings SA	1,022,064

1,514	Faes Farma SA	5,143

8,732	Iberdrola SA (a)	107,919

235,634	Industria de Diseno Textil SA (a)	9,723,443

181,907	Mapfre SA (b)	401,400

84,757	Prosegur Compania de Seguridad SA (a)	166,863

640,096	Repsol SA	9,828,890

	Total Spain	74,143,133

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Sweden — 0.8%

22,727	AcadeMedia AB (a)	114,317

29,509	Betsson AB – Class B * (a)	306,969

87,818	Boliden AB	2,337,384

110,793	Fabege AB (a) (b)	992,439

616,587	Fastighets AB Balder – B Shares *	3,641,216

407,706	Investor AB – B Shares (a)	8,470,510

17,315	Nordea Bank Abp	193,572

21,700	Peab AB – Class B	102,190

34,455	Securitas AB – B Shares (a)	310,166

91,699	Skanska AB – B Shares	1,473,643

421,289	SSAB AB – A Shares	3,189,776

252,804	Svenska Handelsbanken AB – A Shares	2,388,808

597,170	Telefonaktiebolaget LM Ericsson – B Shares	2,952,957

21,630	Volvo AB – A Shares	511,089

57,316	Volvo AB – B Shares (a)	1,329,248

90,707	Volvo Car AB – Class B *	296,068

	Total Sweden	28,610,352

	Switzerland — 1.1%

197,288	Adecco Group AG (Registered) (a)	9,515,321

14,779	Holcim AG	1,087,139

2,299	Logitech International SA (Registered) (a)	201,622

6,653	Mobilezone Holding AG	99,870

33,047	Novartis AG (Registered) (a)	3,225,660

90,140	Novartis AG Sponsored ADR (a)	8,824,706

1,655	Roche Holding AG (a)	471,511

58,038	Roche Holding AG – Genusschein (a)	15,613,440

19,469	Sandoz Group AG * (c)	555,743

8,338	Sandoz Group AG * (c)	238,133

3,193	u-blox Holding AG	335,579

24,418	UBS Group AG (Registered) (a)	689,808

	Total Switzerland	40,858,532

	Taiwan — 3.3%

5,898	Advantech Co. Ltd.	66,632

229,843	AmTRAN Technology Co. Ltd.	87,927

6,000	Arcadyan Technology Corp.	31,392

390,444	ASE Technology Holding Co. Ltd. ADR	3,357,818

76,000	Asia Cement Corp.	101,385

173,799	Asustek Computer, Inc.	2,191,362

36,000	Aten International Co. Ltd.	93,588

1,373,000	Catcher Technology Co. Ltd	8,542,167

260,490	Chicony Electronics Co. Ltd	1,329,054

592,000	Chipbond Technology Corp.	1,363,534

163,000	ChipMOS Technologies, Inc.	212,847

95,540	Chong Hong Construction Co. Ltd.	228,705

1,850,000	Compal Electronics, Inc.	1,830,037

146,080	Coretronic Corp.	334,759

41,000	Delta Electronics, Inc.	414,686

57,000	Elitegroup Computer Systems Co. Ltd.	52,829

Shares	Description	Value ($)

	Taiwan — continued

1,841,000	Evergreen Marine Corp. Taiwan Ltd.	6,603,675

6,000	EVERGREEN Steel Corp.	15,601

17,000	Everlight Electronics Co. Ltd.	25,435

262,000	Farglory Land Development Co. Ltd.	489,484

64,230	First Financial Holding Co. Ltd.	56,914

130,709	FLEXium Interconnect, Inc.	366,266

35,000	Formosa Advanced Technologies Co. Ltd.	43,835

530,000	Foxconn Technology Co. Ltd.	904,422

436,105	Fubon Financial Holding Co. Ltd.	898,764

6,000	Fusheng Precision Co. Ltd.	39,061

94,000	Getac Holdings Corp.	306,179

149,000	Giant Manufacturing Co. Ltd	906,210

28,000	Global Brands Manufacture Ltd.	61,832

4,000	Global Mixed Mode Technology, Inc.	34,256

631,000	Grand Pacific Petrochemical	324,120

6,000	Greatek Electronics, Inc.	11,589

23,000	Hannstar Board Corp.	41,844

4,310,406	Hon Hai Precision Industry Co. Ltd	14,000,535

197,000	Huaku Development Co. Ltd.	595,316

25,279	Innodisk Corp.	252,122

442,000	Inventec Corp.	599,170

183,000	King’s Town Bank Co. Ltd.	230,839

148,000	Kung Long Batteries Industrial Co. Ltd.	632,028

56,000	Largan Precision Co. Ltd	4,278,566

288,000	Lite-On Technology Corp. ADR	1,012,392

368,000	MediaTek, Inc.	11,113,414

678,000	Micro-Star International Co. Ltd	3,980,388

784,000	Mitac Holdings Corp.	1,006,700

295,502	Nantex Industry Co. Ltd.	361,306

6,000	Nien Made Enterprise Co. Ltd.	65,261

380,000	Novatek Microelectronics Corp.	6,207,097

10,000	Pixart Imaging, Inc.	51,644

1,086,566	Pou Chen Corp.	1,072,827

14,000	Powertech Technology, Inc.	50,170

323,000	Primax Electronics Ltd.	666,537

685,263	Radiant Opto-Electronics Corp.	2,895,834

9,000	Raydium Semiconductor Corp.	115,891

165,000	Ruentex Industries Ltd.	332,582

145,280	Shin Zu Shing Co. Ltd.	571,729

128,000	Shinkong Insurance Co. Ltd.	279,327

24,000	Sigurd Microelectronics Corp.	49,072

45,500	Silicon Motion Technology Corp. ADR (g)	2,675,400

125,000	Simplo Technology Co. Ltd	1,521,007

8,000	Soft-World International Corp.	40,862

5,300	Sporton International, Inc.	40,434

238,000	Syncmold Enterprise Corp.	681,552

55,000	Synnex Technology International Corp.	121,019

34,000	T3EX Global Holdings Corp.	83,784

24,311	Tah Hsin Industrial Corp.	55,506

63,000	TaiDoc Technology Corp.	316,785

16,000	Taiwan Fertilizer Co. Ltd.	32,617

27,000	Taiwan Hon Chuan Enterprise Co. Ltd.	103,711

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

278,000	Taiwan Semiconductor Manufacturing Co. Ltd.	5,085,209

122,725	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	11,942,370

21,000	Taiwan Surface Mounting Technology Corp.	65,338

10,000	Topkey Corp.	57,274

311,000	Transcend Information, Inc.	829,088

141,000	Tripod Technology Corp.	869,902

30,000	Tung Ho Steel Enterprise Corp.	66,586

28,000	TXC Corp.	92,264

8,000	United Integrated Services Co. Ltd.	62,589

504,000	United Microelectronics Corp.	788,135

304,000	Universal, Inc.	345,666

885,400	Wan Hai Lines Ltd.	1,324,328

171,000	Wistron Corp.	498,211

3,780,000	Yang Ming Marine Transport Corp.	5,085,981

222,000	Youngtek Electronics Corp.	429,621

2,325,365	Yuanta Financial Holding Co. Ltd	1,934,766

	Total Taiwan	116,938,961

	Thailand — 0.8%

4,493,900	AP Thailand PCL NVDR	1,380,541

1,569,700	B Grimm Power PCL NVDR	1,126,712

1,391,700	Bangkok Bank PCL NVDR	5,977,784

270,500	Bangkok Dusit Medical Services PCL NVDR	201,997

102,800	Electricity Generating PCL NVDR	376,980

226,000	GFPT PCL NVDR	69,437

810,600	Kasikornbank PCL NVDR	2,949,295

19,097,100	Krung Thai Bank PCL NVDR	9,885,255

565,380	Pruksa Holding PCL NVDR	196,217

159,808	Pruksa Holding PCL	55,462

680,800	PTT Exploration & Production PCL NVDR	2,922,466

366,500	Ratch Group PCL NVDR	338,604

88,500	Regional Container Lines PCL NVDR	48,807

5,559,900	Sansiri PCL NVDR	264,293

152,200	SCB X PCL NVDR	429,568

207,800	Somboon Advance Technology PCL NVDR	102,830

785,800	Sri Trang Agro-Industry PCL NVDR	341,938

156,700	Sri Trang Gloves Thailand PCL NVDR	27,199

620,600	Supalai PCL NVDR	310,766

272,400	Thai Oil PCL NVDR	398,126

208,230	Thai Vegetable Oil PCL NVDR	124,857

	Total Thailand	27,529,134

	Turkey — 0.5%

2,704,539	Akbank TAS	3,154,818

1,385,398	Aselsan Elektronik Sanayi Ve Ticaret AS	2,346,506

1,434,856	Dogan Sirketler Grubu Holding AS	656,229

101,695	Dogus Otomotiv Servis ve Ticaret AS	864,095

Shares	Description	Value ($)

	Turkey — continued

209,367	Haci Omer Sabanci Holding AS	442,337

748,828	KOC Holding AS	3,664,614

43,364	Mavi Giyim Sanayi Ve Ticaret AS – Class B	152,246

196,956	Tekfen Holding AS	307,967

1,112,889	Turkcell Iletisim Hizmetleri AS *	2,229,758

757,312	Turkiye Sise ve Cam Fabrikalari AS	1,292,277

541,435	Vestel Beyaz Esya Sanayi ve Ticaret AS	310,426

3,838,959	Yapi ve Kredi Bankasi AS	2,557,170

	Total Turkey	17,978,443

	Ukraine — 0.0%

36,516	Kernel Holding SA *	66,147

	United Arab Emirates — 0.1%

102,293	Emaar Properties PJSC	211,301

401,839	Emirates NBD Bank PJSC	1,926,053

	Total United Arab Emirates	2,137,354

	United Kingdom — 5.0%

720,789	3i Group PLC	20,385,811

205,008	Abcam PLC Sponsored ADR *	4,914,042

171,813	abrdn PLC	354,622

62,341	Anglo American PLC	1,687,129

1,484	Anglogold Ashanti PLC	28,567

226,185	Balfour Beatty PLC	931,494

16,420	Bank of Georgia Group PLC	715,917

1,127,574	Barclays PLC	2,016,083

313,656	Barclays PLC Sponsored ADR	2,264,596

992,931	Barratt Developments PLC	6,456,404

96,072	Bellway PLC	2,816,569

117,147	Berkeley Group Holdings PLC	6,874,778

1,155,242	BP PLC	7,023,484

57,169	BP PLC Sponsored ADR (a)	2,074,663

206,955	British American Tobacco PLC Sponsored ADR	6,599,795

160,362	British American Tobacco PLC	5,102,715

6,653,543	BT Group PLC	10,342,206

268,499	Centamin PLC	327,411

382,632	Centrica PLC (a)	721,081

278,458	Coca-Cola HBC AG	7,737,083

233,243	Compass Group PLC (a)	5,904,878

49,556	Crest Nicholson Holdings PLC	116,307

50,825	Dechra Pharmaceuticals PLC	2,456,754

21,091	Dunelm Group PLC	278,504

30,601	Evraz PLC * (e)	791

638,409	Ferrexpo PLC *	588,620

1,139,885	Glencore PLC	6,376,731

52,094	GSK PLC	935,996

136,279	GSK PLC Sponsored ADR	4,904,681

16,686	Halfords Group PLC	39,676

259,531	Harbour Energy PLC	754,806

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

28,733	Hikma Pharmaceuticals PLC	626,124

948,217	HSBC Holdings PLC	7,242,860

76,525	HSBC Holdings PLC Sponsored ADR (b)	2,940,856

173,028	IG Group Holdings PLC	1,496,384

108,352	Imperial Brands PLC	2,533,150

27,836	International Personal Finance PLC	38,691

64,947	Investec PLC	422,069

1,264,906	ITV PLC	962,067

1,216,473	J Sainsbury PLC	4,395,746

11,440	Keller Group PLC	117,856

1,770,068	Kingfisher PLC	4,913,324

3,781,796	Lloyds Banking Group PLC	2,084,853

278,921	Marks & Spencer Group PLC (a)	888,309

192,029	Moneysupermarket.com Group PLC	661,874

24,849	Morgan Sindall Group PLC	640,728

228,099	OSB Group PLC	1,086,867

45,981	Paragon Banking Group PLC	281,079

126,769	Persimmon PLC (a)	2,008,536

76,599	Plus500 Ltd.	1,392,873

91,595	Premier Foods PLC	148,356

48,441	Reach PLC	43,745

129,085	Redde Northgate PLC	584,469

220,810	Redrow PLC	1,505,742

29,957	Rio Tinto PLC (a)	2,047,490

31,093	Serica Energy PLC	90,190

349,083	Shell PLC	11,284,042

17,263	Shell PLC ADR (a)	1,135,905

54,292	Standard Chartered PLC	449,437

1,496,695	Taylor Wimpey PLC (a)	2,453,136

10,766	TBC Bank Group PLC	378,144

207,293	Tesco PLC (a)	749,158

66,853	Vesuvius PLC	362,336

2,642,391	Vodafone Group PLC (a)	2,375,951

800,891	Vodafone Group PLC Sponsored ADR (a)	7,256,072

	Total United Kingdom	177,330,613

	United States — 23.4%

91,857	3M Co. (a)	9,100,273

10,170	Academy Sports & Outdoors, Inc. (b)	517,348

3,210	Adtalem Global Education, Inc. * (b)	182,874

45,998	Aemetis, Inc. * (b)	204,231

5,348	Affiliated Managers Group, Inc.	724,921

15,985	AGCO Corp. (b)	1,814,777

5,124	Akamai Technologies, Inc. * (a)	591,976

593,688	Albertsons Cos., Inc. – Class A (b) (g)	12,924,588

12,500	Alcoa Corp. (b)	335,750

3,480	Allison Transmission Holdings, Inc.	186,110

220,832	Ally Financial, Inc. (b)	6,452,711

42,387	Alphabet, Inc. – Class A * (a) (b)	5,617,549

78,310	Alphabet, Inc. – Class C * (a) (b)	10,487,275

100,685	Amedisys, Inc. *	9,422,102

81,993	Ameresco, Inc. – Class A * (b)	2,456,510

Shares	Description	Value ($)

	United States — continued

51,442	American Express Co. (a)	8,784,750

3,477	Applied Materials, Inc. (a) (b)	520,785

25,841	Archer-Daniels-Midland Co. (b)	1,905,257

31,300	Array Technologies, Inc. * (b)	484,211

54,858	Arrow Electronics, Inc. * (b)	6,503,964

2,000	Aspen Technology, Inc. * (b)	376,520

2,579	Atkore, Inc. * (b)	335,012

2,897	AutoNation, Inc. * (b)	391,877

7,660	Avnet, Inc. (b)	358,182

201,254	Bank of America Corp. (b)	6,136,234

42,334	Bank of New York Mellon Corp. (a)	2,045,579

53,470	Best Buy Co., Inc. (b)	3,793,162

6,979	Biogen, Inc. * (b)	1,633,644

17,481	Bio-Rad Laboratories, Inc. – Class A * (b)	5,330,307

1,914	Booking Holdings, Inc. * (b)	5,982,590

282,796	BorgWarner, Inc.	9,527,397

67,558	Bristol-Myers Squibb Co. (a)	3,336,014

99,576	Bruin Blocker LLC * (e)	1,197

8,569	Brunswick Corp. (a)	675,837

46,353	Builders FirstSource, Inc. *	6,216,401

1,757	Bunge Global SA	193,042

46,200	California Resources Corp.	2,365,902

84,258	Capital One Financial Corp. (a)	9,408,248

44,099	CarMax, Inc. * (b)	2,819,690

20,700	Carrier Global Corp. (b)	1,075,572

3,800	Carter’s, Inc.	259,122

36,015	CBRE Group, Inc. – Class A * (a) (b)	2,843,744

68,949	Centene Corp. * (a)	5,080,162

71,383	Chesapeake Energy Corp. (b)	5,732,769

48,142	Chevron Corp. (b)	6,913,191

10,944	Cigna Group (b)	2,876,959

82,555	Cisco Systems, Inc. (a)	3,994,011

216,930	Citigroup, Inc. (a) (b)	10,000,473

300,641	Clean Energy Fuels Corp. * (b)	1,085,314

367,681	Cleveland-Cliffs, Inc. * (b)	6,309,406

117,770	Cognizant Technology Solutions Corp. – Class A (a)	8,288,653

274,171	Comcast Corp. – Class A (a)	11,485,023

3,541	Commercial Metals Co.	160,514

46,200	ConocoPhillips (a)	5,339,334

15,200	Corteva, Inc. (b)	687,040

5,049	Crane NXT Co.	259,822

7,701	Cummins, Inc. (a)	1,726,256

129,950	CVS Health Corp. (a)	8,830,103

237,176	Darling Ingredients, Inc. * (b)	10,404,911

1,200	Deere & Co. (b)	437,292

23,234	Dick’s Sporting Goods, Inc. (b)	3,022,743

79,057	Discover Financial Services (b)	7,352,301

594,880	DISH Network Corp. – Class A * (b)	2,177,261

30,978	DR Horton, Inc. (a) (b)	3,954,961

19,450	Dropbox, Inc. – Class A * (a)	548,101

176,608	eBay, Inc. (b)	7,242,694

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	United States — continued

7,531	Elevance Health, Inc. (a)	3,611,039

2,739	Encore Wire Corp. (b)	504,798

11,000	Enphase Energy, Inc. * (b)	1,111,220

54,294	EOG Resources, Inc.	6,681,963

26,194	Etsy, Inc. * (b)	1,985,767

48,488	Expedia Group, Inc. * (a) (b)	6,603,096

59,032	Exxon Mobil Corp. (a) (b)	6,064,948

4,697	F5, Inc. * (a)	804,079

123,445	Fidelity National Financial, Inc. (a) (b)	5,535,274

6,900	First Solar, Inc. * (b)	1,088,682

7,053	FMC Corp. (b)	378,464

4,653	Foot Locker, Inc. (b)	125,305

738,898	Ford Motor Co. (a) (b)	7,581,094

9,125	Fortune Brands Innovations, Inc.	624,424

25,549	Fox Corp. – Class A (b)	754,717

182,100	Fox Corp. – Class B (a)	5,036,886

226,171	Franklin Resources, Inc. (b)	5,609,041

58,500	Freeport-McMoRan, Inc. (b)	2,183,220

31,521	Gap, Inc. (b)	632,626

9,282	Garmin Ltd. (a)	1,134,632

201,500	GCI Liberty, Inc. * (b) (d)	—

29,778	Generac Holdings, Inc. * (b)	3,486,110

16,023	General Electric Co. (a)	1,951,601

21,151	General Mills, Inc. (b)	1,346,473

204,351	General Motors Co.	6,457,492

38,237	Gilead Sciences, Inc. (b)	2,928,954

97,344	Globus Medical, Inc. – Class A * (b)	4,372,692

29,004	Goldman Sachs Group, Inc. (a)	9,906,026

294,636	GrafTech International Ltd. (b)	727,751

285	Graham Holdings Co. – Class B (b)	178,738

176,965	Green Plains, Inc. * (b)	4,402,889

2,120	Group 1 Automotive, Inc.	598,052

2,300	Gulfport Energy Corp. *	315,192

30,669	H&R Block, Inc. (b)	1,392,986

4,309	Harley-Davidson, Inc. (b)	129,227

14,040	Hartford Financial Services Group, Inc. (a)	1,097,366

32,723	Hess Corp.	4,599,545

233,708	Hewlett Packard Enterprise Co. (b)	3,952,002

26,261	Hilton Worldwide Holdings, Inc. (a)	4,399,243

1,800	HNI Corp. (a) (b)	70,326

286,015	HP, Inc. (a)	8,391,680

2,376	Humana, Inc. (a)	1,152,027

16,626	Huntsman Corp.	409,000

92,993	Incyte Corp. *	5,053,240

300,142	Intel Corp.	13,416,347

49,825	Intercontinental Exchange, Inc. (a) (b)	5,672,078

74,201	International Business Machines Corp. (b)	11,765,311

221,180	Invesco Ltd.	3,156,239

32,080	Janus Henderson Group PLC	840,175

38,746	Jazz Pharmaceuticals PLC *	4,580,940

24,210	Johnson & Johnson (a)	3,744,319

59,164	JPMorgan Chase & Co. (a)	9,234,317

Shares	Description	Value ($)

	United States — continued

15,168	Kellanova (b)	796,927

17,013	Keysight Technologies, Inc. * (a)	2,311,897

365,060	Kinder Morgan, Inc. (b)	6,414,104

11,461	Kohl’s Corp. (b)	268,760

1,253,851	Kosmos Energy Ltd. * (b)	8,513,648

214,103	Kraft Heinz Co. (a)	7,517,156

104,386	Kroger Co. (a) (b)	4,621,168

15,471	Laboratory Corp. of America Holdings (b)	3,355,815

6,927	Lam Research Corp.	4,959,178

91,790	Las Vegas Sands Corp. (b)	4,233,355

5,149	La-Z-Boy, Inc.	181,193

5,916	Lear Corp.	791,265

34,359	Lennar Corp. – Class A (a)	4,395,203

147,758	Liberty Broadband Corp. – Class C * (a) (b)	12,281,645

41,543	Liberty Media Corp.-Liberty Formula One – Class A * (b)	2,381,660

219,409	Livent Corp. * (b)	3,019,068

29,919	LyondellBasell Industries NV – Class A	2,845,297

3,400	M&T Bank Corp. (b)	435,778

64,418	Macy’s, Inc. (b)	1,021,669

12,363	ManpowerGroup, Inc. (a)	917,458

12,369	Marathon Petroleum Corp.	1,845,331

3,265	Markel Group, Inc. *	4,698,629

180,091	Match Group, Inc. * (a) (b)	5,831,347

1,400	Matson, Inc. (b)	134,078

5,387	Medtronic PLC (a)	427,028

33,535	Merck & Co., Inc. (a)	3,436,667

55,214	Meta Platforms, Inc. – Class A * (a)	18,063,260

62,190	MGIC Investment Corp. (b)	1,093,922

113,069	Micron Technology, Inc. (a) (b)	8,606,812

77,059	Moderna, Inc. * (b)	5,987,484

59,833	Mohawk Industries, Inc. * (b)	5,283,852

36,623	Molson Coors Beverage Co. – Class B (b)	2,253,779

142,526	Mosaic Co.	5,115,258

8,536	NetApp, Inc.	780,105

1,858	Nordstrom, Inc.	29,022

49,591	Nucor Corp. (b)	8,428,982

76,351	ON Semiconductor Corp. * (b)	5,446,117

2,043	OneMain Holdings, Inc. (b)	86,419

7,401	Oracle Corp. (b)	860,070

30,915	Otis Worldwide Corp. (b)	2,652,198

132,585	Ovintiv, Inc. (b)	5,878,819

7,298	Owens Corning	989,463

81,236	PACCAR, Inc. (b)	7,459,090

434,039	Paramount Global – Class B	6,237,140

131,213	PayPal Holdings, Inc. * (a)	7,559,181

755,227	Pershing Square Tontine Holdings Ltd. * (d)	113,284

341,033	Pfizer, Inc. (a)	10,391,276

19,391	Phillips 66	2,499,306

57,676	Pioneer Natural Resources Co. (b)	13,360,069

282,155	PNM Resources, Inc. (a) (b)	11,729,183

23,500	PotlatchDeltic Corp. – (REIT) (b)	1,077,240

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	United States — continued

50,990	PulteGroup, Inc. (a)	4,508,536

9,604	PVH Corp. (a)	939,079

88,409	QUALCOMM, Inc.	11,409,181

45,501	Radian Group, Inc. (b)	1,169,831

9,667	Regeneron Pharmaceuticals, Inc. * (a)	7,963,771

27,214	Regions Financial Corp. (b)	453,930

1,454	Reliance Steel & Aluminum Co.	400,228

221,026	RPT Realty – (REIT) (a)	2,568,322

3,522	Schneider National, Inc. – Class B (a)	81,112

53,258	Seagen, Inc. *	11,355,138

4,761	Sensata Technologies Holding PLC	154,780

69,441	Skyworks Solutions, Inc. (b)	6,730,916

94,992	SolarEdge Technologies, Inc. * (b)	7,540,465

37,424	Sovos Brands, Inc. *	819,960

46,764	SP Plus Corp. * (a)	2,391,979

8,538	Spirit Realty Capital, Inc. – (REIT)	352,619

63,165	Splunk, Inc. * (a) (b)	9,572,024

116,593	Sportsman’s Warehouse Holdings, Inc. *	563,144

20,365	State Street Corp. (a)	1,482,979

69,663	Steel Dynamics, Inc. (b)	8,298,953

5,346	Stewart Information Services Corp.	252,599

341,283	Sunrun, Inc. * (b)	4,402,551

232,989	Synchrony Financial (b)	7,539,524

15,036	T Rowe Price Group, Inc. (b)	1,505,555

36,130	Tapestry, Inc. (a)	1,144,237

11,351	Target Corp. (a)	1,518,877

11,893	TE Connectivity Ltd. (a)	1,557,983

18,147	Texas Instruments, Inc. (a)	2,771,228

58,990	Textainer Group Holdings Ltd.	2,904,078

23,050	Textron, Inc. (b)	1,767,013

4,893	Timken Co. (b)	354,253

3,700	Tri Pointe Homes, Inc. *	107,966

5,869	TRU TAJ Liquidation Unit Trust / TRU TAJ Finance, Inc. * (e)	59

160,204	TRU TAJ LLC / TRU Taj Finance, Inc. * (e)	280,357

141,521	Tyson Foods, Inc. – Class A (b)	6,628,844

141,772	U.S. Bancorp (b)	5,404,349

3,628	UFP Industries, Inc. (b)	397,738

1,544	United Rentals, Inc. (b)	734,975

343	UnitedHealth Group, Inc. (b)	189,669

2,872	Universal Corp. (b)	161,579

9,865	Universal Health Services, Inc. – Class B (a)	1,356,240

14,810	Unum Group	636,830

1,663	Valero Energy Corp.	208,474

319,985	Verizon Communications, Inc. (a)	12,265,025

237,626	VF Corp. (b)	3,975,483

582,019	Viatris, Inc. (b)	5,342,934

315,228	Walgreens Boots Alliance, Inc. (b)	6,285,646

112,199	Wells Fargo & Co. (a) (b)	5,002,953

39,198	Western Digital Corp. * (b)	1,893,655

43,567	Western Union Co. (b)	506,684

Shares	Description	Value ($)

	United States — continued

31,466	Westlake Corp. (b)	4,039,920

2,141	Westmoreland Mining Holdings * (d)	3,212

187,595	Westrock Co. (b)	7,723,286

18,039	Whirlpool Corp. (b)	1,964,447

3,081	Williams-Sonoma, Inc. (b)	577,811

8,700	Xerox Holdings Corp.	121,713

92,151	Zoom Video Communications, Inc. – Class A * (a) (b)	6,250,602

40,286	ZoomInfo Technologies, Inc. * (b)	578,910

	Total United States	832,743,003

	Vietnam — 0.2%

235,200	Duc Giang Chemicals JSC	916,619

141,100	PetroVietNam Ca Mau Fertilizer JSC	186,132

176,700	PetroVietnam Technical Services Corp.	280,538

233,800	Sai Gon-Ha Noi Securities JSC *	174,805

114,422	Saigon – Hanoi Commercial JSB *	50,964

318,000	Saigon Thuong Tin Commercial JSB *	360,564

1,290,900	SSI Securities Corp.	1,665,499

266,200	Vietnam Dairy Products JSC	738,805

380,703	Vietnam Joint Stock Commercial Bank for Industry & Trade *	412,745

2,530,100	VNDirect Securities Corp. *	2,185,473

	Total Vietnam	6,972,144

	TOTAL COMMON STOCKS (COST $3,303,586,655)	3,013,556,299

	PREFERRED STOCKS (h) —2.1%

	Brazil — 1.3%

2,251,857	Bradespar SA	11,163,095

5,700	Cia de Ferro Ligas da Bahia FERBASA	53,560

537,000	Cia Energetica de Minas Gerais	1,207,747

1,412,991	Gerdau SA Sponsored ADR	6,301,940

1,005,795	Itausa SA	1,992,361

94,100	Metalurgica Gerdau SA	196,533

2,047,900	Petroleo Brasileiro SA	14,940,947

518,003	Petroleo Brasileiro SA ADR	7,536,944

16,400	Unipar Carbocloro SA – Class B	247,264

	Total Brazil	43,640,391

	Chile — 0.1%

12,023	Embotelladora Andina SA – Class B	28,969

65,200	Sociedad Quimica y Minera de Chile SA Sponsored ADR	3,275,648

	Total Chile	3,304,617

	Colombia — 0.0%

26,300	Bancolombia SA Sponsored ADR (b)	725,617

	Germany — 0.4%

42,253	Bayerische Motoren Werke AG	4,015,261

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Germany — continued

3,473	Henkel AG & Co. KGaA (a)	273,222

77,257	Porsche Automobil Holding SE	3,777,774

6,084	Schaeffler AG	33,682

1,257	Villeroy & Boch AG	23,926

45,171	Volkswagen AG (a)	5,243,198

	Total Germany	13,367,063

	Russia — 0.0%

15,222	Bashneft PJSC (e)	2,908

79,750	Nizhnekamskneftekhim PJSC (e)	672

49,530	Sberbank of Russia PJSC (e) (f)	1,519

20,862,000	Surgutneftegas PJSC (e)	136,719

12,313	Tatneft PJSC (e)	870

337	Transneft PJSC (e)	5,439

	Total Russia	148,127

	South Korea — 0.3%

1,619	Hyundai Motor Co. (c)	137,418

2,772	Hyundai Motor Co. (c)	231,921

5,895	Hyundai Motor Co. GDR	242,309

6,750	LG Electronics, Inc.	244,496

226,185	Samsung Electronics Co. Ltd.	10,146,977

195	Samsung Electronics Co. Ltd. GDR	215,762

	Total South Korea	11,218,883

	United States — 0.0%

1,288,200	NII Holdings, Inc. * (d)	450,870

	TOTAL PREFERRED STOCKS (COST $84,837,562)	72,855,568

	RIGHTS/WARRANTS — 0.0%

	Canada — 0.0%

222,285	Clementia Pharmaceuticals, Inc. * (d)	222

	United States — 0.0%

408,963	Bristol-Myers Squibb Co. * (d)	899,719

50,914	Contra Abiomed, Inc. * (d)	89,099

	Total United States	988,818

	TOTAL RIGHTS/WARRANTS (COST $1,235,833)	989,040

	INVESTMENT FUNDS — 0.3%

	United States — 0.3%

4,418,828	Altaba, Inc. (d)	10,384,246

	TOTAL INVESTMENT FUNDS (COST $5,265,823)	10,384,246

	Par Value†	Description	Value ($)

		DEBT OBLIGATIONS — 26.1%

		Netherlands — 0.0%

		Corporate Debt — 0.0%

EUR	580,153	HEMA Bondco I B.V., Variable Rate, 10.00%, due 04/19/26 (e) (i)	63

		United States — 26.1%

		Bank Loans — 0.0%

	633,158	Envision Healthcare Corp., 2018 1st Lien Term Loan, Variable Rate, 3 mo. USD LIBOR + 3.75%, 9.38%, due 10/10/25 (d)	63

	834,038	Envision Healthcare Corp., 2022 Third Out Term Loan, Variable Rate, 3 mo. USD SOFR + 3.75%, 9.15%, due 03/31/27 (d)	2,294

		Total Bank Loans	2,357

		U.S. Government — 25.3%

	1,950,000	U.S. Treasury Bills, 5.52%, due 03/07/24 (j)	1,922,517

	50,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield – 0.08%, 5.28%, due 04/30/24	49,984,535

	52,105,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.04%, 5.39%, due 07/31/24	52,106,749

	100,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.14%, 5.49%, due 10/31/24	100,082,337

	192,460,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.20%, 5.55%, due 01/31/25 (a) (k)	192,701,439

	90,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.17%, 5.52%, due 04/30/25 (a)	90,058,979

	3,500,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.13%, 5.48%, due 07/31/25 (k)	3,497,723

	9,000,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17%, 5.52%, due 10/31/25 (a) (k)	8,994,590

	121,381,715	U.S. Treasury Inflation-Indexed Notes, 1.25%, due 04/15/28 (a)	116,181,504

	252,526,820	U.S. Treasury Inflation-Indexed Notes, 1.38%, due 07/15/33 (a)	236,435,664

	50,000,000	U.S. Treasury Notes, 2.00%, due 06/30/24	49,048,828

		Total U.S. Government	901,014,865

		U.S. Government Agency — 0.8%

	28,500,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.12%, 5.43%, due 03/06/24	28,508,862

		Total United States	929,526,084

		TOTAL DEBT OBLIGATIONS (COST $926,218,061)	929,526,147

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares / Par Value†	Description	Value ($)

	MUTUAL FUNDS — 0.1%

	United States — 0.1%

	Affiliated Issuers — 0.1%

397,499	GMO U.S. Treasury Fund	1,987,493

	TOTAL MUTUAL FUNDS (COST $1,989,505)	1,987,493

	SHORT-TERM INVESTMENTS — 5.8%

	Money Market Funds — 0.4%

102,782	State Street Global Advisors Liquidity PLC – U.S. Treasury Liquidity Fund – Class D Shares, 5.26% (k)	102,782

13,616,098	State Street Institutional Treasury Money Market Fund – Premier Class, 5.31% (l)	13,616,098

	Total Money Market Funds	13,718,880

	Repurchase Agreements — 2.1%

77,034,738	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 11/30/23, maturing on 12/01/23 with a maturity value of $78,175,280 and an effective yield of 5.33%, collateralized by a U.S. Treasury Note with maturity date 09/30/26 and a market value of $78,373,731.	77,034,738

	U.S. Government Agency — 3.3%

62,500,000	Federal Home Loan Banks, 5.23%, due 03/22/24	62,470,299

40,500,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.10%, 5.41%, due 09/04/24	40,504,136

15,000,000	Federal Home Loan Banks, 5.55%, due 08/12/24	14,987,599

	Total U.S. Government Agency	117,962,034

	TOTAL SHORT-TERM INVESTMENTS (COST $208,753,618)	208,715,652

	TOTAL INVESTMENTS — 119.1% (Cost $4,531,887,057)	4,238,014,445

	SECURITIES SOLD SHORT — (22.1)%

	Common Stocks — (21.9)%

	Australia — (0.5)%

(87,969)	ASX Ltd.	(3,373,296)

(19,279)	Cochlear Ltd.	(3,477,096)

(194,260)	IDP Education Ltd.	(2,906,193)

(483,910)	Lottery Corp. Ltd.	(1,468,931)

(41,100)	Pilbara Minerals Ltd.	(98,276)

(88,277)	Ramsay Health Care Ltd.	(2,866,543)

(46,473)	WiseTech Global Ltd.	(2,046,600)

	Total Australia	(16,236,935)

Shares	Description	Value ($)

	Austria — (0.1)%

(47,886)	Verbund AG	(4,561,706)

	Belgium — (0.2)%

(101,160)	Anheuser-Busch InBev SA	(6,366,297)

(22)	Lotus Bakeries NV	(191,063)

	Total Belgium	(6,557,360)

	Bermuda — (0.2)%

(403,519)	Liberty Global Ltd. – Class C *	(6,795,260)

	Canada — (1.3)%

(82,511)	Agnico Eagle Mines Ltd.	(4,430,841)

(40,332)	Algonquin Power & Utilities Corp.	(248,042)

(273,900)	AltaGas Ltd.	(5,571,053)

(11,397)	Brookfield Renewable Corp. – Class A	(302,476)

(143,514)	Cameco Corp.	(6,590,163)

(187,971)	Enbridge, Inc.	(6,554,549)

(43,615)	Franco-Nevada Corp.	(4,889,241)

(176,375)	GFL Environmental, Inc.	(5,061,962)

(181,942)	Pembina Pipeline Corp.	(6,082,321)

(87,646)	Restaurant Brands International, Inc.	(6,229,878)

	Total Canada	(45,960,526)

	Denmark — (0.1)%

(28,134)	Coloplast AS – Class B	(3,319,738)

(2,318)	Novo Nordisk AS – Class B	(236,818)

(77,307)	Tryg AS	(1,668,226)

	Total Denmark	(5,224,782)

	Finland — (0.0)%

(31,097)	Elisa OYJ	(1,391,945)

(4,438)	Kone OYJ – Class B	(197,560)

	Total Finland	(1,589,505)

	France — (0.6)%

(138,352)	Accor SA	(4,810,433)

(27,359)	Aeroports de Paris SA	(3,373,435)

(329,064)	Getlink SE	(6,013,032)

(3,187)	Hermes International SCA	(6,605,100)

(3,869)	Sartorius Stedim Biotech	(872,434)

	Total France	(21,674,434)

	Germany — (0.9)%

(26,752)	adidas AG	(5,600,091)

(13,016)	Covestro AG *	(684,462)

(171,158)	Delivery Hero SE *	(5,425,477)

(13,258)	Deutsche Boerse AG	(2,520,459)

(22,754)	MTU Aero Engines AG	(4,662,996)

(5,301)	Puma SE	(342,368)

(16,703)	QIAGEN NV *	(687,495)

(3,926)	Rational AG	(2,517,832)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Germany — continued

(73,053)	Siemens Energy AG *	(863,113)

(55,423)	Symrise AG	(6,238,497)

(9,181)	Vonovia SE	(255,354)

(32,158)	Zalando SE *	(766,716)

	Total Germany	(30,564,860)

	Ireland — (0.3)%

(13,476)	Flutter Entertainment PLC *	(2,111,302)

(187,595)	Smurfit Kappa Group PLC	(7,127,134)

	Total Ireland	(9,238,436)

	Israel — (0.2)%

(32,988)	CyberArk Software Ltd. *	(6,573,519)

(1,178)	Monday.com Ltd. *	(211,851)

	Total Israel	(6,785,370)

	Italy — (0.6)%

(143,254)	Amplifon SpA	(4,452,638)

(19,268)	Ferrari NV	(6,943,755)

(382,345)	FinecoBank Banca Fineco SpA	(5,159,495)

(417,141)	Infrastrutture Wireless Italiane SpA	(5,158,278)

	Total Italy	(21,714,166)

	Japan — (1.8)%

(272,100)	Aeon Co. Ltd.	(5,627,961)

(12,800)	ANA Holdings, Inc. *	(264,132)

(120,800)	Asahi Intecc Co. Ltd.	(2,343,608)

(7,100)	BayCurrent Consulting, Inc.	(238,252)

(54,100)	GMO Payment Gateway, Inc.	(3,172,128)

(47,300)	Japan Airlines Co. Ltd.	(895,275)

(159,100)	Japan Exchange Group, Inc.	(3,247,600)

(80,900)	Keio Corp.	(2,331,449)

(46,800)	Keisei Electric Railway Co. Ltd.	(1,885,155)

(73,300)	Kintetsu Group Holdings Co. Ltd.	(2,052,501)

(62,200)	Kobe Bussan Co. Ltd.	(1,635,547)

(31,200)	Lasertec Corp.	(6,968,097)

(96,700)	M3, Inc.	(1,595,799)

(265,500)	MonotaRO Co. Ltd.	(2,668,566)

(130,700)	Nippon Paint Holdings Co. Ltd.	(974,301)

(115,500)	Odakyu Electric Railway Co. Ltd.	(1,622,926)

(184,500)	Oriental Land Co. Ltd.	(6,267,314)

(1,300,800)	Rakuten Group, Inc.	(5,140,625)

(69,400)	Shiseido Co. Ltd.	(1,859,124)

(537,300)	SoftBank Corp.	(6,529,761)

(84,800)	Tobu Railway Co. Ltd.	(2,095,567)

(248,500)	Tokyu Corp.	(2,914,642)

(20,300)	West Japan Railway Co.	(802,307)

	Total Japan	(63,132,637)

	Netherlands — (0.5)%

(5,242)	Adyen NV *	(6,129,239)

Shares	Description	Value ($)

	Netherlands — continued

(794)	ASML Holding NV	(541,132)

(33,447)	BE Semiconductor Industries NV	(4,695,527)

(250,041)	Universal Music Group NV	(6,606,334)

	Total Netherlands	(17,972,232)

	New Zealand — (0.2)%

(76,768)	Xero Ltd. *	(5,233,981)

	Norway — (0.1)%

(81,183)	Aker BP ASA	(2,312,093)

	Peru — (0.1)%

(71,260)	Southern Copper Corp.	(5,125,732)

	Singapore — (0.3)%

(1,546,839)	Grab Holdings Ltd. – Class A *	(4,702,391)

(53,090,100)	Seatrium Ltd. *	(4,170,095)

(132,000)	Singapore Exchange Ltd.	(931,703)

(96,200)	Singapore Technologies Engineering Ltd.	(266,831)

	Total Singapore	(10,071,020)

	Spain — (0.4)%

(173,858)	Cellnex Telecom SA *	(6,637,646)

(204,304)	Ferrovial SE	(7,065,710)

	Total Spain	(13,703,356)

	Sweden — (0.2)%

(94,597)	Beijer Ref AB	(1,047,590)

(122,799)	EQT AB	(2,900,880)

(20,693)	Evolution AB	(2,143,794)

(132,392)	H & M Hennes & Mauritz AB – Class B	(2,120,434)

	Total Sweden	(8,212,698)

	Switzerland — (0.1)%

(2,355)	Bachem Holding AG	(175,184)

(3)	Chocoladefabriken Lindt & Spruengli AG	(366,940)

(2,075)	Partners Group Holding AG	(2,735,868)

(11,213)	SIG Group AG	(261,676)

(9,751)	Straumann Holding AG (Registered)	(1,341,027)

	Total Switzerland	(4,880,695)

	United Kingdom — (1.2)%

(48,413)	Admiral Group PLC	(1,654,173)

(526,205)	Auto Trader Group PLC	(4,826,328)

(306,536)	Hargreaves Lansdown PLC	(2,785,763)

(677,950)	Informa PLC	(6,375,004)

(77,157)	InterContinental Hotels Group PLC	(5,983,130)

(64,366)	London Stock Exchange Group PLC	(7,256,189)

(944,137)	M&G PLC	(2,500,742)

(1,825,940)	Rolls-Royce Holdings PLC *	(6,230,959)

(37,304)	Severn Trent PLC	(1,225,460)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

(12,293)	Spirax-Sarco Engineering PLC	(1,436,507)

(301,854)	Wise PLC – Class A *	(2,986,070)

	Total United Kingdom	(43,260,325)

	United States — (12.0)%

(2,784)	AbbVie, Inc.	(396,414)

(3,825)	AECOM	(339,890)

(374,675)	AES Corp.	(6,448,157)

(33,300)	Alnylam Pharmaceuticals, Inc. *	(5,602,725)

(140,600)	Altria Group, Inc.	(5,910,824)

(18,016)	American Tower Corp. – (REIT)	(3,761,380)

(10,095)	Amgen, Inc.	(2,722,016)

(62,501)	ARES Management Corp. – Class A	(7,015,737)

(28,898)	Arthur J Gallagher & Co.	(7,195,602)

(1,206)	Automatic Data Processing, Inc.	(277,284)

(27,451)	Axon Enterprise, Inc. *	(6,310,161)

(58,918)	Bill Holdings, Inc. *	(3,857,361)

(7,922)	BioMarin Pharmaceutical, Inc. *	(721,536)

(22,703)	Bio-Techne Corp.	(1,428,019)

(32,181)	Boeing Co. *	(7,454,085)

(7,119)	Broadcom, Inc.	(6,590,272)

(41,060)	Burlington Stores, Inc. *	(6,963,365)

(123,108)	Caesars Entertainment, Inc. *	(5,505,390)

(72,861)	Catalent, Inc. *	(2,830,650)

(2,727)	CDW Corp.	(575,070)

(83,145)	Ceridian HCM Holding, Inc. *	(5,728,690)

(35,940)	Charter Communications, Inc. – Class A *	(14,378,237)

(33,543)	Chevron Corp.	(4,816,775)

(3,219)	Chipotle Mexican Grill, Inc. *	(7,089,043)

(90,845)	Cloudflare, Inc. – Class A *	(7,008,692)

(3,663)	CME Group, Inc.	(799,853)

(65,570)	Dexcom, Inc. *	(7,574,646)

(153,349)	DraftKings, Inc. – Class A *	(5,864,066)

(208,730)	EchoStar Corp. – Class A *	(2,185,403)

(6,055)	Ecolab, Inc.	(1,160,925)

(2,261)	Entegris, Inc.	(236,048)

(43,800)	Equity LifeStyle Properties, Inc. – (REIT)	(3,114,180)

(5,406)	Erie Indemnity Co. – Class A	(1,598,230)

(42,409)	Essential Utilities, Inc.	(1,510,184)

(85,994)	Exact Sciences Corp. *	(5,503,616)

(134,007)	Exxon Mobil Corp.	(13,767,879)

(6,275)	Fair Isaac Corp. *	(6,824,690)

(25,641)	Fastenal Co.	(1,537,691)

(106,765)	Fidelity National Information Services, Inc.	(6,260,700)

(1,899)	Fiserv, Inc. *	(248,028)

(16,248)	Gartner, Inc. *	(7,065,280)

(13,094)	HubSpot, Inc. *	(6,467,519)

(2,220)	Hyatt Hotels Corp. – Class A	(254,767)

(2,383)	IDEXX Laboratories, Inc. *	(1,110,049)

(79,580)	ImmunoGen, Inc. *	(2,335,673)

(3,538)	Ingersoll Rand, Inc.	(252,719)

(36,715)	Insulet Corp. *	(6,942,439)

Shares	Description	Value ($)

	United States — continued

(30,568)	IQVIA Holdings, Inc. *	(6,544,609)

(52,746)	Iron Mountain, Inc. – (REIT)	(3,383,656)

(810)	Jack Henry & Associates, Inc.	(128,539)

(133,699)	Kimco Realty Corp. – (REIT)	(2,583,065)

(36,304)	Lamb Weston Holdings, Inc.	(3,631,489)

(50,259)	Lattice Semiconductor Corp. *	(2,942,664)

(126,605)	Liberty Media Corp.-Liberty Formula One – Class C *	(8,059,674)

(17,062)	Linde PLC	(7,059,744)

(69,823)	Live Nation Entertainment, Inc. *	(5,880,493)

(6,482)	Manhattan Associates, Inc. *	(1,445,810)

(16,943)	MarketAxess Holdings, Inc.	(4,068,353)

(1,932)	Marsh & McLennan Cos., Inc.	(385,279)

(16,137)	Mastercard, Inc. – Class A	(6,677,975)

(1,413)	McDonald’s Corp.	(398,240)

(9,221)	McKesson Corp.	(4,339,034)

(4,681)	MercadoLibre, Inc. *	(7,585,373)

(17,124)	MongoDB, Inc. *	(7,119,132)

(12,382)	Moody’s Corp.	(4,518,935)

(644)	Motorola Solutions, Inc.	(207,928)

(12,339)	MSCI, Inc.	(6,426,768)

(154,700)	Newmont Corp.	(6,217,393)

(198,533)	NiSource, Inc.	(5,090,386)

(6,351)	Novocure Ltd. *	(77,927)

(74,797)	Okta, Inc. *	(5,015,139)

(94,606)	ONEOK, Inc.	(6,513,623)

(333,822)	Palantir Technologies, Inc. – Class A *	(6,693,131)

(54,254)	Paychex, Inc.	(6,617,360)

(1,582)	Paylocity Holding Corp. *	(247,852)

(63,871)	Philip Morris International, Inc.	(5,962,997)

(2,365)	Pool Corp.	(821,412)

(3,663)	PTC, Inc. *	(576,410)

(6,506)	Realty Income Corp. – (REIT)	(351,064)

(35,627)	Repligen Corp. *	(5,602,346)

(187,219)	Rivian Automotive, Inc. – Class A *	(3,137,790)

(171,844)	ROBLOX Corp. – Class A *	(6,755,188)

(68,576)	Roku, Inc. *	(7,145,619)

(145,717)	Rollins, Inc.	(5,936,511)

(6,353)	Royal Caribbean Cruises Ltd. *	(682,693)

(3,064)	RPM International, Inc.	(315,378)

(1,281)	ServiceNow, Inc. *	(878,433)

(7,102)	Sherwin-Williams Co.	(1,980,038)

(21,508)	Simon Property Group, Inc. – (REIT)	(2,686,134)

(39,869)	Snowflake, Inc. – Class A *	(7,482,614)

(45,878)	Starbucks Corp.	(4,555,685)

(26,983)	Tesla, Inc. *	(6,478,079)

(359)	Texas Pacific Land Corp.	(600,230)

(288,259)	Toast, Inc. – Class A *	(4,286,411)

(3,464)	Trade Desk, Inc. – Class A *	(244,073)

(7,267)	TransDigm Group, Inc. *	(6,997,176)

(2,979)	UDR, Inc. – (REIT)	(99,499)

(24,814)	Vail Resorts, Inc.	(5,392,330)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(14,820)	Watsco, Inc.	(5,664,649)

(193,139)	Williams Cos., Inc.	(7,105,584)

(152,512)	Wolfspeed, Inc. *	(5,621,592)

(14,686)	Zillow Group, Inc. – Class C *	(601,245)

(34,801)	Zscaler, Inc. *	(6,874,242)

	Total United States	(428,236,953)

	TOTAL COMMON STOCKS (PROCEEDS $725,189,420)	(779,045,062)

Shares	Description	Value ($)

	PREFERRED STOCKS (h) — (0.2)%

	Germany — (0.2)%

(18,647)	Sartorius AG	(6,017,474)

(2,529)	Dr Ing hc F Porsche AG	(231,687)

	TOTAL PREFERRED STOCKS (PROCEEDS $7,296,578)	(6,249,161)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $732,485,998)	(785,294,223)

	Other Assets and Liabilities (net) — 3.0%	104,465,284

	TOTAL NET ASSETS — 100.0%	$3,557,185,506

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2023

Alrosa PJSC	12/06/17	$15,372,968	0.0%	$74,134

Magnitogorsk Iron & Steel Works PJSC	06/16/21	4,815,566	0.0%	32,647

PhosAgro PJSC GDR	10/15/21	2,792	0.0%	30

Polyus PJSC	06/27/20	5,699,094	0.0%	30,888

Polyus PJSC GDR (Registered)	07/27/20	0	0.0%	1

Sberbank of Russia PJSC	09/09/20	29,636,901	0.0%	248,388

Sberbank of Russia PJSC	01/10/22	183,324	0.0%	1,519

Severstal PAO	02/02/21	126,125	0.0%	1,045

Severstal PAO GDR (Registered)	10/23/17	5,003,828	0.0%	37,110

VTB Bank PJSC	01/09/20	587,690	0.0%	1,982

				$427,744

A summary of outstanding financial instruments at November 30, 2023 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
12/04/2023	BCLY	BRL	35,466,481	USD	7,242,048	36,416
12/04/2023	GS	BRL	15,176,756	USD	3,099,638	16,216
12/04/2023	MSCI	BRL	35,466,481	USD	7,250,635	45,003
01/31/2024	CITI	CAD	1,490,000	USD	1,099,166	67
01/31/2024	DB	EUR	5,216,150	USD	5,721,703	29,270
01/30/2024	CITI	IDR	5,600,000,000	USD	359,980	178
02/29/2024	DB	ILS	2,587,392	USD	700,062	3,736
02/12/2024	MSCI	INR	29,000,000	USD	347,301	156
01/22/2024	UBSA	KRW	802,466,256	USD	619,947	1,039
01/18/2024	MSCI	MXN	1,800,000	USD	103,016	127
02/26/2024	BCLY	NOK	175,331,126	USD	16,432,399	189,244
02/29/2024	MSCI	PEN	680,000	USD	181,697	299
02/22/2024	DB	PLN	3,300,000	USD	825,873	2,560
01/25/2024	BOA	RON	15,823,094	USD	3,482,739	19,001
12/18/2023	BCLY	SEK	28,769,400	USD	2,767,823	27,045

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/10/2024	GS	SEK	42,300,000	USD	4,035,418	645
12/18/2023	MSCI	SEK	38,431,907	USD	3,679,377	18,080
02/22/2024	CITI	THB	52,498,956	USD	1,504,242	893
01/26/2024	JPM	TWD	102,015,523	USD	3,299,444	18,998
02/08/2024	GS	USD	2,172,519	AUD	3,380,000	65,349
01/24/2024	JPM	USD	43,955	AUD	66,633	144
02/08/2024	SSB	USD	1,748,481	AUD	2,740,000	65,649
12/04/2023	BCLY	USD	7,185,996	BRL	35,466,481	19,636
12/04/2023	JPM	USD	7,078,681	BRL	36,103,399	256,352
12/04/2023	MSCI	USD	11,970,309	BRL	60,871,551	396,806
01/31/2024	JPM	USD	10,730,243	CAD	14,810,042	194,386
01/16/2024	UBSA	USD	17,209,790	CAD	23,730,322	291,146
01/31/2024	BCLY	USD	3,375,309	CHF	2,954,970	20,655
01/31/2024	CITI	USD	13,325,431	CHF	11,905,220	356,508
01/12/2024	GS	USD	1,432,615	CHF	1,280,000	35,582

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/31/2024	JPM	USD	2,741,792	CHF	2,398,040	14,129
01/31/2024	SSB	USD	891,832	CHF	797,190	24,330
01/12/2024	SSB	USD	1,929,831	CHF	1,690,000	8,647
01/26/2024	JPM	USD	398,085	CLP	370,000,000	24,579
01/26/2024	MSCI	USD	1,186,372	CLP	1,069,726,000	35,613
01/29/2024	JPM	USD	1,175,273	COP	5,081,529,900	75,341
01/18/2024	BCLY	USD	11,604,252	GBP	9,530,000	431,564
01/24/2024	JPM	USD	12,093,772	GBP	9,647,728	91,177
01/23/2024	BCLY	USD	4,109,486	JPY	610,589,280	42,317
01/23/2024	MSCI	USD	21,322,005	JPY	3,146,209,971	71,166
01/23/2024	UBSA	USD	9,315,124	JPY	1,386,632,626	113,512
01/30/2024	BCLY	USD	515,374	KRW	680,000,000	9,389
01/30/2024	CITI	USD	36,683	KRW	49,581,441	1,580
01/30/2024	MSCI	USD	251,918	KRW	340,000,000	10,463
12/04/2023	BCLY	USD	9,954,429	MXN	177,697,504	276,593
02/02/2024	BCLY	USD	10,050,185	MXN	176,891,296	36,249
12/04/2023	JPM	USD	2,626,351	MXN	47,241,198	93,584
12/04/2023	MSCI	USD	9,974,376	MXN	177,697,505	256,646
01/18/2024	MSCI	USD	3,389,998	MXN	61,981,232	152,882
02/02/2024	MSCI	USD	10,060,474	MXN	176,891,297	25,960
01/24/2024	BCLY	USD	5,990,094	NOK	66,761,713	189,417
01/24/2024	DB	USD	31,847,606	NOK	350,957,465	637,261
01/17/2024	JPM	USD	19,593,672	NOK	213,522,042	166,265
01/24/2024	JPM	USD	31,882,906	NOK	350,957,465	601,961
02/29/2024	MSCI	USD	553,568	PEN	2,080,000	1,296
01/10/2024	BOA	USD	3,193,105	SEK	35,300,000	173,975
12/18/2023	GS	USD	1,057,710	SEK	11,568,573	44,395
01/10/2024	SSB	USD	2,816,044	SEK	31,300,000	169,497
02/29/2024	BOA	USD	440,660	ZAR	8,400,000	1,651
02/08/2024	CITI	AUD	7,247,931	USD	4,727,289	(71,502)
01/24/2024	SSB	AUD	12,441,630	USD	8,175,874	(58,163)
12/04/2023	CITI	BRL	4,300,000	USD	833,325	(40,295)
12/04/2023	GS	BRL	12,765,232	USD	2,575,725	(17,754)
01/31/2024	BCLY	CAD	3,790,000	USD	2,753,117	(42,577)
01/16/2024	BCLY	CAD	2,911,401	USD	2,111,778	(35,359)
01/31/2024	CITI	CAD	3,010,000	USD	2,183,023	(37,304)
01/31/2024	JPM	CAD	9,820,000	USD	7,111,640	(132,083)
02/05/2024	JPM	CAD	9,798,114	USD	7,112,167	(115,914)
01/16/2024	JPM	CAD	1,312,953	USD	963,798	(4,495)
01/12/2024	SSB	CHF	26,762,875	USD	29,827,502	(870,276)
01/31/2024	SSB	CHF	51,253,877	USD	57,609,987	(1,292,952)
01/31/2024	UBSA	CHF	50,514,977	USD	57,759,787	(293,979)
01/29/2024	MSCI	COP	7,680,000,000	USD	1,849,574	(40,547)
01/17/2024	CITI	CZK	8,400,000	USD	367,994	(7,685)
01/17/2024	GS	CZK	29,511,617	USD	1,264,049	(55,819)
01/17/2024	MSCI	CZK	8,600,000	USD	367,378	(17,246)
01/31/2024	MSCI	EUR	23,110,000	USD	24,485,979	(734,175)
01/18/2024	BOA	GBP	2,010,000	USD	2,455,868	(82,641)
02/13/2024	MSCI	GBP	1,969,469	USD	2,453,631	(34,071)
01/18/2024	SSB	GBP	2,920,000	USD	3,575,127	(112,657)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
02/14/2024	MSCI	HUF	340,648,887	USD	952,544	(15,085)
01/30/2024	MSCI	IDR	4,672,984,600	USD	293,349	(6,892)
01/23/2024	BCLY	JPY	6,391,496,802	USD	43,308,246	(151,786)
01/23/2024	DB	JPY	293,000,000	USD	1,986,568	(5,733)
01/23/2024	JPM	JPY	5,700,519,723	USD	38,637,375	(124,244)
01/23/2024	MSCI	JPY	888,320,615	USD	5,998,694	(41,588)
02/13/2024	MSCI	JPY	1,381,699,200	USD	9,297,603	(128,502)
01/23/2024	UBSA	JPY	349,773,994	USD	2,367,779	(10,567)
12/04/2023	BCLY	MXN	176,891,296	USD	10,147,213	(37,391)
12/04/2023	GS	MXN	26,670	USD	1,473	(62)
01/18/2024	JPM	MXN	4,000,000	USD	225,585	(3,057)
12/04/2023	MSCI	MXN	176,891,297	USD	10,157,410	(27,194)
12/04/2023	SSB	MXN	48,826,945	USD	2,771,355	(39,880)
01/24/2024	BBH	NOK	144,573,667	USD	12,903,535	(478,304)
01/17/2024	CITI	NOK	10,500,000	USD	971,323	(377)
01/24/2024	GS	NOK	28,277,185	USD	2,614,890	(2,466)
02/29/2024	DB	NZD	12,800,000	USD	7,767,768	(116,548)
01/29/2024	MSCI	PHP	24,000,000	USD	422,580	(9,974)
01/10/2024	BCLY	SEK	24,100,000	USD	2,207,020	(91,751)
12/18/2023	BCLY	SEK	34,701,067	USD	3,158,006	(147,864)
12/18/2023	JPM	SEK	7,492,568	USD	710,729	(3,066)
01/10/2024	MSCI	SEK	7,572,704	USD	688,306	(34,014)
12/18/2023	SSB	SEK	77,727,926	USD	7,158,404	(246,512)
01/22/2024	SSB	SGD	2,546,457	USD	1,906,441	(1,537)
02/08/2024	SSB	USD	1,847,267	AUD	2,790,000	(32)
02/02/2024	BCLY	USD	7,189,346	BRL	35,466,481	(31,673)
12/04/2023	GS	USD	1,264,817	BRL	6,200,000	(5,180)
02/02/2024	GS	USD	3,077,195	BRL	15,176,756	(14,296)
02/02/2024	MSCI	USD	10,685,464	BRL	52,654,838	(58,921)
01/17/2024	MSCI	USD	179,229	CZK	4,000,000	(335)
01/31/2024	DB	USD	1,440,650	EUR	1,320,000	(122)
01/18/2024	BCLY	USD	2,930,074	GBP	2,320,000	(54)
02/14/2024	MSCI	USD	1,311,358	HUF	460,000,000	(4,707)
01/30/2024	JPM	USD	296,575	IDR	4,600,000,000	(1,023)
02/12/2024	JPM	USD	512,948	INR	42,806,560	(532)
01/23/2024	GS	USD	1,749,039	JPY	257,000,000	(1,526)
01/30/2024	MSCI	USD	497,065	KRW	640,000,000	(3,170)
01/30/2024	SSB	USD	1,096,457	KRW	1,420,000,000	(628)
02/02/2024	JPM	USD	4,519,216	MXN	77,843,779	(80,523)
02/26/2024	DB	USD	55,750,940	NOK	595,066,019	(622,400)
01/29/2024	CITI	USD	288,470	PHP	16,000,000	(101)
02/22/2024	DB	USD	663,873	PLN	2,650,000	(2,728)
01/25/2024	BBH	USD	715,047	RON	3,250,000	(3,610)
01/25/2024	CITI	USD	230,470	RON	1,050,000	(621)
01/22/2024	CITI	USD	480,447	SGD	640,000	(915)
01/31/2024	DB	USD	4,501,235	ZAR	84,608,598	(35,218)
02/29/2024	MSCI	ZAR	25,800,000	USD	1,357,330	(1,195)

						$(798,773)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
82	Australian Government Bond 10 Yr.	December 2023	6,104,067	167,695
211	CAC40 10 Euro	December 2023	16,834,349	188,051
60	CBOE Volatility Index (k)	December 2023	825,468	(98,584)
490	Corn (k)	March 2024	11,827,375	12,212
159	Cotton (k)	March 2024	6,364,770	7,095
640	E-mini Russell 2000 Index	December 2023	57,990,400	2,556,407
255	FTSE 100 Index	December 2023	24,090,135	(191,313)
101	FTSE MIB Index	December 2023	16,409,327	771,895
168	Hang Seng Index	December 2023	18,309,818	(569,140)
292	Iron Ore (k)	January 2024	3,783,736	21,367
212	Lean Hogs (k)	February 2024	6,061,080	(366,571)
741	MSCI Singapore	December 2023	15,012,059	(66,559)
60	NYMEX Platinum Futures (k)	January 2024	2,807,700	69,883
425	OMX Stockholm 30 Index	December 2023	9,056,467	174,976
235	RBOB Gasoline (k)	December 2023	21,475,146	12,121
604	Soybean (k)	January 2024	40,551,050	1,576,936
109	Soybean (k)	January 2024	4,621,600	(122,697)
82	SPI 200 Futures	December 2023	9,587,349	172,505
415	U.S. Treasury Note 10 Yr. (CBT)	March 2024	45,565,703	260,488
831	U.S. Treasury Note 5 Yr. (CBT)	March 2024	88,793,649	468,127

			$406,071,248	$5,044,894

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
94	Canadian Government
	Bond 10 Yr.	March 2024	8,296,135	(93,590)
178	Cocoa (k)	March 2024	7,613,060	(503,010)
30	Coffee (k)	March 2024	2,077,875	(164,103)
99	Copper (k)	March 2024	9,529,988	(406,264)
12	DAX Index	December 2023	5,320,251	(75,386)
34	Eurex Swiss Market New Index	December 2023	4,230,408	(39,122)
104	Euro Bund	December 2023	14,975,765	(293,029)
44	Euro Bund	March 2024	6,353,142	(28,810)
363	FTSE Taiwan Index	December 2023	21,718,612	(151,641)
93	Gold 100 OZ (k)	February 2024	19,131,960	(757,061)
109	IFSC NIFTY 50 Index	December 2023	4,416,462	(43,668)
85	KOSPI 200 Index	December 2023	5,572,395	(90,760)
28	Live Cattle Futures (k)	February 2024	1,924,440	34,235
191	Natural Gas (k)	December 2023	5,351,820	1,042,842
156	NY Harbor ULSD Futures (k)	December 2023	18,045,518	(111,943)
355	S&P 500 E-Mini	December 2023	81,237,313	(1,869,185)
28	S&P/TSX 60	December 2023	5,034,408	(52,122)
174	Silver (k)	March 2024	22,324,200	(2,347,497)
766	Soybean Oil (k)	January 2024	24,018,696	(914,010)
360	Sugar (k)	February 2024	10,499,328	271,894
48	TOPIX Index	December 2023	7,712,155	(329,365)
35	UK Gilt Long Bond	March 2024	4,271,876	(22,438)
1,088	Wheat (k)	March 2024	32,531,200	188,776
346	WTI Crude (k)	December 2023	26,282,160	643,651

			$348,469,167	$(6,111,606)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Calls
Albertsons Cos., Inc. (g)	22.00	01/19/24	(216)	USD	(470,232)	(17,280)
Silicon Motion Technology Corp. (g)	60.00	03/15/24	(455)	USD	(2,675,400)	(159,250)

	Total Equity Options – Calls					(176,530)

	TOTAL WRITTEN OPTIONS

	(Premiums $293,469)					$(176,530)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
4.15%	3 Month AUD BBSW	AUD	129,041,000	12/20/2025	Quarterly	4,076	326,248	322,172
3 Month AUD BBSW	4.30%	AUD	12,500,000	12/20/2025	Quarterly	—	(8,448)	(8,448)
3 Month AUD BBSW	4.31%	AUD	14,000,000	12/20/2025	Quarterly	—	(7,962)	(7,962)
3 Month AUD BBSW	4.36%	AUD	35,000,000	12/20/2025	Quarterly	—	3,028	3,028
CAD - CORRA - OIS - COMPOUND	4.70%	CAD	28,689,000	12/20/2025	Annually	(10,823)	208,414	219,237
CAD - CORRA - OIS - COMPOUND	4.98%	CAD	24,000,000	12/20/2025	Annually	—	267,554	267,554
CAD - CORRA - OIS - COMPOUND	5.06%	CAD	16,500,000	12/20/2025	Annually	—	203,895	203,895
4.61%	CAD - CORRA - OIS - COMPOUND	CAD	36,500,000	12/20/2025	Annually	—	(219,898)	(219,898)
CHF - SARON - OIS - COMPOUND	1.67%	CHF	11,500,000	12/20/2025	Annually	—	101,470	101,470
CHF - SARON - OIS - COMPOUND	1.78%	CHF	59,187,000	12/20/2025	Annually	7,901	669,832	661,931
1.39%	CHF - SARON - OIS - COMPOUND	CHF	10,000,000	12/20/2025	Annually	—	(22,934)	(22,934)
3.39%	EUR - EuroSTR -COMPOUND	EUR	45,739,000	12/20/2025	Annually	(309)	(370,586)	(370,277)
3.45%	EUR - EuroSTR -COMPOUND	EUR	12,000,000	12/20/2025	Annually	—	(112,257)	(112,257)
GBP - SONIA - COMPOUND	5.10%	GBP	7,500,000	12/20/2025	Annually	—	70,123	70,123
GBP - SONIA - COMPOUND	5.10%	GBP	18,000,000	12/20/2025	Annually	—	166,598	166,598
GBP - SONIA - COMPOUND	5.19%	GBP	10,000,000	12/20/2025	Annually	—	115,518	115,518
GBP - SONIA - COMPOUND	5.23%	GBP	47,661,000	12/20/2025	Annually	(13,348)	587,165	600,513
5.12%	GBP - SONIA - COMPOUND	GBP	26,620,000	12/20/2025	Annually	(5,201)	(258,292)	(253,091)
4.97%	GBP - SONIA -COMPOUND	GBP	8,000,000	12/20/2025	Annually	—	(51,057)	(51,057)
4.69%	GBP - SONIA -COMPOUND	GBP	14,500,000	12/20/2025	Annually	—	5,985	5,985
5.19%	3 Month NZD Bank Bill Rate	NZD	58,000,000	12/20/2025	Quarterly	—	(43,094)	(43,094)
3 Month NZD Bank Bill Rate	5.67%	NZD	32,000,000	12/20/2025	Quarterly	—	199,667	199,667
3 Month SEK STIBOR	3.82%	SEK	170,000,000	12/20/2025	Quarterly	—	117,054	117,054
3 Month SEK STIBOR	3.93%	SEK	306,888,000	12/20/2025	Quarterly	(6,525)	271,087	277,612
USD - SOFR - COMPOUND	4.59%	USD	14,000,000	12/20/2025	Annually	—	25,154	25,154
USD - SOFR - COMPOUND	4.85%	USD	10,500,000	12/20/2025	Annually	—	69,863	69,863
USD - SOFR - COMPOUND	4.90%	USD	6,500,000	12/20/2025	Annually	—	49,710	49,710
4.66%	USD - SOFR -COMPOUND	USD	35,485,000	12/20/2025	Annually	11,859	(107,833)	(119,692)
4.67%	USD - SOFR -COMPOUND	USD	10,500,000	12/20/2025	Annually	—	(35,268)	(35,268)
6 Month AUD BBSW	4.47%	AUD	30,308,000	12/20/2033	Semi-Annually	(13,536)	(480,600)	(467,064)
6 Month AUD BBSW	5.04%	AUD	75,690,000	12/20/2033	Semi-Annually	22,823	1,082,169	1,059,346
6 Month AUD BBSW	5.22%	AUD	3,200,000	12/20/2033	Semi-Annually	—	74,557	74,557
4.64%	6 Month AUD BBSW	AUD	3,300,000	12/20/2033	Semi-Annually	—	22,623	22,623
4.88%	6 Month AUD BBSW	AUD	8,400,000	12/20/2033	Semi-Annually	—	(49,554)	(49,554)
4.93%	6 Month AUD BBSW	AUD	2,900,000	12/20/2033	Semi-Annually	—	(23,805)	(23,805)
CAD - CORRA - OIS - COMPOUND	3.74%	CAD	3,900,000	12/20/2033	Annually	—	36,732	36,732
CAD - CORRA - OIS - COMPOUND	4.07%	CAD	8,900,000	12/20/2033	Annually	—	263,236	263,236
CAD - CORRA - OIS - COMPOUND	4.07%	CAD	8,500,000	12/20/2033	Annually	—	251,666	251,666
CAD - CORRA - OIS - COMPOUND	4.30%	CAD	7,100,000	12/20/2033	Annually	—	310,990	310,990
4.18%	CAD - CORRA - OIS - COMPOUND	CAD	3,800,000	12/20/2033	Annually	—	(137,385)	(137,385)
4.33%	CAD - CORRA - OIS - COMPOUND	CAD	5,600,000	12/20/2033	Annually	—	(253,510)	(253,510)
4.21%	CAD - CORRA - OIS - COMPOUND	CAD	5,300,000	12/20/2033	Annually	—	(201,830)	(201,830)
3.82%	CAD - CORRA - OIS - COMPOUND	CAD	10,675,000	12/20/2033	Annually	(4,909)	(152,528)	(147,619)
4.15%	CAD - CORRA - OIS - COMPOUND	CAD	14,600,000	12/20/2033	Annually	—	(506,857)	(506,857)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
CHF - SARON - OIS - COMPOUND	1.39%	CHF	2,200,000	12/20/2033	Annually	—	18,977	18,977
CAD - CORRA - OIS - COMPOUND	1.74%	CHF	803,000	12/20/2033	Annually	(1,190)	37,054	38,244
1.74%	CHF - SARON - OIS - COMPOUND	CHF	12,761,000	12/20/2033	Annually	16,380	(591,188)	(607,568)
1.82%	CHF - SARON - OIS - COMPOUND	CHF	5,000,000	12/20/2033	Annually	—	(274,850)	(274,850)
1.83%	CHF - SARON - OIS - COMPOUND	CHF	2,500,000	12/20/2033	Annually	—	(139,856)	(139,856)
1.85%	CHF - SARON -OIS - COMPOUND	CHF	5,100,000	12/20/2033	Annually	—	(293,570)	(293,570)
EUR - EuroSTR - COMPOUND	2.85%	EUR	4,100,000	12/20/2033	Annually	—	41,433	41,433
EUR - EuroSTR - COMPOUND	2.96%	EUR	5,400,000	12/20/2033	Annually	—	113,933	113,933
EUR - EuroSTR - COMPOUND	2.99%	EUR	10,268,000	12/20/2033	Annually	10,126	244,983	234,857
EUR - EuroSTR - COMPOUND	3.06%	EUR	2,600,000	12/20/2033	Annually	—	79,727	79,727
EUR - EuroSTR - COMPOUND	3.09%	EUR	3,500,000	12/20/2033	Annually	—	116,485	116,485
EUR - EuroSTR - COMPOUND	3.29%	EUR	2,000,000	12/20/2033	Annually	—	105,110	105,110
2.98%	EUR - EuroSTR -COMPOUND	EUR	19,452,000	12/20/2033	Annually	3,160	(440,590)	(443,750)
3.03%	EUR - EuroSTR -COMPOUND	EUR	2,800,000	12/20/2033	Annually	—	(78,531)	(78,531)
3.07%	EUR - EuroSTR -COMPOUND	EUR	2,100,000	12/20/2033	Annually	—	(65,794)	(65,794)
GBP - SONIA - COMPOUND	4.00%	GBP	3,300,000	12/20/2033	Annually	—	8,166	8,166
GBP - SONIA - COMPOUND	4.08%	GBP	1,800,000	12/20/2033	Annually	—	19,746	19,746
GBP - SONIA - COMPOUND	4.13%	GBP	1,800,000	12/20/2033	Annually	—	28,353	28,353
GBP - SONIA - COMPOUND	4.17%	GBP	5,700,000	12/20/2033	Annually	—	109,500	109,500
GBP - SONIA - COMPOUND	4.31%	GBP	2,100,000	12/20/2033	Annually	—	70,574	70,574
GBP - SONIA - COMPOUND	4.32%	GBP	3,900,000	12/20/2033	Annually	—	135,629	135,629
4.40%	GBP - SONIA -COMPOUND	GBP	2,300,000	12/20/2033	Annually	—	(99,525)	(99,525)
4.43%	GBP - SONIA -COMPOUND	GBP	1,700,000	12/20/2033	Annually	—	(78,145)	(78,145)
4.54%	GBP - SONIA -COMPOUND	GBP	4,200,000	12/20/2033	Annually	—	(241,563)	(241,563)
4.29%	GBP - SONIA -COMPOUND	GBP	14,212,000	12/20/2033	Annually	(6,870)	(457,808)	(450,938)
4.19%	GBP - SONIA -COMPOUND	GBP	1,900,000	12/20/2033	Annually	—	(40,753)	(40,753)
4.78%	3 Month NZD Bank Bill Rate	NZD	8,468,000	12/20/2033	Quarterly	1,870	(22,228)	(24,098)
5.37%	3 Month NZD Bank Bill Rate	NZD	7,700,000	12/20/2033	Quarterly	—	(240,572)	(240,572)
4.85%	3 Month NZD Bank Bill Rate	NZD	7,800,000	12/20/2033	Quarterly	—	(45,346)	(45,346)
3 Month NZD Bank Bill Rate	4.88%	NZD	13,800,000	12/20/2033	Quarterly	—	100,473	100,473
3 Month NZD Bank Bill Rate	4.95%	NZD	4,700,000	12/20/2033	Quarterly	—	49,159	49,159
3 Month NZD Bank Bill Rate	5.16%	NZD	7,300,000	12/20/2033	Quarterly	—	151,321	151,321
3 Month NZD Bank Bill Rate	5.28%	NZD	7,400,000	12/20/2033	Quarterly	—	198,629	198,629
3 Month NZD Bank Bill Rate	5.29%	NZD	8,200,000	12/20/2033	Quarterly	—	222,108	222,108
3 Month SEK STIBOR	2.98%	SEK	38,000,000	12/20/2033	Quarterly	—	20,248	20,248
3.36%	3 Month SEK STIBOR	SEK	46,000,000	12/20/2033	Quarterly	—	(166,244)	(166,244)
3.37%	3 Month SEK STIBOR	SEK	21,000,000	12/20/2033	Quarterly	—	(77,267)	(77,267)
3.43%	3 Month SEK STIBOR	SEK	39,000,000	12/20/2033	Quarterly	—	(163,896)	(163,896)
3.30%	3 Month SEK STIBOR	SEK	563,692,000	12/20/2033	Quarterly	13,792	(1,763,071)	(1,776,863)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month SEK STIBOR	3.10%	SEK	40,000,000	12/20/2033	Quarterly	—	58,091	58,091
3 Month SEK STIBOR	3.18%	SEK	24,000,000	12/20/2033	Quarterly	—	51,724	51,724
3 Month SEK STIBOR	3.28%	SEK	43,000,000	12/20/2033	Quarterly	—	126,760	126,760
3 Month SEK STIBOR	3.31%	SEK	35,000,000	12/20/2033	Quarterly	—	111,330	111,330
USD - SOFR - COMPOUND	3.93%	USD	8,215,000	12/20/2033	Annually	(4,948)	(27,052)	(22,104)
USD - SOFR - COMPOUND	4.08%	USD	2,500,000	12/20/2033	Annually	—	20,943	20,943
USD - SOFR - COMPOUND	4.17%	USD	2,400,000	12/20/2033	Annually	—	39,229	39,229
USD - SOFR - COMPOUND	4.25%	USD	3,900,000	12/20/2033	Annually	—	86,377	86,377
USD - SOFR - COMPOUND	4.31%	USD	5,500,000	12/20/2033	Annually	—	152,603	152,603
USD - SOFR - COMPOUND	4.40%	USD	2,200,000	12/20/2033	Annually	—	77,043	77,043
USD - SOFR - COMPOUND	4.42%	USD	5,000,000	12/20/2033	Annually	—	182,861	182,861
USD - SOFR - COMPOUND	4.49%	USD	7,800,000	12/20/2033	Annually	—	330,203	330,203
4.53%	USD - SOFR - COMPOUND	USD	4,700,000	12/20/2033	Annually	—	(213,757)	(213,757)
4.14%	USD - SOFR - COMPOUND	USD	2,400,000	12/20/2033	Annually	—	(31,481)	(31,481)
4.40%	USD - SOFR - COMPOUND	USD	1,500,000	12/20/2033	Annually	—	(52,223)	(52,223)
4.18%	USD - SOFR - COMPOUND	USD	4,900,000	12/20/2033	Annually	—	(83,496)	(83,496)
4.11%	USD - SOFR - COMPOUND	USD	3,300,000	12/20/2033	Annually	—	(35,871)	(35,871)

						$24,328	$(159,265)	$(183,593)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1 Month Federal Funds Rate minus 0.02%	Total Return on MSCI World Daily Total Return Net Value Index	JPM	USD	2,400,262	12/15/2023	Monthly	—	45,952	45,952
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.07%	JPM	USD	3,639,673	12/15/2023	Monthly	—	(66,007)	(66,007)
1 Month Federal Funds Rate minus 0.03%	Total Return on MSCI World Daily Total Return Net Value Index	GS	USD	15,667,078	04/30/2024	Monthly	—	1,191,962	1,191,962
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.02%	GS	USD	13,955,127	04/30/2024	Monthly	—	(1,480,028)	(1,480,028)
1 Month Federal Funds Rate minus 0.06%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	5,313,549	05/13/2024	Monthly	—	251,036	251,036
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.02%	UBSA	USD	4,388,704	05/13/2024	Monthly	—	(240,067)	(240,067)
1 Month Federal Funds Rate minus 0.06%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	5,664,491	05/22/2024	Monthly	—	87,085	87,085
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.02%	UBSA	USD	8,099,970	05/22/2024	Monthly	—	(60,382)	(60,382)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

Swap Contracts — continued

OTC Total Return Swaps — continued

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1 Month Federal Funds Rate minus 0.07%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	6,140,442	08/09/2024	Monthly	—	283,624	283,624
Total Return on MSCI World Daily Total Return Net Value Index	1 Month Federal Funds Rate minus 0.11%	UBSA	USD	5,106,796	08/09/2024	Monthly	—	(223,170)	(223,170)
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 0.40%	GS	USD	28,512,115	06/24/2024	Monthly	—	(318,955)	(318,955)
Total Return on Equity Basket (n)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	39,234,929	06/18/2024	Monthly	—	1,259,678	1,259,678

							$—	$730,728	$730,728

As of November 30, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	All or a portion of this security is out on loan.

(c)	Securities are traded on separate exchanges for the same entity.

(d)	Investment valued using significant unobservable inputs.

(e)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(f)	The security is restricted as to resale.

(g)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(h)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(i)	Security is in default.

(j)	The rate shown represents yield-to-maturity.

(k)	All or a portion of this security or derivative is owned by GMO Implementation SPC Ltd., which is a 100% owned subsidiary of GMO Implementation Fund.

(l)	The rate disclosed is the 7 day net yield as of November 30, 2023.

(m)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.
(n)	The following table represents the individual short positions within the custom equity basket swap as of November 30, 2023:

Shares	Description	% of Equity Basket	Value ($)

(2,004,000)	Air China Ltd. – Class H	3.5%	(1,349,018)

(1,563,300)	Airports Of Thailand PC NVDR	7.0%	(2,644,041)

(754,000)	Alibaba Health Information Technology Ltd.	1.1%	(427,770)

(774,000)	China Molybdenum Co. Ltd. – Class H	1.1%	(442,280)

(44,000)	China Southern Airlines Co. Ltd. – Class H	0.1%	(21,109)

(1,422,000)	Genscript Biotech Corp.	10.4%	(3,952,293)

(3,412,900)	Gulf Energy Development PCL NVDR	11.7%	(4,464,673)

(6,832)	Hanmi Pharm Co. Ltd.	4.3%	(1,622,236)

(291,000)	Hapvida Participacoes e Investimentos SA	0.8%	(258,362)

(44,377)	Hotel Shilla Co. Ltd.	5.9%	(2,253,184)

(34,121)	Kakao Corp.	3.5%	(1,331,223)

(2,117,000)	Kingdee International Software Group Co. Ltd.	7.7%	(2,938,831)

(129,350)	Korea Aerospace Industries Ltd.	12.2%	(4,648,048)

(327,700)	Microport Scientific Corp.	1.4%	(524,980)

246,056	Nokia OYJ	(2.3%)	863,007

(373,400)	Nongfu Spring Co. Ltd. – Class H	5.6%	(2,129,791)

(15)	POSCO Chemical Co. Ltd.	0.0%	(3,754)

(90,300)	Rede D’Or Sao Luiz SA	1.3%	(488,004)

(9,769)	Samsung Biologics Co. Ltd.	14.4%	(5,464,790)

(767,926)	Samsung Heavy Industries Co. Ltd.	12.5%	(4,739,457)

142,868	Stora Enso OYJ – R Shares	(4.9%)	1,856,368

(18,270)	Yuhan Corp.	2.3%	(867,173)

(104,000)	Zijin Mining Group Co. Ltd. – Class H	0.4%	(164,697)

	TOTAL COMMON STOCKS		$(38,016,339)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

The rates shown on variable rate notes are the current interest rates at November 30, 2023, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CORRA - Canadian Overnight Repo Rate Average

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

EuroSTR - Euro Short-Term Rate

GDR - Global Depositary Receipt

JSB - Joint Stock Bank

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company REIT - Real Estate Investment Trust

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank

AG GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBSA - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippines Peso

PLN - Polish Zloty

RON - Romanian New Leu

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TWD - Taiwan New Dollar

USD - United States Dollar

ZAR - South African Rand

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

1,370,293	GMO Emerging Markets ex-China Fund, Class VI	20,540,686

7,609,473	GMO International Equity Fund, Class IV	177,148,523

3,189,333	GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class IV	45,033,384

530,288	GMO-Usonian Japan Value Creation Fund, Class VI	10,006,540

	TOTAL MUTUAL FUNDS (COST $249,118,652)	252,729,133

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

68,623	State Street Institutional Treasury Money Market Fund – Premier Class, 5.31% (a)	68,623

	TOTAL SHORT-TERM INVESTMENTS (COST $68,623)	68,623

	TOTAL INVESTMENTS - 100.0% (Cost $249,187,275)	252,797,756

	Other Assets and Liabilities (net) — (0.0%)	(69,336)

	TOTAL NET ASSETS — 100.0%	$252,728,420

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2023.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

1,579,778	GMO Emerging Markets ex-China Fund, Class VI	23,680,874

3,871,235	GMO Emerging Markets Fund, Class VI	86,483,396

5,863,398	GMO International Equity Fund, Class IV	136,499,902

2,467,983	GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class IV	34,847,915

610,720	GMO-Usonian Japan Value Creation Fund, Class VI	11,524,276

	TOTAL MUTUAL FUNDS (COST $335,268,411)	293,036,363

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

171,635	State Street Institutional Treasury Money Market Fund – Premier Class, 5.31% (a)	171,635

	TOTAL SHORT-TERM INVESTMENTS (COST $171,635)	171,635

	TOTAL INVESTMENTS — 100.0% (Cost $335,440,046)	293,207,998

	Other Assets and Liabilities (net) — (0.0%)	(70,029)

	TOTAL NET ASSETS — 100.0%	$293,137,969

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2023.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 20.5%

	Australia — 0.5%

16,457	BlueScope Steel Ltd. (a)	225,747

22,207	Brambles Ltd. (a)	195,701

6,538	Fortescue Ltd. (a)	107,360

44,850	GPT Group – (REIT) (a)	121,923

83,063	Mirvac Group – (REIT) (a)	112,822

6,356	Qantas Airways Ltd. * (a)	22,249

44,089	Scentre Group – (REIT) (a)	77,100

42,562	Stockland – (REIT) (a)	115,988

	Total Australia	978,890

	Belgium — 0.3%

5,649	Ageas SA (a)	243,289

358	Sofina SA (a)	79,788

3,202	UCB SA (a)	236,819

	Total Belgium	559,896

	Bermuda — 0.0%

1,671	Liberty Global Ltd. – Class C * (b)	28,140

	Brazil — 0.0%

1,107	Vale SA	16,609

	Canada — 0.9%

3,100	Alimentation Couche-Tard, Inc. (a)	176,823

967	Brookfield Asset Management Ltd. – Class A (a)	33,874

4,811	Brookfield Corp. – Class A (b)	169,684

2,000	Canadian Tire Corp. Ltd. – Class A (a)	208,040

700	iA Financial Corp., Inc. (a)	46,742

1,900	Magna International, Inc. (a)	102,439

9,200	Manulife Financial Corp. (a) (c)	180,210

7,400	Manulife Financial Corp. (a) (c)	144,966

2,752	Nutrien Ltd. (a)	147,150

2,300	Onex Corp. (a)	155,582

7,300	Quebecor, Inc. – Class B (a)	161,983

3,700	Teck Resources Ltd. – Class B (a)	139,389

3,200	West Fraser Timber Co. Ltd. (a) (c)	232,097

400	West Fraser Timber Co. Ltd. (a) (c)	29,024

	Total Canada	1,928,003

	China — 0.4%

14,093	Alibaba Group Holding Ltd. *	131,000

78,000	Bank of Communications Co. Ltd. – Class H	45,975

13,000	Beijing Enterprises Holdings Ltd.	43,100

12,500	China Conch Venture Holdings Ltd.	9,366

257,000	China Construction Bank Corp. – Class H	148,596

46,500	China Overseas Land & Investment Ltd.	85,861

152,000	China Railway Group Ltd. – Class H	66,714

286,000	China Zhongwang Holdings Ltd. * (d)	—

110,000	CITIC Ltd.	103,488

65,000	COSCO Shipping Holdings Co. Ltd. – Class H	59,885

Shares	Description	Value ($)

	China — continued

60,000	Dongfeng Motor Group Co. Ltd. – Class H	30,103

9,000	Kingboard Holdings Ltd.	21,667

4,500	Orient Overseas International Ltd. (a)	54,106

9,900	Shanghai Pharmaceuticals Holding Co. Ltd. – Class H	14,351

8,000	Sinopharm Group Co. Ltd. – Class H	19,826

1,345	Tencent Holdings Ltd.	56,032

	Total China	890,070

	Denmark — 0.5%

49	AP Moller – Maersk AS – Class A (a)	76,015

131	AP Moller – Maersk AS – Class B (a)	206,850

12,003	Danske Bank AS (a)	310,991

142	Genmab AS * (a)	44,661

1,551	Pandora AS (a)	209,382

475	ROCKWOOL AS – B Shares (a)	128,428

	Total Denmark	976,327

	Finland — 0.2%

3,711	Neste OYJ (a)	141,399

72,779	Nokia OYJ (a)	255,262

6,647	Stora Enso OYJ – R Shares (a)	86,369

	Total Finland	483,030

	France — 0.8%

9,781	ArcelorMittal SA	245,905

2,865	BNP Paribas SA (a)	180,114

580	Cie de Saint-Gobain SA (a)	37,814

223	LVMH Moet Hennessy Louis Vuitton SE (a)	170,657

1,490	Publicis Groupe SA (a)	125,915

6,394	Renault SA (a)	251,277

1,624	Safran SA (a)	285,543

9,024	Societe Generale SA (a)	227,103

1,536	STMicroelectronics NV – NY Shares	72,868

8,658	Vivendi SE (a)	81,947

	Total France	1,679,143

	Germany — 0.3%

530	Bayerische Motoren Werke AG (a)	55,301

1,331	Beiersdorf AG (a)	186,573

859	Continental AG (a)	66,664

2,702	Fresenius SE & Co. KGaA (a)	85,802

564	Heidelberg Materials AG (a)	46,039

2,724	Mercedes-Benz Group AG (a)	177,113

	Total Germany	617,492

	Hong Kong — 0.0%

19,111	Galaxy Entertainment Group Ltd.	98,863

	India — 0.3%

75,186	GAIL India Ltd.	119,011

5,777	Hindalco Industries Ltd.	35,851

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	India — continued

16,842	Hindustan Petroleum Corp. Ltd. *	70,252

54,287	Indian Oil Corp. Ltd.	73,045

33,196	NTPC Ltd.	103,991

85,133	Oil & Natural Gas Corp. Ltd.	198,583

78,545	Tata Steel Ltd.	120,705

	Total India	721,438

	Ireland — 0.1%

2,190	Ryanair Holdings PLC Sponsored ADR * (a)	258,902

	Israel — 0.2%

269	Check Point Software Technologies Ltd. *	39,274

27,646	Teva Pharmaceutical Industries Ltd. Sponsored ADR * (a)	271,484

5,573	Teva Pharmaceutical Industries Ltd. *	54,609

	Total Israel	365,367

	Italy — 0.2%

15,258	Stellantis NV (a)	331,623

465,893	Telecom Italia SpA * (a)	135,410

	Total Italy	467,033

	Japan — 1.6%

400	FUJIFILM Holdings Corp. (a)	23,424

29,100	Honda Motor Co. Ltd. (a)	297,662

18,800	Inpex Corp. (a)	259,373

7,800	ITOCHU Corp. (a)	303,244

7,300	Kawasaki Kisen Kaisha Ltd. (a)	256,739

8,900	Mitsui OSK Lines Ltd. (a)	244,712

1,400	NEC Corp. (a)	78,030

9,700	Nippon Yusen KK (a)	261,263

2,900	Panasonic Holdings Corp. (a)	29,882

4,600	Renesas Electronics Corp. * (a)	80,173

1,200	Rohm Co. Ltd. (a)	22,928

12,600	Sekisui House Ltd. (a)	257,990

2,800	Shionogi & Co. Ltd. (a)	132,024

7,600	Subaru Corp. (a)	135,578

13,400	Sumitomo Corp. (a)	280,949

2,700	TDK Corp. (a)	125,640

42,200	Tokyo Electric Power Co. Holdings, Inc. * (a)	180,252

8,800	Tosoh Corp. (a)	117,073

600	Toyota Tsusho Corp. (a)	33,249

4,200	Yamaha Motor Co. Ltd. (a)	107,669

	Total Japan	3,227,854

	Mexico — 0.3%

25,537	Fomento Economico Mexicano SAB de CV	324,820

44,275	Grupo Mexico SAB de CV – Series B	203,397

	Total Mexico	528,217

	Netherlands — 0.6%

26,254	Aegon Ltd. (a)	144,160

2,346	AerCap Holdings NV *	160,044

Shares	Description	Value ($)

	Netherlands — continued

3,051	EXOR NV (a)	297,274

2,737	ING Groep NV – Class N (a)	38,452

1,820	JDE Peet’s NV (a)	48,821

5,891	Koninklijke Ahold Delhaize NV (a)	170,601

13,553	Koninklijke Philips NV (a)	278,125

2,525	NN Group NV (a)	96,364

	Total Netherlands	1,233,841

	New Zealand — 0.0%

12,318	Meridian Energy Ltd. (a)	39,581

	Norway — 0.1%

8,562	Equinor ASA (a)	273,550

	Poland — 0.1%

15,981	ORLEN SA	235,929

	Portugal — 0.1%

20,973	EDP – Energias de Portugal SA	100,304

	Russia — 0.0%

2,505	LUKOIL PJSC (d)	2,025

5,410	Novatek PJSC (d)	909

	Total Russia	2,934

	South Africa — 0.0%

7,025	Bidvest Group Ltd.	88,003

	South Korea — 0.5%

20	E-MART, Inc.	1,172

119	Hyundai Mobis Co. Ltd.	21,046

360	Hyundai Motor Co.	51,258

4,122	Kia Corp.	273,858

1,631	LG Corp.	105,635

1,986	LG Electronics, Inc.	157,471

2,400	POSCO Holdings, Inc. Sponsored ADR (a)	223,680

2,735	SK Square Co. Ltd. *	107,619

	Total South Korea	941,739

	Spain — 0.5%

3,107	Amadeus IT Group SA (a)	213,316

34,224	Banco Bilbao Vizcaya Argentaria SA (a)	318,600

75,774	Banco Santander SA (a)	314,101

6,064	Industria de Diseno Textil SA (a)	250,231

	Total Spain	1,096,248

	Sweden — 0.3%

29,827	Fastighets AB Balder – B Shares * (a)	176,141

14,034	Investor AB – B Shares (a)	291,571

3,780	Skanska AB – B Shares (a)	60,746

	Total Sweden	528,458

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Switzerland — 0.3%

5,938	Adecco Group AG (Registered) (a)	286,393

53	Roche Holding AG (a)	15,100

922	Roche Holding AG – Genusschein (a)	248,037

	Total Switzerland	549,530

	Thailand — 0.1%

33,600	Kasikornbank PCL NVDR	122,251

310,900	Krung Thai Bank PCL NVDR	160,931

	Total Thailand	283,182

	Turkey — 0.1%

15,386	Haci Omer Sabanci Holding AS	32,506

6,604	KOC Holding AS	32,319

180,791	Yapi ve Kredi Bankasi AS	120,427

	Total Turkey	185,252

	United Kingdom — 1.0%

10,080	3i Group PLC (a)	285,089

5,425	Berkeley Group Holdings PLC (a)	318,366

161,351	BT Group PLC (a)	250,803

2,961	Coca-Cola HBC AG (a)	82,273

10,255	Compass Group PLC (a)	259,620

52,595	Kingfisher PLC (a)	145,992

5,545	Persimmon PLC (a)	87,855

6,513	Shell PLC (a)	210,532

72,474	Taylor Wimpey PLC (a)	118,787

28,118	Vodafone Group PLC Sponsored ADR (a)	254,749

	Total United Kingdom	2,014,066

	United States — 10.2%

3,136	3M Co. (a)	310,683

331	Akamai Technologies, Inc. * (a)	38,240

8,713	Ally Financial, Inc. (a)	254,594

1,555	Alphabet, Inc. – Class A* (a)	206,084

41	Alphabet, Inc. – Class C* (a)	5,491

1,344	American Express Co. (a)	229,515

2,234	Arrow Electronics, Inc. * (a)	264,863

200	Aspen Technology, Inc. * (b)	37,652

1,820	Best Buy Co., Inc. (b)	129,111

816	Bio-Rad Laboratories, Inc. – Class A * (a)	248,815

93	Booking Holdings, Inc. * (b)	290,690

11,917	BorgWarner, Inc. (a)	401,484

2,143	Builders FirstSource, Inc. * (a)	287,398

2,955	Capital One Financial Corp. (a)	329,955

1,902	CarMax, Inc. * (b)	121,614

1,364	Carrier Global Corp. (b)	70,873

1,487	CBRE Group, Inc. – Class A * (a)	117,414

3,410	Centene Corp. * (a)	251,249

3,132	Chesapeake Energy Corp. (a)	251,531

1,065	Chevron Corp. (b)	152,934

6,638	Citigroup, Inc. (a)	306,012

Shares	Description	Value ($)

	United States — continued

16,638	Cleveland-Cliffs, Inc. * (b)	285,508

4,300	Cognizant Technology Solutions Corp. – Class A (a)	302,634

7,000	Comcast Corp. – Class A (a)	293,230

3,888	CVS Health Corp. (a)	264,190

3,820	Darling Ingredients, Inc. * (b)	167,583

941	Dick’s Sporting Goods, Inc. (b)	122,424

2,971	Discover Financial Services (b)	276,303

1,440	DR Horton, Inc. (a)	183,845

865	Dropbox, Inc. – Class A * (a)	24,376

5,900	eBay, Inc. (b)	241,959

1,901	EOG Resources, Inc. (a)	233,956

994	Etsy, Inc. * (b)	75,355

2,149	Expedia Group, Inc. * (b)	292,651

215	F5, Inc. * (a)	36,806

5,262	Fidelity National Financial, Inc. (a)	235,948

24,100	Ford Motor Co. (a)	247,266

404	Fortune Brands Innovations, Inc. (a)	27,646

1,875	Fox Corp. – Class A (b)	55,387

7,200	Fox Corp. – Class B (a)	199,152

9,812	Franklin Resources, Inc. (b)	243,338

1,304	Generac Holdings, Inc. * (b)	152,659

695	General Electric Co. (a)	84,651

8,300	General Motors Co. (a)	262,280

827	Goldman Sachs Group, Inc. (a)	282,454

2,172	Green Plains, Inc. * (a)	54,039

6,351	Hewlett Packard Enterprise Co. (a)	107,395

1,099	Hilton Worldwide Holdings, Inc. (a)	184,104

10,191	HP, Inc. (a)	299,004

4,127	Incyte Corp. * (a)	224,261

7,061	Intel Corp. (a)	315,627

2,223	Intercontinental Exchange, Inc. (a)	253,066

2,100	International Business Machines Corp. (b)	332,976

6,965	Invesco Ltd. (a)	99,391

1,808	Jazz Pharmaceuticals PLC * (a)	213,760

686	Keysight Technologies, Inc. * (a)	93,221

16,718	Kinder Morgan, Inc. (a)	293,735

7,657	Kraft Heinz Co. (a)	268,837

3,094	Kroger Co. (b)	136,971

814	Laboratory Corp. of America Holdings (b)	176,565

276	Lam Research Corp. (a)	197,594

4,001	Las Vegas Sands Corp. (a) (b)	184,526

1,414	Lennar Corp. – Class A (a)	180,879

959	LyondellBasell Industries NV – Class A (a)	91,201

141	Markel Group, Inc. * (a)	202,912

8,404	Match Group, Inc. * (a) (b)	272,121

1,499	Meta Platforms, Inc. – Class A * (a)	490,398

5,759	Micron Technology, Inc. (a)	438,375

3,596	Moderna, Inc. * (b)	279,409

2,610	Mohawk Industries, Inc. * (b)	230,489

2,088	Molson Coors Beverage Co. – Class B (a)	128,496

3,747	Mosaic Co. (a)	134,480

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	United States — continued

1,800	Nucor Corp. (b)	305,946

3,067	ON Semiconductor Corp. * (a)	218,769

1,320	Otis Worldwide Corp. (a) (b)	113,243

5,691	Ovintiv, Inc. (a)	252,339

2,992	PACCAR, Inc. (b)	274,725

20,190	Paramount Global – Class B (a)	290,130

4,799	PayPal Holdings, Inc. * (a)	276,470

8,036	Pfizer, Inc. (a)	244,857

1,918	PulteGroup, Inc. (a)	169,590

2,539	QUALCOMM, Inc. (a)	327,658

400	Regeneron Pharmaceuticals, Inc. * (a)	329,524

2,776	Skyworks Solutions, Inc. (a) (b)	269,078

2,592	SolarEdge Technologies, Inc. * (b)	205,753

2,725	Steel Dynamics, Inc. (a)	324,629

9,486	Synchrony Financial (a)	306,967

555	TE Connectivity Ltd. (a)	72,705

788	Texas Instruments, Inc. (a)	120,335

1,022	Textron, Inc. (b)	78,347

5,197	Tyson Foods, Inc. – Class A (b)	243,427

4,013	U.S. Bancorp (a)	152,976

97	United Rentals, Inc. (b)	46,174

540	Universal Health Services, Inc. – Class B (a)	74,239

8,967	Verizon Communications, Inc. (a)	343,705

7,635	VF Corp. (b)	127,734

24,200	Viatris, Inc. (a)	222,156

11,780	Walgreens Boots Alliance, Inc. (b)	234,893

4,884	Wells Fargo & Co. (a)	217,778

1,737	Western Digital Corp. * (b)	83,914

1,395	Westlake Corp. (b)	179,104

887	Whirlpool Corp. (b)	96,594

4,000	Zoom Video Communications, Inc. – Class A * (b)	271,320

1,880	ZoomInfo Technologies, Inc. * (b)	27,016

	Total United States	21,283,730

	TOTAL COMMON STOCKS (COST $41,175,576)	42,681,621

	PREFERRED STOCKS (e) — 0.4%

	Brazil — 0.1%

24,987	Bradespar SA	123,868

8,389	Petroleo Brasileiro SA ADR (a)	122,060

	Total Brazil	245,928

	Germany — 0.3%

1,287	Bayerische Motoren Werke AG (a)	122,302

3,605	Porsche Automobil Holding SE (a)	176,280

2,178	Volkswagen AG (a)	252,810

	Total Germany	551,392

	TOTAL PREFERRED STOCKS (COST $760,662)	797,320

Shares/ Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 2.9%

	United States — 2.9%

	U.S. Government — 2.4%

5,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.20%, 5.55%, due 01/31/25 (a)	5,006,272

	U.S. Government Agency — 0.5%

1,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.12%, 5.43%, due 03/06/24	1,000,311

	Total United States	6,006,583

	TOTAL DEBT OBLIGATIONS (COST $6,002,195)	6,006,583

	MUTUAL FUNDS — 80.2%

	United States — 80.2%

	Affiliated Issuers — 80.2%

647,410	GMO Asset Allocation Bond Fund, Class VI	12,682,761

419,243	GMO Emerging Country Debt Fund, Class VI	8,074,624

1,162,400	GMO Emerging Markets ex-China Fund, Class VI	17,424,370

665,839	GMO Emerging Markets Fund, Class VI	14,874,854

1,275,829	GMO International Equity Fund, Class IV	29,701,302

1,226,672	GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class IV	17,320,602

529,802	GMO-Usonian Japan Value Creation Fund, Class VI	9,997,368

384,384	GMO Multi-Sector Fixed Income Fund, Class IV	6,457,649

267,201	GMO Quality Fund, Class VI	7,751,496

311,030	GMO Small Cap Quality Fund, Class VI	7,346,527

762,204	GMO U.S. Equity Fund, Class VI	9,878,170

848,460	GMO U.S. Opportunistic Value Fund, Class VI	17,444,327

215,146	GMO Resources Fund, Class VI	4,713,855

647,126	GMO U.S. Treasury Fund	3,235,630

	Total Affiliated Issuers	166,903,535

	TOTAL MUTUAL FUNDS (COST $167,076,529)	166,903,535

	SHORT-TERM INVESTMENTS — 12.2%

	Money Market Funds — 0.9%

1,896,096	State Street Institutional Treasury Money Market Fund – Premier Class, 5.31% (f)	1,896,096

	Repurchase Agreements — 10.6%

21,999,814	Nomura Securities International, Inc. Repurchase Agreement, dated 11/30/23, maturing on 12/01/23 with a maturity value of $22,003,053 and an effective yield of 5.30%, collateralized by a U.S. Treasury Note with maturity date 09/30/28 and a market value of $22,215,805.	21,999,814

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares/ Par Value†	Description	Value ($)

	U.S. Government Agency — 0.7%

1,500,000	Federal Home Loan Banks, 5.23%, due 03/22/24	1,499,287

	TOTAL SHORT-TERM INVESTMENTS (COST $25,395,910)	25,395,197

	TOTAL INVESTMENTS — 116.2% (Cost $240,410,872)	241,784,256

	SECURITIES SOLD SHORT — (16.1)%

	Common Stocks — (16.0)%

	Australia — (0.4)%

(4,131)	ASX Ltd.	(158,409)

(882)	Cochlear Ltd.	(159,075)

(9,138)	IDP Education Ltd.	(136,707)

(18,835)	Lottery Corp. Ltd.	(57,174)

(14,643)	Pilbara Minerals Ltd.	(35,013)

(3,990)	Ramsay Health Care Ltd.	(129,564)

(1,912)	WiseTech Global Ltd.	(84,202)

	Total Australia	(760,144)

	Austria — (0.1)%

(2,362)	Verbund AG	(225,008)

	Belgium — (0.1)%

(4,837)	Anheuser-Busch InBev SA	(304,407)

	Canada — (1.0)%

(4,096)	Agnico Eagle Mines Ltd.	(219,955)

(4,139)	Algonquin Power & Utilities Corp.	(25,455)

(12,100)	AltaGas Ltd.	(246,111)

(942)	Brookfield Renewable Corp. – Class A	(25,001)

(6,821)	Cameco Corp.	(313,220)

(8,205)	Enbridge, Inc.	(286,108)

(1,984)	Franco-Nevada Corp.	(222,407)

(7,433)	GFL Environmental, Inc.	(213,327)

(8,100)	Pembina Pipeline Corp.	(270,783)

(4,000)	Restaurant Brands International, Inc.	(284,320)

	Total Canada	(2,106,687)

	China — (0.0)%

(47)	Yum China Holdings, Inc.	(2,029)

	Denmark — (0.1)%

(1,304)	Coloplast AS – Class B	(153,868)

(3,556)	Tryg AS	(76,736)

	Total Denmark	(230,604)

	Finland — (0.0)%

(1,468)	Elisa OYJ	(65,710)

(419)	Kone OYJ – Class B	(18,652)

	Total Finland	(84,362)

Shares	Description	Value ($)

	France — (0.5)%

(5,908)	Accor SA	(205,418)

(1,525)	Aeroports de Paris SA	(188,037)

(13,476)	Getlink SE	(246,249)

(146)	Hermes International SCA	(302,587)

(185)	Sartorius Stedim Biotech	(41,716)

	Total France	(984,007)

	Germany — (0.7)%

(1,144)	adidas AG	(239,478)

(544)	Covestro AG *	(28,607)

(7,257)	Delivery Hero SE *	(230,037)

(610)	Deutsche Boerse AG	(115,966)

(1,001)	MTU Aero Engines AG	(205,136)

(244)	Puma SE	(15,759)

(1,103)	QIAGEN NV *	(45,400)

(184)	Rational AG	(118,003)

(2,731)	Siemens Energy AG *	(32,266)

(2,568)	Symrise AG	(289,058)

(1,286)	Zalando SE *	(30,661)

	Total Germany	(1,350,371)

	Ireland — (0.0)%

(619)	Flutter Entertainment PLC*	(96,979)

	Israel — (0.2)%

(1,622)	CyberArk Software Ltd.*	(323,216)

	Italy — (0.5)%

(6,384)	Amplifon SpA	(198,428)

(876)	Ferrari NV (c)	(315,691)

(42)	Ferrari NV (c)	(15,077)

(17,820)	FinecoBank Banca Fineco SpA	(240,469)

(19,965)	Infrastrutture Wireless Italiane SpA	(246,883)

	Total Italy	(1,016,548)

	Japan — (1.4)%

(12,300)	Aeon Co. Ltd.	(254,406)

(600)	ANA Holdings, Inc. *	(12,381)

(6,600)	Asahi Intecc Co. Ltd.	(128,045)

(2,400)	GMO Payment Gateway, Inc.	(140,723)

(2,300)	Japan Airlines Co. Ltd.	(43,533)

(7,600)	Japan Exchange Group, Inc.	(155,134)

(3,700)	Keio Corp.	(106,630)

(1,800)	Keisei Electric Railway Co. Ltd.	(72,506)

(2,900)	Kintetsu Group Holdings Co. Ltd.	(81,204)

(2,800)	Kobe Bussan Co. Ltd.	(73,626)

(1,300)	Lasertec Corp.	(290,337)

(4,200)	M3, Inc.	(69,311)

(13,300)	MonotaRO Co. Ltd.	(133,680)

(10,500)	Nippon Paint Holdings Co. Ltd.	(78,272)

(6,200)	Odakyu Electric Railway Co. Ltd.	(87,118)

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

(8,500)	Oriental Land Co. Ltd.	(288,738)

(58,300)	Rakuten Group, Inc.	(230,396)

(3,200)	Shiseido Co. Ltd.	(85,723)

(23,900)	SoftBank Corp.	(290,455)

(3,400)	Tobu Railway Co. Ltd.	(84,020)

(10,800)	Tokyu Corp.	(126,673)

(900)	West Japan Railway Co.	(35,570)

	Total Japan	(2,868,481)

	Netherlands — (0.4)%

(240)	Adyen NV *	(280,621)

(43)	ASML Holding NV	(29,306)

(1,447)	BE Semiconductor Industries NV	(203,140)

(208)	IMCD NV	(32,102)

(12,066)	Universal Music Group NV	(318,796)

	Total Netherlands	(863,965)

	New Zealand — (0.1)%

(3,637)	Xero Ltd. *	(247,968)

	Norway — (0.1)%

(3,673)	Aker BP ASA	(104,607)

	Peru — (0.1)%

(3,500)	Southern Copper Corp.	(251,755)

	Singapore — (0.2)%

(71,141)	Grab Holdings Ltd. – Class A *	(216,268)

(2,276,100)	Seatrium Ltd. *	(178,782)

(5,700)	Singapore Exchange Ltd.	(40,233)

	Total Singapore	(435,283)

	Spain — (0.3)%

(7,689)	Cellnex Telecom SA *	(293,555)

(9,235)	Ferrovial SE	(319,386)

	Total Spain	(612,941)

	Sweden — (0.2)%

(2,457)	Beijer Ref AB	(27,209)

(5,159)	EQT AB	(121,871)

(1,016)	Evolution AB	(105,258)

(6,132)	H & M Hennes & Mauritz AB – Class B	(98,212)

	Total Sweden	(352,550)

	Switzerland — (0.1)%

(1)	Chocoladefabriken Lindt & Spruengli AG	(12,365)

(114)	Partners Group Holding AG	(150,308)

(418)	Straumann Holding AG (Registered)	(57,486)

	Total Switzerland	(220,159)

Shares	Description	Value ($)

	United Kingdom — (1.0)%

(2,205)	Admiral Group PLC	(75,340)

(25,277)	Auto Trader Group PLC	(231,840)

(14,090)	Hargreaves Lansdown PLC	(128,048)

(32,236)	Informa PLC	(303,127)

(3,478)	InterContinental Hotels Group PLC	(269,701)

(2,983)	London Stock Exchange Group PLC	(336,283)

(44,266)	M&G PLC	(117,248)

(78,332)	Rolls-Royce Holdings PLC *	(267,305)

(1,714)	Severn Trent PLC	(56,306)

(605)	Spirax-Sarco Engineering PLC	(70,698)

(12,918)	Wise PLC – Class A *	(127,790)

	Total United Kingdom	(1,983,686)

	United States — (8.5)%

(457)	AECOM	(40,609)

(16,076)	AES Corp.	(276,668)

(1,500)	Alnylam Pharmaceuticals, Inc. *	(252,375)

(6,375)	Altria Group, Inc.	(268,005)

(888)	American Tower Corp. – (REIT)	(185,397)

(519)	Amgen, Inc.	(139,943)

(2,931)	ARES Management Corp. – Class A	(329,005)

(1,217)	Arthur J Gallagher & Co.	(303,033)

(1,271)	Axon Enterprise, Inc. *	(292,165)

(2,870)	Bill Holdings, Inc. *	(187,899)

(415)	BioMarin Pharmaceutical, Inc. *	(37,798)

(1,356)	Bio-Techne Corp.	(85,292)

(1,500)	Boeing Co. *	(347,445)

(305)	Broadcom, Inc.	(282,348)

(1,975)	Burlington Stores, Inc. *	(334,940)

(5,400)	Caesars Entertainment, Inc. *	(241,488)

(881)	Carnival Corp. *	(13,268)

(3,493)	Catalent, Inc. *	(135,703)

(144)	CDW Corp.	(30,367)

(4,078)	Ceridian HCM Holding, Inc. *	(280,974)

(157)	Chipotle Mexican Grill, Inc. *	(345,753)

(3,898)	Cloudflare, Inc. – Class A *	(300,731)

(118)	CME Group, Inc.	(25,767)

(104)	CoStar Group, Inc. *	(8,636)

(2,813)	Dexcom, Inc. *	(324,958)

(7,053)	DraftKings, Inc. – Class A *	(269,707)

(324)	Ecolab, Inc.	(62,121)

(1,800)	Equity LifeStyle Properties, Inc. – (REIT)	(127,980)

(202)	Erie Indemnity Co. – Class A	(59,719)

(1,681)	Essential Utilities, Inc.	(59,860)

(3,983)	Exact Sciences Corp. *	(254,912)

(301)	Fair Isaac Corp. *	(327,368)

(1,462)	Fastenal Co.	(87,676)

(4,952)	Fidelity National Information Services, Inc.	(290,385)

(697)	Gartner, Inc. *	(303,084)

(600)	HubSpot, Inc. *	(296,358)

(134)	IDEXX Laboratories, Inc. *	(62,420)

(1,700)	Insulet Corp. *	(321,453)

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2023 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(1,382)	IQVIA Holdings, Inc. *	(295,886)

(2,700)	Iron Mountain, Inc. – (REIT)	(173,205)

(161)	Jack Henry & Associates, Inc.	(25,549)

(1,688)	Lamb Weston Holdings, Inc.	(168,851)

(2,036)	Lattice Semiconductor Corp. *	(119,208)

(4,100)	Liberty Media Corp.-Liberty Formula One – Class C *	(261,006)

(833)	Linde PLC	(344,670)

(3,321)	Live Nation Entertainment, Inc. *	(279,695)

(298)	Manhattan Associates, Inc. *	(66,469)

(812)	MarketAxess Holdings, Inc.	(194,977)

(110)	Marsh & McLennan Cos., Inc.	(21,936)

(700)	Mastercard, Inc. – Class A	(289,681)

(397)	McKesson Corp.	(186,812)

(224)	MercadoLibre, Inc. *	(362,983)

(800)	MongoDB, Inc. *	(332,592)

(33)	Monolithic Power Systems, Inc.	(18,108)

(589)	Moody’s Corp.	(214,961)

(30)	Motorola Solutions, Inc.	(9,686)

(578)	MSCI, Inc.	(301,051)

(6,615)	Newmont Corp.	(265,857)

(9,463)	NiSource, Inc.	(242,631)

(2,089)	Novocure Ltd. *	(25,632)

(3,500)	Okta, Inc. *	(234,675)

(4,353)	ONEOK, Inc.	(299,704)

(14,836)	Palantir Technologies, Inc. – Class A *	(297,462)

(2,550)	Paychex, Inc.	(311,023)

(200)	Paylocity Holding Corp. *	(31,334)

(2,900)	Philip Morris International, Inc.	(270,744)

(69)	Pool Corp.	(23,965)

(216)	PTC, Inc. *	(33,990)

(1,588)	Repligen Corp. *	(249,713)

(8,610)	Rivian Automotive, Inc. – Class A *	(144,304)

(7,373)	ROBLOX Corp. – Class A *	(289,833)

(3,291)	Roku, Inc. *	(342,922)

(6,604)	Rollins, Inc.	(269,047)

(166)	Royal Caribbean Cruises Ltd. *	(17,838)

(141)	RPM International, Inc.	(14,513)

Shares	Description	Value ($)

	United States — continued

(59)	ServiceNow, Inc. *	(40,459)

(396)	Sherwin-Williams Co.	(110,405)

(1,200)	Simon Property Group, Inc. – (REIT)	(149,868)

(1,834)	Snowflake, Inc. – Class A *	(344,205)

(2,321)	Starbucks Corp.	(230,475)

(100)	STERIS PLC	(20,094)

(1,159)	Tesla, Inc. *	(278,253)

(17)	Texas Pacific Land Corp.	(28,423)

(13,350)	Toast, Inc. – Class A *	(198,515)

(126)	Trade Desk, Inc. – Class A *	(8,878)

(312)	TransDigm Group, Inc. *	(300,415)

(871)	UDR, Inc. – (REIT)	(29,091)

(1,132)	Vail Resorts, Inc.	(245,995)

(670)	Watsco, Inc.	(256,094)

(9,056)	Williams Cos., Inc.	(333,170)

(7,004)	Wolfspeed, Inc. *	(258,167)

(216)	Zillow Group, Inc. – Class C *	(8,843)

(1,493)	Zscaler, Inc. *	(294,912)

	Total United States	(17,762,385)

	TOTAL COMMON STOCKS (PROCEEDS $32,066,373)	(33,188,142)

	PREFERRED STOCKS (e) — (0.1)%

	Germany — (0.1)%

(857)	Sartorius AG	(276,558)

(113)	Dr Ing hc F Porsche AG	(10,352)

	TOTAL PREFERRED STOCKS (PROCEEDS $339,555)	(286,910)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $32,405,928)	(33,475,052)

	Other Assets and Liabilities (net) — (0.1%)	(192,196)

	TOTAL NET ASSETS — 100.0%	$208,117,008

A summary of outstanding financial instruments at November 30, 2023 is as follows:

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	GS	USD	1,344,499	06/24/2024	Monthly	—	(21,341)	(21,341)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	1,799,951	06/18/2024	Monthly	—	58,310	58,310

							$—	$36,969	$36,969

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2023 (Unaudited)

As of November 30, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	All or a portion of this security is out on loan.

(c)	Securities are traded on separate exchanges for the same entity.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	The rate disclosed is the 7 day net yield as of November 30, 2023.

(g)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

Portfolio Abbreviations:

ADR - American Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

Counterparty Abbreviations:

GS - Goldman Sachs International

MORD - Morgan Stanley Capital Services LLC

Currency Abbreviations:

USD - United States Dollar

Organization

Each of Alternative Allocation Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund and Strategic Opportunities Allocation Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest primarily in other GMO Funds and Alternative Allocation Fund and Implementation Fund may also invest in GMO Alternative Allocation SPC Ltd. and GMO Implementation SPC Ltd. (each a “wholly-owned subsidiary”), respectively. These GMO Funds and wholly-owned subsidiaries are referenced herein as “underlying funds”. As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Basis of presentation and principles of consolidation: Alternative Allocation Fund and Implementation Fund

Alternative Allocation Fund and Implementation Fund include the accounts of their wholly-owned subsidiaries and the accompanying schedules of investments have been consolidated for those accounts. The consolidated schedules of investments include all of the assets and liabilities of each wholly-owned subsidiary.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) and are described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2023, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; certain equity securities valued off the last traded price with a discount for liquidity; certain equity securities that are valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2023:

Description	Level 1	Level 2	Level 3		Total
Consolidated Alternative Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$3,504,622	$—		$3,504,622
Belgium	774,793	805,293	—		1,580,086
Bermuda	2,326,395	—	—		2,326,395
Canada	3,553,350	—	352,512		3,905,862
China	—	854,482	0	§	854,482
Denmark	—	1,372,584	—		1,372,584
Finland	—	468,928	—		468,928
France	101,142	1,637,472	—		1,738,614
Germany	—	595,813	—		595,813
Hong Kong	—	114,225	—		114,225
India	—	1,047,225	—		1,047,225
Israel	1,986,398	39,920	—		2,026,318
Italy	—	660,878	—		660,878
Japan	—	17,314,305	—		17,314,305
Netherlands	206,366	1,484,596	—		1,690,962
New Zealand	—	58,254	—		58,254
Norway	—	360,452	—		360,452
Poland	—	307,662	—		307,662
Portugal	—	112,275	—		112,275
South Africa	—	134,154	—		134,154
South Korea	308,026	1,017,536	—		1,325,562
Spain	—	904,383	—		904,383
Sweden	—	778,875	—		778,875
Switzerland	—	762,400	—		762,400
Taiwan	929,040	—	—		929,040
Thailand	—	434,983	—		434,983
Turkey	—	235,083	—		235,083
United Kingdom	1,937,562	2,280,091	—		4,217,653
United States	77,967,815	—	23,092		77,990,907

TOTAL COMMON STOCKS	90,090,887	37,286,491	375,604		127,752,982

Preferred Stocks
Brazil	162,116	—	—		162,116
Germany	—	769,717	—		769,717

TOTAL PREFERRED STOCKS	162,116	769,717	—		931,833

Rights/Warrants
United States	—	—	453,189		453,189

TOTAL RIGHTS/WARRANTS	—	—	453,189		453,189

Investment Funds
United States	—	—	2,351,936		2,351,936

TOTAL INVESTMENT FUNDS	—	—	2,351,936		2,351,936

Debt Obligations
United States	56,059,875	45,058,429	—		101,118,304

TOTAL DEBT OBLIGATIONS	56,059,875	45,058,429	—		101,118,304

Mutual Funds
United States	3,519,952	—	—		3,519,952

TOTAL MUTUAL FUNDS	3,519,952	—	—		3,519,952

Short-Term Investments	7,171,893	43,505,004	—		50,676,897
Purchased Options	—	4,397	—		4,397

Total Investments	157,004,723	126,624,038	3,180,729		286,809,490

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	1,254,471	—		1,254,471

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^ (continued)
Futures Contracts
Equity Risk	$13,457	$242,180	$—	$255,637
Interest Rate Risk	36,973	—	—	36,973
Physical Commodity Contract Risk	711,993	—	—	711,993
Swap Contracts
Credit Risk	—	3,748,106	—	3,748,106
Equity Risk	—	451,442	—	451,442
Interest Rate Risk	—	2,351,913	—	2,351,913

Total	$157,767,146	$134,672,150	$3,180,729	$295,620,025

Liability Valuation Inputs
Common Stocks
Australia	$—	$(1,011,860)	$—	$(1,011,860)
Austria	—	(292,454)	—	(292,454)
Belgium	—	(431,720)	—	(431,720)
Bermuda	(2,296,690)	—	—	(2,296,690)
Canada	(2,955,561)	—	—	(2,955,561)
Denmark	—	(330,474)	—	(330,474)
Finland	—	(126,049)	—	(126,049)
France	—	(1,396,346)	—	(1,396,346)
Germany	(42,066)	(1,895,457)	—	(1,937,523)
Ireland	—	(2,432,005)	—	(2,432,005)
Israel	(409,898)	—	—	(409,898)
Italy	(1,795)	(1,427,575)	—	(1,429,370)
Japan	—	(3,975,995)	—	(3,975,995)
Netherlands	—	(1,159,074)	—	(1,159,074)
New Zealand	—	(339,328)	—	(339,328)
Norway	—	(166,494)	—	(166,494)
Peru	(328,648)	—	—	(328,648)
Singapore	(299,127)	(331,487)	—	(630,614)
Spain	—	(875,741)	—	(875,741)
Sweden	—	(529,540)	—	(529,540)
Switzerland	—	(286,342)	—	(286,342)
United Kingdom	—	(2,798,305)	—	(2,798,305)
United States	(41,108,818)	—	—	(41,108,818)

TOTAL COMMON STOCKS	(47,442,603)	(19,806,246)	—	(67,248,849)

Preferred Stocks
Germany	—	(390,473)	—	(390,473)

TOTAL PREFERRED STOCKS	—	(390,473)	—	(390,473)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(1,483,362)	—	(1,483,362)
Futures Contracts
Equity Risk	(380,710)	(289,214)	—	(669,924)
Interest Rate Risk	(203,637)	—	—	(203,637)
Physical Commodity Contract Risk	(1,078,655)	—	—	(1,078,655)
Written Options
Credit Risk	—	(3,241)	—	(3,241)
Equity Risk	(113,112)	—	—	(113,112)
Swap Contacts
Credit Risk	—	(3,233,880)	—	(3,233,880)
Equity Risk	—	(484,093)	—	(484,093)
Interest Rate Risk	—	(2,616,150)	—	(2,616,150)

Total	$(49,218,717)	$(28,306,659)	$—	$(77,525,376)

Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds	$3,887,965,602	$—	$—	$3,887,965,602
Short-Term Investments	3,477,724	—	—	3,477,724

Total Investments	3,891,443,326	—	—	3,891,443,326

Total	$3,891,443,326	$—	$—	$3,891,443,326

Description	Level 1	Level 2	Level 3		Total
Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$16,063,460	$—		$16,063,460
Austria	—	2,268,835	—		2,268,835
Belgium	—	8,600,865	—		8,600,865
Bermuda	103,633	—	—		103,633
Brazil	1,488,046	7,859,504	—		9,347,550
Canada	32,318,053	135,366	15,800		32,469,219
Chile	66,271	1,041,475	—		1,107,746
China	—	31,326,685	3,935		31,330,620
Colombia	224,168	—	—		224,168
Czech Republic	—	367,358	—		367,358
Denmark	—	7,858,808	—		7,858,808
Egypt	—	726,242	—		726,242
Finland	—	5,379,219	—		5,379,219
France	2,403,500	35,422,085	—		37,825,585
Germany	—	11,422,300	—		11,422,300
Greece	—	1,073,725	0	§	1,073,725
Hong Kong	—	7,503,127	—		7,503,127
Hungary	—	3,575,983	—		3,575,983
India	1,170,056	32,511,671	—		33,681,727
Indonesia	—	5,394,354	—		5,394,354
Ireland	1,943,312	1,871,758	—		3,815,070
Israel	1,806,355	268,351	—		2,074,706
Italy	243,081	16,640,527	—		16,883,608
Japan	1,151,344	150,676,648	—		151,827,992
Kuwait	—	124,672	—		124,672
Malaysia	—	1,071,945	—		1,071,945
Mexico	10,193,764	—	0	§	10,193,764
Netherlands	904,324	20,387,843	—		21,292,167
New Zealand	—	269,794	—		269,794
Norway	—	6,958,662	—		6,958,662
Pakistan	—	162,885	—		162,885
Panama	15,058	—	—		15,058
Philippines	—	8,651	—		8,651
Poland	—	5,374,882	—		5,374,882
Portugal	—	1,034,409	—		1,034,409
Qatar	—	217,515	—		217,515
Russia	—	—	402,370		402,370
Saudi Arabia	—	1,870,978	—		1,870,978
Singapore	—	5,880,211	—		5,880,211
South Africa	477,793	13,997,414	—		14,475,207
South Korea	2,584,056	24,993,331	—		27,577,387
Spain	—	21,484,383	—		21,484,383
Sweden	—	7,071,197	—		7,071,197
Switzerland	3,636,322	9,449,253	—		13,085,575
Taiwan	2,458,313	33,122,601	—		35,580,914
Thailand	—	8,311,215	—		8,311,215
Turkey	—	5,191,619	—		5,191,619
United Arab Emirates	—	615,868	—		615,868
United Kingdom	7,166,143	37,274,200	601		44,440,944
United States	196,508,920	—	—		196,508,920
Vietnam	—	2,268,900	—		2,268,900

TOTAL COMMON STOCKS	266,862,512	555,130,774	422,706		822,415,992

Preferred Stocks
Brazil	5,390,132	5,679,185	—		11,069,317
Colombia	273,264	—	—		273,264
Germany	—	3,935,279	—		3,935,279
Russia	—	—	66,826		66,826
South Korea	—	2,800,343	—		2,800,343

TOTAL PREFERRED STOCKS	5,663,396	12,414,807	66,826		18,145,029

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Debt Obligations
United States	$53,979,003	$117,540,423	$—	$171,519,426

TOTAL DEBT OBLIGATIONS	53,979,003	117,540,423	—	171,519,426

Mutual Funds
United States	166,857,593	—	—	166,857,593

TOTAL MUTUAL FUNDS	166,857,593	—	—	166,857,593

Short-Term Investments	47,511,014	30,999,585	—	78,510,599

Total Investments	540,873,518	716,085,589	489,532	1,257,448,639

Derivatives^
Futures Contracts
Interest Rate Risk	263,153	—	—	263,153
Swap Contracts
Equity Risk	—	345,456	—	345,456

Total	$541,136,671	$716,431,045	$489,532	$1,258,057,248

Liability Valuation Inputs
Common Stocks
Australia	$—	$(4,386,289)	$—	$(4,386,289)
Austria	—	(1,199,155)	—	(1,199,155)
Belgium	—	(1,769,737)	—	(1,769,737)
Canada	(12,453,696)	—	—	(12,453,696)
Denmark	—	(1,410,085)	—	(1,410,085)
Finland	—	(353,231)	—	(353,231)
France	—	(5,715,747)	—	(5,715,747)
Germany	(185,344)	(8,049,684)	—	(8,235,028)
Ireland	—	(569,500)	—	(569,500)
Israel	(1,765,731)	—	—	(1,765,731)
Italy	—	(5,763,315)	—	(5,763,315)
Japan	—	(17,044,912)	—	(17,044,912)
Netherlands	—	(4,883,130)	—	(4,883,130)
New Zealand	—	(1,412,605)	—	(1,412,605)
Norway	—	(617,617)	—	(617,617)
Peru	(1,383,286)	—	—	(1,383,286)
Singapore	(1,269,082)	(1,435,333)	—	(2,704,415)
Spain	—	(3,676,288)	—	(3,676,288)
Sweden	—	(2,253,501)	—	(2,253,501)
Switzerland	—	(1,340,342)	—	(1,340,342)
United Kingdom	—	(11,624,413)	—	(11,624,413)
United States	(104,321,086)	—	—	(104,321,086)

TOTAL COMMON STOCKS	(121,378,225)	(73,504,884)	—	(194,883,109)

Preferred Stocks
Germany	—	(1,686,329)	—	(1,686,329)

TOTAL PREFERRED STOCKS	—	(1,686,329)	—	(1,686,329)

Derivatives^
Swap Contacts
Equity Risk	—	(84,125)	—	(84,125)

Total	$(121,378,225)	$(75,275,338)	$—	$(196,653,563)

Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$348,536,629	$—	$—	$348,536,629
Short-Term Investments	480,205	—	—	480,205

Total Investments	349,016,834	—	—	349,016,834

Total	$349,016,834	$—	$—	$349,016,834

Description	Level 1	Level 2	Level 3		Total
Global Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$64,965,179	$—	$—		$64,965,179
Short-Term Investments	62,623	—	—		62,623

Total Investments	65,027,802	—	—		65,027,802

Total	$65,027,802	$—	$—		$65,027,802

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$621,574,325	$—	$—		$621,574,325
Short-Term Investments	254,989	—	—		254,989

Total Investments	621,829,314	—	—		621,829,314

Total	$621,829,314	$—	$—		$621,829,314

Consolidated Implementation Fund
Asset Valuation Inputs
Common Stocks
Argentina	$1,328,352	$—	$—		$1,328,352
Australia	—	62,329,279	—		62,329,279
Austria	—	9,069,178	—		9,069,178
Belgium	2,335,462	28,848,786	—		31,184,248
Bermuda	7,222,230	—	—		7,222,230
Brazil	10,251,303	28,474,297	—		38,725,600
Canada	124,828,222	494,383	1,449,566		126,772,171
Chile	124,465	2,873,620	—		2,998,085
China	—	105,458,147	1		105,458,148
Colombia	843,042	—	—		843,042
Czech Republic	—	1,066,925	—		1,066,925
Denmark	—	30,571,136	—		30,571,136
Egypt	—	2,330,691	—		2,330,691
Finland	—	18,489,714	—		18,489,714
France	7,793,870	118,525,479	—		126,319,349
Germany	—	40,771,393	—		40,771,393
Greece	—	3,279,883	—		3,279,883
Hong Kong	—	23,808,476	—		23,808,476
Hungary	—	13,320,039	—		13,320,039
India	6,767,026	107,997,759	—		114,764,785
Indonesia	—	16,981,971	—		16,981,971
Ireland	6,128,498	6,397,166	—		12,525,664
Isle of Man	663,680	—	—		663,680
Israel	11,513,570	1,391,526	—		12,905,096
Italy	645,937	59,225,204	—		59,871,141
Japan	3,459,889	489,071,296	—		492,531,185
Kuwait	—	110,135	—		110,135
Malaysia	—	3,195,112	—		3,195,112
Mexico	34,770,494	—	0	§	34,770,494
Netherlands	3,184,441	65,723,886	180		68,908,507
New Zealand	—	1,125,281	—		1,125,281
Norway	—	26,875,031	—		26,875,031
Pakistan	—	1,077,769	—		1,077,769
Panama	25,016	—	—		25,016
Philippines	—	252,134	—		252,134
Poland	—	18,810,473	—		18,810,473
Portugal	—	9,174,263	—		9,174,263
Qatar	—	807,432	—		807,432
Russia	—	—	1,079,696		1,079,696
Saudi Arabia	—	4,955,618	—		4,955,618
Singapore	—	19,432,342	—		19,432,342
South Africa	1,600,768	48,302,136	—		49,902,904
South Korea	9,482,208	82,132,607	—		91,614,815
Spain	—	74,143,133	—		74,143,133

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Sweden	$—	$28,610,352	$—	$28,610,352
Switzerland	10,271,879	30,586,653	—	40,858,532
Taiwan	17,975,588	98,963,373	—	116,938,961
Thailand	—	27,529,134	—	27,529,134
Turkey	—	17,978,443	—	17,978,443
Ukraine	—	66,147	—	66,147
United Arab Emirates	—	2,137,354	—	2,137,354
United Kingdom	32,119,177	145,210,645	791	177,330,613
United States	832,344,894	—	398,109	832,743,003
Vietnam	—	6,972,144	—	6,972,144

TOTAL COMMON STOCKS	1,125,680,011	1,884,947,945	2,928,343	3,013,556,299

Preferred Stocks
Brazil	13,838,884	29,801,507	—	43,640,391
Chile	3,275,648	28,969	—	3,304,617
Colombia	725,617	—	—	725,617
Germany	—	13,367,063	—	13,367,063
Russia	—	—	148,127	148,127
South Korea	—	11,218,883	—	11,218,883
United States	—	—	450,870	450,870

TOTAL PREFERRED STOCKS	17,840,149	54,416,422	598,997	72,855,568

Rights/Warrants
Canada	—	—	222	222
United States	—	—	988,818	988,818

TOTAL RIGHTS/WARRANTS	—	—	989,040	989,040

Investment Funds
United States	—	—	10,384,246	10,384,246

TOTAL INVESTMENT FUNDS	—	—	10,384,246	10,384,246

Debt Obligations
Netherlands	—	—	63	63
United States	576,906,559	352,617,168	2,357	929,526,084

TOTAL DEBT OBLIGATIONS	576,906,559	352,617,168	2,420	929,526,147

Mutual Funds
United States	1,987,493	—	—	1,987,493

TOTAL MUTUAL FUNDS	1,987,493	—	—	1,987,493

Short-Term Investments	131,578,132	77,137,520	—	208,715,652

Total Investments	1,853,992,344	2,369,119,055	14,903,046	4,238,014,445

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	5,892,625	—	5,892,625
Futures Contracts
Equity Risk	2,556,407	1,307,427	—	3,863,834
Interest Rate Risk	896,310	—	—	896,310
Physical Commodity Contract Risk	3,881,012	—	—	3,881,012
Swap Contracts
Equity Risk	—	3,119,337	—	3,119,337
Interest Rate Risk	—	8,609,110	—	8,609,110

Total	$1,861,326,073	$2,388,047,554	$14,903,046	$4,264,276,673

Liability Valuation Inputs
Common Stocks
Australia	$—	$(16,236,935)	$—	$(16,236,935)
Austria	—	(4,561,706)	—	(4,561,706)
Belgium	—	(6,557,360)	—	(6,557,360)
Bermuda	(6,795,260)	—	—	(6,795,260)
Canada	(45,960,526)	—	—	(45,960,526)
Denmark	—	(5,224,782)	—	(5,224,782)

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Liability Valuation Inputs (continued)
Common Stocks (continued)
Finland	$—	$(1,589,505)	$—	$(1,589,505)
France	—	(21,674,434)	—	(21,674,434)
Germany	(687,495)	(29,877,365)	—	(30,564,860)
Ireland	—	(9,238,436)	—	(9,238,436)
Israel	(6,785,370)	—	—	(6,785,370)
Italy	—	(21,714,166)	—	(21,714,166)
Japan	—	(63,132,637)	—	(63,132,637)
Netherlands	—	(17,972,232)	—	(17,972,232)
New Zealand	—	(5,233,981)	—	(5,233,981)
Norway	—	(2,312,093)	—	(2,312,093)
Peru	(5,125,732)	—	—	(5,125,732)
Singapore	(4,702,391)	(5,368,629)	—	(10,071,020)
Spain	—	(13,703,356)	—	(13,703,356)
Sweden	—	(8,212,698)	—	(8,212,698)
Switzerland	—	(4,880,695)	—	(4,880,695)
United Kingdom	—	(43,260,325)	—	(43,260,325)
United States	(428,236,953)	—	—	(428,236,953)

TOTAL COMMON STOCKS	(498,293,727)	(280,751,335)	—	(779,045,062)

Preferred Stocks
Germany	—	(6,249,161)	—	(6,249,161)

TOTAL PREFERRED STOCKS	—	(6,249,161)	—	(6,249,161)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(6,691,398)	—	(6,691,398)
Futures Contracts
Equity Risk	(2,019,891)	(1,556,954)	—	(3,576,845)
Interest Rate Risk	(437,867)	—	—	(437,867)
Physical Commodity Contract Risk	(5,693,156)	—	—	(5,693,156)
Written Options
Equity Risk	(176,530)	—	—	(176,530)
Swap Contacts
Equity Risk	—	(2,388,609)	—	(2,388,609)
Interest Rate Risk	—	(8,768,375)	—	(8,768,375)

Total	$(506,621,171)	$(306,405,832)	$—	$(813,027,003)

International Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$252,729,133	$—	$—	$252,729,133
Short-Term Investments	68,623	—	—	68,623

Total Investments	252,797,756	—	—	252,797,756

Total	$252,797,756	$—	$—	$252,797,756

International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$293,036,363	$—	$—	$293,036,363
Short-Term Investments	171,635	—	—	171,635

Total Investments	293,207,998	—	—	293,207,998

Total	$293,207,998	$—	$—	$293,207,998

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$978,890	$—	$978,890
Belgium	—	559,896	—	559,896
Bermuda	28,140	—	—	28,140
Brazil	—	16,609	—	16,609

Description	Level 1	Level 2	Level 3		Total
Strategic Opportunities Allocation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Canada	$1,928,003	$—	$—		$1,928,003
China	—	890,070	0	§	890,070
Denmark	—	976,327	—		976,327
Finland	—	483,030	—		483,030
France	72,868	1,606,275	—		1,679,143
Germany	—	617,492	—		617,492
Hong Kong	—	98,863	—		98,863
India	—	721,438	—		721,438
Ireland	258,902	—	—		258,902
Israel	310,758	54,609	—		365,367
Italy	—	467,033	—		467,033
Japan	—	3,227,854	—		3,227,854
Mexico	528,217	—	—		528,217
Netherlands	160,044	1,073,797	—		1,233,841
New Zealand	—	39,581	—		39,581
Norway	—	273,550	—		273,550
Poland	—	235,929	—		235,929
Portugal	—	100,304	—		100,304
Russia	—	—	2,934		2,934
South Africa	—	88,003	—		88,003
South Korea	223,680	718,059	—		941,739
Spain	—	1,096,248	—		1,096,248
Sweden	—	528,458	—		528,458
Switzerland	—	549,530	—		549,530
Thailand	—	283,182	—		283,182
Turkey	—	185,252	—		185,252
United Kingdom	254,749	1,759,317	—		2,014,066
United States	21,283,730	—	—		21,283,730

TOTAL COMMON STOCKS	25,049,091	17,629,596	2,934		42,681,621

Preferred Stocks
Brazil	122,060	123,868	—		245,928
Germany	—	551,392	—		551,392

TOTAL PREFERRED STOCKS	122,060	675,260	—		797,320

Debt Obligations
United States	6,006,583	—	—		6,006,583

TOTAL DEBT OBLIGATIONS	6,006,583	—	—		6,006,583

Mutual Funds
United States	166,903,535	—	—		166,903,535

TOTAL MUTUAL FUNDS	166,903,535	—	—		166,903,535

Short-Term Investments	3,395,383	21,999,814	—		25,395,197

Total Investments	201,476,652	40,304,670	2,934		241,784,256

Derivatives^
Swap Contracts
Equity Risk	—	58,310	—		58,310

Total	$201,476,652	$40,362,980	$2,934		$241,842,566

Liability Valuation Inputs
Common Stocks
Australia	$—	$(760,144)	$—		$(760,144)
Austria	—	(225,008)	—		(225,008)
Belgium	—	(304,407)	—		(304,407)
Canada	(2,106,687)	—	—		(2,106,687)
China	(2,029)	—	—		(2,029)
Denmark	—	(230,604)	—		(230,604)
Finland	—	(84,362)	—		(84,362)
France	—	(984,007)	—		(984,007)
Germany	(45,400)	(1,304,971)	—		(1,350,371)
Ireland	—	(96,979)	—		(96,979)

Description	Level 1	Level 2	Level 3	Total
Strategic Opportunities Allocation Fund (continued)
Liability Valuation Inputs (continued)
Common Stocks (continued)
Israel	$(323,216)	$—	$—	$(323,216)
Italy	(15,077)	(1,001,471)	—	(1,016,548)
Japan	—	(2,868,481)	—	(2,868,481)
Netherlands	—	(863,965)	—	(863,965)
New Zealand	—	(247,968)	—	(247,968)
Norway	—	(104,607)	—	(104,607)
Peru	(251,755)	—	—	(251,755)
Singapore	(216,268)	(219,015)	—	(435,283)
Spain	—	(612,941)	—	(612,941)
Sweden	—	(352,550)	—	(352,550)
Switzerland	—	(220,159)	—	(220,159)
United Kingdom	—	(1,983,686)	—	(1,983,686)
United States	(17,762,385)	—	—	(17,762,385)

TOTAL COMMON STOCKS	(20,722,817)	(12,465,325)	—	(33,188,142)

Preferred Stocks
Germany	—	(286,910)	—	(286,910)

TOTAL PREFERRED STOCKS	—	(286,910)	—	(286,910)

Derivatives^
Swap Contacts
Equity Risk	—	(21,341)	—	(21,341)

Total	$(20,722,817)	$(12,773,576)	$—	$(33,496,393)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

§	Represents the interest in securities that were determined to have a value of zero at November 30, 2023.
^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ financial statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

As of November 30, 2023, Alternative Allocation Fund’s Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendors).

The following is a reconciliation of securities and derivatives, if any, for Funds in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2023	Purchases/ Closing of Options	Sales/ Writing of Options	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of November 30, 2023		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2023
Consolidated Alternative Allocation Fund
Common Stocks
Canada	$—	$250,284	$—	$—	$—	$102,228	$—	$—	$352,512		$102,228
China	419,007	79,447	(199,477)	—	(860,362)	561,385	—	—	0	§	—
United States	15,395	—	—	—	—	7,697	—	—	23,092		7,697
Rights/Warrants
United States	384,887	—	—	—	—	68,302	—	—	453,189		68,302
Investment Funds
United States	2,331,920	—	—	—	—	20,016	—	—	2,351,936		(30,025)

Total Investments	$3,151,209	$329,731	$(199,477)	$—	$(860,362)	$759,628	$—	$—	$3,180,729		$148,202

Total	$3,151,209	$329,731	$(199,477)	$—	$(860,362)	$759,628	$—	$—	$3,180,729		$148,202

§	Represents an interest in securities that were determined to have a fair value of zero at November 30, 2023.

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended November 30, 2023.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Consolidated Alternative Allocation Fund
Common Stock	—	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of November 30, 2023, the value of these securities and/or derivatives for Consolidated Alternative Allocation Fund was $3,180,729. The inputs for these investments are not readily available or cannot be reasonably estimated.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended November 30, 2023 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Consolidated Alternative Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$5,754,599	$—	$6,183,898	$83,688	$—	$123,020	$306,279	$—
GMO Resources Fund, Class VI	—	3,875,000	—	—	—	—	(355,048)	3,519,952

Totals	$5,754,599	$3,875,000	$6,183,898	$83,688	$—	$123,020	$(48,769)	$3,519,952

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Benchmark-Free Allocation Fund
GMO Emerging Country Debt Fund, Class VI	$225,439,211	$1,639,310	$112,000,000	$1,639,310		$—	$(48,783,868)	$60,241,887	$126,536,540
GMO High Yield Fund, Class VI	90,670,017	—	48,000,000	—		—	(1,273,701)	5,240,724	46,637,040
GMO Implementation Fund	3,734,452,836	383,883,088	743,913,616	31,134,806		—	(62,048,572)	244,094,279	3,556,468,015
GMO Opportunistic Income Fund, Class VI	263,438,935	2,272,126	113,540,000	2,272,126		—	(8,858,804)	15,011,750	158,324,007
GMO SGM Major Markets Fund, Class VI	88,586,880	14,803,679	89,000,143	4,505,766		10,297,913	(23,242,048)	8,851,632	—

Totals	$4,402,587,879	$402,598,203	$1,106,453,759	$39,552,008		$10,297,913	$(144,206,993)	$333,440,272	$3,887,965,602

Benchmark-Free Fund
GMO Emerging Country Debt Fund, Class VI	$83,120,284	$521,025	$47,400,000	$521,025		$—	$(15,846,483)	$19,468,341	$39,863,167
GMO High Yield Fund, Class VI	63,734,779	—	52,100,000	—		—	(1,391,926)	2,979,438	13,222,291
GMO Opportunistic Income Fund, Class VI	68,635,629	—	18,000,000	766,669		—	(761,130)	2,611,366	52,485,865
GMO Resources Fund, Class VI	41,081,249	12,829,240	—	337,900		791,341	—	(5,782,680)	48,127,809
GMO SGM Major Markets Fund, Class VI	29,075,472	4,858,777	28,185,243	1,478,857		3,379,921	(9,315,204)	3,566,198	—
GMO U.S. Treasury Fund	1,230,461	102,463,953	90,555,862	—	**	—	19,909	—	13,158,461

Totals	$286,877,874	$120,672,995	$236,241,105	$3,104,451		$4,171,262	$(27,294,834)	$22,842,663	$166,857,593

Global Asset Allocation Fund
GMO Alternative Allocation Fund, Class VI	$48,411,511	$260,000	$7,175,000	$—		$—	$(337,203)	$1,703,250	$42,862,558
GMO Asset Allocation Bond Fund, Class VI	20,113,672	1,937,420	480,000	437,420		—	(34,764)	(616,732)	20,919,596
GMO Emerging Country Debt Fund, Class VI	10,468,900	98,938	—	98,939		—	—	954,942	11,522,780
GMO Emerging Markets ex-China Fund, Class VI	23,354,081	334,164	1,584,573	334,164		—	(612,160)	3,459,243	24,950,755
GMO Emerging Markets Fund, Class VI	25,997,689	1,412,122	3,337,722	1,412,120		—	(1,801,875)	2,650,139	24,920,353
GMO High Yield Fund, Class VI	6,868,538	—	7,135,397	—		—	(9,519)	276,378	—
GMO International Equity Fund, Class IV	61,754,726	826,159	19,982,916	826,158		—	(1,692,538)	5,306,954	46,212,385
GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class III	—	24,177,833	24,209,643	42,436		—	31,810	—	—
GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class IV	—	23,629,824	—	—		—	—	1,076,668	24,706,492
GMO-Usonian Japan Value Creation Fund, Class VI	13,795,046	172,526	1,400,050	172,527		—	(130,285)	1,734,126	14,171,363
GMO Multi-Sector Fixed Income Fund, Class IV	40,659,884	—	410,000	—		—	(107,832)	579,805	40,721,857
GMO Opportunistic Income Fund, Class VI	10,403,498	109,310	630,000	109,310		—	(54,420)	370,083	10,198,471
GMO Quality Cyclicals Fund, Class VI	10,368,785	559,963	385,581	76,534		483,429	45,618	(117,439)	10,471,346
GMO Quality Fund, Class VI	9,574,699	21,496	929,643	21,497		—	111,114	1,968,026	10,745,692
GMO Small Cap Quality Fund, Class VI	10,654,800	349,981	1,170,761	6,643		343,339	185,471	539,489	10,558,980

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Global Asset Allocation Fund (continued)
GMO U.S. Equity Fund, Class VI	$16,671,178	$1,000,408	$638,041	$48,122	$952,285	$(127,189)	$922,206	$17,828,562
GMO U.S. Opportunistic Value Fund, Class VI	23,008,064	453,210	—	97,548	355,662	—	428,128	23,889,402
GMO U.S. Small Cap Value Fund, Class VI	7,061,808	22,963	61,692	22,964	—	(33,126)	104,916	7,094,869
GMO Resources Fund, Class VI	—	7,000,000	—	—	—	—	(400,602)	6,599,398
GMO U.S. Treasury Fund	8,036	353,718	200,000	4,212	—	19	(3)	161,770

Totals	$339,174,915	$62,720,035	$69,731,019	$3,710,594	$2,134,715	$(4,566,879)	$20,939,577	$348,536,629

Global Developed Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$5,208,340	$75,744	$1,209,607	$75,743	$—	$(545,904)	$1,088,575	$4,617,148
GMO International Equity Fund, Class IV	26,045,425	422,480	10,236,742	393,658	—	1,039,656	334,999	17,605,818
GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class III	—	6,913,729	6,913,729	13,729	—	—	—	—
GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class IV	—	6,920,944	776,908	—	—	(15,490)	303,143	6,431,689
GMO-Usonian Japan Value Creation Fund, Class VI	2,653,243	34,114	412,377	34,113	—	(50,124)	343,181	2,568,037
GMO Quality Cyclicals Fund, Class VI	3,852,762	217,196	717,031	28,839	182,161	17,157	(95,310)	3,274,774
GMO Quality Fund, Class VI	9,468,743	21,878	1,567,755	21,879	—	170,275	1,763,298	9,856,439
GMO Small Cap Quality Fund, Class VI	3,836,577	149,519	1,030,818	2,479	128,134	115,605	94,055	3,164,938
GMO U.S. Equity Fund, Class VI	4,067,439	245,887	500,251	11,828	234,058	(103,559)	245,597	3,955,113
GMO U.S. Opportunistic Value Fund, Class VI	10,040,826	333,280	771,160	42,570	155,213	(49,660)	169,676	9,722,962
GMO U.S. Small Cap Value Fund, Class VI	1,811,524	99,863	—	5,891	—	—	21,720	1,933,107
GMO Resources Fund, Class VI	—	2,165,000	199,554	—	—	(18,893)	(111,399)	1,835,154

Totals	$66,984,879	$17,599,634	$24,335,932	$630,729	$699,566	$559,063	$4,157,535	$64,965,179

Global Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$57,572,405	$3,773,088	$5,726,912	$857,735	$—	$(2,513,024)	$9,564,908	$62,670,465
GMO Emerging Markets Fund, Class VI	66,864,262	10,251,939	10,671,811	3,929,108	—	(6,140,999)	8,297,887	68,601,278
GMO International Equity Fund, Class IV	193,720,044	7,493,192	86,964,750	2,700,826	—	(9,524,497)	20,198,481	124,922,470
GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class III	—	61,305,324	61,390,545	120,785	—	85,221	—	—
GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class IV	—	61,607,517	2,906,028	—	—	81,683	2,918,777	61,701,949
GMO-Usonian Japan Value Creation Fund, Class VI	23,544,917	1,446,415	3,108,908	297,893	—	(346,519)	3,088,653	24,624,558

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Global Equity Allocation Fund (continued)
GMO Quality Cyclicals Fund, Class VI	$28,770,184	$3,124,418	$286,560	$218,001		$1,377,009	$10,357	$(206,147)	$31,412,252
GMO Quality Fund, Class VI	71,537,500	1,488,300	13,096,139	158,300		—	858,973	14,113,285	74,901,919
GMO Small Cap Quality Fund, Class VI	29,750,989	1,632,589	3,068,349	19,430		1,004,271	515,687	1,577,813	30,408,729
GMO U.S. Equity Fund, Class VI	29,699,442	2,050,632	1,964,843	86,615		1,714,017	(481,051)	1,856,010	31,160,190
GMO U.S. Opportunistic Value Fund, Class VI	70,821,461	3,929,765	1,724,105	307,595		1,121,501	(11,430)	1,364,241	74,379,932
GMO U.S. Small Cap Value Fund, Class VI	17,102,735	1,585,259	316,871	59,784		—	(46,654)	281,193	18,605,662
GMO Resources Fund, Class VI	—	19,384,551	150,189	—		—	(6,401)	(1,043,040)	18,184,921

Totals	$589,383,939	$179,072,989	$191,376,010	$8,756,072		$5,216,798	$(17,518,654)	$62,012,061	$621,574,325

Consolidated Implementation Fund
GMO U.S. Treasury Fund	$1,119,668	$202,536,196	$201,707,821	$—	**	$—	$38,947	$503	$1,987,493

International Developed Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$18,016,158	$907,280	$658,242	$263,771		$—	$(261,661)	$2,537,151	$20,540,686
GMO International Equity Fund, Class IV	199,942,022	6,407,826	42,841,001	3,291,589		—	(2,760,066)	16,399,742	177,148,523
GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class III	—	42,961,458	42,961,538	70,726		—	80	—	—
GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class IV	—	43,238,871	76,419	—		—	3,035	1,867,897	45,033,384
GMO-Usonian Japan Value Creation Fund, Class VI	9,172,729	116,667	358,472	116,667		—	(39,286)	1,114,902	10,006,540

Totals	$227,130,909	$93,632,102	$86,895,672	$3,742,753		$—	$(3,057,898)	$21,919,692	$252,729,133

International Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$39,608,956	$808,565	$19,852,775	$413,217		$—	$(6,463,950)	$9,580,078	$23,680,874
GMO Emerging Markets Fund, Class VI	140,917,055	9,451,055	66,728,431	5,904,217		—	(22,670,791)	25,514,508	86,483,396
GMO International Equity Fund, Class IV	291,592,810	7,211,601	175,094,736	3,304,637		—	6,519,792	6,270,435	136,499,902
GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class III	—	44,242,765	44,288,140	82,765		—	45,375	—	—
GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class IV	—	43,631,189	10,263,896	—		—	19,670	1,460,952	34,847,915
GMO-Usonian Japan Value Creation Fund, Class VI	19,689,572	804,589	10,558,302	179,483		—	(750,676)	2,339,093	11,524,276

Totals	$491,808,393	$106,149,764	$326,786,280	$9,884,319		$—	$(23,300,580)	$45,165,066	$293,036,363

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Strategic Opportunities Allocation Fund
GMO Asset Allocation Bond Fund, Class VI	$—	$12,270,000	$445,000	$—	$—	$29,076	$828,685	$12,682,761
GMO Emerging Country Debt Fund, Class VI	6,386,651	1,019,332	—	69,332	—	—	668,641	8,074,624
GMO Emerging Markets ex-China Fund, Class VI	16,871,485	245,358	1,780,000	245,357	—	(613,875)	2,701,402	17,424,370
GMO Emerging Markets Fund, Class VI	16,668,100	874,570	3,205,000	874,570	—	(1,225,160)	1,762,344	14,874,854
GMO International Equity Fund, Class IV	24,591,450	5,546,228	2,315,000	440,470	—	206,104	1,672,520	29,701,302
GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class III	—	17,242,935	17,316,106	42,935	—	73,171	—	—
GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class IV	—	16,316,106	—	—	—	—	1,004,496	17,320,602
GMO-Usonian Japan Value Creation Fund, Class VI	10,075,534	113,576	1,300,000	113,576	—	75,821	1,032,437	9,997,368
GMO Multi-Sector Fixed Income Fund, Class IV	10,765,156	8,200,000	12,270,000	—	—	(1,222,056)	984,549	6,457,649
GMO Quality Fund, Class VI	7,408,770	14,640	1,200,000	14,640	—	154,494	1,373,592	7,751,496
GMO Small Cap Quality Fund, Class VI	7,332,851	249,642	730,000	4,739	244,903	111,880	382,154	7,346,527
GMO U.S. Equity Fund, Class VI	9,770,751	590,665	955,000	28,413	562,252	(104,520)	576,274	9,878,170
GMO U.S. Opportunistic Value Fund, Class VI	16,800,764	330,939	—	71,230	259,709	—	312,624	17,444,327
GMO Resources Fund, Class VI	—	5,000,000	—	—	—	—	(286,145)	4,713,855
GMO U.S. Treasury Fund	4,095,276	10,134,106	11,000,000	124,014	—	(23,929)	30,177	3,235,630

Totals	$130,766,788	$78,148,097	$52,516,106	$2,029,276	$1,066,864	$(2,538,994)	$13,043,750	$166,903,535

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2023 through November 30, 2023. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2024.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $77,695 and $163,090 in Benchmark-Free Fund and Consolidated Implementation Fund, respectively, during the period.

***

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.